UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: September 30

Registrant is making a filing for 10 of its series: Allspring Common Stock Fund, Allspring Discovery Mid Cap Growth Fund, Allspring Discovery SMID Cap Growth Fund, Allspring Diversified Capital Builder Fund, Allspring Diversified Income Builder Fund, Allspring Global Investment Grade Credit Fund, Allspring Income Plus Fund, Allspring Index Asset Allocation Fund, Allspring Opportunity Fund and Allspring Special Mid Cap Value Fund.

Date of reporting period: March 31, 2024

ITEM 1. REPORT TO STOCKHOLDERS

2

Allspring Common Stock Fund
Semi-Annual Report
March 31, 2024

The views expressed and any forward-looking statements are as of March 31, 2024, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Common Stock Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Common Stock Fund for the six-month period that ended March 31, 2024. Globally, stocks and bonds had positive returns for the period. However, markets were volatile as investors focused on persistently high inflation and the impact of aggressive central bank rate hikes. Riskier assets rallied as investors anticipated an end to the tight monetary policy.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 23.48%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 14.90% while the MSCI EM Index (Net) (USD),3 returned 10.42%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 5.99%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 5.71%, the Bloomberg Municipal Bond Index6 returned 7.48%, and the ICE BofA U.S. High Yield Index7 gained 8.68%.
Investors remained focused on central bank monetary policies.
The period began with a tough month for financial markets overall in October. Key global and domestic indexes all were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict—and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter gross domestic product (GDP) growth was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter.
The broad year-end rally among stocks and bonds that began in November continued through December as investors became more confident that monetary policy would ease in 2024. Supporting the bubbly market mood were a series of reports confirming lower inflationary trends in the U.S. and Europe. During the period, it appeared more likely that the U.S. economy could achieve a soft landing, cooling enough to lower inflation without the pain of a recession. However, by year-end, an expectations gap developed. Capital markets priced in a total of 1.50 percentage points in federal funds rate cuts in 2024—twice as much as the three cuts of 0.25% hinted at by Fed officials.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. Returns shown are net of transaction costs beginning on July 1, 2022. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
2 | Allspring Common Stock Fund

Letter to shareholders (unaudited)
Financial market performance was mixed in January 2024 as U.S. stocks had modest gains while non-U.S. equities, particularly those in emerging markets, and fixed income assets were held back by central bank pushback on market optimism over rate cuts. Overall, optimism was supported by indications of a soft landing for the U.S. economy. Key data included a surprisingly strong gain of 353,000 jobs in January, an unemployment rate of just 3.7%, and a rise of just 3.1% in the CPI in January. However, that resilience helped push back expectations of a rate cut in March to a more likely second quarter initial move.
In February, stocks were supported by positive economic data and strong corporate earnings. However, fixed income investments were under pressure as resilient inflation led to lowered expectations on the timing of interest rate cuts. The S&P 500 Index had solid monthly gains along with emerging market equities, which benefited from a rebound in China.
The first quarter of 2024 closed with ongoing stock market momentum and a more muted sense of confidence in fixed income markets as investors adjusted to the prospect of greater-than-expected economic strength. On the flip side of that is that expectations on the timing of a long-anticipated initial Fed rate cut were pushed back from March to June and then beyond. Additionally, the number of quarter-point rate cuts forecast by the market fell from six as projected in December 2023 to two to three cuts by the end of March.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers a wide variety of mutual funds spanning many asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
“ The first quarter of 2024 closed with ongoing stock market momentum and a more muted sense of confidence in fixed income markets as investors adjusted to the prospect of greater-than-expected economic strength. ”
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Allspring Common Stock Fund | 3

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

4 | Allspring Common Stock Fund

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Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Christopher G. Miller, CFA, Garth B. Newport, CFA

Average annual total returns (%) as of March 31, 2024
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (SCSAX)	11-30-2000	9.89	8.47	7.60	16.62	9.77	8.24	1.27	1.26
Class C (STSAX)	11-30-2000	14.74	9.05	7.64	15.74	9.05	7.64	2.02	2.01
Class R6 (SCSRX)	6-28-2013	–	–	–	17.14	10.23	8.70	0.85	0.84
Administrator Class (SCSDX)	7-30-2010	–	–	–	16.84	10.33	8.60	1.20	1.11
Institutional Class (SCNSX)	7-30-2010	–	–	–	17.08	10.19	8.67	0.95	0.86
Russell 3000® Index[3]	–	–	–	–	29.29	14.34	12.33	–	–
Russell 2500™ Index[4]	–	–	–	–	21.43	9.90	8.84	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report, which do not include acquired fund fees and expenses.

[2]
The manager has contractually committed through January 31, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.25% for Class A, 2.00% for Class C, 0.83% for Class R6, 1.10% for Administrator Class and 0.85% for Institutional Class. Brokerage
commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees.
Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[4]
The Russell 2500TM Index measures the performance of the 2,500 smallest companies in the Russell 3000® Index, which represents approximately 16% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

Investing involves risk, including the possible loss of principal. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. Consult the Fund’s prospectus for additional information on these and other risks.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring Common Stock Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of March 31, 2024[1]
Atkore, Inc.	2.64
Regal Rexnord Corp.	2.33
Ashland, Inc.	2.15
Carlisle Cos., Inc.	2.12
Burlington Stores, Inc.	2.11
Melrose Industries PLC	2.11
Bio-Rad Laboratories, Inc. Class A	2.07
Teledyne Technologies, Inc.	2.01
Sun Communities, Inc.	1.84
Marvell Technology, Inc.	1.78

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of March 31, 2024[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Common Stock Fund | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2023 to March 31, 2024.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 10-1-2023	Ending account value 3-31-2024	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,197.05	$6.83	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.27	1.25%
Class C
Actual	$1,000.00	$1,192.75	$10.69	1.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.12	$9.82	1.96%
Class R6
Actual	$1,000.00	$1,199.67	$4.54	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.74	$4.17	0.83%
Administrator Class
Actual	$1,000.00	$1,198.56	$6.01	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.52	1.10%
Institutional Class
Actual	$1,000.00	$1,199.88	$4.65	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	$4.27	0.85%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half-year period).

8 | Allspring Common Stock Fund

Portfolio of investments—March 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.70%
Communication services: 0.60%
Interactive media & services: 0.60%
Bumble, Inc. Class A†	447,052	$5,074,040
Consumer discretionary: 12.39%
Automobile components: 1.32%
Gentherm, Inc.†	192,190	11,066,300
Distributors: 1.42%
LKQ Corp.	224,457	11,988,248
Diversified consumer services: 1.07%
Service Corp. International	121,469	9,014,215
Hotels, restaurants & leisure: 1.19%
Planet Fitness, Inc. Class A†	159,623	9,997,189
Household durables: 1.28%
Mohawk Industries, Inc.†	82,207	10,760,074
Specialty retail: 6.11%
Burlington Stores, Inc.†	76,325	17,721,902
Leslie’s, Inc.†	1,703,548	11,073,062
National Vision Holdings, Inc.†	294,562	6,527,494
Revolve Group, Inc.†	515,952	10,922,704
Tractor Supply Co.	19,649	5,142,536
		51,387,698
Consumer staples: 2.79%
Food products: 1.40%
Nomad Foods Ltd.	601,966	11,774,455
Household products: 1.39%
Church & Dwight Co., Inc.	112,154	11,698,784
Financials: 15.06%
Banks: 5.20%
Ameris Bancorp	135,188	6,540,395
Pinnacle Financial Partners, Inc.	134,660	11,564,601
Prosperity Bancshares, Inc.	104,886	6,899,401
Webster Financial Corp.	239,057	12,136,924
Wintrust Financial Corp.	63,444	6,622,919
		43,764,240
Capital markets: 2.23%
Cboe Global Markets, Inc.	42,641	7,834,431
Raymond James Financial, Inc.	84,940	10,907,995
		18,742,426
Financial services: 1.55%
Essent Group Ltd.	219,324	13,051,971
The accompanying notes are an integral part of these financial statements.
Allspring Common Stock Fund | 9

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Insurance: 6.08%
Arch Capital Group Ltd.†	153,859	$14,222,726
Axis Capital Holdings Ltd.	192,613	12,523,697
First American Financial Corp.	206,314	12,595,470
Reinsurance Group of America, Inc.	61,349	11,832,995
		51,174,888
Health care: 11.32%
Biotechnology: 0.08%
Sage Therapeutics, Inc.†	34,670	649,716
Health care equipment & supplies: 4.22%
Haemonetics Corp.†	125,314	10,695,550
Integer Holdings Corp.†	101,398	11,831,119
LivaNova PLC†	231,990	12,977,520
		35,504,189
Health care providers & services: 2.58%
HealthEquity, Inc.†	155,275	12,675,098
Humana, Inc.	26,162	9,070,889
		21,745,987
Health care technology: 0.36%
Schrodinger, Inc.†	113,190	3,056,130
Life sciences tools & services: 4.08%
Azenta, Inc.†	202,956	12,234,188
Bio-Rad Laboratories, Inc. Class A†	50,219	17,369,245
Sotera Health Co.†	389,945	4,683,239
		34,286,672
Industrials: 21.90%
Aerospace & defense: 2.11%
Melrose Industries PLC	2,085,682	17,716,342
Building products: 3.25%
AZEK Co., Inc.†	189,464	9,514,882
Carlisle Cos., Inc.	45,567	17,855,429
		27,370,311
Commercial services & supplies: 2.35%
Republic Services, Inc.	41,068	7,862,058
Stericycle, Inc.†	225,545	11,897,499
		19,759,557
Construction & engineering: 1.30%
API Group Corp.†	279,053	10,958,411
The accompanying notes are an integral part of these financial statements.
10 | Allspring Common Stock Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Electrical equipment: 4.97%
Atkore, Inc.	116,576	$22,191,407
Regal Rexnord Corp.	108,978	19,626,938
		41,818,345
Machinery: 0.81%
Ingersoll Rand, Inc.	71,854	6,822,537
Professional services: 4.78%
CACI International, Inc. Class A†	25,104	9,510,148
Dun & Bradstreet Holdings, Inc.	995,814	9,997,973
TransUnion	133,217	10,630,717
WNS Holdings Ltd.†	198,535	10,031,973
		40,170,811
Trading companies & distributors: 2.33%
Air Lease Corp.	253,312	13,030,369
United Rentals, Inc.	9,078	6,546,237
		19,576,606
Information technology: 16.16%
Electronic equipment, instruments & components: 3.43%
Littelfuse, Inc.	49,456	11,985,662
Teledyne Technologies, Inc.†	39,351	16,894,171
		28,879,833
IT services: 1.62%
Okta, Inc.†	130,321	13,634,183
Semiconductors & semiconductor equipment: 3.32%
Marvell Technology, Inc.	211,241	14,972,762
ON Semiconductor Corp.†	175,624	12,917,145
		27,889,907
Software: 7.79%
CCC Intelligent Solutions Holdings, Inc.†	804,953	9,627,238
Instructure Holdings, Inc.†	470,403	10,057,216
PagerDuty, Inc.†	520,343	11,801,379
Q2 Holdings, Inc.†	233,820	12,289,579
Riskified Ltd. Class A†	580,236	3,139,077
Sprinklr, Inc. Class A†	507,553	6,227,675
SPS Commerce, Inc.†	37,184	6,875,322
WalkMe Ltd.†	641,308	5,515,249
		65,532,735
Materials: 8.79%
Chemicals: 5.31%
Ashland, Inc.	185,493	18,061,453
The accompanying notes are an integral part of these financial statements.
Allspring Common Stock Fund | 11

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Chemicals(continued)
Olin Corp.	254,357	$14,956,192
Westlake Corp.	76,339	11,664,599
		44,682,244
Containers & packaging: 1.24%
Crown Holdings, Inc.	131,474	10,420,629
Metals & mining: 1.09%
Commercial Metals Co.	155,624	9,146,023
Paper & forest products: 1.15%
Louisiana-Pacific Corp.	115,670	9,705,870
Real estate: 8.69%
Industrial REITs : 1.67%
Terreno Realty Corp.	211,037	14,012,857
Residential REITs : 4.31%
American Homes 4 Rent Class A	283,610	10,431,176
Mid-America Apartment Communities, Inc.	78,514	10,330,872
Sun Communities, Inc.	120,588	15,505,205
		36,267,253
Specialized REITs : 2.71%
Gaming & Leisure Properties, Inc.	212,399	9,785,222
SBA Communications Corp.	59,997	13,001,350
		22,786,572
Total common stocks (Cost $608,012,776)		821,888,248
Investment companies: 1.48%
Exchange-traded funds: 1.48%
SPDR S&P Biotech ETF	130,675	12,399,751
Total investment companies (Cost $7,457,008)		12,399,751

		Yield
Short-term investments: 1.06%
Investment companies: 1.06%
Allspring Government Money Market Fund Select Class♠∞		5.25%	8,957,803	8,957,803
Total short-term investments (Cost $8,957,803)				8,957,803
Total investments in securities (Cost $624,427,587)	100.24%			843,245,802
Other assets and liabilities, net	(0.24)			(2,030,264)
Total net assets	100.00%			$841,215,538

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.
12 | Allspring Common Stock Fund

Portfolio of investments—March 31, 2024 (unaudited)

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$31,402,705	$105,017,503	$(127,462,405)	$0	$0	$8,957,803	8,957,803	$305,438
The accompanying notes are an integral part of these financial statements.
Allspring Common Stock Fund | 13

Statement of assets and liabilities—March 31, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $615,469,784)	$834,287,999
Investments in affiliated securities, at value (cost $8,957,803)	8,957,803
Cash	162,584
Foreign currency, at value (cost $71)	71
Receivable for investments sold	2,353,751
Receivable for dividends	743,988
Receivable for Fund shares sold	21,705
Prepaid expenses and other assets	74,206
Total assets	846,602,107
Liabilities
Payable for investments purchased	3,530,134
Payable for Fund shares redeemed	613,146
Management fee payable	539,251
Administration fees payable	135,732
Trustees’ fees and expenses payable	3,426
Distribution fee payable	716
Accrued expenses and other liabilities	564,164
Total liabilities	5,386,569
Total net assets	$841,215,538
Net assets consist of
Paid-in capital	$614,745,814
Total distributable earnings	226,469,724
Total net assets	$841,215,538
Computation of net asset value and offering price per share
Net assets–Class A	$766,908,620
Shares outstanding–Class A1	41,829,337
Net asset value per share–Class A	$18.33
Maximum offering price per share – Class A2	$19.45
Net assets–Class C	$1,227,927
Shares outstanding–Class C1	148,242
Net asset value per share–Class C	$8.28
Net assets–Class R6	$6,648,614
Shares outstanding–Class R6[1]	320,964
Net asset value per share–Class R6	$20.71
Net assets–Administrator Class	$1,189,813
Shares outstanding–Administrator Class[1]	60,339
Net asset value per share–Administrator Class	$19.72
Net assets–Institutional Class	$65,240,564
Shares outstanding–Institutional Class[1]	3,171,542
Net asset value per share–Institutional Class	$20.57
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Common Stock Fund

Statement of operations—six months ended March 31, 2024 (unaudited)
Statement of operations
Investment income
Dividends	$4,051,837
Income from affiliated securities	305,438
Interest	1,194
Total investment income	4,358,469
Expenses
Management fee	3,062,486
Administration fees
Class A	706,154
Class C	1,129
Class R6	930
Administrator Class	766
Institutional Class	44,752
Shareholder servicing fees
Class A	880,066
Class C	1,409
Administrator Class	1,462
Distribution fee
Class C	3,916
Custody and accounting fees	13,775
Professional fees	33,469
Registration fees	32,369
Shareholder report expenses	17,916
Trustees’ fees and expenses	12,369
Other fees and expenses	13,054
Total expenses	4,826,022
Less: Fee waivers and/or expense reimbursements
Fund-level	(47,870)
Administrator Class	(542)
Institutional Class	(28,293)
Net expenses	4,749,317
Net investment loss	(390,848)
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	30,742,072
Foreign currency and foreign currency translations	(2,907)
Net realized gains on investments	30,739,165
Net change in unrealized gains (losses) on
Unaffiliated securities	113,935,154
Foreign currency and foreign currency translations	1,721
Net change in unrealized gains (losses) on investments	113,936,875
Net realized and unrealized gains (losses) on investments	144,676,040
Net increase in net assets resulting from operations	$144,285,192
The accompanying notes are an integral part of these financial statements.
Allspring Common Stock Fund | 15

Statement of changes in net assets
Statement of changes in net assets
	Six months ended March 31, 2024 (unaudited)		Year ended September 30, 2023
Operations
Net investment loss		$(390,848)		$(2,066,136)
Net realized gains on investments		30,739,165		35,325,393
Net change in unrealized gains (losses) on investments		113,936,875		80,775,317
Net increase in net assets resulting from operations		144,285,192		114,034,574
Distributions to shareholders from
Net investment income and net realized gains
Class A		(25,647,705)		(110,542,437)
Class C		(87,239)		(373,786)
Class R6		(201,162)		(4,204,252)
Administrator Class		(37,933)		(273,959)
Institutional Class		(2,465,513)		(10,704,809)
Total distributions to shareholders		(28,439,552)		(126,099,243)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	148,166	2,468,705	370,730	6,090,073
Class C	2,112	16,062	13,315	108,580
Class R6	52,189	984,875	521,832	9,524,927
Administrator Class	1,061	18,220	5,981	104,688
Institutional Class	93,912	1,737,331	799,852	14,991,385
		5,225,193		30,819,653
Reinvestment of distributions
Class A	1,496,401	24,256,663	6,756,457	104,725,081
Class C	11,493	84,361	48,548	358,288
Class R6	10,913	199,591	242,080	4,197,673
Administrator Class	2,062	35,933	14,790	245,511
Institutional Class	135,423	2,460,641	619,643	10,682,657
		27,037,189		120,209,210
Payment for shares redeemed
Class A	(3,008,728)	(50,163,468)	(5,886,339)	(96,911,567)
Class C	(9,934)	(76,317)	(62,549)	(498,591)
Class R6	(99,721)	(1,867,934)	(1,922,973)	(35,010,107)
Administrator Class	(19,931)	(349,134)	(48,522)	(858,685)
Institutional Class	(1,299,016)	(24,505,412)	(1,363,389)	(24,831,314)
		(76,962,265)		(158,110,264)
Net decrease in net assets resulting from capital share transactions		(44,699,883)		(7,081,401)
Total increase (decrease) in net assets		71,145,757		(19,146,070)
Net assets
Beginning of period		770,069,781		789,215,851
End of period		$841,215,538		$770,069,781
The accompanying notes are an integral part of these financial statements.
16 | Allspring Common Stock Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2024 (unaudited)	Year ended September 30
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$15.89	$16.31	$24.46	$17.88	$21.07	$24.58
Net investment loss	(0.01)[1]	(0.05)[1]	(0.12)	(0.12)	(0.03)	(0.01)
Net realized and unrealized gains (losses) on investments	3.06	2.34	(3.79)	7.75	(0.52)	(0.20)
Total from investment operations	3.05	2.29	(3.91)	7.63	(0.55)	(0.21)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.00)[2]	0.00
Net realized gains	(0.61)	(2.71)	(4.24)	(1.05)	(2.64)	(3.30)
Total distributions to shareholders	(0.61)	(2.71)	(4.24)	(1.05)	(2.64)	(3.30)
Net asset value, end of period	$18.33	$15.89	$16.31	$24.46	$17.88	$21.07
Total return[3]	19.71%	14.48%	(20.08)%	43.77%	(3.48)%	0.91%
Ratios to average net assets (annualized)
Gross expenses	1.26%	1.27%	1.26%	1.25%	1.27%	1.26%
Net expenses	1.25%	1.23%	1.23%	1.23%	1.23%	1.26%
Net investment loss	(0.14)%	(0.30)%	(0.58)%	(0.50)%	(0.14)%	(0.03)%
Supplemental data
Portfolio turnover rate	27%	36%	40%	48%	61%	40%
Net assets, end of period (000s omitted)	$766,909	$686,143	$684,178	$945,399	$722,547	$870,369

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Common Stock Fund | 17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2024 (unaudited)	Year ended September 30
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$7.52	$9.05	$15.45	$11.70	$14.72	$18.40
Net investment loss	(0.03)[1]	(0.08)[1]	(0.14)[1]	(0.18)[1]	(0.11)[1]	(0.11)[1]
Payment from affiliate	0.00	0.00	0.00	0.00	0.05	0.00
Net realized and unrealized gains (losses) on investments	1.40	1.26	(2.02)	4.98	(0.32)	(0.27)
Total from investment operations	1.37	1.18	(2.16)	4.80	(0.38)	(0.38)
Distributions to shareholders from
Net realized gains	(0.61)	(2.71)	(4.24)	(1.05)	(2.64)	(3.30)
Net asset value, end of period	$8.28	$7.52	$9.05	$15.45	$11.70	$14.72
Total return[2]	19.27%	13.64%	(20.56)%	42.64%	(3.88)%[3]	0.17%
Ratios to average net assets (annualized)
Gross expenses	1.96%	1.95%	1.88%	1.99%	2.01%	2.01%
Net expenses	1.96%	1.95%	1.88%	1.99%	2.01%	2.01%
Net investment loss	(0.84)%	(1.02)%	(1.23)%	(1.26)%	(0.92)%	(0.78)%
Supplemental data
Portfolio turnover rate	27%	36%	40%	48%	61%	40%
Net assets, end of period (000s omitted)	$1,228	$1,087	$1,314	$2,405	$3,020	$7,925

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	During the year ended September 30, 2020, the Fund received a payment from an affiliate which had a 0.39% impact on the total return.
The accompanying notes are an integral part of these financial statements.
18 | Allspring Common Stock Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2024 (unaudited)	Year ended September 30
Class R6		2023	2022	2021	2020	2019
Net asset value, beginning of period	$17.84	$17.94	$26.41	$19.16	$22.39	$25.80
Net investment income (loss)	0.03 [1]	0.02 [1]	(0.04)[1]	(0.02)[1]	0.05 [1]	0.09 [1]
Net realized and unrealized gains (losses) on investments	3.45	2.59	(4.19)	8.32	(0.56)	(0.20)
Total from investment operations	3.48	2.61	(4.23)	8.30	(0.51)	(0.11)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.08)	0.00
Net realized gains	(0.61)	(2.71)	(4.24)	(1.05)	(2.64)	(3.30)
Total distributions to shareholders	(0.61)	(2.71)	(4.24)	(1.05)	(2.72)	(3.30)
Net asset value, end of period	$20.71	$17.84	$17.94	$26.41	$19.16	$22.39
Total return[2]	19.97%	15.00%	(19.77)%	44.37%	(3.10)%	1.31%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.84%	0.83%	0.82%	0.84%	0.83%
Net expenses	0.83%	0.83%	0.83%	0.82%	0.83%	0.83%
Net investment income (loss)	0.28%	0.09%	(0.17)%	(0.09)%	0.27%	0.40%
Supplemental data
Portfolio turnover rate	27%	36%	40%	48%	61%	40%
Net assets, end of period (000s omitted)	$6,649	$6,378	$27,209	$35,280	$27,628	$36,069

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Common Stock Fund | 19

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2024 (unaudited)	Year ended September 30
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$17.03	$17.28	$25.63	$18.67	$21.56	$25.04
Net investment income (loss)	0.00 [1,2]	(0.03)[2]	(0.10)[2]	(0.09)[2]	0.00 [1,2]	0.03
Payment from affiliate	0.00	0.00	0.00	0.00	0.32	0.00
Net realized and unrealized gains (losses) on investments	3.30	2.49	(4.01)	8.10	(0.54)	(0.21)
Total from investment operations	3.30	2.46	(4.11)	8.01	(0.22)	(0.18)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.03)	0.00
Net realized gains	(0.61)	(2.71)	(4.24)	(1.05)	(2.64)	(3.30)
Total distributions to shareholders	(0.61)	(2.71)	(4.24)	(1.05)	(2.67)	(3.30)
Net asset value, end of period	$19.72	$17.03	$17.28	$25.63	$18.67	$21.56
Total return[3]	19.86%	14.59%	(19.87)%[4]	43.96%	(1.68)%[5]	1.03%
Ratios to average net assets (annualized)
Gross expenses	1.19%	1.19%	1.17%	1.17%	1.17%	1.18%
Net expenses	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income (loss)	0.00%	(0.18)%	(0.45)%	(0.36)%	0.01%	0.14%
Supplemental data
Portfolio turnover rate	27%	36%	40%	48%	61%	40%
Net assets, end of period (000s omitted)	$1,190	$1,314	$1,813	$2,918	$2,239	$3,572

[1]	Amount is less than $0.005.
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]	During the year ended September 30, 2022, the Fund received payments from a service provider which had a 0.09% impact on the total return.
[5]	During the year ended September 30, 2020, the Fund received a payment from an affiliate which had a 1.69% impact on the total return.
The accompanying notes are an integral part of these financial statements.
20 | Allspring Common Stock Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2024 (unaudited)	Year ended September 30
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$17.72	$17.85	$26.30	$19.09	$22.32	$25.73
Net investment income (loss)	0.02 [1]	0.02 [1]	(0.04)[1]	(0.03)[1]	0.05 [1]	0.08 [1]
Net realized and unrealized gains (losses) on investments	3.44	2.56	(4.17)	8.29	(0.56)	(0.19)
Total from investment operations	3.46	2.58	(4.21)	8.26	(0.51)	(0.11)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.08)	0.00
Net realized gains	(0.61)	(2.71)	(4.24)	(1.05)	(2.64)	(3.30)
Total distributions to shareholders	(0.61)	(2.71)	(4.24)	(1.05)	(2.72)	(3.30)
Net asset value, end of period	$20.57	$17.72	$17.85	$26.30	$19.09	$22.32
Total return[2]	19.99%	14.89%	(19.78)%	44.32%	(3.13)%	1.31%
Ratios to average net assets (annualized)
Gross expenses	0.94%	0.94%	0.93%	0.92%	0.94%	0.93%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income (loss)	0.25%	0.09%	(0.20)%	(0.14)%	0.24%	0.37%
Supplemental data
Portfolio turnover rate	27%	36%	40%	48%	61%	40%
Net assets, end of period (000s omitted)	$65,241	$75,148	$74,701	$98,202	$126,279	$159,426

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Common Stock Fund | 21

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Common Stock Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On March 31, 2024, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
22 | Allspring Common Stock Fund

Notes to financial statements (unaudited)
Interest earned on cash balances held at the custodian is recorded as interest income.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2024, the aggregate cost of all investments for federal income tax purposes was $605,803,389 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$280,718,598
Gross unrealized losses	(43,276,185)
Net unrealized gains	$237,442,413
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Common Stock Fund | 23

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$5,074,040	$0	$0	$5,074,040
Consumer discretionary	104,213,724	0	0	104,213,724
Consumer staples	23,473,239	0	0	23,473,239
Financials	126,733,525	0	0	126,733,525
Health care	95,242,694	0	0	95,242,694
Industrials	184,192,920	0	0	184,192,920
Information technology	135,936,658	0	0	135,936,658
Materials	73,954,766	0	0	73,954,766
Real estate	73,066,682	0	0	73,066,682
Investment companies	12,399,751	0	0	12,399,751
Short-term investments
Investment companies	8,957,803	0	0	8,957,803
Total assets	$843,245,802	$0	$0	$843,245,802
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At March 31, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.800%
Next $500 million	0.750
Next $1 billion	0.700
Next $2 billion	0.675
Next $1 billion	0.650
Next $5 billion	0.640
Over $10 billion	0.630
For the six months ended March 31, 2024, the management fee was equivalent to an annual rate of 0.78% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
24 | Allspring Common Stock Fund

Notes to financial statements (unaudited)
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of March 31, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.25%
Class C	2.00
Class R6	0.83
Administrator Class	1.10
Institutional Class	0.85
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2024, Allspring Funds Distributor received $131 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended March 31, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended March 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2024 were $207,298,069 and $256,504,690, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption
Allspring Common Stock Fund | 25

Notes to financial statements (unaudited)
requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended March 31, 2024, there were no borrowings by the Fund under the agreement.
7.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
26 | Allspring Common Stock Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Common Stock Fund | 27

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 100 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

28 | Allspring Common Stock Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

Allspring Common Stock Fund | 29

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

30 | Allspring Common Stock Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-04032024-ocdxjcrg 05-24
SAR3301 03-24

Allspring Discovery Mid Cap Growth Fund
Semi-Annual Report
March 31, 2024

The views expressed and any forward-looking statements are as of March 31, 2024, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Discovery Mid Cap Growth Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Discovery Mid Cap Growth Fund for the six-month period that ended March 31, 2024. Globally, stocks and bonds had positive returns for the period. However, markets were volatile as investors focused on persistently high inflation and the impact of aggressive central bank rate hikes. Riskier assets rallied as investors anticipated an end to the tight monetary policy.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 23.48%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 14.90% while the MSCI EM Index (Net) (USD),3 returned 10.42%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 5.99%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 5.71%, the Bloomberg Municipal Bond Index6 returned 7.48%, and the ICE BofA U.S. High Yield Index7 gained 8.68%.
Investors remained focused on central bank monetary policies.
The period began with a tough month for financial markets overall in October. Key global and domestic indexes all were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict—and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter gross domestic product (GDP) growth was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter.
The broad year-end rally among stocks and bonds that began in November continued through December as investors became more confident that monetary policy would ease in 2024. Supporting the bubbly market mood were a series of reports confirming lower inflationary trends in the U.S. and Europe. During the period, it appeared more likely that the U.S. economy could achieve a soft landing, cooling enough to lower inflation without the pain of a recession. However, by year-end, an expectations gap developed. Capital markets priced in a total of 1.50 percentage points in federal funds rate cuts in 2024—twice as much as the three cuts of 0.25% hinted at by Fed officials.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. Returns shown are net of transaction costs beginning on July 1, 2022. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
2 | Allspring Discovery Mid Cap Growth Fund

Letter to shareholders (unaudited)
Financial market performance was mixed in January 2024 as U.S. stocks had modest gains while non-U.S. equities, particularly those in emerging markets, and fixed income assets were held back by central bank pushback on market optimism over rate cuts. Overall, optimism was supported by indications of a soft landing for the U.S. economy. Key data included a surprisingly strong gain of 353,000 jobs in January, an unemployment rate of just 3.7%, and a rise of just 3.1% in the CPI in January. However, that resilience helped push back expectations of a rate cut in March to a more likely second quarter initial move.
In February, stocks were supported by positive economic data and strong corporate earnings. However, fixed income investments were under pressure as resilient inflation led to lowered expectations on the timing of interest rate cuts. The S&P 500 Index had solid monthly gains along with emerging market equities, which benefited from a rebound in China.
The first quarter of 2024 closed with ongoing stock market momentum and a more muted sense of confidence in fixed income markets as investors adjusted to the prospect of greater-than-expected economic strength. On the flip side of that is that expectations on the timing of a long-anticipated initial Fed rate cut were pushed back from March to June and then beyond. Additionally, the number of quarter-point rate cuts forecast by the market fell from six as projected in December 2023 to two to three cuts by the end of March.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers a wide variety of mutual funds spanning many asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
“ The first quarter of 2024 closed with ongoing stock market momentum and a more muted sense of confidence in fixed income markets as investors adjusted to the prospect of greater-than-expected economic strength. ”
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Allspring Discovery Mid Cap Growth Fund | 3

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

4 | Allspring Discovery Mid Cap Growth Fund

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Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Michael T. Smith, CFA, Christopher J. Warner, CFA

Average annual total returns (%) as of March 31, 2024
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (SENAX)	2-24-2000	16.52	7.10	8.22	23.61	8.38	8.87	1.24	1.18
Class C (WENCX)	3-31-2008	21.68	7.56	8.21	22.68	7.56	8.21	1.99	1.93
Class R6 (WENRX)[3]	10-31-2014	–	–	–	24.05	8.78	9.28	0.82	0.80
Administrator Class (SEPKX)	8-30-2002	–	–	–	23.68	8.46	8.97	1.17	1.10
Institutional Class (WFEIX)	6-30-2003	–	–	–	24.00	8.72	9.22	0.92	0.85
Russell 3000® Index[4]	–	–	–	–	29.29	14.34	12.33	–	–
Russell Midcap® Growth Index[5]	–	–	–	–	26.28	11.82	11.35	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through January 31, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.18% for Class A, 1.93% for Class C, 0.80% for Class R6, 1.10% for Administrator Class and 0.85% for Institutional Class. Brokerage
commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees.
Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[4]
The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[5]
The Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price/book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth index. You cannot invest directly in an index.

Investing involves risk, including the possible loss of principal. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. Consult the Fund’s prospectus for additional information on these and other risks.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring Discovery Mid Cap Growth Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of March 31, 2024[1]
DexCom, Inc.	3.13
Crowdstrike Holdings, Inc. Class A	3.04
Trade Desk, Inc. Class A	2.76
Gartner, Inc.	2.49
IDEXX Laboratories, Inc.	2.33
Datadog, Inc. Class A	2.29
Tetra Tech, Inc.	2.22
Monolithic Power Systems, Inc.	2.21
Veeva Systems, Inc. Class A	2.20
Vertiv Holdings Co.	2.10

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of March 31, 2024[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Discovery Mid Cap Growth Fund | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2023 to March 31, 2024.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 10-1-2023	Ending account value 3-31-2024	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,270.44	$6.66	1.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.92	1.18%
Class C
Actual	$1,000.00	$1,265.49	$10.87	1.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.27	$9.67	1.93%
Class R6
Actual	$1,000.00	$1,272.61	$4.52	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.89	$4.02	0.80%
Administrator Class
Actual	$1,000.00	$1,270.84	$6.21	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.52	1.10%
Institutional Class
Actual	$1,000.00	$1,272.33	$4.80	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	$4.27	0.85%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half-year period).

8 | Allspring Discovery Mid Cap Growth Fund

Portfolio of investments—March 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.08%
Communication services: 7.22%
Entertainment: 4.46%
Live Nation Entertainment, Inc.†	104,000	$11,000,080
Spotify Technology SA†	41,533	10,960,559
TKO Group Holdings, Inc.	103,000	8,900,230
		30,860,869
Media: 2.76%
Trade Desk, Inc. Class A†	218,000	19,057,560
Consumer discretionary: 12.38%
Automobiles: 1.55%
Ferrari NV	24,616	10,731,099
Broadline retail: 3.15%
Global-E Online Ltd.†	277,480	10,086,398
MercadoLibre, Inc.†	7,742	11,705,594
		21,791,992
Hotels, restaurants & leisure: 3.87%
Chipotle Mexican Grill, Inc.†	2,815	8,182,558
DraftKings, Inc. Class A†	218,100	9,903,921
Hyatt Hotels Corp. Class A	54,300	8,667,366
		26,753,845
Household durables: 1.35%
PulteGroup, Inc.	77,300	9,323,926
Specialty retail: 1.01%
Burlington Stores, Inc.†	30,200	7,012,138
Textiles, apparel & luxury goods: 1.45%
On Holding AG Class A†	282,400	9,991,312
Consumer staples: 2.57%
Beverages: 1.39%
Celsius Holdings, Inc.†	116,100	9,627,012
Personal care products: 1.18%
Coty, Inc. Class A†	679,000	8,120,840
Financials: 8.97%
Capital markets: 5.57%
Blue Owl Capital, Inc.	307,500	5,799,450
Morningstar, Inc.	39,900	12,303,963
MSCI, Inc.	20,100	11,265,045
Tradeweb Markets, Inc. Class A	87,400	9,104,458
		38,472,916
The accompanying notes are an integral part of these financial statements.
Allspring Discovery Mid Cap Growth Fund | 9

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Financial services: 1.85%
Adyen NV ADR†	755,400	$12,773,814
Insurance: 1.55%
Allstate Corp.	62,100	10,743,921
Health care: 14.38%
Biotechnology: 1.76%
Natera, Inc.†	132,800	12,145,888
Health care equipment & supplies: 7.22%
DexCom, Inc.†	156,268	21,674,371
IDEXX Laboratories, Inc.†	29,800	16,089,914
Shockwave Medical, Inc.†	37,300	12,145,999
		49,910,284
Health care technology: 2.20%
Veeva Systems, Inc. Class A†	65,600	15,198,864
Life sciences tools & services: 3.20%
Bio-Techne Corp.	184,084	12,957,673
Repligen Corp.†	49,900	9,177,608
		22,135,281
Industrials: 21.96%
Aerospace & defense: 2.06%
Axon Enterprise, Inc.†	45,528	14,244,801
Commercial services & supplies: 7.62%
RB Global, Inc.	149,200	11,364,564
Rollins, Inc.	268,300	12,414,241
Tetra Tech, Inc.	83,000	15,330,930
Waste Connections, Inc.	78,806	13,555,420
		52,665,155
Electrical equipment: 2.10%
Vertiv Holdings Co.	177,300	14,480,091
Ground transportation: 3.36%
J.B. Hunt Transport Services, Inc.	49,300	9,823,025
Saia, Inc.†	22,867	13,377,195
		23,200,220
Machinery: 1.50%
RBC Bearings, Inc.†	38,400	10,381,440
Trading companies & distributors: 5.32%
Applied Industrial Technologies, Inc.	65,900	13,018,545
SiteOne Landscape Supply, Inc.†	82,288	14,363,370
Watsco, Inc.	21,800	9,416,946
		36,798,861
The accompanying notes are an integral part of these financial statements.
10 | Allspring Discovery Mid Cap Growth Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Information technology: 29.25%
Electronic equipment, instruments & components: 4.01%
Novanta, Inc.†	57,900	$10,119,183
Teledyne Technologies, Inc.†	20,138	8,645,646
Zebra Technologies Corp. Class A†	29,587	8,918,706
		27,683,535
IT services: 5.59%
Gartner, Inc.†	36,100	17,207,787
Globant SA†	45,218	9,129,514
MongoDB, Inc.†	34,300	12,301,352
		38,638,653
Semiconductors & semiconductor equipment: 5.95%
Advanced Micro Devices, Inc.†	43,228	7,802,222
Entegris, Inc.	51,700	7,265,918
Monolithic Power Systems, Inc.	22,600	15,309,692
Onto Innovation, Inc.†	59,500	10,774,260
		41,152,092
Software: 13.70%
Cadence Design Systems, Inc.†	27,265	8,487,049
CCC Intelligent Solutions Holdings, Inc.†	1,101,985	13,179,741
Crowdstrike Holdings, Inc. Class A†	65,663	21,050,901
Datadog, Inc. Class A†	127,954	15,815,114
Fair Isaac Corp.†	8,800	10,996,568
HubSpot, Inc.†	20,100	12,593,856
Tyler Technologies, Inc.†	29,600	12,580,296
		94,703,525
Materials: 1.18%
Metals & mining: 1.18%
ATI, Inc.†	158,800	8,125,796
Real estate: 1.17%
Industrial REITs : 1.17%
Rexford Industrial Realty, Inc.	160,600	8,078,180
Total common stocks (Cost $479,178,611)		684,803,910

		Yield
Short-term investments: 0.55%
Investment companies: 0.55%
Allspring Government Money Market Fund Select Class♠∞		5.25%	3,842,270	3,842,270
Total short-term investments (Cost $3,842,270)				3,842,270
Total investments in securities (Cost $483,020,881)	99.63%			688,646,180
Other assets and liabilities, net	0.37			2,536,192
Total net assets	100.00%			$691,182,372

The accompanying notes are an integral part of these financial statements.
Allspring Discovery Mid Cap Growth Fund | 11

Portfolio of investments—March 31, 2024 (unaudited)

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$6,226,757	$55,042,697	$(57,427,184)	$0	$0	$3,842,270	3,842,270	$87,713
The accompanying notes are an integral part of these financial statements.
12 | Allspring Discovery Mid Cap Growth Fund

Statement of assets and liabilities—March 31, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $479,178,611)	$684,803,910
Investments in affiliated securities, at value (cost $3,842,270)	3,842,270
Cash	98
Receivable for investments sold	6,013,133
Receivable for dividends	187,411
Receivable for Fund shares sold	89,625
Prepaid expenses and other assets	170,567
Total assets	695,107,014
Liabilities
Payable for investments purchased	2,789,557
Management fee payable	408,470
Payable for Fund shares redeemed	203,972
Administration fees payable	104,339
Trustees’ fees and expenses payable	3,432
Distribution fee payable	408
Accrued expenses and other liabilities	414,464
Total liabilities	3,924,642
Total net assets	$691,182,372
Net assets consist of
Paid-in capital	$494,260,396
Total distributable earnings	196,921,976
Total net assets	$691,182,372
Computation of net asset value and offering price per share
Net assets–Class A	$588,156,289
Shares outstanding–Class A1	11,986,106
Net asset value per share–Class A	$49.07
Maximum offering price per share – Class A2	$52.06
Net assets–Class C	$649,423
Shares outstanding–Class C1	17,231
Net asset value per share–Class C	$37.69
Net assets–Class R6	$66,720,315
Shares outstanding–Class R6[1]	1,135,666
Net asset value per share–Class R6	$58.75
Net assets–Administrator Class	$1,912,758
Shares outstanding–Administrator Class[1]	35,682
Net asset value per share–Administrator Class	$53.61
Net assets–Institutional Class	$33,743,587
Shares outstanding–Institutional Class[1]	578,502
Net asset value per share–Institutional Class	$58.33
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Discovery Mid Cap Growth Fund | 13

Statement of operations—six months ended March 31, 2024 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $18,724)	$882,142
Income from affiliated securities	87,713
Interest	439
Total investment income	970,294
Expenses
Management fee	2,300,459
Administration fees
Class A	526,272
Class C	621
Class R6	8,901
Administrator Class	1,640
Institutional Class	18,657
Shareholder servicing fees
Class A	657,409
Class C	773
Administrator Class	2,725
Distribution fee
Class C	2,308
Custody and accounting fees	2
Professional fees	32,191
Registration fees	24,099
Shareholder report expenses	19,304
Trustees’ fees and expenses	12,366
Other fees and expenses	19,260
Total expenses	3,626,987
Less: Fee waivers and/or expense reimbursements
Fund-level	(30,794)
Class A	(104,491)
Class C	(97)
Administrator Class	(202)
Institutional Class	(7,171)
Net expenses	3,484,232
Net investment loss	(2,513,938)
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	245,586
Foreign currency and foreign currency translations	(117)
Net realized gains on investments	245,469
Net change in unrealized gains (losses) on investments	152,291,429
Net realized and unrealized gains (losses) on investments	152,536,898
Net increase in net assets resulting from operations	$150,022,960
The accompanying notes are an integral part of these financial statements.
14 | Allspring Discovery Mid Cap Growth Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended March 31, 2024 (unaudited)		Year ended September 30, 2023
Operations
Net investment loss		$(2,513,938)		$(4,563,128)
Net realized gains on investments		245,469		37,055,521
Net change in unrealized gains (losses) on investments		152,291,429		27,144,906
Net increase in net assets resulting from operations		150,022,960		59,637,299
Distributions to shareholders from
Net investment income and net realized gains
Class A		(13,133,463)		0
Class C		(20,718)		0
Class R6		(1,220,732)		0
Administrator Class		(66,556)		0
Institutional Class		(591,818)		0
Total distributions to shareholders		(15,033,287)		0
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	55,981	2,453,510	82,363	3,267,070
Class C	569	19,416	3,960	127,320
Class R6	44,940	2,319,555	159,633	7,692,659
Administrator Class	16,559	757,060	3,496	151,996
Institutional Class	84,177	4,447,026	138,827	6,417,435
		9,996,567		17,656,480
Reinvestment of distributions
Class A	293,587	12,389,381	0	0
Class C	602	19,563	0	0
Class R6	24,178	1,220,262	0	0
Administrator Class	1,437	66,252	0	0
Institutional Class	11,499	576,313	0	0
		14,271,771		0
Payment for shares redeemed
Class A	(742,955)	(31,927,519)	(1,362,482)	(53,883,730)
Class C	(5,678)	(186,780)	(15,752)	(489,096)
Class R6	(132,391)	(6,540,438)	(159,957)	(7,483,014)
Administrator Class	(38,621)	(1,919,591)	(27,611)	(1,199,819)
Institutional Class	(83,589)	(4,203,271)	(416,044)	(19,110,754)
		(44,777,599)		(82,166,413)
Net decrease in net assets resulting from capital share transactions		(20,509,261)		(64,509,933)
Total increase (decrease) in net assets		114,480,412		(4,872,634)
Net assets
Beginning of period		576,701,960		581,574,594
End of period		$691,182,372		$576,701,960
The accompanying notes are an integral part of these financial statements.
Allspring Discovery Mid Cap Growth Fund | 15

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2024 (unaudited)	Year ended September 30
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$39.62	$35.92	$76.01	$64.21	$49.98	$52.96
Net investment loss	(0.19)[1]	(0.32)[1]	(0.55)	(0.77)[1]	(0.41)[1]	(0.29)
Net realized and unrealized gains (losses) on investments	10.73	4.02	(28.31)	19.17	17.93	3.05
Total from investment operations	10.54	3.70	(28.86)	18.40	17.52	2.76
Distributions to shareholders from
Net realized gains	(1.09)	0.00	(11.23)	(6.60)	(3.29)	(5.74)
Net asset value, end of period	$49.07	$39.62	$35.92	$76.01	$64.21	$49.98
Total return[2]	27.04%	10.27%	(44.27)%	29.90%	37.19%	8.00%
Ratios to average net assets (annualized)
Gross expenses	1.23%	1.25%	1.23%	1.21%	1.24%	1.25%
Net expenses	1.18%	1.17%	1.16%	1.17%	1.16%	1.18%
Net investment loss	(0.87)%	(0.80)%	(1.03)%	(1.06)%	(0.79)%	(0.59)%
Supplemental data
Portfolio turnover rate	28%	49%	46%	41%	62%	50%
Net assets, end of period (000s omitted)	$588,156	$490,533	$490,694	$990,030	$813,725	$649,106

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
16 | Allspring Discovery Mid Cap Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2024 (unaudited)	Year ended September 30
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$30.78	$28.12	$62.41	$54.11	$42.93	$46.74
Net investment loss	(0.27)[1]	(0.48)[1]	(0.75)[1]	(1.10)[1]	(0.68)[1]	(0.52)[1]
Net realized and unrealized gains (losses) on investments	8.27	3.14	(22.31)	16.00	15.15	2.45
Total from investment operations	8.00	2.66	(23.06)	14.90	14.47	1.93
Distributions to shareholders from
Net realized gains	(1.09)	0.00	(11.23)	(6.60)	(3.29)	(5.74)
Net asset value, end of period	$37.69	$30.78	$28.12	$62.41	$54.11	$42.93
Total return[2]	26.55%	9.46%	(44.71)%	28.92%	36.13%	7.20%
Ratios to average net assets (annualized)
Gross expenses	1.97%	1.99%	1.96%	1.96%	1.98%	2.00%
Net expenses	1.93%	1.93%	1.93%	1.93%	1.93%	1.93%
Net investment loss	(1.62)%	(1.57)%	(1.80)%	(1.82)%	(1.55)%	(1.29)%
Supplemental data
Portfolio turnover rate	28%	49%	46%	41%	62%	50%
Net assets, end of period (000s omitted)	$649	$669	$943	$2,509	$2,224	$2,513

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Discovery Mid Cap Growth Fund | 17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2024 (unaudited)	Year ended September 30
Class R6		2023	2022	2021	2020	2019
Net asset value, beginning of period	$47.16	$42.59	$87.70	$72.94	$56.15	$58.47
Net investment loss	(0.13)[1]	(0.20)[1]	(0.40)[1]	(0.57)[1]	(0.25)[1]	(0.11)[1]
Net realized and unrealized gains (losses) on investments	12.81	4.77	(33.48)	21.93	20.33	3.53
Total from investment operations	12.68	4.57	(33.88)	21.36	20.08	3.42
Distributions to shareholders from
Net realized gains	(1.09)	0.00	(11.23)	(6.60)	(3.29)	(5.74)
Net asset value, end of period	$58.75	$47.16	$42.59	$87.70	$72.94	$56.15
Total return[2]	27.26%	10.70%	(44.07)%	30.41%	37.69%	8.41%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.83%	0.80%	0.78%	0.81%	0.82%
Net expenses	0.80%	0.80%	0.79%	0.78%	0.80%	0.80%
Net investment loss	(0.49)%	(0.43)%	(0.66)%	(0.68)%	(0.43)%	(0.21)%
Supplemental data
Portfolio turnover rate	28%	49%	46%	41%	62%	50%
Net assets, end of period (000s omitted)	$66,720	$56,539	$51,082	$94,430	$71,641	$52,783

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
18 | Allspring Discovery Mid Cap Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2024 (unaudited)	Year ended September 30
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$43.18	$39.12	$81.70	$68.54	$53.10	$55.82
Net investment loss	(0.19)[1]	(0.32)[1]	(0.58)[1]	(0.79)[1]	(0.40)[1]	(0.25)[1]
Net realized and unrealized gains (losses) on investments	11.71	4.38	(30.77)	20.55	19.13	3.27
Total from investment operations	11.52	4.06	(31.35)	19.76	18.73	3.02
Distributions to shareholders from
Net realized gains	(1.09)	0.00	(11.23)	(6.60)	(3.29)	(5.74)
Net asset value, end of period	$53.61	$43.18	$39.12	$81.70	$68.54	$53.10
Total return[2]	27.08%	10.38%	(44.25)%	30.00%	37.29%	8.06%
Ratios to average net assets (annualized)
Gross expenses	1.13%	1.14%	1.12%	1.13%	1.15%	1.16%
Net expenses	1.10%	1.10%	1.09%	1.10%	1.10%	1.10%
Net investment loss	(0.80)%	(0.74)%	(0.98)%	(1.00)%	(0.72)%	(0.51)%
Supplemental data
Portfolio turnover rate	28%	49%	46%	41%	62%	50%
Net assets, end of period (000s omitted)	$1,913	$2,431	$3,146	$10,818	$4,205	$3,687

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Discovery Mid Cap Growth Fund | 19

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2024 (unaudited)	Year ended September 30
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$46.84	$42.33	$87.27	$72.66	$55.97	$58.33
Net investment loss	(0.14)[1]	(0.23)[1]	(0.44)[1]	(0.62)[1]	(0.28)[1]	(0.14)[1]
Net realized and unrealized gains (losses) on investments	12.72	4.74	(33.27)	21.83	20.26	3.52
Total from investment operations	12.58	4.51	(33.71)	21.21	19.98	3.38
Distributions to shareholders from
Net realized gains	(1.09)	0.00	(11.23)	(6.60)	(3.29)	(5.74)
Net asset value, end of period	$58.33	$46.84	$42.33	$87.27	$72.66	$55.97
Total return[2]	27.23%	10.65%	(44.11)%	30.31%	37.63%	8.36%
Ratios to average net assets (annualized)
Gross expenses	0.91%	0.92%	0.90%	0.88%	0.91%	0.92%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment loss	(0.54)%	(0.49)%	(0.72)%	(0.74)%	(0.48)%	(0.26)%
Supplemental data
Portfolio turnover rate	28%	49%	46%	41%	62%	50%
Net assets, end of period (000s omitted)	$33,744	$26,530	$35,710	$78,349	$67,735	$52,296

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
20 | Allspring Discovery Mid Cap Growth Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Discovery Mid Cap Growth Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Allspring Discovery Mid Cap Growth Fund | 21

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2024, the aggregate cost of all investments for federal income tax purposes was $479,885,279 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$218,713,430
Gross unrealized losses	(9,952,529)
Net unrealized gains	$208,760,901
As of September 30, 2023, the Fund had a qualified late-year ordinary loss of $3,285,305 which was recognized on the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$49,918,429	$0	$0	$49,918,429
Consumer discretionary	85,604,312	0	0	85,604,312
Consumer staples	17,747,852	0	0	17,747,852
Financials	61,990,651	0	0	61,990,651
Health care	99,390,317	0	0	99,390,317
Industrials	151,770,568	0	0	151,770,568
Information technology	202,177,805	0	0	202,177,805
Materials	8,125,796	0	0	8,125,796
Real estate	8,078,180	0	0	8,078,180
Short-term investments
Investment companies	3,842,270	0	0	3,842,270
Total assets	$688,646,180	$0	$0	$688,646,180
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
22 | Allspring Discovery Mid Cap Growth Fund

Notes to financial statements (unaudited)
At March 31, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.750%
Next $500 million	0.725
Next $1 billion	0.700
Next $2 billion	0.675
Next $1 billion	0.650
Next $5 billion	0.640
Next $2 billion	0.630
Next $4 billion	0.620
Over $16 billion	0.610
For the six months ended March 31, 2024, the management fee was equivalent to an annual rate of 0.75% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of March 31, 2024, the contractual caps are as follows:
Allspring Discovery Mid Cap Growth Fund | 23

Notes to financial statements (unaudited)

EXPENSE RATIO CAPS
Class A	1.18%
Class C	1.93
Class R6	0.80
Administrator Class	1.10
Institutional Class	0.85
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2024, Allspring Funds Distributor received $521 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended March 31, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended March 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2024 were $175,060,888 and $213,282,493, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended March 31, 2024, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
24 | Allspring Discovery Mid Cap Growth Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Discovery Mid Cap Growth Fund | 25

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 100 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

26 | Allspring Discovery Mid Cap Growth Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

Allspring Discovery Mid Cap Growth Fund | 27

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

28 | Allspring Discovery Mid Cap Growth Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-04032024-c5ffm3ru 05-24
SAR3018 03-24

Allspring Discovery SMID Cap Growth Fund
Semi-Annual Report
March 31, 2024

The views expressed and any forward-looking statements are as of March 31, 2024, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Discovery SMID Cap Growth Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Discovery SMID Cap Growth Fund for the six-month period that ended March 31, 2024. Globally, stocks and bonds had positive returns for the period. However, markets were volatile as investors focused on persistently high inflation and the impact of aggressive central bank rate hikes. Riskier assets rallied as investors anticipated an end to the tight monetary policy.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 23.48%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 14.90% while the MSCI EM Index (Net) (USD),3 returned 10.42%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 5.99%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 5.71%, the Bloomberg Municipal Bond Index6 returned 7.48%, and the ICE BofA U.S. High Yield Index7 gained 8.68%.
Investors remained focused on central bank monetary policies.
The period began with a tough month for financial markets overall in October. Key global and domestic indexes all were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict—and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter gross domestic product (GDP) growth was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter.
The broad year-end rally among stocks and bonds that began in November continued through December as investors became more confident that monetary policy would ease in 2024. Supporting the bubbly market mood were a series of reports confirming lower inflationary trends in the U.S. and Europe. During the period, it appeared more likely that the U.S. economy could achieve a soft landing, cooling enough to lower inflation without the pain of a recession. However, by year-end, an expectations gap developed. Capital markets priced in a total of 1.50 percentage points in federal funds rate cuts in 2024—twice as much as the three cuts of 0.25% hinted at by Fed officials.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. Returns shown are net of transaction costs beginning on July 1, 2022. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
2 | Allspring Discovery SMID Cap Growth Fund

Letter to shareholders (unaudited)
Financial market performance was mixed in January 2024 as U.S. stocks had modest gains while non-U.S. equities, particularly those in emerging markets, and fixed income assets were held back by central bank pushback on market optimism over rate cuts. Overall, optimism was supported by indications of a soft landing for the U.S. economy. Key data included a surprisingly strong gain of 353,000 jobs in January, an unemployment rate of just 3.7%, and a rise of just 3.1% in the CPI in January. However, that resilience helped push back expectations of a rate cut in March to a more likely second quarter initial move.
In February, stocks were supported by positive economic data and strong corporate earnings. However, fixed income investments were under pressure as resilient inflation led to lowered expectations on the timing of interest rate cuts. The S&P 500 Index had solid monthly gains along with emerging market equities, which benefited from a rebound in China.
The first quarter of 2024 closed with ongoing stock market momentum and a more muted sense of confidence in fixed income markets as investors adjusted to the prospect of greater-than-expected economic strength. On the flip side of that is that expectations on the timing of a long-anticipated initial Fed rate cut were pushed back from March to June and then beyond. Additionally, the number of quarter-point rate cuts forecast by the market fell from six as projected in December 2023 to two to three cuts by the end of March.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers a wide variety of mutual funds spanning many asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
“ The first quarter of 2024 closed with ongoing stock market momentum and a more muted sense of confidence in fixed income markets as investors adjusted to the prospect of greater-than-expected economic strength. ”
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Allspring Discovery SMID Cap Growth Fund | 3

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

4 | Allspring Discovery SMID Cap Growth Fund

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Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Michael T. Smith, CFA, Christopher J. Warner, CFA

Average annual total returns (%) as of March 31, 2024
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (WFDAX)	7-31-2007	12.63	6.18	7.93	19.48	7.45	8.57	1.23	1.21
Class C (WDSCX)	7-31-2007	17.53	6.64	7.93	18.53	6.64	7.93	1.98	1.96
Class R6 (WFDRX)	6-28-2013	–	–	–	19.94	7.89	9.03	0.81	0.79
Administrator Class (WFDDX)	4-8-2005	–	–	–	19.58	7.53	8.67	1.16	1.14
Institutional Class (WFDSX)	8-31-2006	–	–	–	19.84	7.78	8.93	0.91	0.89
Russell 3000® Index[3]	–	–	–	–	29.29	14.34	12.33	–	–
Russell 2500™ Growth Index[4]	–	–	–	–	21.12	9.39	9.56	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through January 31, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.21% for Class A, 1.96% for Class C, 0.79% for Class R6, 1.14% for Administrator Class and 0.89% for Institutional Class. Brokerage
commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees.
Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[4]	The Russell 2500TM Growth Index measures the performance of those Russell 2500TM companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.
Investing involves risk, including the possible loss of principal. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. Consult the Fund’s prospectus for additional information on these and other risks.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring Discovery SMID Cap Growth Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of March 31, 2024[1]
Vertiv Holdings Co.	2.82
Casella Waste Systems, Inc. Class A	2.65
Axon Enterprise, Inc.	2.37
SiteOne Landscape Supply, Inc.	2.18
Natera, Inc.	2.09
Celsius Holdings, Inc.	2.07
Morningstar, Inc.	2.04
CCC Intelligent Solutions Holdings, Inc.	2.04
Tetra Tech, Inc.	1.96
Shockwave Medical, Inc.	1.93

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of March 31, 2024[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Discovery SMID Cap Growth Fund | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2023 to March 31, 2024.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 10-1-2023	Ending account value 3-31-2024	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,227.72	$6.70	1.21%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.85	$6.07	1.21%
Class C
Actual	$1,000.00	$1,222.44	$10.83	1.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.12	$9.82	1.96%
Class R6
Actual	$1,000.00	$1,229.58	$4.38	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.94	$3.97	0.79%
Administrator Class
Actual	$1,000.00	$1,228.12	$6.32	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.72	1.14%
Institutional Class
Actual	$1,000.00	$1,229.04	$4.93	0.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.47	0.89%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half-year period).

8 | Allspring Discovery SMID Cap Growth Fund

Portfolio of investments—March 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.03%
Communication services: 3.57%
Entertainment: 2.75%
Liberty Media Corp.-Liberty Live Class C†	366,091	$16,042,108
TKO Group Holdings, Inc.	201,200	17,385,692
		33,427,800
Interactive media & services: 0.82%
IAC, Inc.†	186,015	9,922,040
Consumer discretionary: 11.10%
Broadline retail: 2.78%
Global-E Online Ltd.†	496,143	18,034,798
MercadoLibre, Inc.†	10,432	15,772,767
		33,807,565
Hotels, restaurants & leisure: 3.62%
Chipotle Mexican Grill, Inc.†	3,821	11,106,768
DraftKings, Inc. Class A†	310,400	14,095,264
Wingstop, Inc.	51,000	18,686,400
		43,888,432
Household durables: 1.26%
Taylor Morrison Home Corp.†	246,600	15,331,122
Specialty retail: 1.97%
Burlington Stores, Inc.†	58,000	13,467,020
Wayfair, Inc. Class A†	153,500	10,419,580
		23,886,600
Textiles, apparel & luxury goods: 1.47%
On Holding AG Class A†	505,600	17,888,128
Consumer staples: 3.12%
Beverages: 2.07%
Celsius Holdings, Inc.†	302,900	25,116,468
Personal care products: 1.05%
Coty, Inc. Class A†	1,069,900	12,796,004
Financials: 6.15%
Capital markets: 4.38%
Blue Owl Capital, Inc.	716,500	13,513,190
Morningstar, Inc.	80,500	24,823,785
Tradeweb Markets, Inc. Class A	143,200	14,917,144
		53,254,119
Financial services: 1.77%
Jack Henry & Associates, Inc.	123,400	21,438,282
The accompanying notes are an integral part of these financial statements.
Allspring Discovery SMID Cap Growth Fund | 9

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Health care: 18.92%
Biotechnology: 6.22%
Ascendis Pharma AS ADR†	72,747	$10,997,164
Exact Sciences Corp.†	205,400	14,184,924
Halozyme Therapeutics, Inc.†	234,200	9,527,256
Krystal Biotech, Inc.†	35,600	6,334,308
Natera, Inc.†	277,700	25,398,442
Sarepta Therapeutics, Inc.†	70,400	9,113,984
		75,556,078
Health care equipment & supplies: 6.70%
DexCom, Inc.†	121,856	16,901,427
Inspire Medical Systems, Inc.†	65,000	13,961,350
iRhythm Technologies, Inc.†	156,900	18,200,400
Shockwave Medical, Inc.†	72,065	23,466,526
TransMedics Group, Inc.†	119,200	8,813,648
		81,343,351
Health care providers & services: 3.03%
HealthEquity, Inc.†	255,000	20,815,650
Option Care Health, Inc.†	476,709	15,988,820
		36,804,470
Life sciences tools & services: 2.97%
Bio-Techne Corp.	300,300	21,138,117
Repligen Corp.†	81,000	14,897,520
		36,035,637
Industrials: 29.39%
Aerospace & defense: 3.07%
AAR Corp.†	140,799	8,429,636
Axon Enterprise, Inc.†	92,058	28,803,107
		37,232,743
Building products: 1.47%
Advanced Drainage Systems, Inc.	103,876	17,891,602
Commercial services & supplies: 7.26%
Casella Waste Systems, Inc. Class A†	325,883	32,220,052
RB Global, Inc.	210,000	15,995,700
Rollins, Inc.	350,000	16,194,500
Tetra Tech, Inc.	128,500	23,735,235
		88,145,487
Construction & engineering: 1.90%
EMCOR Group, Inc.	65,800	23,043,160
Electrical equipment: 2.82%
Vertiv Holdings Co.	420,000	34,301,400
The accompanying notes are an integral part of these financial statements.
10 | Allspring Discovery SMID Cap Growth Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Ground transportation: 3.14%
J.B. Hunt Transport Services, Inc.	73,600	$14,664,800
Saia, Inc.†	40,048	23,428,080
		38,092,880
Machinery: 2.84%
Esab Corp.	151,100	16,707,127
RBC Bearings, Inc.†	65,800	17,789,030
		34,496,157
Professional services: 1.47%
Parsons Corp.†	215,500	17,875,725
Trading companies & distributors: 5.42%
Applied Industrial Technologies, Inc.	110,500	21,829,275
SiteOne Landscape Supply, Inc.†	151,957	26,524,095
Watsco, Inc.	40,500	17,494,785
		65,848,155
Information technology: 23.52%
Electronic equipment, instruments & components: 3.49%
Novanta, Inc.†	130,694	22,841,390
Teledyne Technologies, Inc.†	45,572	19,564,971
		42,406,361
IT services: 3.02%
Globant SA†	102,245	20,643,266
MongoDB, Inc.†	44,463	15,946,210
		36,589,476
Semiconductors & semiconductor equipment: 5.83%
Entegris, Inc.	139,100	19,549,114
Impinj, Inc.†	137,700	17,682,057
Monolithic Power Systems, Inc.	17,600	11,922,592
Onto Innovation, Inc.†	119,700	21,675,276
		70,829,039
Software: 11.18%
BILL Holdings, Inc.†	134,914	9,271,290
CCC Intelligent Solutions Holdings, Inc.†	2,068,100	24,734,476
Clearwater Analytics Holdings, Inc. Class A†	976,400	17,272,516
Descartes Systems Group, Inc.†	141,100	12,914,883
Dynatrace, Inc.†	246,200	11,433,528
HubSpot, Inc.†	28,200	17,668,992
Procore Technologies, Inc.†	151,700	12,465,189
Tyler Technologies, Inc.†	40,000	17,000,400
Zscaler, Inc.†	67,700	13,041,051
		135,802,325
The accompanying notes are an integral part of these financial statements.
Allspring Discovery SMID Cap Growth Fund | 11

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Materials: 1.64%
Metals & mining: 1.64%
ATI, Inc.†	388,700	$19,889,779
Real estate: 1.62%
Industrial REITs : 1.62%
Rexford Industrial Realty, Inc.	391,465	19,690,689
Total common stocks (Cost $829,085,088)		1,202,631,074

		Yield
Short-term investments: 1.49%
Investment companies: 1.49%
Allspring Government Money Market Fund Select Class♠∞		5.25%	18,134,831	18,134,831
Total short-term investments (Cost $18,134,831)				18,134,831
Total investments in securities (Cost $847,219,919)	100.52%			1,220,765,905
Other assets and liabilities, net	(0.52)			(6,357,429)
Total net assets	100.00%			$1,214,408,476

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$13,072,799	$237,003,907	$(231,941,875)	$0	$0	$18,134,831	18,134,831	$679,194
The accompanying notes are an integral part of these financial statements.
12 | Allspring Discovery SMID Cap Growth Fund

Statement of assets and liabilities—March 31, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $829,085,088)	$1,202,631,074
Investments in affiliated securities, at value (cost $18,134,831)	18,134,831
Cash	13,156
Receivable for investments sold	10,599,398
Receivable for Fund shares sold	818,372
Receivable for dividends	288,091
Prepaid expenses and other assets	81,956
Total assets	1,232,566,878
Liabilities
Payable for investments purchased	12,852,910
Payable for Fund shares redeemed	4,089,712
Management fee payable	758,796
Administration fees payable	135,084
Trustees’ fees and expenses payable	3,411
Distribution fee payable	1,909
Accrued expenses and other liabilities	316,580
Total liabilities	18,158,402
Total net assets	$1,214,408,476
Net assets consist of
Paid-in capital	$890,281,987
Total distributable earnings	324,126,489
Total net assets	$1,214,408,476
Computation of net asset value and offering price per share
Net assets–Class A	$428,476,038
Shares outstanding–Class A1	16,288,611
Net asset value per share–Class A	$26.31
Maximum offering price per share – Class A2	$27.92
Net assets–Class C	$3,028,719
Shares outstanding–Class C1	161,584
Net asset value per share–Class C	$18.74
Net assets–Class R6	$276,799,213
Shares outstanding–Class R6[1]	8,714,200
Net asset value per share–Class R6	$31.76
Net assets–Administrator Class	$55,952,335
Shares outstanding–Administrator Class[1]	1,983,746
Net asset value per share–Administrator Class	$28.21
Net assets–Institutional Class	$450,152,171
Shares outstanding–Institutional Class[1]	14,412,287
Net asset value per share–Institutional Class	$31.23
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Discovery SMID Cap Growth Fund | 13

Statement of operations—six months ended March 31, 2024 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $16,091)	$1,632,446
Income from affiliated securities	679,194
Total investment income	2,311,640
Expenses
Management fee	4,404,305
Administration fees
Class A	395,800
Class C	3,039
Class R6	40,681
Administrator Class	34,320
Institutional Class	278,831
Shareholder servicing fees
Class A	493,958
Class C	3,788
Administrator Class	62,629
Distribution fee
Class C	11,336
Custody and accounting fees	2
Professional fees	30,295
Registration fees	38,102
Shareholder report expenses	31,449
Trustees’ fees and expenses	12,374
Other fees and expenses	46,656
Total expenses	5,887,565
Less: Fee waivers and/or expense reimbursements
Fund-level	(115,146)
Class A	(24,037)
Class C	(119)
Class R6	(16,557)
Institutional Class	(26,237)
Net expenses	5,705,469
Net investment loss	(3,393,829)
Realized and unrealized gains (losses) on investments
Net realized gains on investments	30,913,552
Net change in unrealized gains (losses) on investments	213,620,695
Net realized and unrealized gains (losses) on investments	244,534,247
Net increase in net assets resulting from operations	$241,140,418
The accompanying notes are an integral part of these financial statements.
14 | Allspring Discovery SMID Cap Growth Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended March 31, 2024 (unaudited)		Year ended September 30, 2023
Operations
Net investment loss		$(3,393,829)		$(7,282,988)
Net realized gains (losses) on investments		30,913,552		(52,362,650)
Net change in unrealized gains (losses) on investments		213,620,695		203,981,000
Net increase in net assets resulting from operations		241,140,418		144,335,362
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(5,764,741)
Class C		0		(68,656)
Class R6		0		(4,198,420)
Administrator Class		0		(911,280)
Institutional Class		0		(6,049,430)
Total distributions to shareholders		0		(16,992,527)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	310,403	7,305,795	945,587	20,440,310
Class C	6,644	115,038	31,008	489,723
Class R6	599,589	16,595,921	2,455,010	62,993,105
Administrator Class	276,977	6,506,594	282,396	6,606,411
Institutional Class	870,660	23,685,807	3,490,270	89,016,562
		54,209,155		179,546,111
Reinvestment of distributions
Class A	0	0	273,924	5,609,967
Class C	0	0	4,404	64,912
Class R6	0	0	162,483	3,997,088
Administrator Class	0	0	41,485	910,181
Institutional Class	0	0	236,456	5,726,963
		0		16,309,111
Payment for shares redeemed
Class A	(2,036,830)	(47,649,998)	(4,183,450)	(90,170,856)
Class C	(50,593)	(843,515)	(83,169)	(1,288,357)
Class R6	(3,006,239)	(83,288,344)	(6,443,189)	(168,938,632)
Administrator Class	(418,557)	(10,621,594)	(1,547,799)	(35,906,334)
Institutional Class	(3,196,856)	(89,155,746)	(9,221,518)	(235,288,061)
		(231,559,197)		(531,592,240)
Net decrease in net assets resulting from capital share transactions		(177,350,042)		(335,737,018)
Total increase (decrease) in net assets		63,790,376		(208,394,183)
Net assets
Beginning of period		1,150,618,100		1,359,012,283
End of period		$1,214,408,476		$1,150,618,100
The accompanying notes are an integral part of these financial statements.
Allspring Discovery SMID Cap Growth Fund | 15

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2024 (unaudited)	Year ended September 30
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$21.43	$19.73	$47.48	$39.95	$33.24	$38.03
Net investment loss	(0.09)[1]	(0.17)[1]	(0.30)[1]	(0.53)	(0.31)	(0.26)
Net realized and unrealized gains (losses) on investments	4.97	2.16	(14.84)	10.51	11.37	0.53
Total from investment operations	4.88	1.99	(15.14)	9.98	11.06	0.27
Distributions to shareholders from
Net realized gains	0.00	(0.29)	(12.61)	(2.45)	(4.35)	(5.06)
Net asset value, end of period	$26.31	$21.43	$19.73	$47.48	$39.95	$33.24
Total return[2]	22.77%	10.08%	(42.03)%	25.48%	37.49%	3.81%
Ratios to average net assets (annualized)
Gross expenses	1.24%	1.24%	1.21%	1.19%	1.21%	1.21%
Net expenses	1.21%	1.20%	1.19%	1.18%	1.19%	1.20%
Net investment loss	(0.81)%	(0.77)%	(1.08)%	(1.08)%	(0.91)%	(0.77)%
Supplemental data
Portfolio turnover rate	32%	52%	58%	51%	53%	71%
Net assets, end of period (000s omitted)	$428,476	$386,119	$414,018	$875,257	$762,758	$627,336

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
16 | Allspring Discovery SMID Cap Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2024 (unaudited)	Year ended September 30
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$15.33	$14.30	$38.31	$32.88	$28.27	$33.46
Net investment loss	(0.13)[1]	(0.24)[1]	(0.42)[1]	(0.70)[1]	(0.45)[1]	(0.41)[1]
Net realized and unrealized gains (losses) on investments	3.54	1.56	(10.98)	8.58	9.41	0.28
Total from investment operations	3.41	1.32	(11.40)	7.88	8.96	(0.13)
Distributions to shareholders from
Net realized gains	0.00	(0.29)	(12.61)	(2.45)	(4.35)	(5.06)
Net asset value, end of period	$18.74	$15.33	$14.30	$38.31	$32.88	$28.27
Total return[2]	22.24%	9.28%	(42.48)%	24.52%	36.54%	3.01%
Ratios to average net assets (annualized)
Gross expenses	1.99%	1.98%	1.94%	1.94%	1.96%	1.95%
Net expenses	1.96%	1.97%	1.94%	1.94%	1.96%	1.95%
Net investment loss	(1.56)%	(1.54)%	(1.84)%	(1.84)%	(1.66)%	(1.51)%
Supplemental data
Portfolio turnover rate	32%	52%	58%	51%	53%	71%
Net assets, end of period (000s omitted)	$3,029	$3,151	$3,622	$17,909	$28,509	$30,982

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Discovery SMID Cap Growth Fund | 17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2024 (unaudited)	Year ended September 30
Class R6		2023	2022	2021	2020	2019
Net asset value, beginning of period	$25.83	$23.63	$54.02	$44.98	$36.76	$41.26
Net investment loss	(0.05)[1]	(0.09)[1]	(0.22)[1]	(0.35)[1]	(0.18)[1]	(0.12)[1]
Net realized and unrealized gains (losses) on investments	5.98	2.58	(17.56)	11.84	12.75	0.68
Total from investment operations	5.93	2.49	(17.78)	11.49	12.57	0.56
Distributions to shareholders from
Net realized gains	0.00	(0.29)	(12.61)	(2.45)	(4.35)	(5.06)
Net asset value, end of period	$31.76	$25.83	$23.63	$54.02	$44.98	$36.76
Total return[2]	22.96%	10.58%	(41.80)%	26.01%	38.06%	4.26%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.81%	0.78%	0.76%	0.78%	0.77%
Net expenses	0.79%	0.79%	0.78%	0.76%	0.78%	0.77%
Net investment loss	(0.39)%	(0.36)%	(0.66)%	(0.66)%	(0.50)%	(0.33)%
Supplemental data
Portfolio turnover rate	32%	52%	58%	51%	53%	71%
Net assets, end of period (000s omitted)	$276,799	$287,218	$353,183	$771,279	$597,851	$405,610

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
18 | Allspring Discovery SMID Cap Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2024 (unaudited)	Year ended September 30
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$22.97	$21.12	$49.83	$41.79	$34.55	$39.27
Net investment loss	(0.09)[1]	(0.16)[1]	(0.30)[1]	(0.49)[1]	(0.29)[1]	(0.23)[1]
Net realized and unrealized gains (losses) on investments	5.33	2.30	(15.80)	10.98	11.88	0.57
Total from investment operations	5.24	2.14	(16.10)	10.49	11.59	0.34
Distributions to shareholders from
Net realized gains	0.00	(0.29)	(12.61)	(2.45)	(4.35)	(5.06)
Net asset value, end of period	$28.21	$22.97	$21.12	$49.83	$41.79	$34.55
Total return[2]	22.81%	10.18%	(41.98)%	25.58%	37.61%	3.88%
Ratios to average net assets (annualized)
Gross expenses	1.16%	1.12%	1.09%	1.11%	1.13%	1.13%
Net expenses	1.14%	1.11%	1.09%	1.11%	1.13%	1.13%
Net investment loss	(0.74)%	(0.69)%	(0.98)%	(1.01)%	(0.84)%	(0.70)%
Supplemental data
Portfolio turnover rate	32%	52%	58%	51%	53%	71%
Net assets, end of period (000s omitted)	$55,952	$48,826	$70,724	$189,022	$374,366	$333,814

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Discovery SMID Cap Growth Fund | 19

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2024 (unaudited)	Year ended September 30
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$25.41	$23.27	$53.45	$44.57	$36.50	$41.05
Net investment loss	(0.07)[1]	(0.12)[1]	(0.25)[1]	(0.40)[1]	(0.21)[1]	(0.15)[1]
Net realized and unrealized gains (losses) on investments	5.89	2.55	(17.32)	11.73	12.63	0.66
Total from investment operations	5.82	2.43	(17.57)	11.33	12.42	0.51
Distributions to shareholders from
Net realized gains	0.00	(0.29)	(12.61)	(2.45)	(4.35)	(5.06)
Net asset value, end of period	$31.23	$25.41	$23.27	$53.45	$44.57	$36.50
Total return[2]	22.90%	10.49%	(41.88)%	25.91%	37.91%	4.15%
Ratios to average net assets (annualized)
Gross expenses	0.92%	0.91%	0.88%	0.86%	0.88%	0.87%
Net expenses	0.89%	0.89%	0.88%	0.86%	0.88%	0.87%
Net investment loss	(0.49)%	(0.46)%	(0.76)%	(0.76)%	(0.58)%	(0.42)%
Supplemental data
Portfolio turnover rate	32%	52%	58%	51%	53%	71%
Net assets, end of period (000s omitted)	$450,152	$425,304	$517,465	$1,090,159	$908,157	$1,096,888

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
20 | Allspring Discovery SMID Cap Growth Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Discovery SMID Cap Growth Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Allspring Discovery SMID Cap Growth Fund | 21

Notes to financial statements (unaudited)
As of March 31, 2024, the aggregate cost of all investments for federal income tax purposes was $819,437,665 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$413,486,977
Gross unrealized losses	(12,158,737)
Net unrealized gains	$401,328,240
As of September 30, 2023, the Fund had capital loss carryforwards which consisted of $227,063 in short-term capital losses and $43,820,164 in long-term capital losses.
As of September 30, 2023, the Fund had a qualified late-year ordinary loss of $5,109,494 which was recognized on the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$43,349,840	$0	$0	$43,349,840
Consumer discretionary	134,801,847	0	0	134,801,847
Consumer staples	37,912,472	0	0	37,912,472
Financials	74,692,401	0	0	74,692,401
Health care	229,739,536	0	0	229,739,536
Industrials	356,927,309	0	0	356,927,309
Information technology	285,627,201	0	0	285,627,201
Materials	19,889,779	0	0	19,889,779
Real estate	19,690,689	0	0	19,690,689
Short-term investments
Investment companies	18,134,831	0	0	18,134,831
Total assets	$1,220,765,905	$0	$0	$1,220,765,905
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At March 31, 2024, the Fund did not have any transfers into/out of Level 3.
22 | Allspring Discovery SMID Cap Growth Fund

Notes to financial statements (unaudited)
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.800%
Next $500 million	0.750
Next $1 billion	0.700
Next $2 billion	0.675
Next $1 billion	0.650
Next $5 billion	0.640
Over $10 billion	0.630
For the six months ended March 31, 2024, the management fee was equivalent to an annual rate of 0.76% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.45% and declining to 0.35% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of March 31, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.21%
Class C	1.96
Class R6	0.79
Administrator Class	1.14
Institutional Class	0.89
Allspring Discovery SMID Cap Growth Fund | 23

Notes to financial statements (unaudited)
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2024, Allspring Funds Distributor received $783 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended March 31, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended March 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2024 were $361,762,505 and $533,377,152, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended March 31, 2024, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the industrials sector. A fund that invests a substantial portion of its assets in any in any sector may be more affected by changes in that in any sector than would be a fund whose investments are not heavily weighted in any in any sector.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
24 | Allspring Discovery SMID Cap Growth Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Discovery SMID Cap Growth Fund | 25

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 100 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

26 | Allspring Discovery SMID Cap Growth Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

Allspring Discovery SMID Cap Growth Fund | 27

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

28 | Allspring Discovery SMID Cap Growth Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-04032024-t7ldvrwn 05-24
SAR3321 03-24

Allspring Diversified Capital Builder Fund
Semi-Annual Report
March 31, 2024

The views expressed and any forward-looking statements are as of March 31, 2024, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Diversified Capital Builder Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Diversified Capital Builder Fund for the six-month period that ended March 31, 2024. Globally, stocks and bonds had positive returns for the period. However, markets were volatile as investors focused on persistently high inflation and the impact of aggressive central bank rate hikes. Riskier assets rallied as investors anticipated an end to the tight monetary policy.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 23.48%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 14.90% while the MSCI EM Index (Net) (USD),3 returned 10.42%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 5.99%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 5.71%, the Bloomberg Municipal Bond Index6 returned 7.48%, and the ICE BofA U.S. High Yield Index7 gained 8.68%.
Investors remained focused on central bank monetary policies.
The period began with a tough month for financial markets overall in October. Key global and domestic indexes all were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict—and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter gross domestic product (GDP) growth was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter.
The broad year-end rally among stocks and bonds that began in November continued through December as investors became more confident that monetary policy would ease in 2024. Supporting the bubbly market mood were a series of reports confirming lower inflationary trends in the U.S. and Europe. During the period, it appeared more likely that the U.S. economy could achieve a soft landing, cooling enough to lower inflation without the pain of a recession. However, by year-end, an expectations gap developed. Capital markets priced in a total of 1.50 percentage points in federal funds rate cuts in 2024—twice as much as the three cuts of 0.25% hinted at by Fed officials.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. Returns shown are net of transaction costs beginning on July 1, 2022. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
2 | Allspring Diversified Capital Builder Fund

Letter to shareholders (unaudited)
Financial market performance was mixed in January 2024 as U.S. stocks had modest gains while non-U.S. equities, particularly those in emerging markets, and fixed income assets were held back by central bank pushback on market optimism over rate cuts. Overall, optimism was supported by indications of a soft landing for the U.S. economy. Key data included a surprisingly strong gain of 353,000 jobs in January, an unemployment rate of just 3.7%, and a rise of just 3.1% in the CPI in January. However, that resilience helped push back expectations of a rate cut in March to a more likely second quarter initial move.
In February, stocks were supported by positive economic data and strong corporate earnings. However, fixed income investments were under pressure as resilient inflation led to lowered expectations on the timing of interest rate cuts. The S&P 500 Index had solid monthly gains along with emerging market equities, which benefited from a rebound in China.
The first quarter of 2024 closed with ongoing stock market momentum and a more muted sense of confidence in fixed income markets as investors adjusted to the prospect of greater-than-expected economic strength. On the flip side of that is that expectations on the timing of a long-anticipated initial Fed rate cut were pushed back from March to June and then beyond. Additionally, the number of quarter-point rate cuts forecast by the market fell from six as projected in December 2023 to two to three cuts by the end of March.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers a wide variety of mutual funds spanning many asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
“ The first quarter of 2024 closed with ongoing stock market momentum and a more muted sense of confidence in fixed income markets as investors adjusted to the prospect of greater-than-expected economic strength. ”
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Allspring Diversified Capital Builder Fund | 3

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

4 | Allspring Diversified Capital Builder Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks long-term total return, consisting of capital appreciation and current income.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Robert Junkin, Margaret Patel

Average annual total returns (%) as of March 31, 2024
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (EKBAX)	1-20-1998	23.27	11.17	10.43	30.84	12.50	11.09	1.10	1.10
Class C (EKBCX)	1-22-1998	28.85	11.66	10.42	29.85	11.66	10.42	1.85	1.85
Administrator Class (EKBDX)	7-30-2010	–	–	–	30.93	12.57	11.20	1.03	1.03
Institutional Class (EKBYX)	1-26-1998	–	–	–	31.23	12.85	11.47	0.78	0.78
Russell 3000® Index[3]	–	–	–	–	29.29	14.34	12.33	–	–
Diversified Capital Builder Blended Index[4]	–	–	–	–	24.98	12.13	10.65	–	–
Russell 1000® Index[5]	–	–	–	–	29.87	14.76	12.68	–	–
ICE BofA U.S. Cash Pay High Yield Index[6]	–	–	–	–	10.98	4.03	4.35	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for short time periods, should not be the sole factor in making your investment decision.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through January 31, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.11% for Class A, 1.86% for Class C, 1.05% for Administrator Class and 0.78% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers)
as stated in the prospectuses.

[3]
The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[4]
Source:  Allspring Funds Management, LLC. The Diversified Capital Builder Blended Index is composed 75% of the Russell 1000® Index and 25% of the ICE BofA U.S. Cash
Pay High Yield Index. You cannot invest directly in an index.

[5]
The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[6]
The ICE BofA U.S. Cash Pay High Yield Index is an unmanaged market index that provides a broad-based performance measure of the non-investment grade U.S. domestic bond index. You cannot invest directly in an index. Returns shown are net of transaction costs beginning on July 1, 2022. Copyright 2024. ICE Data Indices, LLC. All rights reserved.

Investing involves risk, including the possible loss of principal. Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Consult the Fund’s prospectus for additional information on these and other risks.

6 | Allspring Diversified Capital Builder Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of March 31, 2024[1]
Broadcom, Inc.	5.23
Alphabet, Inc. Class A	4.87
Advanced Micro Devices, Inc.	4.79
Microsoft Corp.	4.53
Leidos Holdings, Inc.	4.04
NVIDIA Corp.	3.30
Micron Technology, Inc.	3.26
IQVIA Holdings, Inc.	2.90
Marvell Technology, Inc.	2.85
Amphenol Corp. Class A	2.65

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Portfolio composition as of March 31, 2024[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Diversified Capital Builder Fund | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2023 to March 31, 2024.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 10-1-2023	Ending account value 3-31-2024	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,271.33	$6.16	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.44	$5.47	1.09%
Class C
Actual	$1,000.00	$1,266.38	$10.37	1.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.71	$9.22	1.84%
Administrator Class
Actual	$1,000.00	$1,271.73	$5.76	1.02%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.79	$5.12	1.02%
Institutional Class
Actual	$1,000.00	$1,272.79	$4.35	0.77%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.03	$3.87	0.77%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half-year period).

8 | Allspring Diversified Capital Builder Fund

Portfolio of investments—March 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 85.04%
Communication services: 4.87%
Interactive media & services: 4.87%
Alphabet, Inc. Class A†	450,000	$67,918,500
Consumer discretionary: 0.55%
Distributors: 0.55%
Genuine Parts Co.	50,000	7,746,500
Consumer staples: 0.23%
Food products: 0.23%
J M Smucker Co.	25,000	3,146,750
Energy: 4.74%
Oil, gas & consumable fuels: 4.74%
Cheniere Energy, Inc.	145,000	23,385,600
EOG Resources, Inc.	20,000	2,556,800
ONEOK, Inc.	165,000	13,228,050
Targa Resources Corp.	240,000	26,877,600
		66,048,050
Health care: 10.23%
Biotechnology: 2.71%
BioMarin Pharmaceutical, Inc.†	100,000	8,734,000
Neurocrine Biosciences, Inc.†	210,000	28,963,200
		37,697,200
Health care equipment & supplies: 0.08%
STERIS PLC	5,000	1,124,100
Health care providers & services: 2.31%
McKesson Corp.	60,000	32,211,000
Life sciences tools & services: 2.90%
IQVIA Holdings, Inc.†	160,000	40,462,400
Pharmaceuticals: 2.23%
Eli Lilly & Co.	40,000	31,118,400
Industrials: 19.92%
Aerospace & defense: 3.35%
Curtiss-Wright Corp.	70,000	17,915,800
HEICO Corp.	50,000	9,550,000
L3Harris Technologies, Inc.	90,000	19,179,000
		46,644,800
Commercial services & supplies: 2.28%
Cintas Corp.	20,000	13,740,600
Clean Harbors, Inc.†	90,000	18,117,900
		31,858,500
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Capital Builder Fund | 9

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Electrical equipment: 5.21%
AMETEK, Inc.	145,000	$26,520,500
Eaton Corp. PLC	35,000	10,943,800
Emerson Electric Co.	310,000	35,160,200
		72,624,500
Machinery: 5.04%
Crane Co.	64,000	8,648,320
IDEX Corp.	60,000	14,641,200
ITT, Inc.	60,000	8,161,800
Oshkosh Corp.	20,000	2,494,200
Parker-Hannifin Corp.	15,000	8,336,850
Timken Co.	320,000	27,977,600
		70,259,970
Professional services: 4.04%
Leidos Holdings, Inc.	430,000	56,368,700
Information technology: 41.35%
Communications equipment: 1.15%
Motorola Solutions, Inc.	45,000	15,974,100
Electronic equipment, instruments & components: 6.46%
Amphenol Corp. Class A	320,000	36,912,000
Crane NXT Co.	90,000	5,571,000
Jabil, Inc.	115,000	15,404,250
Teledyne Technologies, Inc.†	75,000	32,199,000
		90,086,250
IT services: 2.46%
International Business Machines Corp.	180,000	34,372,800
Semiconductors & semiconductor equipment: 19.53%
Advanced Micro Devices, Inc.†	370,000	66,781,300
Broadcom, Inc.	55,000	72,897,550
Marvell Technology, Inc.	560,000	39,692,800
Micron Technology, Inc.	385,000	45,387,650
NVIDIA Corp.	51,000	46,081,560
Synaptics, Inc.†	15,000	1,463,400
		272,304,260
Software: 11.75%
Adobe, Inc.†	52,000	26,239,200
ANSYS, Inc.†	45,000	15,622,200
Autodesk, Inc.†	110,000	28,646,200
Microsoft Corp.	150,000	63,108,000
Roper Technologies, Inc.	3,000	1,682,520
Synopsys, Inc.†	50,000	28,575,000
		163,873,120
The accompanying notes are an integral part of these financial statements.
10 | Allspring Diversified Capital Builder Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Materials: 2.49%
Chemicals: 1.15%
Westlake Corp.	105,000	$16,044,000
Containers & packaging: 0.79%
AptarGroup, Inc.	76,500	11,007,585
Metals & mining: 0.55%
ATI, Inc.†	150,000	7,675,500
Real estate: 0.46%
Specialized REITs : 0.46%
Iron Mountain, Inc.	80,000	6,416,800
Utilities: 0.20%
Independent power and renewable electricity producers: 0.20%
Vistra Corp.	40,000	2,786,000
Total common stocks (Cost $753,041,294)		1,185,769,785

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 14.65%
Basic materials: 0.75%
Iron/steel: 0.75%
ATI, Inc.	7.25%	8-15-2030	$400,000	413,449
Cleveland-Cliffs, Inc.144A	6.75	4-15-2030	10,000,000	10,029,082
				10,442,531
Consumer, cyclical: 0.40%
Retail: 0.40%
Genuine Parts Co.	6.88	11-1-2033	5,000,000	5,528,865
Consumer, non-cyclical: 4.72%
Commercial services: 1.00%
AMN Healthcare, Inc.144A##	4.00	4-15-2029	1,000,000	898,079
AMN Healthcare, Inc.144A	4.63	10-1-2027	1,000,000	949,790
Gartner, Inc.144A	3.63	6-15-2029	4,350,000	3,938,411
Valvoline, Inc.144A	3.63	6-15-2031	9,495,000	8,184,781
				13,971,061
Food: 0.83%
Post Holdings, Inc.144A	4.50	9-15-2031	8,435,000	7,587,216
Post Holdings, Inc.144A	6.25	2-15-2032	4,000,000	4,029,152
				11,616,368
Healthcare-products: 0.35%
Hologic, Inc.144A	3.25	2-15-2029	5,440,000	4,875,285
Healthcare-services: 1.98%
Charles River Laboratories International, Inc.144A	4.00	3-15-2031	8,000,000	7,148,364
DaVita, Inc.144A	4.63	6-1-2030	10,550,000	9,445,245
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Capital Builder Fund | 11

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Healthcare-services(continued)
Encompass Health Corp.	4.63%	4-1-2031	$5,500,000	$5,000,604
IQVIA, Inc.144A	6.50	5-15-2030	5,884,000	6,004,711
				27,598,924
Household products/wares: 0.56%
ACCO Brands Corp.144A	4.25	3-15-2029	2,000,000	1,800,373
Spectrum Brands, Inc.144A	3.88	3-15-2031	6,200,000	5,972,250
				7,772,623
Financial: 1.43%
REITS: 1.43%
Iron Mountain, Inc.144A	4.50	2-15-2031	12,350,000	11,142,635
SBA Communications Corp.	3.13	2-1-2029	10,000,000	8,825,056
				19,967,691
Industrial: 4.53%
Aerospace/defense: 0.89%
TransDigm, Inc.	4.63	1-15-2029	9,000,000	8,352,048
TransDigm, Inc.144A	6.63	3-1-2032	4,000,000	4,041,164
				12,393,212
Electronics: 0.58%
TTM Technologies, Inc.144A	4.00	3-1-2029	8,890,000	8,063,230
Engineering & construction: 0.65%
Dycom Industries, Inc.144A	4.50	4-15-2029	9,720,000	9,085,973
Environmental control: 0.92%
Clean Harbors, Inc.144A	6.38	2-1-2031	11,500,000	11,584,456
Stericycle, Inc.144A	3.88	1-15-2029	1,310,000	1,187,400
				12,771,856
Machinery-diversified: 0.50%
Esab Corp.144A%%	6.25	4-15-2029	7,000,000	7,032,781
Packaging & containers: 0.99%
Ball Corp.	2.88	8-15-2030	7,000,000	5,972,748
Sealed Air Corp.144A	5.00	4-15-2029	5,000,000	4,799,356
Sealed Air Corp./Sealed Air Corp. U.S.144A	6.13	2-1-2028	3,000,000	3,006,225
				13,778,329
Technology: 1.43%
Computers: 0.71%
Seagate HDD Cayman	3.13	7-15-2029	1,500,000	1,262,086
Seagate HDD Cayman	4.09	6-1-2029	3,488,000	3,217,680
Seagate HDD Cayman144A	8.50	7-15-2031	5,000,000	5,403,315
				9,883,081
The accompanying notes are an integral part of these financial statements.
12 | Allspring Diversified Capital Builder Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Semiconductors: 0.72%
Synaptics, Inc.144A	4.00%	6-15-2029	$11,185,000	$10,066,430
Utilities: 1.39%
Electric: 1.39%
NRG Energy, Inc.144A	5.25	6-15-2029	1,000,000	956,013
Vistra Operations Co. LLC144A	4.38	5-1-2029	12,000,000	11,116,617
Vistra Operations Co. LLC144A	7.75	10-15-2031	7,000,000	7,330,960
				19,403,590
Total corporate bonds and notes (Cost $214,218,626)				204,251,830
Yankee corporate bonds and notes: 0.41%
Basic materials: 0.22%
Chemicals: 0.22%
Methanex Corp.	5.25	12-15-2029	3,293,000	3,150,658
Industrial: 0.19%
Electronics: 0.19%
Sensata Technologies BV144A	4.00	4-15-2029	2,880,000	2,629,691
Total yankee corporate bonds and notes (Cost $6,286,270)				5,780,349

		Yield	Shares
Short-term investments: 0.48%
Investment companies: 0.48%
Allspring Government Money Market Fund Select Class♠∞##		5.25	6,606,615	6,606,615
Total short-term investments (Cost $6,606,615)				6,606,615
Total investments in securities (Cost $980,152,805)	100.58%			1,402,408,579
Other assets and liabilities, net	(0.58)			(8,021,019)
Total net assets	100.00%			$1,394,387,560

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated as collateral for when-issued securities.
%%	The security is purchased on a when-issued basis.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Capital Builder Fund | 13

Portfolio of investments—March 31, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$19,374,619	$176,368,874	$(189,136,878)	$0	$0	$6,606,615	6,606,615	$129,278
The accompanying notes are an integral part of these financial statements.
14 | Allspring Diversified Capital Builder Fund

Statement of assets and liabilities—March 31, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $973,546,190)	$1,395,801,964
Investments in affiliated securities, at value (cost $6,606,615)	6,606,615
Cash	297,654
Receivable for dividends and interest	3,233,447
Receivable for Fund shares sold	2,748,565
Prepaid expenses and other assets	152,737
Total assets	1,408,840,982
Liabilities
Payable for when-issued transactions	7,036,250
Payable for investments purchased	5,712,042
Management fee payable	697,033
Payable for Fund shares redeemed	454,264
Administration fees payable	200,540
Distribution fee payable	80,859
Trustees’ fees and expenses payable	1,335
Accrued expenses and other liabilities	271,099
Total liabilities	14,453,422
Total net assets	$1,394,387,560
Net assets consist of
Paid-in capital	$935,470,788
Total distributable earnings	458,916,772
Total net assets	$1,394,387,560
Computation of net asset value and offering price per share
Net assets–Class A	$740,771,234
Shares outstanding–Class A1	55,999,273
Net asset value per share–Class A	$13.23
Maximum offering price per share – Class A2	$14.04
Net assets–Class C	$129,540,110
Shares outstanding–Class C1	9,852,771
Net asset value per share–Class C	$13.15
Net assets–Administrator Class	$8,407,075
Shares outstanding–Administrator Class[1]	635,042
Net asset value per share–Administrator Class	$13.24
Net assets–Institutional Class	$515,669,141
Shares outstanding–Institutional Class[1]	39,349,431
Net asset value per share–Institutional Class	$13.10
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Capital Builder Fund | 15

Statement of operations—six months ended March 31, 2024 (unaudited)
Statement of operations
Investment income
Interest	$4,751,664
Dividends	4,742,341
Income from affiliated securities	129,278
Total investment income	9,623,283
Expenses
Management fee	3,568,184
Administration fees
Class A	645,317
Class C	115,884
Administrator Class	6,055
Institutional Class	254,446
Shareholder servicing fees
Class A	806,167
Class C	144,812
Administrator Class	11,644
Distribution fee
Class C	434,312
Custody and accounting fees	16,453
Professional fees	34,963
Registration fees	18,154
Shareholder report expenses	40,942
Trustees’ fees and expenses	13,264
Other fees and expenses	26,754
Total expenses	6,137,351
Less: Fee waivers and/or expense reimbursements
Institutional Class	(1,877)
Net expenses	6,135,474
Net investment income	3,487,809
Realized and unrealized gains (losses) on investments
Net realized gains on investments	43,017,125
Net change in unrealized gains (losses) on investments	236,110,445
Net realized and unrealized gains (losses) on investments	279,127,570
Net increase in net assets resulting from operations	$282,615,379
The accompanying notes are an integral part of these financial statements.
16 | Allspring Diversified Capital Builder Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended March 31, 2024 (unaudited)		Year ended September 30, 2023
Operations
Net investment income		$3,487,809		$10,446,074
Net realized gains on investments		43,017,125		51,953,014
Net change in unrealized gains (losses) on investments		236,110,445		121,947,084
Net increase in net assets resulting from operations		282,615,379		184,346,172
Distributions to shareholders from
Net investment income and net realized gains
Class A		(34,891,391)		(65,626,762)
Class C		(5,986,522)		(11,368,684)
Administrator Class		(512,514)		(886,041)
Institutional Class		(20,910,448)		(37,216,908)
Total distributions to shareholders		(62,300,875)		(115,098,395)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	3,700,162	44,812,526	2,356,347	25,592,345
Class C	1,082,221	13,067,562	1,107,737	11,941,492
Administrator Class	201,623	2,416,864	148,783	1,644,524
Institutional Class	11,119,450	134,975,381	5,599,746	60,537,183
		195,272,333		99,715,544
Reinvestment of distributions
Class A	2,926,689	33,222,303	5,952,319	62,386,181
Class C	523,170	5,886,415	1,075,440	11,190,077
Administrator Class	44,949	510,920	84,169	883,153
Institutional Class	1,687,386	19,033,141	3,324,215	34,590,783
		58,652,779		109,050,194
Payment for shares redeemed
Class A	(3,578,567)	(42,393,293)	(7,352,031)	(79,844,349)
Class C	(1,439,130)	(17,299,661)	(2,295,738)	(24,787,554)
Administrator Class	(365,969)	(4,575,016)	(205,960)	(2,238,564)
Institutional Class	(3,741,018)	(43,566,211)	(7,116,503)	(76,424,780)
		(107,834,181)		(183,295,247)
Net increase in net assets resulting from capital share transactions		146,090,931		25,470,491
Total increase in net assets		366,405,435		94,718,268
Net assets
Beginning of period		1,027,982,125		933,263,857
End of period		$1,394,387,560		$1,027,982,125
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Capital Builder Fund | 17

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2024 (unaudited)	Year ended September 30
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.01	$10.29	$12.64	$10.88	$10.71	$10.88
Net investment income	0.03 [1]	0.11	0.10 [1]	0.09	0.11	0.14
Net realized and unrealized gains (losses) on investments	2.85	1.89	(1.50)	1.87	0.63	0.37
Total from investment operations	2.88	2.00	(1.40)	1.96	0.74	0.51
Distributions to shareholders from
Net investment income	(0.04)	(0.11)	(0.10)	(0.10)	(0.13)	(0.14)
Net realized gains	(0.62)	(1.17)	(0.85)	(0.10)	(0.44)	(0.54)
Total distributions to shareholders	(0.66)	(1.28)	(0.95)	(0.20)	(0.57)	(0.68)
Net asset value, end of period	$13.23	$11.01	$10.29	$12.64	$10.88	$10.71
Total return[2]	27.13%	20.16%	(12.45)%	18.18%	7.26%	5.60%
Ratios to average net assets (annualized)
Gross expenses	1.09%	1.11%	1.11%	1.11%	1.11%	1.12%
Net expenses	1.09%	1.11%	1.10%	1.11%	1.11%	1.12%
Net investment income	0.57%	0.99%	0.77%	0.76%	1.09%	1.38%
Supplemental data
Portfolio turnover rate	23%	38%	19%	28%	44%	61%
Net assets, end of period (000s omitted)	$740,771	$583,064	$534,863	$657,696	$601,951	$616,346

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
18 | Allspring Diversified Capital Builder Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2024 (unaudited)	Year ended September 30
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.96	$10.24	$12.58	$10.86	$10.69	$10.86
Net investment income (loss)	(0.01)[1]	0.02	0.00 [1,2]	0.00 [1,2]	0.03	0.06
Net realized and unrealized gains (losses) on investments	2.82	1.89	(1.48)	1.86	0.63	0.37
Total from investment operations	2.81	1.91	(1.48)	1.86	0.66	0.43
Distributions to shareholders from
Net investment income	(0.00)	(0.02)	(0.01)	(0.04)	(0.05)	(0.06)
Net realized gains	(0.62)	(1.17)	(0.85)	(0.10)	(0.44)	(0.54)
Total distributions to shareholders	(0.62)	(1.19)	(0.86)	(0.14)	(0.49)	(0.60)
Net asset value, end of period	$13.15	$10.96	$10.24	$12.58	$10.86	$10.69
Total return[3]	26.64%	19.36%	(13.12)%	17.25%	6.44%	4.81%
Ratios to average net assets (annualized)
Gross expenses	1.84%	1.86%	1.85%	1.86%	1.86%	1.87%
Net expenses	1.84%	1.86%	1.85%	1.86%	1.86%	1.87%
Net investment income (loss)	(0.18)%	0.24%	0.02%	0.01%	0.34%	0.65%
Supplemental data
Portfolio turnover rate	23%	38%	19%	28%	44%	61%
Net assets, end of period (000s omitted)	$129,540	$106,152	$100,367	$127,209	$121,947	$118,297

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Capital Builder Fund | 19

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2024 (unaudited)	Year ended September 30
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.02	$10.30	$12.64	$10.89	$10.72	$10.89
Net investment income	0.04 [1]	0.11	0.11 [1]	0.10 [1]	0.12 [1]	0.15 [1]
Net realized and unrealized gains (losses) on investments	2.84	1.89	(1.49)	1.86	0.63	0.37
Total from investment operations	2.88	2.00	(1.38)	1.96	0.75	0.52
Distributions to shareholders from
Net investment income	(0.04)	(0.11)	(0.11)	(0.11)	(0.14)	(0.15)
Net realized gains	(0.62)	(1.17)	(0.85)	(0.10)	(0.44)	(0.54)
Total distributions to shareholders	(0.66)	(1.28)	(0.96)	(0.21)	(0.58)	(0.69)
Net asset value, end of period	$13.24	$11.02	$10.30	$12.64	$10.89	$10.72
Total return[2]	27.17%	20.24%	(12.30)%	18.17%	7.33%	5.67%
Ratios to average net assets (annualized)
Gross expenses	1.02%	1.03%	1.03%	1.03%	1.03%	1.04%
Net expenses	1.02%	1.03%	1.03%	1.03%	1.03%	1.04%
Net investment income	0.64%	1.07%	0.86%	0.84%	1.19%	1.47%
Supplemental data
Portfolio turnover rate	23%	38%	19%	28%	44%	61%
Net assets, end of period (000s omitted)	$8,407	$8,314	$7,489	$8,234	$6,429	$9,708

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
20 | Allspring Diversified Capital Builder Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2024 (unaudited)	Year ended September 30
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.91	$10.20	$12.54	$10.79	$10.64	$10.81
Net investment income	0.05 [1]	0.14	0.13 [1]	0.13	0.14	0.18
Net realized and unrealized gains (losses) on investments	2.81	1.88	(1.48)	1.86	0.62	0.36
Total from investment operations	2.86	2.02	(1.35)	1.99	0.76	0.54
Distributions to shareholders from
Net investment income	(0.05)	(0.14)	(0.14)	(0.14)	(0.17)	(0.17)
Net realized gains	(0.62)	(1.17)	(0.85)	(0.10)	(0.44)	(0.54)
Total distributions to shareholders	(0.67)	(1.31)	(0.99)	(0.24)	(0.61)	(0.71)
Net asset value, end of period	$13.10	$10.91	$10.20	$12.54	$10.79	$10.64
Total return[2]	27.28%	20.62%	(12.19)%	18.51%	7.48%	5.98%
Ratios to average net assets (annualized)
Gross expenses	0.77%	0.78%	0.78%	0.78%	0.78%	0.79%
Net expenses	0.77%	0.78%	0.77%	0.78%	0.78%	0.78%
Net investment income	0.89%	1.32%	1.10%	1.09%	1.42%	1.73%
Supplemental data
Portfolio turnover rate	23%	38%	19%	28%	44%	61%
Net assets, end of period (000s omitted)	$515,669	$330,452	$290,545	$358,519	$319,229	$359,278

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Capital Builder Fund | 21

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Diversified Capital Builder Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis.  Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased.  If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income quarterly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
22 | Allspring Diversified Capital Builder Fund

Notes to financial statements (unaudited)
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2024, the aggregate cost of all investments for federal income tax purposes was $980,152,762 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$437,822,820
Gross unrealized losses	(15,567,003)
Net unrealized gains	$422,255,817
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$67,918,500	$0	$0	$67,918,500
Consumer discretionary	7,746,500	0	0	7,746,500
Consumer staples	3,146,750	0	0	3,146,750
Energy	66,048,050	0	0	66,048,050
Health care	142,613,100	0	0	142,613,100
Industrials	277,756,470	0	0	277,756,470
Information technology	576,610,530	0	0	576,610,530
Materials	34,727,085	0	0	34,727,085
Real estate	6,416,800	0	0	6,416,800
Utilities	2,786,000	0	0	2,786,000
Corporate bonds and notes	0	204,251,830	0	204,251,830
Yankee corporate bonds and notes	0	5,780,349	0	5,780,349
Short-term investments
Investment companies	6,606,615	0	0	6,606,615
Total assets	$1,192,376,400	$210,032,179	$0	$1,402,408,579
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At March 31, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring Diversified Capital Builder Fund | 23

Notes to financial statements (unaudited)
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.650%
Next $500 million	0.600
Next $2 billion	0.550
Next $2 billion	0.525
Next $5 billion	0.490
Over $10 billion	0.480
For the six months ended March 31, 2024, the management fee was equivalent to an annual rate of 0.61% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of March 31, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.11%
Class C	1.86
Administrator Class	1.05
Institutional Class	0.78
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
24 | Allspring Diversified Capital Builder Fund

Notes to financial statements (unaudited)
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2024, Allspring Funds Distributor received $25,377 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended March 31, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended March 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2024 were $373,505,488 and $263,729,486, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended March 31, 2024, there were no borrowings by the Fund under the agreement.
7.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Diversified Capital Builder Fund | 25

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

26 | Allspring Diversified Capital Builder Fund

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 100 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

Allspring Diversified Capital Builder Fund | 27

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

28 | Allspring Diversified Capital Builder Fund

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Diversified Capital Builder Fund | 29

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-04032024-dn7zxfdv 05-24
SAR4324 03-24

Allspring Diversified Income Builder Fund
Semi-Annual Report
March 31, 2024

The views expressed and any forward-looking statements are as of March 31, 2024, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Diversified Income Builder Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Diversified Income Builder Fund for the six-month period that ended March 31, 2024. Globally, stocks and bonds had positive returns for the period. However, markets were volatile as investors focused on persistently high inflation and the impact of aggressive central bank rate hikes. Riskier assets rallied as investors anticipated an end to the tight monetary policy.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 23.48%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 14.90% while the MSCI EM Index (Net) (USD),3 returned 10.42%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 5.99%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 5.71%, the Bloomberg Municipal Bond Index6 returned 7.48%, and the ICE BofA U.S. High Yield Index7 gained 8.68%.
Investors remained focused on central bank monetary policies.
The period began with a tough month for financial markets overall in October. Key global and domestic indexes all were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict—and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter gross domestic product (GDP) growth was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter.
The broad year-end rally among stocks and bonds that began in November continued through December as investors became more confident that monetary policy would ease in 2024. Supporting the bubbly market mood were a series of reports confirming lower inflationary trends in the U.S. and Europe. During the period, it appeared more likely that the U.S. economy could achieve a soft landing, cooling enough to lower inflation without the pain of a recession. However, by year-end, an expectations gap developed. Capital markets priced in a total of 1.50 percentage points in federal funds rate cuts in 2024—twice as much as the three cuts of 0.25% hinted at by Fed officials.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. Returns shown are net of transaction costs beginning on July 1, 2022. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
2 | Allspring Diversified Income Builder Fund

Letter to shareholders (unaudited)
Financial market performance was mixed in January 2024 as U.S. stocks had modest gains while non-U.S. equities, particularly those in emerging markets, and fixed income assets were held back by central bank pushback on market optimism over rate cuts. Overall, optimism was supported by indications of a soft landing for the U.S. economy. Key data included a surprisingly strong gain of 353,000 jobs in January, an unemployment rate of just 3.7%, and a rise of just 3.1% in the CPI in January. However, that resilience helped push back expectations of a rate cut in March to a more likely second quarter initial move.
In February, stocks were supported by positive economic data and strong corporate earnings. However, fixed income investments were under pressure as resilient inflation led to lowered expectations on the timing of interest rate cuts. The S&P 500 Index had solid monthly gains along with emerging market equities, which benefited from a rebound in China.
The first quarter of 2024 closed with ongoing stock market momentum and a more muted sense of confidence in fixed income markets as investors adjusted to the prospect of greater-than-expected economic strength. On the flip side of that is that expectations on the timing of a long-anticipated initial Fed rate cut were pushed back from March to June and then beyond. Additionally, the number of quarter-point rate cuts forecast by the market fell from six as projected in December 2023 to two to three cuts by the end of March.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers a wide variety of mutual funds spanning many asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
“ The first quarter of 2024 closed with ongoing stock market momentum and a more muted sense of confidence in fixed income markets as investors adjusted to the prospect of greater-than-expected economic strength. ”
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Allspring Diversified Income Builder Fund | 3

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

4 | Allspring Diversified Income Builder Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks long-term total return, consisting of current income and capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Petros N. Bocray, CFA, FRM, David Kowalske, Jr.†

Average annual total returns (%) as of March 31, 2024
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (EKSAX)	4-14-1987	9.05	2.61	4.11	15.70	3.84	4.73	1.17	0.84
Class C (EKSCX)	2-1-1993	13.76	3.07	4.11	14.76	3.07	4.11	1.92	1.59
Class R6 (EKSRX)[3]	7-31-2018	–	–	–	16.27	4.32	5.15	0.75	0.42
Administrator Class (EKSDX)	7-30-2010	–	–	–	15.61	3.92	4.84	1.10	0.77
Institutional Class (EKSYX)	1-13-1997	–	–	–	15.96	4.16	5.08	0.85	0.52
Bloomberg U.S. Universal Bond Index[4]	–	–	–	–	2.67	0.69	1.83	–	–
Diversified Income Builder Blended Index[5]	–	–	–	–	12.54	5.62	5.95	–	–
ICE BofA U.S. Cash Pay High Yield Index[6]	–	–	–	–	10.98	4.03	4.35	–	–
MSCI ACWI (Net)[7]	–	–	–	–	23.22	10.92	8.66	–	–
Bloomberg U.S. Aggregate Bond Index[8]	–	–	–	–	1.70	0.36	1.54	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through January 31, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.84% for Class A, 1.59% for Class C, 0.42% for Class R6, 0.77% for Administrator Class and 0.52% for Institutional Class. Brokerage
commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees.
Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[4]
The Bloomberg U.S. Universal Bond Index is an unmanaged market-value-weighted performance benchmark for the U.S.-dollar-denominated bond market, which includes investment-grade, high-yield, and emerging markets debt securities with maturities of one year or more. You cannot invest directly in an index.

[5]
Source:  Allspring Funds Management, LLC. The Diversified Income Builder Blended Index is composed 60% of the ICE BofA U.S. Cash Pay High Yield Index, 25% of the
Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) (Net) and 15% of the Bloomberg U.S. Aggregate Bond Index. Prior to February 1, 2020, the
Diversified Income Builder Blended Index was composed 65% of the ICE BofA U.S. Cash Pay High Yield Index, and 35% of the Russell 1000® Index. Prior to January 2, 2018,
the Diversified Income Builder Blended Index was composed 75% of the ICE BofA U.S. Cash Pay High Yield Index, and 25% the Russell 1000® Index. You cannot invest directly in an index.

[6]
The ICE BofA U.S. Cash Pay High Yield Index is an unmanaged market index that provides a broad-based performance measure of the non-investment grade U.S. domestic bond index. You cannot invest directly in an index. Returns shown are net of transaction costs beginning on July 1, 2022. Copyright 2024. ICE Data Indices, LLC. All rights reserved.

†	Mr. Kowalske became a portfolio manager of the Fund effective January 16, 2024.
CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring Diversified Income Builder Fund

Performance highlights (unaudited)
Footnotes continued from previous page
[7]
The MSCI ACWI (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[8]
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.–dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Investing involves risk, including the possible loss of principal. Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the fund and its share price can be sudden and unpredictable. Consult the Fund’s prospectus for additional information on these and other risks.

Allspring Diversified Income Builder Fund | 7

Performance highlights (unaudited)

Ten largest holdings (%) as of March 31, 2024[1]
Microsoft Corp.	2.30
NVIDIA Corp.	1.74
Amazon.com, Inc.	1.56
Apple, Inc.	1.21
Meta Platforms, Inc. Class A	1.05
ING Groep NV, 6.75%, 4-16-2024	1.03
Alphabet, Inc. Class A	1.02
Lloyds Banking Group PLC, 7.50%, 6-27-2024	0.99
Societe Generale SA, 8.00%, 9-29-2025	0.96
ABN AMRO Bank NV, 4.75%, 9-22-2027	0.83

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Portfolio composition as of March 31, 2024[1]

42%
Corporate bonds and notes
36%
Common stocks
12%
Yankee corporate bonds and notes
4%
Foreign corporate bonds and notes
3%
Municipal obligations
3%
Loans

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

8 | Allspring Diversified Income Builder Fund

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2023 to March 31, 2024.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 10-1-2023	Ending account value 3-31-2024	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,133.30	$4.46	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.22	0.84%
Class C
Actual	$1,000.00	$1,128.50	$8.41	1.59%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.96	$7.97	1.59%
Class R6
Actual	$1,000.00	$1,135.74	$2.23	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.78	$2.11	0.42%
Administrator Class
Actual	$1,000.00	$1,133.78	$4.09	0.77%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.03	$3.87	0.77%
Institutional Class
Actual	$1,000.00	$1,133.28	$2.76	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.28	$2.61	0.52%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half-year period).

Allspring Diversified Income Builder Fund | 9

Portfolio of investments—March 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 34.46%
Communication services: 3.82%
Diversified telecommunication services: 0.21%
AT&T, Inc.#	42,997	$756,747
Entertainment: 0.37%
Live Nation Entertainment, Inc.†#	3,379	357,397
NetEase, Inc.	37,000	769,602
Netflix, Inc.†#	386	234,430
		1,361,429
Interactive media & services: 2.36%
Alphabet, Inc. Class A†#	24,876	3,754,535
Alphabet, Inc. Class C†#	2,889	439,879
Baidu, Inc. Class A†	4,858	63,744
Meta Platforms, Inc. Class A#	7,985	3,877,356
Tencent Holdings Ltd.	14,860	576,789
		8,712,303
Media: 0.45%
Comcast Corp. Class A#	12,535	543,392
Publicis Groupe SA	10,114	1,102,606
		1,645,998
Wireless telecommunication services: 0.43%
America Movil SAB de CV ADR	3,017	56,297
Etihad Etisalat Co.	6,632	93,012
Freenet AG	16,039	451,280
SK Telecom Co. Ltd.	24,999	989,747
		1,590,336
Consumer discretionary: 4.66%
Automobile components: 0.02%
Fuyao Glass Industry Group Co. Ltd. Class H144A	16,000	80,543
Automobiles: 1.15%
Bajaj Auto Ltd.	1,959	214,876
Bayerische Motoren Werke AG	5,860	676,208
General Motors Co.#	17,773	806,006
Great Wall Motor Co. Ltd. Class H	74,000	82,255
Honda Motor Co. Ltd.	76,800	945,414
Kia Corp.	2,264	188,351
Stellantis NV	35,080	997,054
Tesla, Inc.†#	1,789	314,488
		4,224,652
Broadline retail: 1.79%
Alibaba Group Holding Ltd.	26,600	238,747
Amazon.com, Inc.†#	31,983	5,769,094
MercadoLibre, Inc.†#	318	480,803
The accompanying notes are an integral part of these financial statements.
10 | Allspring Diversified Income Builder Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Broadline retail(continued)
momo.com, Inc.	5,000	$61,400
Naspers Ltd. Class N	331	58,677
		6,608,721
Hotels, restaurants & leisure: 0.69%
Booking Holdings, Inc.#	185	671,158
Chipotle Mexican Grill, Inc.†#	141	409,854
DoorDash, Inc. Class A†#	1,544	212,640
DraftKings, Inc. Class A†#	5,598	254,205
Evolution AB144A	4,361	542,110
Flutter Entertainment†	590	116,519
Wingstop, Inc.#	865	316,936
		2,523,422
Household durables: 0.28%
Gree Electric Appliances, Inc. of Zhuhai Class A	12,600	68,340
Midea Group Co. Ltd. Class A	28,699	256,436
Panasonic Holdings Corp.	73,600	699,390
		1,024,166
Specialty retail: 0.47%
AutoZone, Inc.†#	95	299,407
Boot Barn Holdings, Inc.†#	4,336	412,570
Five Below, Inc.†#	502	91,053
Floor & Decor Holdings, Inc. Class A†#	2,886	374,083
Jumbo SA	2,231	64,264
O’Reilly Automotive, Inc.†#	136	153,528
Ulta Beauty, Inc.†#	660	345,101
		1,740,006
Textiles, apparel & luxury goods: 0.26%
ANTA Sports Products Ltd.	9,520	101,198
Fila Holdings Corp.	2,447	69,707
LPP SA	23	88,100
lululemon athletica, Inc.†#	796	310,957
On Holding AG Class A†#	8,726	308,726
Samsonite International SA144A†	22,500	85,091
		963,779
Consumer staples: 0.99%
Beverages: 0.28%
Celsius Holdings, Inc.†#	2,957	245,194
Coca-Cola HBC AG†	25,141	794,245
		1,039,439
Consumer staples distribution & retail: 0.38%
BIM Birlesik Magazalar AS	5,767	62,700
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 11

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Consumer staples distribution & retail(continued)
Wal-Mart de Mexico SAB de CV	14,700	$59,357
Walmart, Inc.#	21,300	1,281,621
		1,403,678
Food products: 0.06%
Indofood CBP Sukses Makmur Tbk. PT	100,400	73,456
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	22,400	86,191
Tingyi Cayman Islands Holding Corp.	60,000	65,773
		225,420
Household products: 0.18%
Colgate-Palmolive Co.#	7,113	640,526
Personal care products: 0.09%
BellRing Brands, Inc.†#	2,378	140,373
e.l.f. Beauty, Inc.†#	933	182,896
		323,269
Energy: 1.15%
Energy equipment & services: 0.06%
Arabian Drilling Co.	2,856	129,455
China Oilfield Services Ltd. Class H	102,000	117,288
		246,743
Oil, gas & consumable fuels: 1.09%
ConocoPhillips#	9,837	1,252,053
Devon Energy Corp.#	18,103	908,408
Pembina Pipeline Corp.	25,731	908,198
Petroleo Brasileiro SA ADR	11,824	176,178
PTT Exploration & Production PCL	16,200	66,598
Shell PLC	21,006	695,959
		4,007,394
Financials: 5.61%
Banks: 1.69%
Akbank TAS	49,172	71,148
Al Rajhi Bank	6,101	135,180
Bank Mandiri Persero Tbk. PT	273,300	124,972
Bank Negara Indonesia Persero Tbk. PT	323,600	120,419
Bank of the Philippine Islands	49,429	103,843
Bank Polska Kasa Opieki SA	1,779	80,993
CaixaBank SA	137,883	668,356
China Construction Bank Corp. Class H	1,347,000	812,306
CIMB Group Holdings Bhd.	50,900	70,509
Citigroup, Inc.#	17,132	1,083,428
Credicorp Ltd.	461	78,107
Grupo Financiero Banorte SAB de CV Class O	6,500	69,153
ING Groep NV	44,574	733,160
KB Financial Group, Inc.	3,366	175,770
The accompanying notes are an integral part of these financial statements.
12 | Allspring Diversified Income Builder Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Banks(continued)
National Bank of Greece SA†	16,489	$129,078
Saudi Awwal Bank	15,513	171,654
Standard Bank Group Ltd.	7,810	76,385
U.S. Bancorp#	18,920	845,724
UniCredit SpA	17,898	679,203
		6,229,388
Capital markets: 2.03%
360 ONE WAM Ltd.	22,278	180,462
3i Group PLC	21,946	778,069
Ares Capital Corp.#	37,421	779,105
B3 SA - Brasil Bolsa Balcao	26,100	62,396
Banco BTG Pactual SA	18,704	135,859
Blackstone Secured Lending Fund#	32,220	1,003,653
Bolsa Mexicana de Valores SAB de CV	31,434	70,435
China International Capital Corp. Ltd. Class H144A	79,200	93,904
Intermediate Capital Group PLC	26,947	698,589
LPL Financial Holdings, Inc.#	2,867	757,461
Man Group PLC	222,189	749,885
Oaktree Specialty Lending Corp.#	46,338	911,005
S&P Global, Inc.#	1,005	427,577
Tradeweb Markets, Inc. Class A#	8,091	842,840
		7,491,240
Financial services: 1.02%
Block, Inc.†#	2,923	247,227
Corebridge Financial, Inc.#	29,144	837,307
LIC Housing Finance Ltd.	33,532	245,633
Mastercard, Inc. Class A#	2,834	1,364,769
Power Finance Corp. Ltd.	48,042	224,794
Visa, Inc. Class A#	2,995	835,845
		3,755,575
Insurance: 0.87%
AXA SA	17,117	642,917
BB Seguridade Participacoes SA	104,930	680,369
Cathay Financial Holding Co. Ltd.	58,000	87,444
DB Insurance Co. Ltd.	8,360	598,008
Kinsale Capital Group, Inc.#	123	64,543
Ping An Insurance Group Co. of China, Ltd. Class A	11,100	62,492
Sanlam Ltd.	17,087	62,601
Sompo Holdings, Inc.	48,600	1,014,507
		3,212,881
Health care: 2.66%
Biotechnology: 0.53%
Amgen, Inc.#	3,150	895,608
Argenx SE ADR†#	382	150,401
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 13

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Biotechnology(continued)
Gilead Sciences, Inc.#	9,015	$660,349
Vertex Pharmaceuticals, Inc.†#	604	252,478
		1,958,836
Health care equipment & supplies: 0.65%
Boston Scientific Corp.†#	6,875	470,869
DexCom, Inc.†#	994	137,868
Intuitive Surgical, Inc.†#	743	296,524
Penumbra, Inc.†#	2,418	539,649
Shockwave Medical, Inc.†#	2,522	821,239
Stryker Corp.#	309	110,582
TransMedics Group, Inc.†#	425	31,424
		2,408,155
Health care providers & services: 0.26%
Cencora, Inc.#	2,877	699,082
Sinopharm Group Co. Ltd. Class H	45,700	117,069
UnitedHealth Group, Inc.#	259	128,127
		944,278
Health care technology: 0.18%
Veeva Systems, Inc. Class A†#	2,855	661,475
Life sciences tools & services: 0.03%
Avantor, Inc.†#	3,606	92,205
Pharmaceuticals: 1.01%
China Medical System Holdings Ltd.	324,000	340,273
Eli Lilly & Co.#	1,841	1,432,224
GSK PLC	35,570	767,070
Novo Nordisk AS ADR#	1,813	232,789
Pfizer, Inc.#	26,661	739,843
Richter Gedeon Nyrt	2,413	61,215
Zhejiang NHU Co. Ltd. Class A	33,148	76,776
Zoetis, Inc.#	504	85,282
		3,735,472
Industrials: 3.36%
Aerospace & defense: 0.09%
Embraer SA ADR†	6,508	173,373
TransDigm Group, Inc.#	137	168,729
		342,102
Building products: 0.22%
Owens Corning#	4,802	800,974
Commercial services & supplies: 0.32%
Casella Waste Systems, Inc. Class A†#	3,695	365,325
Copart, Inc.†#	13,860	802,771
		1,168,096
The accompanying notes are an integral part of these financial statements.
14 | Allspring Diversified Income Builder Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Construction & engineering: 0.36%
China State Construction International Holdings Ltd.	96,100	$104,855
EMCOR Group, Inc.#	2,689	941,688
Quanta Services, Inc.#	1,092	283,702
		1,330,245
Electrical equipment: 0.86%
Emerson Electric Co.#	8,628	978,588
NEXTracker, Inc. Class A†#	4,123	232,001
nVent Electric PLC#	14,144	1,066,458
Signify NV144A	25,705	792,576
Vertiv Holdings Co.#	1,206	98,494
		3,168,117
Ground transportation: 0.24%
Uber Technologies, Inc.†#	10,810	832,262
United International Transportation Co.	3,038	70,067
		902,329
Industrial conglomerates: 0.53%
Bidvest Group Ltd.	8,785	112,484
Hitachi Ltd.	13,500	1,226,665
Siemens AG	3,166	604,431
		1,943,580
Machinery: 0.20%
Ashok Leyland Ltd.	69,375	142,447
Doosan Bobcat, Inc.	3,722	149,295
Fortive Corp.#	2,917	250,920
Weichai Power Co. Ltd. Class H	40,000	76,250
Yangzijiang Shipbuilding Holdings Ltd.	79,300	112,174
		731,086
Passenger airlines: 0.02%
Copa Holdings SA Class A	716	74,579
Professional services: 0.19%
Legalzoom.com, Inc.†#	15,591	207,984
Paycor HCM, Inc.†#	26,053	506,470
		714,454
Trading companies & distributors: 0.28%
BOC Aviation Ltd.144A	11,900	91,680
Ferguson PLC#	4,406	962,403
		1,054,083
Transportation infrastructure: 0.05%
Grupo Aeroportuario del Sureste SAB de CV ADR	274	87,318
Malaysia Airports Holdings Bhd.	41,900	87,711
		175,029
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 15

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Information technology: 10.24%
Communications equipment: 0.30%
Arista Networks, Inc.†#	3,790	$1,099,024
Electronic equipment, instruments & components: 0.09%
Chroma ATE, Inc.	16,000	126,236
E Ink Holdings, Inc.	14,000	99,302
Largan Precision Co. Ltd.	1,300	98,708
		324,246
IT services: 0.39%
Chinasoft International Ltd.	128,000	77,190
Infosys Ltd. ADR	17,983	322,435
MongoDB, Inc.†#	2,388	856,433
Wix.com Ltd.†#	1,489	204,708
		1,460,766
Semiconductors & semiconductor equipment: 3.88%
Advanced Micro Devices, Inc.†#	2,573	464,401
Allegro MicroSystems, Inc.†#	22,617	609,754
ASE Technology Holding Co. Ltd.	20,000	96,865
Astera Labs, Inc.†#	1,483	110,024
Broadcom, Inc.#	942	1,248,536
KLA Corp.#	1,318	920,715
Marvell Technology, Inc.#	4,000	283,520
MediaTek, Inc.	2,500	90,615
Microchip Technology, Inc.#	7,413	665,020
Monolithic Power Systems, Inc.#	1,067	722,807
NVIDIA Corp.#	7,094	6,409,855
Realtek Semiconductor Corp.	4,000	69,618
Taiwan Semiconductor Manufacturing Co. Ltd.	52,000	1,249,488
Taiwan Semiconductor Manufacturing Co. Ltd. ADR#	9,219	1,254,245
United Microelectronics Corp.	61,000	99,114
		14,294,577
Software: 3.73%
Clearwater Analytics Holdings, Inc. Class A†#	15,814	279,750
Crowdstrike Holdings, Inc. Class A†#	1,938	621,303
Datadog, Inc. Class A†#	3,488	431,117
DoubleVerify Holdings, Inc.†#	6,005	211,136
Dynatrace, Inc.†#	5,582	259,228
Fair Isaac Corp.†#	472	589,816
Informatica, Inc. Class A†#	2,186	76,510
Intuit, Inc.#	534	347,100
Manhattan Associates, Inc.†#	298	74,569
Microsoft Corp.#	20,141	8,473,721
Monday.com Ltd.†#	461	104,126
Open Text Corp.	18,646	723,512
Oracle Corp.#	1,996	250,718
Palo Alto Networks, Inc.†#	940	267,082
The accompanying notes are an integral part of these financial statements.
16 | Allspring Diversified Income Builder Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Software(continued)
Procore Technologies, Inc.†#	4,435	$364,424
Salesforce, Inc.#	567	170,769
ServiceNow, Inc.†#	447	340,793
Vertex Class A†#	4,986	158,355
		13,744,029
Technology hardware, storage & peripherals: 1.85%
Apple, Inc.#	26,096	4,474,942
Dell Technologies, Inc. Class C#	6,829	779,257
HP, Inc.#	25,522	771,275
Lenovo Group Ltd.	195,100	226,086
Quanta Computer, Inc.	12,700	111,113
Samsung Electronics Co. Ltd.	7,694	461,783
		6,824,456
Materials: 0.64%
Chemicals: 0.21%
Linde PLC#	1,679	779,593
Metals & mining: 0.43%
Alrosa PJSC (Acquired 5-6-2021, cost $65,232)♦†˃	42,660	0
Fortescue Ltd.	29,250	489,862
Reliance Steel & Aluminum Co.#	2,207	737,535
Southern Copper Corp.	1,628	173,415
Ternium SA ADR	2,380	99,056
Vale SA	7,000	84,900
		1,584,768
Real estate: 0.89%
Hotel & resort REITs: 0.17%
Host Hotels & Resorts, Inc.#	30,243	625,425
Office REITs : 0.07%
Embassy Office Parks REIT	54,293	240,607
Real estate management & development: 0.07%
China Resources Land Ltd.	49,650	157,002
Corp. Inmobiliaria Vesta SAB de CV ADR	2,300	90,252
		247,254
Retail REITs : 0.27%
Simon Property Group, Inc.#	6,368	996,528
Specialized REITs : 0.31%
Equinix, Inc.#	196	161,765
VICI Properties, Inc.#	33,451	996,505
		1,158,270
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 17

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Utilities: 0.44%
Electric utilities: 0.08%
Companhia Paranaense de Energia	33,100	$57,087
Power Grid Corp. of India Ltd.	71,687	238,004
		295,091
Gas utilities: 0.09%
ENN Energy Holdings Ltd.	11,000	84,746
GAIL India Ltd.	114,694	248,978
		333,724
Independent power and renewable electricity producers: 0.05%
NHPC Ltd.	180,603	194,240
Multi-utilities: 0.22%
Engie SA	48,766	815,999
Total common stocks (Cost $89,564,770)		127,031,347

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 39.63%
Basic materials: 0.12%
Chemicals: 0.12%
SCIH Salt Holdings, Inc.144A	6.63%	5-1-2029	$480,000	444,411
Communications: 4.35%
Advertising: 0.70%
Clear Channel Outdoor Holdings, Inc.144A	7.50	6-1-2029	670,000	554,118
Clear Channel Outdoor Holdings, Inc.144A	9.00	9-15-2028	580,000	604,137
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	510,000	457,383
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	5.00	8-15-2027	290,000	279,113
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	7.38	2-15-2031	650,000	680,826
				2,575,577
Internet: 0.71%
Arches Buyer, Inc.144A	4.25	6-1-2028	420,000	369,635
Arches Buyer, Inc.144A	6.13	12-1-2028	415,000	347,635
Cablevision Lightpath LLC144A	3.88	9-15-2027	550,000	493,838
Cablevision Lightpath LLC144A	5.63	9-15-2028	375,000	312,944
Match Group Holdings II LLC144A	5.63	2-15-2029	1,125,000	1,090,419
				2,614,471
Media: 2.85%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	2,775,000	2,094,720
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	1,700,000	1,424,680
CSC Holdings LLC144A	5.75	1-15-2030	930,000	492,317
CSC Holdings LLC144A	11.25	5-15-2028	615,000	609,430
CSC Holdings LLC144A	11.75	1-31-2029	555,000	555,866
Directv Financing LLC/Directv Financing Co-Obligor, Inc.144A	5.88	8-15-2027	380,000	359,494
DISH Network Corp.144A	11.75	11-15-2027	550,000	561,512
The accompanying notes are an integral part of these financial statements.
18 | Allspring Diversified Income Builder Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media(continued)
Nexstar Media, Inc.144A	5.63%	7-15-2027	$650,000	$623,558
Scripps Escrow II, Inc.144A	5.38	1-15-2031	585,000	359,931
Sirius XM Radio, Inc.144A	4.13	7-1-2030	2,100,000	1,835,753
Townsquare Media, Inc.144A	6.88	2-1-2026	1,620,000	1,579,500
				10,496,761
Telecommunications: 0.09%
CommScope, Inc.144A	6.00	3-1-2026	365,000	333,975
Consumer, cyclical: 6.51%
Airlines: 0.47%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.50	4-20-2026	243,750	242,090
Hawaiian Airlines Pass-Through Certificates Series 2013-1 Class A	3.90	1-15-2026	379,564	354,617
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.144A	5.75	1-20-2026	790,000	741,380
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.144A	8.00	9-20-2025	500,000	379,563
				1,717,650
Apparel: 0.60%
Crocs, Inc.144A	4.13	8-15-2031	385,000	333,576
Crocs, Inc.144A	4.25	3-15-2029	1,000,000	914,222
Hanesbrands, Inc.144A	4.88	5-15-2026	440,000	428,395
Tapestry, Inc.	7.85	11-27-2033	505,000	548,070
				2,224,263
Auto manufacturers: 0.16%
Ford Motor Co.	4.75	1-15-2043	720,000	597,873
Auto parts & equipment: 0.27%
Adient Global Holdings Ltd.144A	8.25	4-15-2031	405,000	427,371
American Axle & Manufacturing, Inc.	5.00	10-1-2029	635,000	571,923
				999,294
Distribution/wholesale: 0.22%
G-III Apparel Group Ltd.144A	7.88	8-15-2025	805,000	806,139
Entertainment: 1.23%
CCM Merger, Inc.144A	6.38	5-1-2026	2,015,000	2,013,131
Churchill Downs, Inc.144A	4.75	1-15-2028	570,000	542,620
Churchill Downs, Inc.144A	6.75	5-1-2031	185,000	186,033
Cinemark USA, Inc.144A	5.25	7-15-2028	540,000	511,193
Cinemark USA, Inc.144A	5.88	3-15-2026	200,000	197,462
Cinemark USA, Inc.144A	8.75	5-1-2025	561,000	562,402
Live Nation Entertainment, Inc.144A	5.63	3-15-2026	545,000	539,024
				4,551,865
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 19

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Home builders: 0.20%
Taylor Morrison Communities, Inc.144A	5.13%	8-1-2030	$225,000	$214,868
Tri Pointe Homes, Inc.	5.70	6-15-2028	530,000	521,854
				736,722
Housewares: 0.25%
Newell Brands, Inc.	5.70	4-1-2026	930,000	913,421
Leisure time: 0.76%
Carnival Holdings Bermuda Ltd.144A	10.38	5-1-2028	1,130,000	1,232,671
NCL Corp. Ltd.144A	5.88	3-15-2026	450,000	444,218
NCL Corp. Ltd.144A	5.88	2-15-2027	405,000	400,137
NCL Corp. Ltd.144A	7.75	2-15-2029	495,000	513,946
NCL Corp. Ltd.144A	8.13	1-15-2029	210,000	222,219
				2,813,191
Retail: 2.35%
Bath & Body Works, Inc.144A	6.63	10-1-2030	640,000	653,759
Dave & Buster’s, Inc.144A	7.63	11-1-2025	325,000	327,528
FirstCash, Inc.144A	4.63	9-1-2028	910,000	856,507
FirstCash, Inc.144A	6.88	3-1-2032	375,000	374,825
Gap, Inc.144A	3.88	10-1-2031	500,000	422,950
Kohl’s Corp.	4.63	5-1-2031	700,000	589,068
LSF9 Atlantis Holdings LLC/Victra Finance Corp.144A	7.75	2-15-2026	695,000	688,736
Macy’s Retail Holdings LLC144A	5.88	4-1-2029	515,000	505,224
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	940,000	911,129
Michaels Cos., Inc.144A	7.88	5-1-2029	530,000	397,624
NMG Holding Co., Inc./Neiman Marcus Group LLC144A	7.13	4-1-2026	735,000	719,763
PetSmart, Inc./PetSmart Finance Corp.144A	4.75	2-15-2028	270,000	252,786
PetSmart, Inc./PetSmart Finance Corp.144A	7.75	2-15-2029	930,000	905,394
Raising Cane’s Restaurants LLC144A	9.38	5-1-2029	640,000	691,674
Sally Holdings LLC/Sally Capital Inc	6.75	3-1-2032	350,000	347,264
				8,644,231
Consumer, non-cyclical: 5.93%
Commercial services: 2.70%
Allied Universal Holdco LLC144A	7.88	2-15-2031	300,000	303,839
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.00	6-1-2029	1,425,000	1,226,105
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.63	7-15-2026	247,000	246,838
CoreCivic, Inc.	8.25	4-15-2029	1,475,000	1,542,820
Grand Canyon University	5.13	10-1-2028	1,000,000	904,370
MPH Acquisition Holdings LLC144A	5.50	9-1-2028	180,000	153,069
MPH Acquisition Holdings LLC144A	5.75	11-1-2028	1,405,000	1,108,014
PECF USS Intermediate Holding III Corp.144A	8.00	11-15-2029	1,140,000	598,742
Prime Security Services Borrower LLC/Prime Finance, Inc.144A	6.25	1-15-2028	650,000	636,726
Sabre Global, Inc.144A	11.25	12-15-2027	1,350,000	1,266,986
Sotheby’s/Bidfair Holdings, Inc.144A	5.88	6-1-2029	740,000	621,979
Upbound Group, Inc.144A	6.38	2-15-2029	1,390,000	1,349,432
				9,958,920
The accompanying notes are an integral part of these financial statements.
20 | Allspring Diversified Income Builder Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Food: 0.40%
B&G Foods, Inc.144A	8.00%	9-15-2028	$1,390,000	$1,447,420
Healthcare-services: 2.66%
Catalent Pharma Solutions, Inc.144A	5.00	7-15-2027	920,000	905,942
CHS/Community Health Systems, Inc.144A	5.25	5-15-2030	750,000	611,559
CHS/Community Health Systems, Inc.144A	5.63	3-15-2027	475,000	437,190
CHS/Community Health Systems, Inc.144A	8.00	3-15-2026	225,000	224,546
Eastern Maine Healthcare Systems	5.02	7-1-2036	1,000,000	910,837
IQVIA, Inc.144A	6.50	5-15-2030	760,000	775,591
ModivCare Escrow Issuer, Inc.144A	5.00	10-1-2029	750,000	543,821
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	1,050,000	953,962
Select Medical Corp.144A	6.25	8-15-2026	750,000	751,392
Star Parent, Inc.144A	9.00	10-1-2030	930,000	984,225
Surgery Center Holdings, Inc.144A%%	7.25	4-15-2032	350,000	352,718
Tenet Healthcare Corp.144A	6.75	5-15-2031	1,490,000	1,517,163
Toledo Hospital	6.02	11-15-2048	1,000,000	840,000
				9,808,946
Pharmaceuticals: 0.17%
AdaptHealth LLC144A	5.13	3-1-2030	725,000	632,299
Energy: 7.44%
Energy-alternate sources: 0.83%
Enviva Partners LP/Enviva Partners Finance Corp.144A†	6.50	1-15-2026	2,460,000	1,070,100
TerraForm Power Operating LLC144A	5.00	1-31-2028	2,070,000	1,971,496
				3,041,596
Oil & gas: 1.71%
Aethon United BR LP/Aethon United Finance Corp.144A	8.25	2-15-2026	1,345,000	1,360,520
Crescent Energy Finance LLC144A	7.63	4-1-2032	10,000	10,077
Encino Acquisition Partners Holdings LLC144A	8.50	5-1-2028	1,225,000	1,238,316
Hilcorp Energy I LP/Hilcorp Finance Co.144A	5.75	2-1-2029	375,000	365,264
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	11-1-2028	1,470,000	1,468,395
Hilcorp Energy I LP/Hilcorp Finance Co.144A	8.38	11-1-2033	60,000	65,052
Nabors Industries Ltd.144A	7.50	1-15-2028	725,000	679,990
Nabors Industries, Inc.144A	7.38	5-15-2027	890,000	888,361
Nabors Industries, Inc.144A	9.13	1-31-2030	60,000	62,379
Talos Production, Inc.144A	9.00	2-1-2029	170,000	180,534
				6,318,888
Oil & gas services: 0.78%
Bristow Group, Inc.144A	6.88	3-1-2028	1,885,000	1,844,982
Oceaneering International, Inc.	6.00	2-1-2028	1,060,000	1,044,333
				2,889,315
Pipelines: 4.12%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	6.63	2-1-2032	1,380,000	1,386,025
Buckeye Partners LP144A	4.50	3-1-2028	475,000	451,259
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 21

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines(continued)
Buckeye Partners LP	5.85%	11-15-2043	$425,000	$362,091
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	5.50	6-15-2031	1,425,000	1,346,791
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	7.50	12-15-2033	540,000	555,777
DT Midstream, Inc.144A	4.13	6-15-2029	190,000	174,673
DT Midstream, Inc.144A	4.38	6-15-2031	950,000	860,343
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	435,000	456,259
EnLink Midstream LLC144A	6.50	9-1-2030	400,000	411,530
EnLink Midstream Partners LP	5.60	4-1-2044	1,045,000	930,415
Harvest Midstream I LP144A	7.50	9-1-2028	965,000	978,443
Hess Midstream Operations LP144A	5.50	10-15-2030	315,000	305,218
Kinetik Holdings LP144A	5.88	6-15-2030	975,000	953,673
Kinetik Holdings LP144A	6.63	12-15-2028	175,000	178,107
Prairie Acquiror LP144A	9.00	8-1-2029	690,000	710,314
Rockies Express Pipeline LLC144A	6.88	4-15-2040	855,000	839,090
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	1,115,000	1,059,176
Venture Global Calcasieu Pass LLC144A	6.25	1-15-2030	1,340,000	1,348,124
Venture Global LNG, Inc.144A	8.38	6-1-2031	1,200,000	1,237,523
Venture Global LNG, Inc.144A	9.88	2-1-2032	595,000	641,258
				15,186,089
Financial: 8.07%
Banks: 2.56%
Bank of America Corp. Series JJ (U.S. SOFR 3 Month+3.55%)ʊ±	5.13	6-20-2024	460,000	460,423
Bank of America Corp. Series RR (5 Year Treasury Constant Maturity+2.76%)ʊ±	4.38	1-27-2027	2,015,000	1,888,947
Citigroup, Inc. Series V (U.S. SOFR+3.23%)ʊ±	4.70	1-30-2025	1,000,000	975,492
Citigroup, Inc. Series X (5 Year Treasury Constant Maturity+3.42%)ʊ±	3.88	2-18-2026	815,000	769,175
Citizens Financial Group, Inc. Series F (5 Year Treasury Constant Maturity+5.31%)ʊ±	5.65	10-6-2025	2,000,000	1,954,182
Fifth Third Bancorp Series L (5 Year Treasury Constant Maturity+4.22%)ʊ±	4.50	9-30-2025	2,000,000	1,926,371
JPMorgan Chase & Co. Series HH (U.S. SOFR 3 Month+3.13%)ʊ±	4.60	2-1-2025	1,465,000	1,440,262
				9,414,852
Diversified financial services: 2.61%
Aircastle Ltd. Series A (5 Year Treasury Constant Maturity+4.41%)144Aʊ±	5.25	6-15-2026	840,000	800,120
Enact Holdings, Inc.144A	6.50	8-15-2025	1,295,000	1,294,741
Encore Capital Group, Inc.144A	9.25	4-1-2029	430,000	440,482
Jefferies Finance LLC144A	5.00	8-15-2028	485,000	446,000
Nationstar Mortgage Holdings, Inc.144A	5.00	2-1-2026	855,000	836,707
Nationstar Mortgage Holdings, Inc.144A	7.13	2-1-2032	610,000	605,823
Navient Corp.	5.00	3-15-2027	495,000	474,231
Navient Corp.	11.50	3-15-2031	60,000	66,776
The accompanying notes are an integral part of these financial statements.
22 | Allspring Diversified Income Builder Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services(continued)
OneMain Finance Corp.	7.13%	3-15-2026	$720,000	$733,065
Oppenheimer Holdings, Inc.	5.50	10-1-2025	1,215,000	1,193,737
PRA Group, Inc.144A	5.00	10-1-2029	1,630,000	1,373,573
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.144A	4.00	10-15-2033	615,000	520,961
United Wholesale Mortgage LLC144A	5.50	11-15-2025	360,000	356,755
United Wholesale Mortgage LLC144A	5.50	4-15-2029	515,000	487,086
				9,630,057
Insurance: 1.22%
AmWINS Group, Inc.144A	4.88	6-30-2029	910,000	849,378
AmWINS Group, Inc.144A	6.38	2-15-2029	445,000	447,402
AssuredPartners, Inc.144A	5.63	1-15-2029	1,150,000	1,059,472
BroadStreet Partners, Inc.144A	5.88	4-15-2029	765,000	708,057
HUB International Ltd.144A	5.63	12-1-2029	365,000	342,234
HUB International Ltd.144A	7.25	6-15-2030	125,000	128,462
HUB International Ltd.144A	7.38	1-31-2032	840,000	845,657
Panther Escrow Issuer LLC144A%%	7.13	6-1-2031	120,000	122,005
				4,502,667
Private equity: 0.09%
HAT Holdings I LLC/HAT Holdings II LLC144A	6.00	4-15-2025	345,000	343,603
REITS: 1.59%
Iron Mountain, Inc.144A	4.50	2-15-2031	670,000	604,499
Iron Mountain, Inc.144A	5.25	7-15-2030	1,615,000	1,527,754
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	5.25	10-1-2025	800,000	785,769
Service Properties Trust	4.75	10-1-2026	615,000	573,227
Service Properties Trust144A	8.63	11-15-2031	1,035,000	1,103,762
Starwood Property Trust, Inc.144A	4.38	1-15-2027	930,000	874,805
Starwood Property Trust, Inc.	4.75	3-15-2025	400,000	393,021
				5,862,837
Industrial: 3.69%
Aerospace/defense: 0.46%
Spirit AeroSystems, Inc.144A	9.38	11-30-2029	230,000	250,881
TransDigm, Inc.144A	6.63	3-1-2032	650,000	656,689
TransDigm, Inc.	7.50	3-15-2027	800,000	800,660
				1,708,230
Building materials: 0.70%
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	1,580,000	1,623,061
Emerald Debt Merger Sub LLC144A	6.63	12-15-2030	935,000	943,970
				2,567,031
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 23

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Hand/machine tools: 0.53%
Werner FinCo LP/Werner FinCo, Inc.144A	11.50%	6-15-2028	$775,000	$846,188
Werner FinCo LP/Werner FinCo, Inc. (PIK at 5.75%)144A¥	14.50	10-15-2028	1,215,613	1,127,481
				1,973,669
Machinery-diversified: 0.56%
Chart Industries, Inc.144A	7.50	1-1-2030	390,000	404,994
Chart Industries, Inc.144A	9.50	1-1-2031	315,000	343,028
TK Elevator U.S. Newco, Inc.144A	5.25	7-15-2027	1,365,000	1,318,712
				2,066,734
Packaging & containers: 0.99%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	600,000	582,461
Berry Global, Inc.144A	5.63	7-15-2027	1,205,000	1,190,131
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	780,000	766,381
Mauser Packaging Solutions Holding Co.144A	7.88	8-15-2026	300,000	305,625
Owens-Brockway Glass Container, Inc.144A	7.25	5-15-2031	550,000	560,176
Sealed Air Corp./Sealed Air Corp. U.S.144A	7.25	2-15-2031	225,000	233,929
				3,638,703
Trucking & leasing: 0.45%
Fortress Transportation & Infrastructure Investors LLC144A	5.50	5-1-2028	560,000	542,594
Fortress Transportation & Infrastructure Investors LLC144A	6.50	10-1-2025	1,107,000	1,105,342
				1,647,936
Technology: 1.14%
Computers: 0.37%
McAfee Corp.144A	7.38	2-15-2030	390,000	357,648
Seagate HDD Cayman144A	8.25	12-15-2029	125,000	134,308
Seagate HDD Cayman144A	8.50	7-15-2031	805,000	869,934
				1,361,890
Software: 0.77%
AthenaHealth Group, Inc.144A	6.50	2-15-2030	570,000	521,333
Cloud Software Group, Inc.144A	6.50	3-31-2029	635,000	602,591
Cloud Software Group, Inc.144A	9.00	9-30-2029	1,165,000	1,117,371
SS&C Technologies, Inc.144A	5.50	9-30-2027	600,000	586,654
				2,827,949
Utilities: 2.38%
Electric: 2.38%
Edison International (5 Year Treasury Constant Maturity+3.86%)±	8.13	6-15-2053	475,000	491,242
NextEra Energy Operating Partners LP144A	4.50	9-15-2027	495,000	463,302
NextEra Energy Operating Partners LP144A	7.25	1-15-2029	515,000	526,929
NSG Holdings LLC/NSG Holdings, Inc.144A	7.75	12-15-2025	209,041	206,951
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028	2,425,000	2,260,452
The accompanying notes are an integral part of these financial statements.
24 | Allspring Diversified Income Builder Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Electric(continued)
PG&E Corp.	5.25%	7-1-2030		$1,950,000	$1,852,957
Sempra (5 Year Treasury Constant Maturity+2.87%)±	4.13	4-1-2052		825,000	761,101
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%)144Aʊ±	7.00	12-15-2026		1,155,000	1,143,618
Vistra Corp. Series C (5 Year Treasury Constant Maturity+5.05%)144Aʊ±	8.88	1-15-2029		420,000	433,184
Vistra Operations Co. LLC144A	7.75	10-15-2031		620,000	649,314
					8,789,050
Total corporate bonds and notes (Cost $150,107,244)					146,088,525
Foreign corporate bonds and notes: 3.91%
Financial: 3.91%
Banks: 3.91%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75	9-22-2027	EUR	3,000,000	3,038,311
AIB Group PLC (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+6.63%)ʊ±	6.25	6-23-2025	EUR	2,000,000	2,144,214
Banco Santander SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+4.53%)ʊ±	4.38	1-14-2026	EUR	3,000,000	3,029,501
CaixaBank SA (EURIBOR ICE Swap Rate 11:00am+5.14%)ʊ±	8.25	3-13-2029	EUR	1,400,000	1,604,155
Commerzbank AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+6.36%)ʊ±	6.13	10-9-2025	EUR	2,600,000	2,766,441
Credit Agricole SA (EURIBOR ICE Swap Rate 11:00am+4.44%)ʊ±	7.25	9-23-2028	EUR	1,600,000	1,817,750
					14,400,372
Total foreign corporate bonds and notes (Cost $15,741,669)					14,400,372
Loans: 2.61%
Communications: 0.11%
Media: 0.11%
DirecTV Financing LLC (U.S. SOFR 1 Month+5.00%)±	10.44	8-2-2027		$203,908	203,993
Hubbard Radio LLC (U.S. SOFR 1 Month+4.25%)±	9.58	3-28-2025		325,641	209,224
					413,217
Consumer, cyclical: 0.64%
Airlines: 0.44%
Mileage Plus Holdings LLC (U.S. SOFR 3 Month+5.25%)±	10.73	6-21-2027		991,250	1,019,520
SkyMiles IP Ltd. (U.S. SOFR 3 Month+3.75%)±	9.07	10-20-2027		561,118	578,188
					1,597,708
Auto parts & equipment: 0.07%
First Brands Group LLC (U.S. SOFR 3 Month+5.00%)±	10.57	3-30-2027		255,000	255,128
Leisure time: 0.02%
Carnival Corp. (U.S. SOFR 1 Month+3.00%)±	8.32	8-8-2027		84,363	84,416
Retail: 0.11%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	8.82	3-3-2028		450,000	415,462
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 25

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, non-cyclical: 0.82%
Commercial services: 0.82%
Geo Group, Inc. (U.S. SOFR 1 Month+6.88%)±	12.21%	3-23-2027	$2,593,446	$2,662,821
MPH Acquisition Holdings LLC (U.S. SOFR 3 Month+4.25%)±	9.85	9-1-2028	198,521	191,490
PECF USS Intermediate Holding III Corp. (U.S. SOFR 3 Month+4.25%)±	9.82	12-15-2028	238,273	180,701
				3,035,012
Energy: 0.40%
Energy-alternate sources: 0.08%
Enviva, Inc. (U.S. SOFR 3 Month+8.00%)‡±	13.33	12-13-2024	250,348	292,907
Pipelines: 0.32%
GIP III Stetson I LP (U.S. SOFR 1 Month+4.25%)±	9.68	10-31-2028	891,302	893,753
Prairie ECI Acquiror LP (U.S. SOFR 1 Month+4.75%)±	10.08	8-1-2029	270,000	268,796
				1,162,549
Financial: 0.64%
Diversified financial services: 0.11%
Resolute Investment Managers, Inc. (U.S. SOFR 3 Month+4.25%)‡±	9.57	4-30-2024	636,344	404,079
Insurance: 0.53%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	8.69	12-23-2026	1,580,807	1,546,361
Asurion LLC (U.S. SOFR 1 Month+5.25%)±	10.69	1-31-2028	440,000	394,900
				1,941,261
Total loans (Cost $9,684,374)				9,601,739
Municipal obligations: 3.24%
California: 0.58%
Education revenue: 0.37%
California PFA EEC, Inc. Series B144A	5.00	6-15-2031	1,115,000	1,043,803
California School Finance Authority Fenton Charter Public Schools Series B144A	4.25	7-1-2025	325,000	323,928
				1,367,731
Tobacco revenue: 0.21%
Golden State Tobacco Securitization Corp. Series A-1	4.21	6-1-2050	1,000,000	759,370
				2,127,101
Colorado: 0.12%
Health revenue: 0.12%
Denver Health & Hospital Authority Series B	5.15	12-1-2026	445,000	439,614
Florida: 0.48%
Education revenue: 0.18%
Florida Higher Educational Facilities Financial Authority Jacksonville University Series A-2144A	5.43	6-1-2027	650,000	646,489
The accompanying notes are an integral part of these financial statements.
26 | Allspring Diversified Income Builder Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.30%
Charlotte County IDA MSKP Town & Country Utility LLC Series B144A	5.00%	10-1-2036	$1,250,000	$1,123,480
				1,769,969
Georgia: 0.05%
Health revenue: 0.05%
Development Authority of Cobb County Presbyterian Village Austell, Inc. Series B144A	5.75	12-1-2028	200,000	193,918
Guam: 0.15%
Airport revenue: 0.15%
Antonio B Won Pat International Airport Authority Series A	4.46	10-1-2043	675,000	544,532
Illinois: 0.34%
GO revenue: 0.34%
Chicago Board of Education Series E	6.04	12-1-2029	1,255,000	1,235,727
Indiana: 0.13%
Health revenue: 0.13%
County of Knox Good Samaritan Hospital Obligated Group Series B	5.90	4-1-2034	480,000	464,851
Iowa: 0.31%
Housing revenue: 0.31%
City of Coralville Series C	5.00	5-1-2030	1,200,000	1,156,685
Louisiana: 0.16%
Health revenue: 0.16%
Louisiana Local Government Environmental Facilities & CDA Glen Retirement System Obligated Group Series B	5.75	1-1-2029	630,000	602,140
New Jersey: 0.25%
Education revenue: 0.25%
New Jersey Educational Facilities Authority Georgian Court University A New Jersey Non Profit Corp. Series H	4.25	7-1-2028	1,000,000	929,152
New York: 0.17%
Education revenue: 0.07%
Yonkers Economic Development Corp. Charter School of Educational Excellence Series B	4.50	10-15-2024	275,000	271,969
Health revenue: 0.05%
Jefferson County Civic Facility Development Corp. Samaritan Medical Center Obligated Group Series B	4.25	11-1-2028	180,000	169,913
Utilities revenue: 0.05%
New York State Energy Research & Development Authority Series A	4.81	4-1-2034	195,000	189,994
				631,876
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 27

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oklahoma: 0.12%
Health revenue: 0.12%
Oklahoma Development Finance Authority OU Medicine Obligated Group Series C	5.45%	8-15-2028	$500,000	$452,785
Texas: 0.16%
Industrial development revenue: 0.16%
Port of Beaumont IDA Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series B144A	4.10	1-1-2028	700,000	599,806
Wisconsin: 0.22%
Education revenue: 0.22%
PFA Burrell College of Osteopathic Medicine LLC144A	5.13	6-1-2028	830,000	811,990
Total municipal obligations (Cost $12,825,504)				11,960,146

	Dividend rate	Shares
Preferred stocks: 0.35%
Energy: 0.16%
Oil, gas & consumable fuels: 0.16%
Petroleo Brasileiro SA	0.14	78,047	581,376
Financials: 0.04%
Banks: 0.04%
Itau Unibanco Holding SA	0.04	18,100	125,012
Information technology: 0.13%
Technology hardware, storage & peripherals: 0.13%
Samsung Electronics Co. Ltd.	0.27	9,695	483,940
Materials: 0.02%
Chemicals: 0.02%
LG Chem Ltd.	2.63	369	82,228
Total preferred stocks (Cost $1,252,302)			1,272,556

	Interest rate		Principal
Yankee corporate bonds and notes: 11.09%
Basic materials: 0.14%
Chemicals: 0.14%
Braskem Netherlands Finance BV144A	4.50	1-31-2030	$610,000	524,523
Communications: 0.17%
Telecommunications: 0.17%
Altice France SA144A	8.13	2-1-2027	795,000	621,418
The accompanying notes are an integral part of these financial statements.
28 | Allspring Diversified Income Builder Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, cyclical: 2.37%
Airlines: 0.59%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50%	7-15-2026	$1,355,000	$1,476,950
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	9.50	6-1-2028	820,000	697,257
				2,174,207
Auto manufacturers: 0.10%
Aston Martin Capital Holdings Ltd.144A	10.00	3-31-2029	360,000	366,541
Entertainment: 0.20%
Banijay Entertainment SASU144A	8.13	5-1-2029	725,000	747,758
Leisure time: 1.48%
Carnival Corp.144A	6.00	5-1-2029	1,200,000	1,184,052
Carnival Corp.144A	7.00	8-15-2029	245,000	255,531
Carnival Corp.144A	7.63	3-1-2026	340,000	343,998
Royal Caribbean Cruises Ltd.144A	5.38	7-15-2027	160,000	157,744
Royal Caribbean Cruises Ltd.144A	5.50	4-1-2028	1,525,000	1,507,316
Royal Caribbean Cruises Ltd.144A	6.25	3-15-2032	1,350,000	1,360,746
Royal Caribbean Cruises Ltd.144A	9.25	1-15-2029	585,000	627,450
				5,436,837
Consumer, non-cyclical: 0.18%
Pharmaceuticals: 0.18%
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	600,000	658,079
Energy: 0.82%
Oil & gas: 0.23%
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	820,000	851,608
Pipelines: 0.59%
Enbridge, Inc. (5 Year Treasury Constant Maturity+4.42%)±	7.63	1-15-2083	725,000	744,033
Northriver Midstream Finance LP144A	5.63	2-15-2026	1,430,000	1,417,770
				2,161,803
Financial: 6.29%
Banks: 5.69%
BBVA Bancomer SA (5 Year Treasury Constant Maturity+4.21%)144A±	8.13	1-8-2039	260,000	269,378
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	200,000	204,126
Danske Bank AS (7 Year Treasury Constant Maturity+4.13%)ʊ±	7.00	6-26-2025	2,300,000	2,279,875
HSBC Holdings PLC (USD ICE Swap Rate 11:00am NY 5 Year+3.75%)ʊ±	6.00	5-22-2027	475,000	457,220
HSBC Holdings PLC (USD ICE Swap Rate 11:00am NY 5 Year+4.37%)ʊ±	6.38	3-30-2025	2,000,000	1,985,842
ING Groep NV (USD ICE Swap Rate 11:00am NY 5 Year+4.20%)ʊ±	6.75	4-16-2024	3,800,000	3,800,000
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 29

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Intesa Sanpaolo SpA (USD Swap Semi Annual (vs. 3Month LIBOR) 5 Year+5.46%)144Aʊ±	7.70%	9-17-2025	$710,000	$707,145
Lloyds Banking Group PLC (USD Swap Semi Annual (vs. 3Month LIBOR) 5 Year+4.76%)ʊ±	7.50	6-27-2024	3,665,000	3,642,965
NatWest Group PLC (5 Year Treasury Constant Maturity+3.10%)ʊ±	4.60	6-28-2031	1,500,000	1,166,665
Skandinaviska Enskilda Banken AB (5 Year Treasury Constant Maturity+3.46%)ʊ±	5.13	5-13-2025	2,000,000	1,950,000
Societe Generale SA (USD ICE Swap Rate 11:00am NY 5 Year+5.87%)144Aʊ±	8.00	9-29-2025	3,535,000	3,551,378
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	790,000	725,392
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+4.16%)144Aʊ±	7.75	4-12-2031	245,000	251,975
				20,991,961
Diversified financial services: 0.60%
Castlelake Aviation Finance DAC144A	5.00	4-15-2027	970,000	934,255
Macquarie Airfinance Holdings Ltd.144A	6.50	3-26-2031	210,000	213,745
Macquarie Airfinance Holdings Ltd.144A	8.38	5-1-2028	1,000,000	1,059,966
				2,207,966
Industrial: 0.57%
Aerospace/defense: 0.18%
Bombardier, Inc.144A	8.75	11-15-2030	625,000	667,360
Electronics: 0.27%
Sensata Technologies BV144A	4.00	4-15-2029	475,000	433,716
Sensata Technologies BV144A	5.88	9-1-2030	580,000	567,444
				1,001,160
Machinery-diversified: 0.12%
TK Elevator Holdco GmbH144A	7.63	7-15-2028	445,000	436,292
Utilities: 0.55%
Electric: 0.55%
Drax Finco PLC144A	6.63	11-1-2025	1,165,000	1,153,350
Emera, Inc. Series 16-A (3 Month LIBOR+5.44%)±	6.75	6-15-2076	895,000	883,924
				2,037,274
Total yankee corporate bonds and notes (Cost $40,243,752)				40,884,787
The accompanying notes are an integral part of these financial statements.
30 | Allspring Diversified Income Builder Fund

Portfolio of investments—March 31, 2024 (unaudited)

		Yield	Shares	Value
Short-term investments: 3.52%
Investment companies: 3.52%
Allspring Government Money Market Fund Select Class♠∞##		5.25%	12,958,506	$12,958,506
Total short-term investments (Cost $12,958,506)				12,958,506
Total investments in securities (Cost $332,378,121)	98.81%			364,197,978
Other assets and liabilities, net	1.19			4,396,977
Total net assets	100.00%			$368,594,955

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $0 (original aggregate cost of $65,232), representing 0.00% of its net assets as of period end.

%%	The security is purchased on a when-issued basis.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities and unfunded loans.

Abbreviations:
ADR	American depositary receipt
CDA	Community Development Authority
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GO	General obligation
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
PFA	Public Finance Authority
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$11,367,286	$48,894,366	$(47,303,146)	$0	$0	$12,958,506	12,958,506	$312,681
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	14,031,410	EUR	12,785,000	Citibank N.A.	4-2-2024	$237,265	$0
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 31

Portfolio of investments—March 31, 2024 (unaudited)

Forward foreign currency contracts (continued)
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
EUR	12,785,000	USD	13,889,368	Citibank N.A.	4-2-2024	$0	$(95,224)
USD	13,933,157	EUR	12,785,000	Citibank N.A.	6-28-2024	90,505	0
USD	804,020	EUR	735,000	Citibank N.A.	6-28-2024	8,217	0
						$335,987	$(95,224)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	40	6-18-2024	$4,409,529	$4,431,875	$22,346	$0
Written options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call
iShares MSCI EAFE ETF	Morgan Stanley Co.	(293)	$(2,431,900)	$83.00	4-5-2024	$(14)
iShares MSCI EAFE ETF	Morgan Stanley Co.	(83)	(684,750)	82.50	4-12-2024	(232)
iShares MSCI EAFE ETF	Morgan Stanley Co.	(496)	(4,166,400)	84.00	4-19-2024	(518)
iShares MSCI EAFE ETF	Morgan Stanley Co.	(608)	(5,016,000)	82.50	4-26-2024	(9,728)
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(1,047)	(4,554,450)	43.50	4-5-2024	(1)
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(1,806)	(7,856,100)	43.50	4-12-2024	(223)
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(867)	(3,728,100)	43.00	4-19-2024	(3,901)
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(880)	(3,784,000)	43.00	4-26-2024	(7,040)
Nasdaq 100 Stock Index	Morgan Stanley Co.	(2)	(3,865,000)	19,325.00	4-5-2024	(130)
Nasdaq 100 Stock Index	Morgan Stanley Co.	(4)	(7,810,000)	19,525.00	4-5-2024	(180)
Nasdaq 100 Stock Index	Morgan Stanley Co.	(5)	(9,950,000)	19,900.00	4-12-2024	(350)
Nasdaq 100 Stock Index	Morgan Stanley Co.	(5)	(10,000,000)	20,000.00	4-19-2024	(688)
Nasdaq 100 Stock Index	Morgan Stanley Co.	(7)	(14,000,000)	20,000.00	4-26-2024	(3,430)
Russell 2000 Index	Morgan Stanley Co.	(13)	(2,957,500)	2,275.00	4-5-2024	(260)
Russell 2000 Index	Morgan Stanley Co.	(1)	(218,500)	2,185.00	4-12-2024	(1,030)
Russell 2000 Index	Morgan Stanley Co.	(7)	(1,589,000)	2,270.00	4-12-2024	(998)
Russell 2000 Index	Morgan Stanley Co.	(5)	(1,160,000)	2,320.00	4-12-2024	(313)
Russell 2000 Index	Morgan Stanley Co.	(19)	(4,180,000)	2,200.00	4-19-2024	(22,420)
Russell 2000 Index	Morgan Stanley Co.	(10)	(2,255,000)	2,255.00	4-26-2024	(7,250)
Russell 2000 Index	Morgan Stanley Co.	(10)	(2,410,000)	2,410.00	4-26-2024	(800)
S&P 500 Index	Morgan Stanley Co.	(20)	(11,100,000)	5,550.00	4-5-2024	(150)
S&P 500 Index	Morgan Stanley Co.	(20)	(11,000,000)	5,500.00	4-12-2024	(750)
S&P 500 Index	Morgan Stanley Co.	(19)	(10,545,000)	5,550.00	4-19-2024	(1,235)
S&P 500 Index	Morgan Stanley Co.	(12)	(6,690,000)	5,575.00	4-26-2024	(1,710)
						$(63,351)
The accompanying notes are an integral part of these financial statements.
32 | Allspring Diversified Income Builder Fund

Statement of assets and liabilities—March 31, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $319,419,615)	$351,239,472
Investments in affiliated securities, at value (cost $12,958,506)	12,958,506
Cash	199,082
Cash at broker segregated for futures contracts	193,000
Foreign currency, at value (cost $40,249)	40,181
Receivable for dividends and interest	4,335,950
Receivable for investments sold	1,055,509
Receivable for Fund shares sold	508,014
Unrealized gains on forward foreign currency contracts	335,987
Prepaid expenses and other assets	138,356
Total assets	371,004,057
Liabilities
Payable for investments purchased	1,101,817
Payable for when-issued transactions	470,550
Payable for Fund shares redeemed	147,024
Custody and accounting fees payable	126,167
Management fee payable	103,093
Unrealized losses on forward foreign currency contracts	95,224
Contingent tax liability	70,776
Written options, at value (premiums received $97,683)	63,351
Administration fees payable	47,488
Distribution fee payable	32,603
Cash due to broker	6,963
Payable for dividends on securities sold short	6,515
Trustees’ fees and expenses payable	2,791
Payable for daily variation margin on open futures contracts	2,022
Accrued expenses and other liabilities	132,718
Total liabilities	2,409,102
Total net assets	$368,594,955
Net assets consist of
Paid-in capital	$397,269,401
Total distributable loss	(28,674,446)
Total net assets	$368,594,955
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 33

Statement of assets and liabilities—March 31, 2024 (unaudited)
Statement of assets and liabilities
Computation of net asset value and offering price per share
Net assets–Class A	$143,999,041
Shares outstanding–Class A1	24,164,707
Net asset value per share–Class A	$5.96
Maximum offering price per share – Class A2	$6.32
Net assets–Class C	$50,937,612
Shares outstanding–Class C1	8,517,323
Net asset value per share–Class C	$5.98
Net assets–Class R6	$53,411,805
Shares outstanding–Class R6[1]	9,228,839
Net asset value per share–Class R6	$5.79
Net assets–Administrator Class	$1,845,867
Shares outstanding–Administrator Class[1]	318,870
Net asset value per share–Administrator Class	$5.79
Net assets–Institutional Class	$118,400,630
Shares outstanding–Institutional Class[1]	20,479,810
Net asset value per share–Institutional Class	$5.78
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
34 | Allspring Diversified Income Builder Fund

Statement of operations—six months ended March 31, 2024 (unaudited)
Statement of operations
Investment income
Interest	$7,939,253
Dividends (net of foreign withholdings taxes of $68,559)	1,087,933
Income from affiliated securities	312,681
Total investment income	9,339,867
Expenses
Management fee	973,529
Administration fees
Class A	138,637
Class C	52,667
Class R6	7,335
Administrator Class	1,192
Institutional Class	72,784
Shareholder servicing fees
Class A	173,011
Class C	65,716
Administrator Class	2,261
Distribution fee
Class C	197,147
Custody and accounting fees	25,995
Professional fees	38,713
Registration fees	40,117
Shareholder report expenses	24,013
Trustees’ fees and expenses	11,913
Dividends on securities sold short	6,515
Other fees and expenses	5,301
Total expenses	1,836,846
Less: Fee waivers and/or expense reimbursements
Fund-level	(428,474)
Net expenses	1,408,372
Net investment income	7,931,495
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 35

Statement of operations—six months ended March 31, 2024 (unaudited)
Statement of operations
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	$(1,216,199)
Foreign currency and foreign currency translations	3,566
Forward foreign currency contracts	(303,799)
Futures contracts	144,940
Swap contracts	18,397
Written options	(413,005)
Net realized losses on investments	(1,766,100)
Net change in unrealized gains (losses) on
Unaffiliated securities (net of deferred foreign capital gains tax of $70,775)	37,937,763
Foreign currency and foreign currency translations	5,052
Forward foreign currency contracts	143,090
Futures contracts	88,266
Swap contracts	4,190
Written options	(32,710)
Net change in unrealized gains (losses) on investments	38,145,651
Net realized and unrealized gains (losses) on investments	36,379,551
Net increase in net assets resulting from operations	$44,311,046
The accompanying notes are an integral part of these financial statements.
36 | Allspring Diversified Income Builder Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended March 31, 2024 (unaudited)		Year ended September 30, 2023
Operations
Net investment income		$7,931,495		$17,845,850
Net realized losses on investments		(1,766,100)		(35,210,291)
Net change in unrealized gains (losses) on investments		38,145,651		56,943,012
Net increase in net assets resulting from operations		44,311,046		39,578,571
Distributions to shareholders from
Net investment income and net realized gains
Class A		(3,436,248)		(7,007,755)
Class C		(1,092,669)		(2,418,524)
Class R6		(1,357,671)		(2,692,147)
Administrator Class		(47,264)		(185,819)
Institutional Class		(3,047,389)		(6,329,195)
Total distributions to shareholders		(8,981,241)		(18,633,440)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,071,910	6,138,243	1,621,519	8,774,775
Class C	194,176	1,112,220	576,307	3,104,301
Class R6	930,488	5,252,647	184,462	958,209
Administrator Class	6,995	39,026	55,327	291,812
Institutional Class	2,930,107	16,049,650	4,051,329	21,512,127
		28,591,786		34,641,224
Reinvestment of distributions
Class A	556,572	3,144,772	1,185,752	6,408,586
Class C	186,644	1,056,208	430,383	2,333,739
Class R6	243,650	1,338,591	511,693	2,689,696
Administrator Class	8,553	46,927	35,174	184,487
Institutional Class	502,385	2,753,749	1,064,656	5,592,932
		8,340,247		17,209,440
Payment for shares redeemed
Class A	(2,988,336)	(16,835,929)	(7,738,824)	(41,838,907)
Class C	(1,912,015)	(10,894,520)	(4,271,012)	(23,166,340)
Class R6	(1,019,209)	(5,602,426)	(1,838,741)	(9,712,477)
Administrator Class	(52,655)	(289,723)	(678,478)	(3,616,675)
Institutional Class	(4,406,412)	(23,820,671)	(13,379,397)	(70,107,303)
		(57,443,269)		(148,441,702)
Net decrease in net assets resulting from capital share transactions		(20,511,236)		(96,591,038)
Total increase (decrease) in net assets		14,818,569		(75,645,907)
Net assets
Beginning of period		353,776,386		429,422,293
End of period		$368,594,955		$353,776,386
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 37

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2024 (unaudited)	Year ended September 30
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$5.39	$5.14	$6.42	$5.95	$6.06	$6.33
Net investment income	0.12 [1]	0.25 [1]	0.21 [1]	0.19 [1]	0.21	0.22
Net realized and unrealized gains (losses) on investments	0.59	0.26	(1.27)	0.49	(0.12)	0.02
Total from investment operations	0.71	0.51	(1.06)	0.68	0.09	0.24
Distributions to shareholders from
Net investment income	(0.14)	(0.26)	(0.22)	(0.21)	(0.20)	(0.23)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.28)
Total distributions to shareholders	(0.14)	(0.26)	(0.22)	(0.21)	(0.20)	(0.51)
Net asset value, end of period	$5.96	$5.39	$5.14	$6.42	$5.95	$6.06
Total return[2]	13.33%	9.95%	(16.86)%	11.58%	1.59%	4.51%
Ratios to average net assets (annualized)
Gross expenses	1.09%*	1.18%	1.13%	1.08%	1.07%	1.05%
Net expenses	0.84%*	0.84%	0.85%	0.85%	0.85%	0.85%
Net investment income	4.43%*	4.56%	3.38%	3.07%	3.50%	3.75%
Supplemental data
Portfolio turnover rate	23%	45%	86%	87%	39%	43%
Net assets, end of period (000s omitted)	$143,999	$137,643	$156,487	$218,615	$213,551	$251,673

*	Ratios include dividends on securities sold short in the amount of 0.00%.
[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
38 | Allspring Diversified Income Builder Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2024 (unaudited)	Year ended September 30
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$5.41	$5.15	$6.44	$5.97	$6.07	$6.34
Net investment income	0.10 [1]	0.21 [1]	0.17	0.15	0.17	0.18
Net realized and unrealized gains (losses) on investments	0.59	0.26	(1.28)	0.48	(0.11)	0.02
Total from investment operations	0.69	0.47	(1.11)	0.63	0.06	0.20
Distributions to shareholders from
Net investment income	(0.12)	(0.21)	(0.18)	(0.16)	(0.16)	(0.19)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.28)
Total distributions to shareholders	(0.12)	(0.21)	(0.18)	(0.16)	(0.16)	(0.47)
Net asset value, end of period	$5.98	$5.41	$5.15	$6.44	$5.97	$6.07
Total return[2]	12.85%	9.28%	(17.61)%	10.70%	0.98%	3.71%
Ratios to average net assets (annualized)
Gross expenses	1.83%*	1.93%	1.87%	1.83%	1.82%	1.80%
Net expenses	1.59%*	1.60%	1.60%	1.60%	1.60%	1.60%
Net investment income	3.67%*	3.80%	2.61%	2.31%	2.75%	2.99%
Supplemental data
Portfolio turnover rate	23%	45%	86%	87%	39%	43%
Net assets, end of period (000s omitted)	$50,938	$54,373	$68,612	$103,956	$115,929	$140,722

*	Ratios include dividends on securities sold short in the amount of 0.00%.
[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 39

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2024 (unaudited)	Year ended September 30
Class R6		2023	2022	2021	2020	2019
Net asset value, beginning of period	$5.24	$5.00	$6.26	$5.81	$5.91	$6.18
Net investment income	0.13 [1]	0.26 [1]	0.24	0.23	0.22	0.24 [1]
Net realized and unrealized gains (losses) on investments	0.57	0.26	(1.25)	0.46	(0.09)	0.03
Total from investment operations	0.70	0.52	(1.01)	0.69	0.13	0.27
Distributions to shareholders from
Net investment income	(0.15)	(0.28)	(0.25)	(0.24)	(0.23)	(0.26)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.28)
Total distributions to shareholders	(0.15)	(0.28)	(0.25)	(0.24)	(0.23)	(0.54)
Net asset value, end of period	$5.79	$5.24	$5.00	$6.26	$5.81	$5.91
Total return[2]	13.57%	10.52%	(16.61)%	11.99%	2.25%	5.07%
Ratios to average net assets (annualized)
Gross expenses	0.67%*	0.76%	0.70%	0.65%	0.64%	0.61%
Net expenses	0.42%*	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income	4.87%*	4.99%	3.83%	3.52%	3.89%	4.17%
Supplemental data
Portfolio turnover rate	23%	45%	86%	87%	39%	43%
Net assets, end of period (000s omitted)	$53,412	$47,557	$51,102	$47,544	$2,605	$24

*	Ratios include dividends on securities sold short in the amount of 0.00%.
[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
40 | Allspring Diversified Income Builder Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2024 (unaudited)	Year ended September 30
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$5.24	$5.00	$6.26	$5.81	$5.91	$6.19
Net investment income	0.12 [1]	0.24 [1]	0.21 [1]	0.19 [1]	0.21 [1]	0.22 [1]
Net realized and unrealized gains (losses) on investments	0.57	0.26	(1.24)	0.48	(0.10)	0.02
Total from investment operations	0.69	0.50	(1.03)	0.67	0.11	0.24
Distributions to shareholders from
Net investment income	(0.14)	(0.26)	(0.23)	(0.22)	(0.21)	(0.24)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.28)
Total distributions to shareholders	(0.14)	(0.26)	(0.23)	(0.22)	(0.21)	(0.52)
Net asset value, end of period	$5.79	$5.24	$5.00	$6.26	$5.81	$5.91
Total return[2]	13.38%	10.09%	(16.91)%	11.61%	1.89%	4.52%
Ratios to average net assets (annualized)
Gross expenses	1.01%*	1.11%	1.04%	1.00%	0.99%	0.97%
Net expenses	0.77%*	0.77%	0.77%	0.77%	0.77%	0.77%
Net investment income	4.50%*	4.62%	3.43%	3.15%	3.57%	3.77%
Supplemental data
Portfolio turnover rate	23%	45%	86%	87%	39%	43%
Net assets, end of period (000s omitted)	$1,846	$1,866	$4,722	$7,486	$7,868	$11,916

*	Ratios include dividends on securities sold short in the amount of 0.00%.
[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Income Builder Fund | 41

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2024 (unaudited)	Year ended September 30
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$5.24	$5.00	$6.26	$5.80	$5.91	$6.19
Net investment income	0.13 [1]	0.26 [1]	0.22 [1]	0.21	0.22 [1]	0.24
Net realized and unrealized gains (losses) on investments	0.56	0.25	(1.24)	0.48	(0.11)	0.01
Total from investment operations	0.69	0.51	(1.02)	0.69	0.11	0.25
Distributions to shareholders from
Net investment income	(0.15)	(0.27)	(0.24)	(0.23)	(0.22)	(0.25)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.28)
Total distributions to shareholders	(0.15)	(0.27)	(0.24)	(0.23)	(0.22)	(0.53)
Net asset value, end of period	$5.78	$5.24	$5.00	$6.26	$5.80	$5.91
Total return[2]	13.33%	10.41%	(16.69)%	12.08%	1.98%	4.80%
Ratios to average net assets (annualized)
Gross expenses	0.77%*	0.85%	0.79%	0.75%	0.74%	0.72%
Net expenses	0.52%*	0.52%	0.52%	0.52%	0.52%	0.52%
Net investment income	4.75%*	4.87%	3.67%	3.40%	3.83%	4.07%
Supplemental data
Portfolio turnover rate	23%	45%	86%	87%	39%	43%
Net assets, end of period (000s omitted)	$118,401	$112,338	$148,499	$249,764	$254,963	$312,093

*	Ratios include dividends on securities sold short in the amount of 0.00%.
[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
42 | Allspring Diversified Income Builder Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Diversified Income Builder Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On March 31, 2024, such fair value pricing was used in pricing certain foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Options that are listed on a foreign or domestic exchange or market are valued at the closing mid-price.  Non-listed options and swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade
Allspring Diversified Income Builder Fund | 43

Notes to financial statements (unaudited)
and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.
The Fund may also purchase call or put options. Premiums paid are included in the Statement of Assets and Liabilities as investments, the values of which are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized
44 | Allspring Diversified Income Builder Fund

Notes to financial statements (unaudited)
losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is shown as cash segregated for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are recorded as realized gains (losses) in the Statement of Operations when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Allspring Diversified Income Builder Fund | 45

Notes to financial statements (unaudited)
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2024, the aggregate cost of all investments for federal income tax purposes was $331,238,731 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$45,691,848
Gross unrealized losses	(12,532,843)
Net unrealized gains	$33,159,005
As of September 30, 2023, the Fund had capital loss carryforwards which consisted of $34,866,981 in short-term capital losses and $23,499,017 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
46 | Allspring Diversified Income Builder Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$14,066,813	$0	$0	$14,066,813
Consumer discretionary	17,165,289	0	0	17,165,289
Consumer staples	3,572,975	59,357	0	3,632,332
Energy	4,254,137	0	0	4,254,137
Financials	20,478,987	210,097	0	20,689,084
Health care	9,800,421	0	0	9,800,421
Industrials	12,316,963	87,711	0	12,404,674
Information technology	37,747,098	0	0	37,747,098
Materials	2,364,361	0	0	2,364,361
Real estate	3,268,084	0	0	3,268,084
Utilities	1,639,054	0	0	1,639,054
Corporate bonds and notes	0	146,088,525	0	146,088,525
Foreign corporate bonds and notes	0	14,400,372	0	14,400,372
Loans	0	8,904,753	696,986	9,601,739
Municipal obligations	0	11,960,146	0	11,960,146
Preferred stocks
Energy	581,376	0	0	581,376
Financials	125,012	0	0	125,012
Information technology	483,940	0	0	483,940
Materials	82,228	0	0	82,228
Yankee corporate bonds and notes	0	40,884,787	0	40,884,787
Short-term investments
Investment companies	12,958,506	0	0	12,958,506
	140,905,244	222,595,748	696,986	364,197,978
Forward foreign currency contracts	0	335,987	0	335,987
Futures contracts	22,346	0	0	22,346
Total assets	$140,927,590	$222,931,735	$696,986	$364,556,311
Liabilities
Forward foreign currency contracts	$0	$95,224	$0	$95,224
Written options	62,363	988	0	63,351
Total liabilities	$62,363	$96,212	$0	$158,575
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At March 31, 2024, the Fund had no material transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative
Allspring Diversified Income Builder Fund | 47

Notes to financial statements (unaudited)
services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.550%
Next $500 million	0.525
Next $2 billion	0.500
Next $2 billion	0.475
Next $5 billion	0.440
Over $10 billion	0.430
For the six months ended March 31, 2024, the management fee was equivalent to an annual rate of 0.55% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of March 31, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.84%
Class C	1.59
Class R6	0.42
Administrator Class	0.77
Institutional Class	0.52
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2024, Allspring Funds Distributor received $1,065 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended March 31, 2024.
48 | Allspring Diversified Income Builder Fund

Notes to financial statements (unaudited)
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended March 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2024 were $79,359,358 and $95,973,036, respectively.
6.
COMMITMENTS
As of March 31, 2024, the Fund had the following unfunded loan commitments which are available until the maturity date:
	Unfunded commitments	Unrealized gain (loss)
Enviva Partners LP/Fin C, 4.00%, 12-13-2024	$417,246	$0
Enviva, Inc., 4.00%, 12-13-2024	166,899	0
	$584,145	$0
Based on the nature of the terms of the loans and comparative market rates, the carrying amount of the unfunded loan commitments at March 31, 2024 approximates its fair value. If measured at fair value, the unfunded loan commitments would be categorized as Level 3 under the fair value hierarchy.
7.
DERIVATIVE TRANSACTIONS
During the March 31, 2024, the Fund entered into futures contracts and written options for economic hedging purposes. The Fund also entered into forward foreign currency contracts for economic hedging purposes and entered into credit default swap contracts for hedging or cash management purposes.
The volume of the Fund’s derivative activity during the March 31, 2024 was as follows:
Forward foreign currency contracts
Average contract amounts to buy	$1,984,195
Average contract amounts to sell	15,984,123
Futures contracts
Average notional balance on long futures	$4,717,864
Swap contracts
Average notional balance	$557,143
Written options
Average number of contracts written	5,990
The credit default swap transactions may contain provisions for early termination in the event the net assets of the Fund declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collateralization of the derivative transactions in net liability positions.
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
Allspring Diversified Income Builder Fund | 49

Notes to financial statements (unaudited)
The fair value of derivative instruments as of March 31, 2024 by primary risk type was as follows for the Fund:
	Interest rate risk	Equity risk	Foreign currency risk	Total
Asset derivatives
Forward foreign currency contracts	$0	$0	$335,987	$335,987
Futures contracts	22,346 *	0	0	22,346
	$22,346	$0	$335,987	$358,333
Liability derivatives
Forward foreign currency contracts	$0	$0	$95,224	$95,224
Written options	0	63,351	0	63,351
	$0	$63,351	$95,224	$158,575

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the  Portfolio of Investments. For futures contracts, only the current day’s variation margin as of March 31, 2024 is reported separately on the  Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the March 31, 2024 was as follows:
	INTEREST RATE RISK	Credit risk	Equity risk	Foreign currency risk	TOTAL
Net realized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$0	$(303,799)	$(303,799)
Futures contracts	144,940	0	0	0	144,940
Swap contracts	0	18,397	0	0	18,397
Written options	0	0	(413,005)	0	(413,005)
	$144,940	$18,397	$(413,005)	$(303,799)	$(553,467)
Net change in unrealized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$0	$143,090	$143,090
Futures contracts	88,266	0	0	0	88,266
Swap contracts	0	4,190	0	0	4,190
Written options	0	0	(32,710)	0	(32,710)
	$88,266	$4,190	$(32,710)	$143,090	$202,836
For certain types of derivative transactions, the Fund  has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund  to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund  under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Citibank N.A.	$335,987	$(95,224)	$0	$240,763

Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Citibank N.A.	$95,224	$(95,224)	$0	$0
Morgan Stanley Co.	63,351	0	(63,351)	0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.
50 | Allspring Diversified Income Builder Fund

Notes to financial statements (unaudited)
8.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended March 31, 2024, there were no borrowings by the Fund under the agreement.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Diversified Income Builder Fund | 51

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

52 | Allspring Diversified Income Builder Fund

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 100 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

Allspring Diversified Income Builder Fund | 53

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

54 | Allspring Diversified Income Builder Fund

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Diversified Income Builder Fund | 55

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-04032024-8wpudmlj 05-24
SAR4304 03-24

Allspring Global Investment Grade Credit Fund
Semi-Annual Report
March 31, 2024

The views expressed and any forward-looking statements are as of March 31, 2024, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Global Investment Grade Credit Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Global Investment Grade Credit Fund for the six-month period that ended March 31, 2024. Globally, stocks and bonds had positive returns for the period. However, markets were volatile as investors focused on persistently high inflation and the impact of aggressive central bank rate hikes. Riskier assets rallied as investors anticipated an end to the tight monetary policy.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 23.48%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 14.90% while the MSCI EM Index (Net) (USD),3 returned 10.42%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 5.99%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 5.71%, the Bloomberg Municipal Bond Index6 returned 7.48%, and the ICE BofA U.S. High Yield Index7 gained 8.68%.
Investors remained focused on central bank monetary policies.
The period began with a tough month for financial markets overall in October. Key global and domestic indexes all were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict—and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter gross domestic product (GDP) growth was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter.
The broad year-end rally among stocks and bonds that began in November continued through December as investors became more confident that monetary policy would ease in 2024. Supporting the bubbly market mood were a series of reports confirming lower inflationary trends in the U.S. and Europe. During the period, it appeared more likely that the U.S. economy could achieve a soft landing, cooling enough to lower inflation without the pain of a recession. However, by year-end, an expectations gap developed. Capital markets priced in a total of 1.50 percentage points in federal funds rate cuts in 2024—twice as much as the three cuts of 0.25% hinted at by Fed officials.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. Returns shown are net of transaction costs beginning on July 1, 2022. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
2 | Allspring Global Investment Grade Credit Fund

Letter to shareholders (unaudited)
Financial market performance was mixed in January 2024 as U.S. stocks had modest gains while non-U.S. equities, particularly those in emerging markets, and fixed income assets were held back by central bank pushback on market optimism over rate cuts. Overall, optimism was supported by indications of a soft landing for the U.S. economy. Key data included a surprisingly strong gain of 353,000 jobs in January, an unemployment rate of just 3.7%, and a rise of just 3.1% in the CPI in January. However, that resilience helped push back expectations of a rate cut in March to a more likely second quarter initial move.
In February, stocks were supported by positive economic data and strong corporate earnings. However, fixed income investments were under pressure as resilient inflation led to lowered expectations on the timing of interest rate cuts. The S&P 500 Index had solid monthly gains along with emerging market equities, which benefited from a rebound in China.
The first quarter of 2024 closed with ongoing stock market momentum and a more muted sense of confidence in fixed income markets as investors adjusted to the prospect of greater-than-expected economic strength. On the flip side of that is that expectations on the timing of a long-anticipated initial Fed rate cut were pushed back from March to June and then beyond. Additionally, the number of quarter-point rate cuts forecast by the market fell from six as projected in December 2023 to two to three cuts by the end of March.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers a wide variety of mutual funds spanning many asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
“ The first quarter of 2024 closed with ongoing stock market momentum and a more muted sense of confidence in fixed income markets as investors adjusted to the prospect of greater-than-expected economic strength. ”
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Allspring Global Investment Grade Credit Fund | 3

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

4 | Allspring Global Investment Grade Credit Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks total return, consisting of income and capital appreciation.
Manager	Allspring Funds Management, LLC
Subadvisers	Allspring Global Investments, LLC
Allspring Global Investments (UK) Limited
Portfolio managers	Henrietta Pacquement, CFA, Scott M. Smith, CFA, Alex Temple, Jonathan Terry, CFA

Average annual total returns (%) as of March 31, 2024
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net[2]
Class A (WGCAX)[3]	6-1-2022	1.49	0.35	0.71	6.33	1.28	1.63	1.49	0.82
Class C (WGCCX)[4]	6-1-2022	4.80	0.60	0.95	5.80	0.60	0.95	2.24	1.57
Class R6 (WGCRX)	2-28-2019	–	–	–	6.85	1.66	2.01	1.12	0.45
Institutional Class (WGCIX)	2-28-2019	–	–	–	6.80	1.61	1.96	1.17	0.50
Bloomberg Global Aggregate Bond Index[5]	–	–	–	–	0.49	-1.17	-0.90 *	–	–
Bloomberg Global Aggregate Credit Index (USD Hedged)[6]	–	–	–	–	5.59	1.31	1.70 *	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6 and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

*	Based on the inception date of the oldest Fund class.
[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through January 31, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.82% for Class A, 1.57% for Class C, 0.45% for Class R6 and 0.50% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance shown for the Class A shares prior to their inception reflects the performance of the Institutional Class shares and includes the higher expenses applicable to the Class A shares.

[4]
Historical performance shown for the Class C shares prior to their inception reflects the performance of the Institutional Class shares and includes the higher expenses applicable to the Class C shares.

[5]
The Bloomberg Global Aggregate Bond Index is a measure of global investment-grade debt performance. This multicurrency benchmark includes Treasury, government-
related,  corporate, and securitized fixed-rate bonds from both developed and emerging market issuers. You cannot invest directly in an index.

[6]
Bloomberg Global Aggregate Credit Index (USD Hedged) measures the credit sector of the global investment grade fixed-rate bond market, including corporate, government and agency securities, hedged in USD. You cannot invest directly in an index.

All investing involves risk, including the possible loss of principal. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Foreign

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring Global Investment Grade Credit Fund

Performance highlights (unaudited)
investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. Consult the Fund’s prospectus for additional information on these and other risks.

Allspring Global Investment Grade Credit Fund | 7

Performance highlights (unaudited)

Ten largest holdings (%) as of March 31, 2024[1]
Morgan Stanley, 3.13%, 7-27-2026	1.87
U.S. Treasury Notes, 4.00%, 1-31-2029	1.72
Citigroup, Inc., 3.30%, 4-27-2025	1.59
Reckitt Benckiser Treasury Services PLC, 2.75%, 6-26-2024	1.22
Verizon Communications, Inc., 3.40%, 3-22-2041	1.21
Motorola Solutions, Inc., 4.60%, 2-23-2028	1.20
Credit Suisse AG, 3.63%, 9-9-2024	1.13
Oracle Corp., 2.88%, 3-25-2031	1.07
British Airways Pass-Through Trust, 3.30%, 12-15-2032	1.06
American International Group, Inc., 4.75%, 4-1-2048	1.06

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Portfolio composition as of March 31, 2024[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Credit quality as of March 31, 2024[1]

[1]
The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D
(lowest). Ratings from A to CCC may be modified by the addition of a plus
(+) or minus (-) sign to show relative standing within the rating categories.
Standard & Poor’s rates the creditworthiness of short-term notes from
SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from
MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Effective maturity distribution as of March 31, 2024[1]

5%
0-1 year
15%
1-3 year(s)
18%
3-5 years
39%
5-10 years
8%
10-20 years
15%
20+ years

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

8 | Allspring Global Investment Grade Credit Fund

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2023 to March 31, 2024.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 10-1-2023	Ending account value 3-31-2024	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,078.61	$4.24	0.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.79	$4.12	0.82%
Class C
Actual	$1,000.00	$1,076.14	$7.43	1.44%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.70	$7.22	1.44%
Class R6
Actual	$1,000.00	$1,081.89	$2.33	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.26	0.45%
Institutional Class
Actual	$1,000.00	$1,081.64	$2.59	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.38	$2.51	0.50%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half-year period).

Allspring Global Investment Grade Credit Fund | 9

Portfolio of investments—March 31, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 50.67%
Communications: 6.46%
Media: 1.56%
Charter Communications Operating LLC/Charter Communications Operating Capital	2.80%	4-1-2031	$90,000	$73,744
Charter Communications Operating LLC/Charter Communications Operating Capital	4.20	3-15-2028	180,000	169,655
Comcast Corp.	3.40	4-1-2030	100,000	92,478
Paramount Global	4.95	1-15-2031	130,000	115,772
				451,649
Telecommunications: 4.90%
AT&T, Inc.	3.65	6-1-2051	225,000	165,181
Motorola Solutions, Inc.	4.60	2-23-2028	350,000	345,198
T-Mobile USA, Inc.	2.55	2-15-2031	40,000	34,073
T-Mobile USA, Inc.	3.30	2-15-2051	155,000	108,381
T-Mobile USA, Inc.	3.75	4-15-2027	145,000	139,650
Verizon Communications, Inc.	3.40	3-22-2041	445,000	347,813
Verizon Communications, Inc.	4.13	8-15-2046	325,000	272,619
				1,412,915
Consumer, cyclical: 7.11%
Airlines: 2.33%
American Airlines Pass-Through Trust Series 2014-1 Class A	3.70	10-1-2026	192,774	184,914
British Airways Pass-Through Trust Series 2019-1 Class AA144A	3.30	12-15-2032	341,373	306,327
U.S. Airways Pass-Through Trust Series 2012-2 Class A	4.63	6-3-2025	185,434	182,361
				673,602
Apparel: 0.33%
Tapestry, Inc.	7.35	11-27-2028	90,000	94,834
Auto manufacturers: 2.86%
Cummins, Inc.	5.45	2-20-2054	170,000	173,801
General Motors Co.	6.13	10-1-2025	185,000	186,556
Hyundai Capital America144A	1.80	10-15-2025	295,000	278,818
Hyundai Capital America144A	1.80	1-10-2028	85,000	74,864
Toyota Motor Credit Corp.	4.05	9-13-2029	100,000	111,672
				825,711
Entertainment: 1.19%
Warnermedia Holdings, Inc.	5.05	3-15-2042	75,000	64,462
Warnermedia Holdings, Inc.	5.14	3-15-2052	335,000	278,049
				342,511
Retail: 0.40%
Lowe’s Cos., Inc.	4.25	4-1-2052	70,000	57,351
McDonald’s Corp.	1.45	9-1-2025	30,000	28,465
McDonald’s Corp.	4.20	4-1-2050	35,000	29,226
				115,042
The accompanying notes are an integral part of these financial statements.
10 | Allspring Global Investment Grade Credit Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, non-cyclical: 7.53%
Agriculture: 0.69%
BAT Capital Corp.	4.54%	8-15-2047	$260,000	$200,744
Biotechnology: 0.13%
Amgen, Inc.	4.20	2-22-2052	45,000	37,013
Commercial services: 1.43%
Equifax, Inc.	2.35	9-15-2031	155,000	128,017
Equifax, Inc.	3.10	5-15-2030	175,000	156,117
S&P Global, Inc.	1.25	8-15-2030	100,000	80,785
S&P Global, Inc.	2.30	8-15-2060	90,000	49,377
				414,296
Food: 0.42%
Smithfield Foods, Inc.144A	3.00	10-15-2030	145,000	120,039
Healthcare-services: 2.52%
Centene Corp.	2.45	7-15-2028	210,000	186,210
Elevance Health, Inc.	2.25	5-15-2030	20,000	17,104
HCA, Inc.	3.63	3-15-2032	130,000	115,081
HCA, Inc.	4.38	3-15-2042	130,000	109,104
UnitedHealth Group, Inc.	5.88	2-15-2053	190,000	205,562
UnitedHealth Group, Inc.	6.05	2-15-2063	85,000	93,466
				726,527
Pharmaceuticals: 2.34%
AbbVie, Inc.	4.25	11-21-2049	145,000	125,578
AbbVie, Inc.	5.05	3-15-2034	200,000	202,479
Bristol-Myers Squibb Co.	2.55	11-13-2050	175,000	107,702
Bristol-Myers Squibb Co.	5.55	2-22-2054	80,000	82,271
Bristol-Myers Squibb Co.	5.65	2-22-2064	40,000	41,151
CVS Health Corp.	4.25	4-1-2050	110,000	89,134
CVS Health Corp.	4.30	3-25-2028	27,000	26,348
				674,663
Energy: 5.21%
Oil & gas: 2.02%
BP Capital Markets America, Inc.	2.94	6-4-2051	345,000	230,327
Exxon Mobil Corp.	2.61	10-15-2030	160,000	141,773
Marathon Petroleum Corp.	3.80	4-1-2028	220,000	211,080
				583,180
Pipelines: 3.19%
Energy Transfer LP	3.75	5-15-2030	160,000	147,472
Kinder Morgan Energy Partners LP	5.40	9-1-2044	200,000	185,980
MPLX LP	4.00	3-15-2028	315,000	303,310
ONEOK, Inc.	6.10	11-15-2032	75,000	78,577
The accompanying notes are an integral part of these financial statements.
Allspring Global Investment Grade Credit Fund | 11

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines(continued)
Sabine Pass Liquefaction LLC	4.50%	5-15-2030	$110,000	$105,788
Sabine Pass Liquefaction LLC	5.75	5-15-2024	100,000	99,970
				921,097
Financial: 15.38%
Banks: 6.83%
Citigroup, Inc.	3.30	4-27-2025	470,000	459,830
Citigroup, Inc. (U.S. SOFR+1.17%)±	2.56	5-1-2032	170,000	141,781
Goldman Sachs Group, Inc. (U.S. SOFR+1.41%)±	3.10	2-24-2033	115,000	98,353
JPMorgan Chase & Co. (U.S. SOFR 3 Month+1.25%)±	2.58	4-22-2032	150,000	126,815
JPMorgan Chase & Co. (U.S. SOFR 3 Month+1.60%)±	3.78	2-1-2028	145,000	139,641
JPMorgan Chase & Co. (U.S. SOFR 3 Month+2.52%)±	2.96	5-13-2031	145,000	126,753
Morgan Stanley	3.13	7-27-2026	565,000	540,416
Santander Holdings USA, Inc.	4.40	7-13-2027	230,000	223,103
State Street Corp.	2.40	1-24-2030	130,000	114,420
				1,971,112
Diversified financial services: 2.09%
Aviation Capital Group LLC144A	5.50	12-15-2024	305,000	303,838
BlackRock, Inc.	1.90	1-28-2031	35,000	29,127
Computershare U.S., Inc.	1.13	10-7-2031	200,000	175,340
Intercontinental Exchange, Inc.	3.00	6-15-2050	140,000	93,896
				602,201
Insurance: 3.69%
American International Group, Inc.	4.75	4-1-2048	330,000	304,959
Aon North America, Inc.	5.75	3-1-2054	50,000	51,260
Athene Holding Ltd.	3.50	1-15-2031	295,000	259,230
Belrose Funding Trust144A	2.33	8-15-2030	185,000	148,636
Berkshire Hathaway Finance Corp.	2.38	6-19-2039	100,000	91,967
Brighthouse Financial, Inc.	4.70	6-22-2047	77,000	61,059
New York Life Global Funding	3.45	1-30-2031	100,000	108,666
Unum Group	4.50	12-15-2049	50,000	40,432
				1,066,209
Investment Companies: 0.51%
FS KKR Capital Corp.	3.40	1-15-2026	155,000	147,091
REITS: 2.26%
American Tower Corp.	5.45	2-15-2034	60,000	60,098
Equinix, Inc.	2.15	7-15-2030	275,000	227,901
Sabra Health Care LP	3.20	12-1-2031	110,000	91,375
Simon Property Group LP	1.75	2-1-2028	60,000	53,449
Simon Property Group LP	3.25	9-13-2049	255,000	178,379
Vornado Realty LP	3.40	6-1-2031	50,000	39,571
				650,773
The accompanying notes are an integral part of these financial statements.
12 | Allspring Global Investment Grade Credit Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Industrial: 2.43%
Aerospace/defense: 0.90%
RTX Corp.	4.13%	11-16-2028		$270,000	$261,166
Electronics: 0.47%
Jabil, Inc.	3.60	1-15-2030		150,000	136,084
Transportation: 0.23%
Union Pacific Corp.	2.40	2-5-2030		75,000	65,698
Trucking & leasing: 0.83%
Penske Truck Leasing Co. LP/PTL Finance Corp.144A	3.45	7-1-2024		240,000	238,529
Technology: 4.30%
Computers: 0.77%
Dell International LLC/EMC Corp.	6.20	7-15-2030		95,000	99,958
Kyndryl Holdings, Inc.	6.35	2-20-2034		85,000	87,249
NetApp, Inc.	2.70	6-22-2030		40,000	34,650
					221,857
Semiconductors: 1.22%
Intel Corp.	2.80	8-12-2041		265,000	191,593
Marvell Technology, Inc.	4.88	6-22-2028		80,000	78,943
Texas Instruments, Inc.	4.85	2-8-2034		80,000	80,385
					350,921
Software: 2.31%
Fiserv, Inc.	2.65	6-1-2030		45,000	39,180
Fiserv, Inc.	3.50	7-1-2029		140,000	130,363
Intuit, Inc.	5.20	9-15-2033		90,000	91,663
Intuit, Inc.	5.50	9-15-2053		55,000	57,094
Oracle Corp.	2.88	3-25-2031		355,000	308,664
Oracle Corp.	3.60	4-1-2050		55,000	39,736
					666,700
Utilities: 2.25%
Electric: 2.25%
Duke Energy Florida LLC	1.75	6-15-2030		90,000	74,764
New York State Electric & Gas Corp.144A	3.25	12-1-2026		145,000	136,234
Oglethorpe Power Corp.	3.75	8-1-2050		125,000	90,311
PacifiCorp	3.50	6-15-2029		295,000	274,754
Union Electric Co.	2.95	3-15-2030		80,000	71,452
					647,515
Total corporate bonds and notes (Cost $16,468,546)					14,619,679
Foreign corporate bonds and notes: 25.97%
Basic materials: 0.37%
Chemicals: 0.37%
Syngenta Finance NV	3.38	4-16-2026	EUR	100,000	106,326
The accompanying notes are an integral part of these financial statements.
Allspring Global Investment Grade Credit Fund | 13

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Communications: 1.84%
Telecommunications: 1.84%
Chorus Ltd.	3.63%	9-7-2029	EUR	100,000	$108,048
Koninklijke KPN NV	3.88	2-16-2036	EUR	100,000	109,039
O2 Telefonica Deutschland Finanzierungs GmbH	1.75	7-5-2025	EUR	200,000	210,166
Tele2 AB	2.13	5-15-2028	EUR	100,000	102,303
					529,556
Consumer, cyclical: 1.13%
Auto manufacturers: 0.75%
PACCAR Financial Europe BV	3.25	11-29-2025	EUR	100,000	107,346
Volkswagen Leasing GmbH	4.00	4-11-2031	EUR	100,000	108,932
					216,278
Auto parts & equipment: 0.38%
Continental AG	4.00	6-1-2028	EUR	100,000	110,362
Consumer, non-cyclical: 4.82%
Beverages: 0.65%
Anheuser-Busch InBev SA	1.13	7-1-2027	EUR	100,000	101,180
CCEP Finance Ireland DAC	0.88	5-6-2033	EUR	100,000	86,992
					188,172
Commercial services: 1.55%
ALD SA	3.88	1-24-2028	EUR	100,000	108,441
Motability Operations Group PLC	2.38	7-3-2039	GBP	150,000	136,178
Rentokil Initial PLC	0.50	10-14-2028	EUR	100,000	95,266
Worldline SA	4.13	9-12-2028	EUR	100,000	106,297
					446,182
Healthcare-products: 0.68%
American Medical Systems Europe BV	3.50	3-8-2032	EUR	100,000	108,748
Molnlycke Holding AB	0.63	1-15-2031	EUR	100,000	86,858
					195,606
Pharmaceuticals: 1.94%
AstraZeneca	1.25	5-12-2028	EUR	100,000	100,508
AstraZeneca PLC	3.75	3-3-2032	EUR	100,000	112,335
Bayer AG	4.63	5-26-2033	EUR	100,000	111,351
Bayer AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.11%)±	3.13	11-12-2079	EUR	100,000	95,200
GlaxoSmithKline Capital PLC	1.63	5-12-2035	GBP	150,000	139,956
					559,350
Energy: 1.63%
Energy-alternate sources: 0.31%
Acciona Energia Financiacion Filiales SA	1.38	1-26-2032	EUR	100,000	89,271
Oil & gas: 1.32%
BP Capital Markets PLC (UK Gilts 5 Year+3.89%)ʊ±	4.25	3-22-2027	GBP	100,000	119,273
The accompanying notes are an integral part of these financial statements.
14 | Allspring Global Investment Grade Credit Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Oil & gas(continued)
Eni SpA	3.88%	1-15-2034	EUR	100,000	$109,104
Shell International Finance BV	1.00	12-10-2030	GBP	150,000	152,937
					381,314
Financial: 11.97%
Banks: 8.35%
ABN AMRO Bank NV	3.88	1-15-2032	EUR	100,000	109,192
Argenta Spaarbank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 1 Year+1.10%)±	1.38	2-8-2029	EUR	200,000	195,296
Belfius Bank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+1.30%)±	1.25	4-6-2034	EUR	200,000	185,308
BNP Paribas SA (3 Month EURIBOR+0.92%)±	3.88	1-10-2031	EUR	100,000	110,335
Cooperatieve Rabobank UA	3.82	7-26-2034	EUR	100,000	110,050
Credit Agricole SA	3.75	1-22-2034	EUR	100,000	110,107
Credit Agricole SA	4.13	3-7-2030	EUR	100,000	112,480
De Volksbank NV	4.88	3-7-2030	EUR	100,000	113,267
DNB Bank ASA (3 Month EURIBOR+0.65%)±	4.00	3-14-2029	EUR	100,000	110,058
ING Groep NV (3 Month EURIBOR+1.72%)±	3.88	8-12-2029	EUR	100,000	108,474
Intesa Sanpaolo SpA (3 Month EURIBOR+1.70%)±	5.00	3-8-2028	EUR	150,000	167,113
Investec PLC (UK Gilts 5 Year+5.91%)±	9.13	3-6-2033	GBP	100,000	134,168
Lloyds Bank Corporate Markets PLC	4.13	5-30-2027	EUR	100,000	109,909
Mizuho Financial Group, Inc. (3 Month EURIBOR+0.72%)±	0.47	9-6-2029	EUR	100,000	94,028
NatWest Group PLC (GBP Swap Semi Annual (vs. 6Month LIBOR) 1 Year+1.49%)±	2.88	9-19-2026	GBP	100,000	121,629
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+3.15%)±	2.88	6-18-2032	EUR	100,000	97,387
Svenska Handelsbanken AB	3.75	5-5-2026	EUR	100,000	108,557
Toronto-Dominion Bank	3.63	12-13-2029	EUR	100,000	109,052
Zuercher Kantonalbank (3 Month EURIBOR+0.90%)±	2.02	4-13-2028	EUR	200,000	204,178
					2,410,588
Insurance: 1.75%
Credit Agricole Assurances SA	2.00	7-17-2030	EUR	200,000	190,587
Mandatum Life Insurance Co. Ltd. (3 Month EURIBOR+2.30%)±	1.88	10-4-2049	EUR	200,000	212,442
Sampo Oyj (3 Month EURIBOR+4.05%)±	3.38	5-23-2049	EUR	100,000	102,370
					505,399
Real estate: 1.55%
Grand City Properties SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+2.18%)ʊ±	1.50	3-11-2026	EUR	100,000	68,371
Heimstaden Bostad AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	3.63	10-13-2026	EUR	100,000	70,125
LEG Immobilien SE	0.75	6-30-2031	EUR	100,000	86,165
Logicor Financing SARL	4.63	7-25-2028	EUR	100,000	109,076
Prologis International Funding II SA	4.63	2-21-2035	EUR	100,000	113,181
					446,918
The accompanying notes are an integral part of these financial statements.
Allspring Global Investment Grade Credit Fund | 15

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
REITS: 0.32%
Tritax Big Box REIT PLC	1.50%	11-27-2033	GBP	100,000	$91,195
Industrial: 1.28%
Building materials: 0.96%
Aliaxis Finance SA	0.88	11-8-2028	EUR	200,000	188,586
Holcim Finance Luxembourg SA	0.50	4-23-2031	EUR	100,000	87,263
					275,849
Engineering & construction: 0.32%
Cellnex Finance Co. SA	2.00	2-15-2033	EUR	100,000	93,560
Utilities: 2.93%
Electric: 1.38%
Electricite de France SA	5.50	10-17-2041	GBP	100,000	118,203
EnBW International Finance BV	3.85	5-23-2030	EUR	100,000	110,633
Engie SA	1.00	10-26-2036	EUR	100,000	79,401
RTE Reseau de Transport d’Electricite SADIR	1.88	10-23-2037	EUR	100,000	89,463
					397,700
Gas: 1.24%
APA Infrastructure Ltd.	2.00	7-15-2030	EUR	180,000	176,251
National Gas Transmission PLC	1.13	1-14-2033	GBP	200,000	181,019
					357,270
Water: 0.31%
Thames Water Utilities Finance PLC	0.88	1-31-2028	EUR	100,000	90,496
Total foreign corporate bonds and notes (Cost $8,323,650)					7,491,392
Foreign government bonds: 2.01%
Belgium: 0.73%
European Union	2.75	12-4-2037	EUR	200,000	210,453
Germany: 1.28%
Bundesrepublik Deutschland Bundesanleihe¤	0.00	8-15-2030	EUR	200,000	187,534
Bundesrepublik Deutschland Bundesanleihe	1.00	5-15-2038	EUR	100,000	89,458
Bundesrepublik Deutschland Bundesanleihe	1.80	8-15-2053	EUR	100,000	93,482
					370,474
Total foreign government bonds (Cost $550,919)					580,927
U.S. Treasury securities: 2.98%
U.S. Treasury Notes	3.50	4-30-2030		$80,000	76,875
U.S. Treasury Notes	3.50	2-15-2033		50,000	47,354
U.S. Treasury Notes	4.00	1-31-2029		500,000	494,844
U.S. Treasury Notes	4.00	2-15-2034		245,000	240,942
Total U.S. Treasury securities (Cost $861,514)					860,015
The accompanying notes are an integral part of these financial statements.
16 | Allspring Global Investment Grade Credit Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee corporate bonds and notes: 13.48%
Communications: 1.18%
Internet: 0.49%
Prosus NV144A	3.83%	2-8-2051	$230,000	$141,564
Telecommunications: 0.69%
Rogers Communications, Inc.	5.00	2-15-2029	200,000	198,611
Consumer, non-cyclical: 1.32%
Household products/wares: 1.22%
Reckitt Benckiser Treasury Services PLC144A	2.75	6-26-2024	355,000	352,514
Pharmaceuticals: 0.10%
Pfizer Investment Enterprises Pte. Ltd.	4.75	5-19-2033	30,000	29,538
Energy: 0.31%
Oil & gas: 0.31%
Equinor ASA	2.38	5-22-2030	30,000	26,270
Saudi Arabian Oil Co.144A	4.38	4-16-2049	75,000	62,205
				88,475
Financial: 8.86%
Banks: 7.18%
Banco Santander SA	3.49	5-28-2030	200,000	181,327
Credit Suisse AG	3.63	9-9-2024	330,000	326,907
Danske Bank A/S (1 Year Treasury Constant Maturity+1.40%)144A±	5.71	3-1-2030	200,000	201,278
HSBC Holdings PLC	4.30	3-8-2026	230,000	225,756
HSBC Holdings PLC (U.S. SOFR+2.39%)±	2.85	6-4-2031	200,000	172,508
National Australia Bank Ltd.144A	2.33	8-21-2030	260,000	214,122
Santander U.K. Group Holdings PLC (U.S. SOFR+2.75%)±	6.83	11-21-2026	200,000	203,299
Sumitomo Mitsui Financial Group, Inc.	2.13	7-8-2030	200,000	167,513
UBS Group AG (1 Year Treasury Constant Maturity+1.10%)144A±	2.75	2-11-2033	200,000	163,386
UBS Group AG (5 Year Treasury Constant Maturity+4.75%)144Aʊ±	9.25	11-13-2028	200,000	216,695
				2,072,791
Diversified financial services: 1.50%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.30	1-30-2032	150,000	128,648
Avolon Holdings Funding Ltd.144A	4.38	5-1-2026	315,000	304,223
				432,871
Insurance: 0.18%
Fairfax Financial Holdings Ltd.144A	6.35	3-22-2054	50,000	51,005
Industrial: 0.70%
Aerospace/defense: 0.70%
BAE Systems PLC144A	5.30	3-26-2034	100,000	100,501
BAE Systems PLC144A	5.50	3-26-2054	100,000	100,949
				201,450
The accompanying notes are an integral part of these financial statements.
Allspring Global Investment Grade Credit Fund | 17

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Technology: 1.11%
Semiconductors: 1.11%
NXP BV/NXP Funding LLC/NXP USA, Inc.	3.40%	5-1-2030	$85,000	$77,149
NXP BV/NXP Funding LLC/NXP USA, Inc.	3.88	6-18-2026	250,000	242,681
				319,830
Total yankee corporate bonds and notes (Cost $4,204,626)				3,888,649

		Yield	Shares
Short-term investments: 3.06%
Investment companies: 3.06%
Allspring Government Money Market Fund Select Class♠∞		5.25	882,462	882,462
Total short-term investments (Cost $882,462)				882,462
Total investments in securities (Cost $31,291,717)	98.17%			28,323,124
Other assets and liabilities, net	1.83			527,924
Total net assets	100.00%			$28,851,048

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
¤	The security is issued in zero coupon form with no periodic interest payments.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	Great British pound
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$381,027	$6,853,942	$(6,352,507)	$0	$0	$882,462	882,462	$16,418
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	7,336,253	EUR	6,770,000	State Street Bank & Trust Co.	5-8-2024	$22,225	$0
USD	1,286,540	GBP	1,020,000	State Street Bank & Trust Co.	5-8-2024	0	(1,100)
						$22,225	$(1,100)
The accompanying notes are an integral part of these financial statements.
18 | Allspring Global Investment Grade Credit Fund

Statement of assets and liabilities—March 31, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $30,409,255)	$27,440,662
Investments in affiliated securities, at value (cost $882,462)	882,462
Foreign currency, at value (cost $5,604)	5,591
Receivable for interest	286,562
Receivable for investments sold	163,556
Unrealized gains on forward foreign currency contracts	22,225
Receivable from manager	3,033
Receivable for Fund shares sold	163
Receivable for daily variation margin on open futures contracts	27
Prepaid expenses and other assets	142,299
Total assets	28,946,580
Liabilities
Overdraft due to custodian bank	37,824
Professional fees payable	36,299
Custody and accounting fees payable	12,282
Trustees’ fees and expenses payable	3,521
Unrealized losses on forward foreign currency contracts	1,100
Administration fees payable	739
Accrued expenses and other liabilities	3,767
Total liabilities	95,532
Total net assets	$28,851,048
Net assets consist of
Paid-in capital	$32,557,707
Total distributable loss	(3,706,659)
Total net assets	$28,851,048
Computation of net asset value and offering price per share
Net assets–Class A	$39,901
Shares outstanding–Class A1	4,541
Net asset value per share–Class A	$8.79
Maximum offering price per share – Class A2	$9.20
Net assets–Class C	$25,822
Shares outstanding–Class C1	2,958
Net asset value per share–Class C	$8.73
Net assets–Class R6	$28,760,592
Shares outstanding–Class R6[1]	3,273,750
Net asset value per share–Class R6	$8.79
Net assets–Institutional Class	$24,733
Shares outstanding–Institutional Class[1]	2,815
Net asset value per share–Institutional Class	$8.79
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Global Investment Grade Credit Fund | 19

Statement of operations—six months ended March 31, 2024 (unaudited)
Statement of operations
Investment income
Interest	$475,902
Income from affiliated securities	16,418
Total investment income	492,320
Expenses
Management fee	52,570
Administration fees
Class A	25
Class C	19
Class R6	3,930
Institutional Class	9
Shareholder servicing fees
Class A	42
Class C	31
Distribution fee
Class C	3
Custody and accounting fees	4,359
Professional fees	40,684
Registration fees	10,130
Shareholder report expenses	10,313
Trustees’ fees and expenses	12,465
Other fees and expenses	3,822
Total expenses	138,402
Less: Fee waivers and/or expense reimbursements
Fund-level	(79,071)
Net expenses	59,331
Net investment income	432,989
Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	(460,408)
Foreign currency and foreign currency translations	(42,471)
Forward foreign currency contracts	(59,518)
Net realized losses on investments	(562,397)
Net change in unrealized gains (losses) on
Unaffiliated securities	2,175,310
Foreign currency and foreign currency translations	2,182
Forward foreign currency contracts	(19,835)
Net change in unrealized gains (losses) on investments	2,157,657
Net realized and unrealized gains (losses) on investments	1,595,260
Net increase in net assets resulting from operations	$2,028,249
The accompanying notes are an integral part of these financial statements.
20 | Allspring Global Investment Grade Credit Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended March 31, 2024 (unaudited)		Year ended September 30, 2023
Operations
Net investment income		$432,989		$879,643
Net realized losses on investments		(562,397)		(1,399,208)
Net change in unrealized gains (losses) on investments		2,157,657		2,017,539
Net increase in net assets resulting from operations		2,028,249		1,497,974
Distributions to shareholders from
Net investment income and net realized gains
Class A		(760)		(798)
Class C		(624)		(695)
Class R6		(710,146)		(926,251)
Institutional Class		(640)		(751)
Total distributions to shareholders		(712,170)		(928,495)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,326	11,687	230	2,000
Class R6	346,273	3,014,211	55,117	455,208
		3,025,898		457,208
Reinvestment of distributions
Class A	89	760	94	798
Class C	73	624	82	695
Class R6	82,789	703,473	109,214	926,251
Institutional Class	75	640	89	751
		705,497		928,495
Payment for shares redeemed
Class A	0	0	(4,077)	(33,299)
Class R6	(237,153)	(2,014,057)	(535,375)	(4,545,451)
		(2,014,057)		(4,578,750)
Net increase (decrease) in net assets resulting from capital share transactions		1,717,338		(3,193,047)
Total increase (decrease) in net assets		3,033,417		(2,623,568)
Net assets
Beginning of period		25,817,631		28,441,199
End of period		$28,851,048		$25,817,631
The accompanying notes are an integral part of these financial statements.
Allspring Global Investment Grade Credit Fund | 21

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2024 (unaudited)	Year ended September 30
Class A		2023	2022[1]
Net asset value, beginning of period	$8.36	$8.21	$8.97
Net investment income	0.13 [2]	0.23 [2]	0.07 [2]
Net realized and unrealized gains (losses) on investments	0.52	0.17	(0.76)
Total from investment operations	0.65	0.40	(0.69)
Distributions to shareholders from
Net investment income	(0.22)	(0.25)	(0.07)
Net asset value, end of period	$8.79	$8.36	$8.21
Total return[3]	7.86%	4.86%	(7.76)%
Ratios to average net assets (annualized)
Gross expenses	1.42%	1.49%	1.18%
Net expenses	0.82%	0.82%	0.83%
Net investment income	2.94%	2.79%	2.45%
Supplemental data
Portfolio turnover rate	17%	12%	21%
Net assets, end of period (000s omitted)	$40	$26	$56

[1]	For the period from June 1, 2022 (commencement of class operations) to September 30, 2022
[2]	Calculated based upon average shares outstanding
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
22 | Allspring Global Investment Grade Credit Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2024 (unaudited)	Year ended September 30
Class C		2023	2022[1]
Net asset value, beginning of period	$8.32	$8.21	$8.97
Net investment income	0.10 [2]	0.20 [2]	0.05 [2]
Net realized and unrealized gains (losses) on investments	0.52	0.15	(0.76)
Total from investment operations	0.62	0.35	(0.71)
Distributions to shareholders from
Net investment income	(0.21)	(0.24)	(0.05)
Net asset value, end of period	$8.73	$8.32	$8.21
Total return[3]	7.61%	4.30%	(7.96)%
Ratios to average net assets (annualized)
Gross expenses	1.44%	1.63%	1.80%
Net expenses	1.44%	1.30%	1.51%
Net investment income	2.30%	2.32%	1.75%
Supplemental data
Portfolio turnover rate	17%	12%	21%
Net assets, end of period (000s omitted)	$26	$24	$23

[1]	For the period from June 1, 2022 (commencement of class operations) to September 30, 2022
[2]	Calculated based upon average shares outstanding
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Global Investment Grade Credit Fund | 23

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2024 (unaudited)	Year ended September 30
Class R6		2023	2022	2021	2020	2019[1]
Net asset value, beginning of period	$8.35	$8.21	$10.66	$10.91	$10.75	$10.00
Net investment income	0.14 [2]	0.27 [2]	0.24 [2]	0.24 [2]	0.24 [2]	0.13
Net realized and unrealized gains (losses) on investments	0.53	0.15	(2.06)	0.07	0.39	0.73
Total from investment operations	0.67	0.42	(1.82)	0.31	0.63	0.86
Distributions to shareholders from
Net investment income	(0.23)	(0.28)	(0.23)	(0.31)	(0.34)	(0.11)
Net realized gains	0.00	0.00	(0.40)	(0.25)	(0.13)	0.00
Total distributions to shareholders	(0.23)	(0.28)	(0.63)	(0.56)	(0.47)	(0.11)
Net asset value, end of period	$8.79	$8.35	$8.21	$10.66	$10.91	$10.75
Total return[3]	8.19%	5.16%	(17.97)%	2.86%	6.10%	8.64%
Ratios to average net assets (annualized)
Gross expenses	1.05%	1.12%	0.76%	0.68%	0.77%	0.86%
Net expenses	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income	3.30%	3.16%	2.48%	2.22%	2.29%	2.34%
Supplemental data
Portfolio turnover rate	17%	12%	21%	28%	79%	36%
Net assets, end of period (000s omitted)	$28,761	$25,745	$28,340	$45,313	$76,847	$96,835

[1]	For the period from February 28, 2019 (commencement of class operations) to September 30, 2019
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
24 | Allspring Global Investment Grade Credit Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2024 (unaudited)	Year ended September 30
Institutional Class		2023	2022	2021	2020	2019[1]
Net asset value, beginning of period	$8.35	$8.21	$10.66	$10.91	$10.75	$10.00
Net investment income	0.14 [2]	0.27 [2]	0.23 [2]	0.23	0.24	0.14
Net realized and unrealized gains (losses) on investments	0.53	0.15	(2.05)	0.07	0.38	0.72
Total from investment operations	0.67	0.42	(1.82)	0.30	0.62	0.86
Distributions to shareholders from
Net investment income	(0.23)	(0.28)	(0.23)	(0.30)	(0.33)	(0.11)
Net realized gains	0.00	0.00	(0.40)	(0.25)	(0.13)	0.00
Total distributions to shareholders	(0.23)	(0.28)	(0.63)	(0.55)	(0.46)	(0.11)
Net asset value, end of period	$8.79	$8.35	$8.21	$10.66	$10.91	$10.75
Total return[3]	8.16%	5.10%	(18.01)%	2.81%	6.04%	8.64%
Ratios to average net assets (annualized)
Gross expenses	1.09%	1.18%	0.81%	0.73%	0.83%	0.97%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	3.24%	3.13%	2.47%	2.18%	2.24%	2.34%
Supplemental data
Portfolio turnover rate	17%	12%	21%	28%	79%	36%
Net assets, end of period (000s omitted)	$25	$23	$22	$27	$27	$27

[1]	For the period from February 28, 2019 (commencement of class operations) to September 30, 2019
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Global Investment Grade Credit Fund | 25

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Global Investment Grade Credit Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
26 | Allspring Global Investment Grade Credit Fund

Notes to financial statements (unaudited)
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2024, the aggregate cost of all investments for federal income tax purposes was $31,755,049 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$228,832
Gross unrealized losses	(3,639,632)
Net unrealized losses	$(3,410,800)
As of September 30, 2023, the Fund had capital loss carryforwards which consisted of $276,499 in short-term capital losses and $403,650 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Global Investment Grade Credit Fund | 27

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$0	$14,619,679	$0	$14,619,679
Foreign corporate bonds and notes	0	7,491,392	0	7,491,392
Foreign government bonds	0	580,927	0	580,927
U.S. Treasury securities	860,015	0	0	860,015
Yankee corporate bonds and notes	0	3,888,649	0	3,888,649
Short-term investments
Investment companies	882,462	0	0	882,462
	1,742,477	26,580,647	0	28,323,124
Forward foreign currency contracts	0	22,225	0	22,225
Total assets	$1,742,477	$26,602,872	$0	$28,345,349
Liabilities
Forward foreign currency contracts	$0	$1,100	$0	$1,100
Total liabilities	$0	$1,100	$0	$1,100
Forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At March 31, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended March 31, 2024, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, each an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, are subadvisers to the Fund and are each entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.10% and declining to 0.05% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
28 | Allspring Global Investment Grade Credit Fund

Notes to financial statements (unaudited)
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of March 31, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.82%
Class C	1.57
Class R6	0.45
Institutional Class	0.50
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. Allspring Funds Distributor did not receive any front-end or contingent deferred sales charges from Class A or Class C shares for the six months ended March 31, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended March 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2024 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$1,281,023	$4,198,139	$818,056	$3,579,989
6.
DERIVATIVE TRANSACTIONS
During the six months ended March 31, 2024, the Fund entered into forward foreign currency contracts for economic hedging purposes. The Fund had average contract amounts of $7,757,100 in forward foreign currency contracts to sell during the six months ended March 31, 2024.
Allspring Global Investment Grade Credit Fund | 29

Notes to financial statements (unaudited)
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
For certain types of derivative transactions, the Fund  has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund  to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund  under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
State Street Bank & Trust Co.	$22,225	$(1,100)	$0	$21,125

Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount of liabilities
State Street Bank & Trust Co.	$1,100	$(1,100)	$0	$0
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended March 31, 2024, there were no borrowings by the Fund under the agreement.
8.
CONCENTRATION RISK
A fund with a concentration of ownership may be more affected by the investment activity of those shareholders than would be a fund that does not have any ownership concentration. As of March 31, 2024, Allspring Funds Management or one of its affiliates owned 65% of Class A, 100% of Class C, and 100% of the Institutional Class of the Fund.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
30 | Allspring Global Investment Grade Credit Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Global Investment Grade Credit Fund | 31

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 100 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

32 | Allspring Global Investment Grade Credit Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

Allspring Global Investment Grade Credit Fund | 33

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

34 | Allspring Global Investment Grade Credit Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-04032024-l3a88nwx 05-24
SAR4337 03-24

Allspring Income Plus Fund
Semi-Annual Report
March 31, 2024

The views expressed and any forward-looking statements are as of March 31, 2024, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Income Plus Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Income Plus Fund for the six-month period that ended March 31, 2024. Globally, stocks and bonds had positive returns for the period. However, markets were volatile as investors focused on persistently high inflation and the impact of aggressive central bank rate hikes. Riskier assets rallied as investors anticipated an end to the tight monetary policy.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 23.48%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 14.90% while the MSCI EM Index (Net) (USD),3 returned 10.42%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 5.99%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 5.71%, the Bloomberg Municipal Bond Index6 returned 7.48%, and the ICE BofA U.S. High Yield Index7 gained 8.68%.
Investors remained focused on central bank monetary policies.
The period began with a tough month for financial markets overall in October. Key global and domestic indexes all were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict—and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter gross domestic product (GDP) growth was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter.
The broad year-end rally among stocks and bonds that began in November continued through December as investors became more confident that monetary policy would ease in 2024. Supporting the bubbly market mood were a series of reports confirming lower inflationary trends in the U.S. and Europe. During the period, it appeared more likely that the U.S. economy could achieve a soft landing, cooling enough to lower inflation without the pain of a recession. However, by year-end, an expectations gap developed. Capital markets priced in a total of 1.50 percentage points in federal funds rate cuts in 2024—twice as much as the three cuts of 0.25% hinted at by Fed officials.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. Returns shown are net of transaction costs beginning on July 1, 2022. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
2 | Allspring Income Plus Fund

Letter to shareholders (unaudited)
Financial market performance was mixed in January 2024 as U.S. stocks had modest gains while non-U.S. equities, particularly those in emerging markets, and fixed income assets were held back by central bank pushback on market optimism over rate cuts. Overall, optimism was supported by indications of a soft landing for the U.S. economy. Key data included a surprisingly strong gain of 353,000 jobs in January, an unemployment rate of just 3.7%, and a rise of just 3.1% in the CPI in January. However, that resilience helped push back expectations of a rate cut in March to a more likely second quarter initial move.
In February, stocks were supported by positive economic data and strong corporate earnings. However, fixed income investments were under pressure as resilient inflation led to lowered expectations on the timing of interest rate cuts. The S&P 500 Index had solid monthly gains along with emerging market equities, which benefited from a rebound in China.
The first quarter of 2024 closed with ongoing stock market momentum and a more muted sense of confidence in fixed income markets as investors adjusted to the prospect of greater-than-expected economic strength. On the flip side of that is that expectations on the timing of a long-anticipated initial Fed rate cut were pushed back from March to June and then beyond. Additionally, the number of quarter-point rate cuts forecast by the market fell from six as projected in December 2023 to two to three cuts by the end of March.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers a wide variety of mutual funds spanning many asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
“ The first quarter of 2024 closed with ongoing stock market momentum and a more muted sense of confidence in fixed income markets as investors adjusted to the prospect of greater-than-expected economic strength. ”
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Allspring Income Plus Fund | 3

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

4 | Allspring Income Plus Fund

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Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks total return, consisting of a high level of current income and capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Christopher Kauffman, CFA, Janet Rilling, CFA, Michael Schueller, CFA, Michal Stanczyk, Noah Wise, CFA

Average annual total returns (%) as of March 31, 2024
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (WSIAX)	1-31-2013	3.04	2.13	2.11	7.34	2.96	2.53	1.09	0.72
Class C (WSICX)	1-31-2013	5.47	2.34	1.98	6.47	2.34	1.98	1.84	1.47
Administrator Class (WSIDX)	1-31-2013	–	–	–	7.28	3.04	2.61	1.04	0.67
Institutional Class (WSINX)	1-31-2013	–	–	–	7.71	3.28	2.84	0.77	0.40
Bloomberg U.S. Aggregate Bond Index[3]	–	–	–	–	1.70	0.36	1.54	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report, which do not include acquired fund fees and expenses.

[2]
The manager has contractually committed through January 31, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.71% for Class A, 1.46% for Class C, 0.66% for Administrator Class and 0.39% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers)
as stated in the prospectuses.

[3]
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.–dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

All investing involves risk, including the possible loss of principal. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. High yield securities and junk bonds have a greater risk of default and tend to be more volatile than higher-rated securities with similar maturities. Consult the Fund’s prospectus for additional information on these and other risks.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring Income Plus Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of March 31, 2024[1]
GNMA, 6.00%, 4-18-2054	5.99
GNMA, 6.50%, 4-18-2054	5.98
FNMA, 6.00%, 4-11-2054	5.12
FNMA, 6.50%, 4-11-2054	5.11
U.S. Treasury Notes, 4.25%, 12-31-2025	4.49
U.K. Gilts, 3.25%, 1-31-2033	3.60
Spain, 0.00%, 1-31-2028	2.15
French Republic, 0.75%, 2-25-2028	2.00
U.S. Treasury Notes, 4.25%, 1-31-2026	1.50
Malaysia, 3.88%, 3-14-2025	1.49

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Portfolio composition as of March 31, 2024[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Credit quality as of March 31, 2024[1]

[1]
The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D
(lowest). Ratings from A to CCC may be modified by the addition of a plus
(+) or minus (-) sign to show relative standing within the rating categories.
Standard & Poor’s rates the creditworthiness of short-term notes from
SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from
MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Effective maturity distribution as of March 31, 2024[1]

9%
0-1 year
18%
1-3 year(s)
25%
3-5 years
42%
5-10 years
2%
10-20 years
3%
20-30 years
1%
30+ years

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Income Plus Fund | 7

Consolidated  fund expenses (unaudited)
Consolidated  fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2023 to March 31, 2024.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Consolidated Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 10-1-2023	Ending account value 3-31-2024	Consolidated expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,073.16	$3.66	0.71%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.33	$3.57	0.71%
Class C
Actual	$1,000.00	$1,068.49	$7.51	1.46%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.32	1.46%
Administrator Class
Actual	$1,000.00	$1,072.67	$3.40	0.66%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.58	$3.32	0.66%
Institutional Class
Actual	$1,000.00	$1,075.14	$2.01	0.39%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.92	$1.96	0.39%

[1]
Consolidated expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half-year period).

8 | Allspring Income Plus Fund

Consolidated portfolio of investments—March 31, 2024 (unaudited)
Consolidated portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 23.43%
FNMA%%	6.00%	4-11-2054	$13,460,000	$13,582,539
FNMA%%	6.50	4-11-2054	13,285,000	13,572,198
GNMA%%	6.00	4-18-2054	15,755,000	15,892,700
GNMA%%	6.50	4-18-2054	15,595,000	15,855,013
GNMA%%	7.00	4-18-2054	3,200,000	3,268,353
Total agency securities (Cost $61,966,648)				62,170,803
Asset-backed securities: 8.87%
ACHM Trust Series 2023-HE2 Class A144A±±	7.50	10-25-2038	540,975	555,866
AFN Series 2019-1A Class A2144A	4.46	5-20-2049	689,915	544,010
Apidos CLO XXXI Series 2019-31A Class DR (U.S. SOFR 3 Month+3.36%)144A±	8.68	4-15-2031	500,000	499,182
Aqua Finance Trust Series 2019-A Class A144A	3.14	7-16-2040	122,010	114,695
Aqua Finance Trust Series 2021-A Class A144A	1.54	7-17-2046	362,321	323,916
BHG Securitization Trust Series 2021-A Class A144A	1.42	11-17-2033	234,429	223,725
Bojangles Issuer LLC Series 2020-1A Class A2144A	3.83	10-20-2050	692,663	653,534
BRSP Ltd. Series 2021-FL1 Class A (U.S. SOFR 1 Month+1.26%)144A±	6.59	8-19-2038	879,844	866,725
Cajun Global LLC Series 2021-1 Class A2144A	3.93	11-20-2051	970,000	879,237
Carlyle Global Market Strategies CLO Ltd. Series 2016-1A Class CR2 (U.S. SOFR 3 Month+3.61%)144A±	8.93	4-20-2034	1,000,000	995,424
Carlyle U.S. CLO Ltd. Series 2017-2A Class A2R (U.S. SOFR 3 Month+1.86%)144A±	7.18	7-20-2031	750,000	750,758
CFMT LLC Series 2021-HB7 Class M2144A±±	2.68	10-27-2031	1,000,000	949,142
Coinstar Funding LLC Series 2017-1A Class A2144A	5.22	4-25-2047	1,039,737	922,754
Commonbond Student Loan Trust Series 2018-CGS Class C144A	4.35	2-25-2046	66,652	57,548
CPS Auto Receivables Trust Series 2021-A Class D144A	1.16	12-15-2026	779,125	764,312
DataBank Issuer Series 2024-1A Class A2144A	5.30	1-26-2054	790,000	743,159
Driven Brands Funding, LLC Series 2019-2A Class A2144A	3.98	10-20-2049	335,125	315,256
FIGRE Trust Series 2023-HE1 Class A144A	5.85	3-25-2053	557,303	556,347
FIGRE Trust Series 2023-HE2 Class A144A±±	6.51	5-25-2053	371,530	376,014
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	180,000	186,845
Foundation Finance Trust Series 2019-1A Class A144A	3.86	11-15-2034	25,885	25,748
FREED Mortgage Trust Series 2022-HE1 Class A144A	7.00	10-25-2037	445,800	449,921
FS Rialto Issuer LLC Series 2021-FL3 Class B (U.S. SOFR 1 Month+1.91%)144A±	7.24	11-16-2036	1,000,000	985,096
Jonah Energy ABS I LLC Series 2022-1 Class A1144A	7.20	12-10-2037	558,195	556,165
Laurel Road Prime Student Loan Trust Series 2017-C Class C144A	3.29	11-25-2042	295,202	276,544
Longtrain Leasing III LLC Series 2015-1A Class A2144A	4.06	1-15-2045	1,555,563	1,523,299
Madison Park Funding XXIX Ltd. Series 2018-29A Class B (U.S. SOFR 3 Month+2.01%)144A±	7.31	10-18-2030	700,000	700,000
MF1 Ltd. Series 2021-FL7 Class C (U.S. SOFR 1 Month+2.16%)144A±	7.49	10-16-2036	1,000,000	956,875
MF1 Ltd. Series 2022-FL8 Class A (U.S. SOFR 1 Month+1.35%)144A±	6.68	2-19-2037	971,806	961,481
MNR ABS Issuer I LLC‡	8.12	12-15-2038	292,213	294,784
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Income Plus Fund | 9

Consolidated portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Neuberger Berman Loan Advisers CLO 25 Ltd. Series 2017- 25A Class BR (U.S. SOFR 3 Month+1.61%)144A±	6.91%	10-18-2029	$250,000	$250,317
Octane Receivables Trust Series 2023-1A Class A144A	5.87	5-21-2029	105,814	105,901
Octane Receivables Trust Series 2023-1A Class B144A	5.96	7-20-2029	160,000	159,580
OnDeck Asset Securitization Trust III LLC Series 2021-1A Class A144A	1.59	5-17-2027	725,000	720,027
Pagaya AI Debt Selection Trust Series 2021-3 Class B144A	1.74	5-15-2029	363,534	361,610
Pagaya AI Debt Trust Series 2023-1 Class A144A	7.56	7-15-2030	820,592	824,363
RCKT Mortgage Trust Series 2023-CES3 Class A1A144A±±	7.11	11-25-2043	564,224	572,319
SMB Private Education Loan Trust Series 2015-C Class C144A	4.50	9-17-2046	970,000	910,866
SoFi Professional Loan Program LLC Series 2017-E Class B144A	3.49	11-26-2040	219,158	211,856
Store Master Funding I-VII XIV XIX XX XXIV Series 2023-1A Class A1144A	6.19	6-20-2053	497,917	494,617
Wingstop Funding LLC Series 2020-1A Class A2144A	2.84	12-5-2050	354,600	321,813
Zaxby’s Funding LLC Series 2021-1A Class A2144A	3.24	7-30-2051	682,500	604,016
Total asset-backed securities (Cost $24,247,246)				23,545,647

	Shares
Common stocks: 0.03%
Consumer discretionary: 0.03%
Hotels, restaurants & leisure: 0.03%
Royal Caribbean Cruises Ltd.†	535	74,371
Consumer staples: 0.00%
Consumer staples distribution & retail : 0.00%
Casino Guichard Perrachon SA†	128,399	5,416
Total common stocks (Cost $489,195)		79,787

			Principal
Corporate bonds and notes: 22.40%
Basic materials: 0.27%
Chemicals: 0.27%
Westlake Corp.	1.63	7-17-2029	$750,000	725,999
Communications: 2.43%
Advertising: 0.38%
Clear Channel Outdoor Holdings, Inc.144A	9.00	9-15-2028	350,000	364,565
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	730,000	654,686
				1,019,251
Internet: 0.90%
Arches Buyer, Inc.144A	6.13	12-1-2028	425,000	356,011
Booking Holdings, Inc.	4.13	5-12-2033	1,000,000	1,132,745
The accompanying notes are an integral part of these consolidated financial statements.
10 | Allspring Income Plus Fund

Consolidated portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Internet(continued)
Cablevision Lightpath LLC144A	5.63%	9-15-2028	$330,000	$275,391
MercadoLibre, Inc.	3.13	1-14-2031	750,000	627,929
				2,392,076
Media: 1.15%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	875,000	660,497
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	6-1-2052	275,000	174,891
CSC Holdings LLC144A	4.63	12-1-2030	250,000	126,954
CSC Holdings LLC144A	11.75	1-31-2029	540,000	540,842
DISH Network Corp.144A	11.75	11-15-2027	355,000	362,430
Nexstar Media, Inc.144A	5.63	7-15-2027	400,000	383,728
Scripps Escrow II, Inc.144A	5.38	1-15-2031	215,000	132,282
Sirius XM Radio, Inc.144A	5.50	7-1-2029	690,000	657,198
				3,038,822
Consumer, cyclical: 3.35%
Airlines: 0.38%
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.144A	8.00	9-20-2025	140,000	106,278
U.S. Airways Pass-Through Trust Series 2013-1 Class A	3.95	11-15-2025	762,175	743,882
United Airlines Pass-Through Trust Series 2020-1 Class A	5.88	10-15-2027	161,722	161,175
				1,011,335
Apparel: 0.49%
Crocs, Inc.144A	4.13	8-15-2031	330,000	285,922
Tapestry, Inc.	7.70	11-27-2030	555,000	591,860
Tapestry, Inc.	7.85	11-27-2033	385,000	417,835
				1,295,617
Auto manufacturers: 0.82%
Ford Motor Credit Co. LLC	4.39	1-8-2026	175,000	170,692
Ford Motor Credit Co. LLC	5.11	5-3-2029	475,000	461,142
General Motors Financial Co., Inc. Series C (5 Year Treasury Constant Maturity+5.00%)ʊ±	5.70	9-30-2030	650,000	623,254
Hyundai Capital America144A	5.30	3-19-2027	500,000	500,090
Nissan Motor Acceptance Co. LLC144A	2.45	9-15-2028	500,000	430,767
				2,185,945
Auto parts & equipment: 0.03%
Adient Global Holdings Ltd.144A	3.50	8-15-2024	76,968	82,407
Entertainment: 0.35%
CDI Escrow Issuer, Inc.144A	5.75	4-1-2030	490,000	472,998
Warnermedia Holdings, Inc.	4.28	3-15-2032	500,000	446,619
				919,617
Home builders: 0.05%
Taylor Morrison Communities, Inc.144A	5.13	8-1-2030	135,000	128,921
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Income Plus Fund | 11

Consolidated portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Retail: 0.86%
Kohl’s Corp.	4.63%	5-1-2031	$465,000	$391,309
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	600,000	581,572
Michaels Cos., Inc.144A	7.88	5-1-2029	510,000	382,619
NMG Holding Co., Inc./Neiman Marcus Group LLC144A	7.13	4-1-2026	935,000	915,617
				2,271,117
Toys/games/hobbies: 0.37%
Mattel, Inc.144A	5.88	12-15-2027	985,000	988,830
Consumer, non-cyclical: 2.61%
Biotechnology: 0.02%
Amgen, Inc.	5.75	3-2-2063	50,000	50,998
Commercial services: 1.08%
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.00	6-1-2029	880,000	757,173
Global Payments, Inc.	5.95	8-15-2052	290,000	289,310
MPH Acquisition Holdings LLC144A	5.50	9-1-2028	100,000	85,038
MPH Acquisition Holdings LLC144A	5.75	11-1-2028	290,000	228,700
PECF USS Intermediate Holding III Corp.144A	8.00	11-15-2029	200,000	105,042
Sabre Global, Inc.144A	11.25	12-15-2027	780,000	732,037
Upbound Group, Inc.144A	6.38	2-15-2029	690,000	669,862
				2,867,162
Healthcare-products: 0.31%
Danaher Corp.	2.50	3-30-2030	800,000	831,552
Healthcare-services: 0.55%
ModivCare Escrow Issuer, Inc.144A	5.00	10-1-2029	700,000	507,566
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	430,000	390,670
Star Parent, Inc.144A	9.00	10-1-2030	530,000	560,902
				1,459,138
Pharmaceuticals: 0.65%
AdaptHealth LLC144A	5.13	3-1-2030	450,000	392,461
Bristol-Myers Squibb	5.20	2-22-2034	1,310,000	1,330,076
				1,722,537
Energy: 3.22%
Energy-alternate sources: 0.19%
Enviva Partners LP/Enviva Partners Finance Corp.144A†	6.50	1-15-2026	400,000	174,000
TerraForm Power Operating LLC144A	4.75	1-15-2030	369,000	338,240
				512,240
Oil & gas: 1.21%
Aethon United BR LP/Aethon United Finance Corp.144A	8.25	2-15-2026	750,000	758,654
Apache Corp.	5.25	2-1-2042	655,000	552,635
Encino Acquisition Partners Holdings LLC144A	8.50	5-1-2028	370,000	374,022
Hilcorp Energy I LP/Hilcorp Finance Co.144A	5.75	2-1-2029	55,000	53,572
The accompanying notes are an integral part of these consolidated financial statements.
12 | Allspring Income Plus Fund

Consolidated portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil & gas(continued)
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00%	2-1-2031	$555,000	$539,639
Occidental Petroleum Corp.	6.45	9-15-2036	550,000	586,446
Talos Production, Inc.144A	9.00	2-1-2029	315,000	334,520
				3,199,488
Oil & gas services: 0.45%
Bristow Group, Inc.144A	6.88	3-1-2028	680,000	665,564
Oceaneering International, Inc.	6.00	2-1-2028	550,000	541,871
				1,207,435
Pipelines: 1.37%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	6.63	2-1-2032	300,000	301,310
Buckeye Partners LP	5.85	11-15-2043	100,000	85,198
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	365,000	382,838
EnLink Midstream Partners LP	5.05	4-1-2045	115,000	94,967
Prairie Acquiror LP144A	9.00	8-1-2029	740,000	761,786
Rockies Express Pipeline LLC144A	6.88	4-15-2040	340,000	333,673
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	495,000	470,217
Venture Global Calcasieu Pass LLC144A	6.25	1-15-2030	375,000	377,274
Venture Global LNG, Inc.144A	8.38	6-1-2031	810,000	835,328
				3,642,591
Financial: 7.79%
Banks: 2.03%
Bank of America Corp. (U.S. SOFR+1.33%)±	2.97	2-4-2033	785,000	667,596
Bank of America Corp. Series DD (U.S. SOFR 3 Month+4.81%)ʊ±	6.30	3-10-2026	345,000	345,310
Goldman Sachs Group, Inc. Series T (5 Year Treasury Constant Maturity+2.97%)ʊ±	3.80	5-10-2026	550,000	512,287
JPMorgan Chase & Co. (5 Year Treasury Constant Maturity+2.74%)ʊ±	6.88	6-1-2029	470,000	486,343
JPMorgan Chase & Co. Series HH (U.S. SOFR 3 Month+3.13%)ʊ±	4.60	2-1-2025	655,000	643,939
JPMorgan Chase & Co. Series Q (U.S. SOFR 3 Month+3.51%)ʊ±	8.82	5-1-2024	350,000	349,835
JPMorgan Chase & Co. Series R (U.S. SOFR 3 Month+3.56%)ʊ±	8.87	5-1-2024	100,000	99,828
Morgan Stanley (U.S. SOFR+1.29%)±	2.94	1-21-2033	1,965,000	1,610,240
Santander Holdings USA, Inc. (U.S. SOFR+3.28%)±	7.66	11-9-2031	605,000	657,600
				5,372,978
Diversified financial services: 1.19%
Aircastle Ltd.144A	5.95	2-15-2029	655,000	655,257
Computershare U.S., Inc.	1.13	10-7-2031	1,250,000	1,095,877
Enact Holdings, Inc.144A	6.50	8-15-2025	525,000	524,895
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Income Plus Fund | 13

Consolidated portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services(continued)
PRA Group, Inc.144A	5.00%	10-1-2029	$865,000	$728,921
Toll Road Investors Partnership II LP Series 1999-B (NPFGC Insured)144A¤	0.00	2-15-2027	200,000	159,942
				3,164,892
Insurance: 1.64%
AssuredPartners, Inc.144A	5.63	1-15-2029	700,000	644,896
BroadStreet Partners, Inc.144A	5.88	4-15-2029	710,000	657,151
Guardian Life Insurance Co. of America144A	4.85	1-24-2077	260,000	218,940
MetLife, Inc.	6.40	12-15-2036	1,570,000	1,607,622
OneAmerica Financial Partners, Inc.144A	4.25	10-15-2050	45,000	31,580
PartnerRe Finance B LLC (5 Year Treasury Constant Maturity+3.82%)±	4.50	10-1-2050	170,000	154,937
Prudential Financial, Inc. (5 Year Treasury Constant Maturity+3.04%)±	3.70	10-1-2050	355,000	310,303
Reinsurance Group of America, Inc.	6.00	9-15-2033	330,000	342,214
RGA Global Funding144A	6.00	11-21-2028	370,000	381,567
				4,349,210
Investment Companies: 0.62%
Ares Capital Corp.	2.88	6-15-2028	500,000	445,632
Blue Owl Capital Corp.	2.63	1-15-2027	1,310,000	1,196,509
				1,642,141
Real estate: 0.19%
CBRE Services, Inc.	5.50	4-1-2029	500,000	503,019
REITS: 2.12%
American Tower Corp.	5.45	2-15-2034	175,000	175,285
Brandywine Operating Partnership LP	8.05	3-15-2028	555,000	563,674
EPR Properties	3.75	8-15-2029	655,000	578,448
GLP Capital LP/GLP Financing II, Inc.	4.00	1-15-2031	1,310,000	1,168,934
Invitation Homes Operating Partnership LP	5.45	8-15-2030	275,000	275,831
Iron Mountain, Inc.144A	4.50	2-15-2031	825,000	744,346
Omega Healthcare Investors, Inc.	3.63	10-1-2029	500,000	446,307
Piedmont Operating Partnership LP	9.25	7-20-2028	590,000	628,295
Tanger Properties LP	2.75	9-1-2031	655,000	536,358
WEA Finance LLC/Westfield U.K. & Europe Finance PLC144A	4.75	9-17-2044	700,000	516,447
				5,633,925
Industrial: 0.86%
Aerospace/defense: 0.19%
RTX Corp.	6.00	3-15-2031	340,000	357,410
Spirit AeroSystems, Inc.144A	9.38	11-30-2029	140,000	152,710
				510,120
Building materials: 0.21%
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	550,000	564,990
The accompanying notes are an integral part of these consolidated financial statements.
14 | Allspring Income Plus Fund

Consolidated portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Packaging & containers: 0.26%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00%	6-15-2027		$400,000	$388,307
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030		300,000	294,762
					683,069
Trucking & leasing: 0.20%
Penske Truck Leasing Co. LP/PTL Finance Corp.144A	6.20	6-15-2030		500,000	519,770
Technology: 1.15%
Computers: 0.29%
Kyndryl Holdings, Inc.	6.35	2-20-2034		290,000	297,674
Seagate HDD Cayman	4.13	1-15-2031		540,000	478,100
					775,774
Semiconductors: 0.18%
Entegris, Inc.144A	4.75	4-15-2029		500,000	479,178
Software: 0.68%
AthenaHealth Group, Inc.144A	6.50	2-15-2030		630,000	576,210
Cloud Software Group, Inc.144A	9.00	9-30-2029		300,000	287,735
Oracle Corp.	4.10	3-25-2061		1,240,000	931,159
					1,795,104
Utilities: 0.72%
Electric: 0.72%
Duke Energy Corp.	3.10	6-15-2028		200,000	211,681
Duke Energy Corp.	3.85	6-15-2034		400,000	427,160
NSG Holdings LLC/NSG Holdings, Inc.144A	7.75	12-15-2025		4,531	4,485
Oglethorpe Power Corp.	4.25	4-1-2046		525,000	408,825
PG&E Corp.	5.25	7-1-2030		400,000	380,094
Southern Co. Series B (5 Year Treasury Constant Maturity+3.73%)±	4.00	1-15-2051		430,000	413,386
Vistra Operations Co. LLC144A	6.95	10-15-2033		60,000	64,042
					1,909,673
Total corporate bonds and notes (Cost $60,032,551)					59,456,921
Foreign corporate bonds and notes: 13.65%
Basic materials: 0.26%
Mining: 0.26%
Anglo American Capital plc	4.75	9-21-2032	EUR	600,000	678,963
Communications: 2.54%
Advertising: 0.36%
WPP Finance Deutschland GmbH	1.63	3-23-2030	EUR	1,000,000	959,932
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Income Plus Fund | 15

Consolidated portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Media: 0.25%
Tele Columbus AG (PIK at 10%)144A¥	10.00%	3-19-2029	EUR	517,093	$382,696
Ziggo Bond Co. BV144A	3.38	2-28-2030	EUR	300,000	275,764
					658,460
Telecommunications: 1.93%
British Telecommunications PLC (UK Gilts 5 Year+3.82%)±	8.38	12-20-2083	GBP	500,000	672,802
Chorus Ltd.	3.63	9-7-2029	EUR	500,000	540,238
Eutelsat SA	1.50	10-13-2028	EUR	500,000	401,548
Koninklijke KPN NV	3.88	7-3-2031	EUR	800,000	887,916
SES SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.19%)ʊ±	2.88	5-27-2026	EUR	575,000	586,220
Telecom Italia S.p.A.	1.63	1-18-2029	EUR	1,000,000	926,697
Telefonica Emisiones SA	4.18	11-21-2033	EUR	1,000,000	1,119,965
					5,135,386
Consumer, cyclical: 2.15%
Auto manufacturers: 0.30%
Volkswagen Leasing GmbH	0.38	7-20-2026	EUR	800,000	800,567
Auto parts & equipment: 0.43%
Forvia SE	7.25	6-15-2026	EUR	416,000	470,681
Goodyear Europe BV	2.75	8-15-2028	EUR	700,000	678,731
					1,149,412
Distribution/wholesale: 0.42%
Azelis Finance NV144A	5.75	3-15-2028	EUR	1,000,000	1,108,622
Entertainment: 0.75%
Cirsa Finance International Sarl144A	10.38	11-30-2027	EUR	675,000	784,661
International Game Technology PLC144A	3.50	6-15-2026	EUR	350,000	372,864
Universal Music Group NV	4.00	6-13-2031	EUR	750,000	836,402
					1,993,927
Leisure time: 0.25%
Pinnacle Bidco PLC144A	10.00	10-11-2028	GBP	500,000	657,901
Consumer, non-cyclical: 2.15%
Agriculture: 0.28%
BAT International Finance PLC	2.25	1-16-2030	EUR	750,000	742,690
Commercial services: 1.00%
Prosegur Cash SA	1.38	2-4-2026	EUR	400,000	412,854
Rentokil Initial Finance BV	3.88	6-27-2027	EUR	1,100,000	1,199,127
Transurban Finance Co. Pty Ltd.	4.23	4-26-2033	EUR	750,000	844,353
Verisure Holding AB144A	9.25	10-15-2027	EUR	175,000	201,778
					2,658,112
The accompanying notes are an integral part of these consolidated financial statements.
16 | Allspring Income Plus Fund

Consolidated portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Food: 0.60%
Iceland Bondco PLC144A	4.38%	5-15-2028	GBP	1,000,000	$1,066,542
Sigma Holdco BV144A	5.75	5-15-2026	EUR	500,000	507,674
					1,574,216
Pharmaceuticals: 0.27%
Bayer AG (EURIBOR ICE Swap Rate 11:00am+2.65%)±	2.38	11-12-2079	EUR	700,000	723,968
Energy: 0.27%
Oil & gas: 0.27%
Aker BP ASA	1.13	5-12-2029	EUR	750,000	715,027
Financial: 3.44%
Banks: 2.34%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75	9-22-2027	EUR	500,000	506,385
Banco de Credito Social Cooperativo SA (EURIBOR ICE Swap Rate 11:00am+4.27%)±	7.50	9-14-2029	EUR	400,000	475,990
Banco de Sabadell SA (EURIBOR ICE Swap Rate 11:00am+2.40%)±	5.50	9-8-2029	EUR	500,000	568,108
BPER Banca (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+4.08%)±	3.63	11-30-2030	EUR	650,000	688,455
CaixaBank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.55%)±	6.25	2-23-2033	EUR	800,000	913,315
Commerzbank AG (3 Month EURIBOR+2.10%)±	4.63	1-17-2031	EUR	1,000,000	1,105,392
Deutsche Bank AG (3 Month EURIBOR+2.95%)±	5.00	9-5-2030	EUR	700,000	784,045
Intesa Sanpaolo SpA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+7.19%)ʊ±	7.75	1-11-2027	EUR	300,000	335,142
KBC Group NV (EURIBOR ICE Swap Rate 11:00am+4.93%)ʊ±	8.00	9-5-2028	EUR	400,000	461,208
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+1.60%)±	1.38	6-17-2033	EUR	400,000	357,181
					6,195,221
Insurance: 0.46%
NN Group NV (3 Month EURIBOR+4.20%)±	5.25	3-1-2043	EUR	600,000	670,895
Sampo (3 Month EURIBOR+3.60%)±	2.50	9-3-2052	EUR	600,000	559,133
					1,230,028
Real estate: 0.47%
Aedas Homes Opco SLU144A	4.00	8-15-2026	EUR	500,000	530,220
Castellum AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.45%)ʊ±	3.13	12-2-2026	EUR	750,000	710,018
					1,240,238
REITS: 0.17%
Unibail Rodamco Westfield (EURIBOR ICE Swap Rate 11:00am+4.00%)ʊ±	7.25	7-3-2028	EUR	400,000	456,906
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Income Plus Fund | 17

Consolidated portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Government securities: 0.28%
Multi-national: 0.28%
Asian Development Bank	6.20%	10-6-2026	INR	18,450,000	$218,387
International Finance Corp.	6.30	11-25-2024	INR	45,000,000	537,262
					755,649
Industrial: 1.28%
Engineering & construction: 0.62%
Bouygues SA	4.63	6-7-2032	EUR	1,000,000	1,168,295
Cellnex Finance Co. SA	2.00	9-15-2032	EUR	500,000	471,645
					1,639,940
Environmental control: 0.35%
Derichebourg S.A.	2.25	7-15-2028	EUR	950,000	941,429
Machinery-diversified: 0.12%
Novafives SAS	5.00	6-15-2025	EUR	300,000	320,418
Packaging & containers: 0.19%
Canpack SA/Canpack U.S. LLC144A	2.38	11-1-2027	EUR	500,000	498,591
Utilities: 1.28%
Electric: 0.70%
Enel Finance International NV	0.50	6-17-2030	EUR	750,000	684,013
Energia Group Roi Financeco DAC144A	6.88	7-31-2028	EUR	500,000	557,404
RWE AG	2.75	5-24-2030	EUR	600,000	620,338
					1,861,755
Gas: 0.20%
Snam SpA	0.63	6-30-2031	EUR	590,000	522,962
Water: 0.38%
Thames Water Utilities Finance	4.38	1-18-2031	EUR	1,000,000	999,089
Total foreign corporate bonds and notes (Cost $37,046,807)					36,219,409
Foreign government bonds: 14.03%
Australia: 1.99%
Australia	2.75	11-21-2028	AUD	4,210,000	2,642,879
Australia##	3.00	11-21-2033	AUD	4,395,000	2,643,456
					5,286,335
Brazil: 2.48%
Brazil¤	0.00	7-1-2024	BRL	10,500,000	2,043,807
Brazil¤	0.00	10-1-2025	BRL	11,750,000	2,031,164
Brazil	10.00	1-1-2027	BRL	12,250,000	2,490,701
					6,565,672
France: 2.00%
French Republic144A##	0.75	2-25-2028	EUR	5,295,000	5,310,955
The accompanying notes are an integral part of these consolidated financial statements.
18 | Allspring Income Plus Fund

Consolidated portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Indonesia: 0.32%
Indonesia	6.50%	6-15-2025	IDR	13,500,000,000	$852,744
Malaysia: 1.49%
Malaysia##	3.88	3-14-2025	MYR	18,555,000	3,940,762
Spain: 2.15%
Spain¤##	0.00	1-31-2028	EUR	5,895,000	5,714,298
United Kingdom: 3.60%
U.K. Gilts##	3.25	1-31-2033	GBP	7,940,000	9,558,066
Total foreign government bonds (Cost $37,413,223)					37,228,832

	Shares
Investment companies: 1.70%
Exchange-traded funds: 1.70%
SPDR Portfolio High Yield Bond ETF	61,701	1,447,505
VanEck J. P. Morgan EM Local Currency Bond ETF	46,200	1,132,362
Xtrackers USD High Yield Corporate Bond ETF	54,208	1,935,768
Total investment companies (Cost $4,646,117)		4,515,635

			Principal
Loans: 0.94%
Communications: 0.06%
Media: 0.06%
DirecTV Financing LLC (U.S. SOFR 1 Month+5.00%)±	10.44	8-2-2027	$150,296	150,359
Consumer, cyclical: 0.41%
Airlines: 0.26%
AAdvantage Loyalty IP Ltd. (U.S. SOFR 3 Month+4.75%)±	10.33	4-20-2028	226,100	234,547
Mileage Plus Holdings LLC (U.S. SOFR 3 Month+5.25%)±	10.73	6-21-2027	438,750	451,263
				685,810
Retail: 0.15%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	8.82	3-3-2028	450,000	415,463
Consumer, non-cyclical: 0.34%
Commercial services: 0.34%
Geo Group, Inc. (U.S. SOFR 1 Month+6.88%)±	12.21	3-23-2027	505,729	519,258
MPH Acquisition Holdings LLC (U.S. SOFR 3 Month+4.25%)±	9.85	9-1-2028	255,457	246,408
PECF USS Intermediate Holding III Corp. (U.S. SOFR 3 Month+4.25%)±	9.82	12-15-2028	198,477	150,521
				916,187
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Income Plus Fund | 19

Consolidated portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financial: 0.13%
Insurance: 0.13%
Asurion LLC (U.S. SOFR 1 Month+5.25%)±	10.69%	1-31-2028	$375,000	$336,562
Total loans (Cost $2,489,893)				2,504,381
Municipal obligations: 0.01%
Illinois: 0.01%
GO revenue: 0.01%
City of Chicago Taxable Project Series E	6.05	1-1-2029	35,000	35,059
Total municipal obligations (Cost $35,843)				35,059
Non-agency mortgage-backed securities: 4.52%
Brean Asset-Backed Securities Trust Series 2021-RM2 Class A144A±±	1.75	10-25-2061	849,200	756,034
BX Trust Series 2019-OC11 Class D144A±±	3.94	12-9-2041	500,000	440,612
BX Trust Series 2021-ARIA Class D (U.S. SOFR 1 Month+2.01%)144A±	7.33	10-15-2036	550,000	539,000
BX Trust Series 2022-CLS Class C144A	6.79	10-13-2027	750,000	684,735
CFCRE Commercial Mortgage Trust Series 2016-C7 Class AM	4.16	12-10-2054	400,000	375,655
COLT Mortgage Loan Trust Series 2022-7 Class A1144A±±	5.16	4-25-2067	389,347	383,316
FREMF Mortgage Trust Series 2020-KF76 Class B (30 Day Average U.S. SOFR+2.86%)144A±	8.18	1-25-2030	164,262	154,043
GS Mortgage Securities Corp. Trust Series 2018-LUAU Class B (U.S. SOFR 1 Month+1.70%)144A±	7.02	11-15-2032	1,600,000	1,584,000
Hudsons Bay Simon JV Trust Series 2015-HB10 Class A10144A	4.15	8-5-2034	535,000	500,522
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A3144A±±	4.43	5-25-2067	1,130,000	940,955
JP Morgan Mortgage Trust Series 2017-6 Class B5144A±±	3.78	12-25-2048	426,227	316,522
Med Trust Series 2021-MDLN Class B (U.S. SOFR 1 Month+1.56%)144A±	6.89	11-15-2038	995,224	992,425
MFA Trust Series 2020-NQM3 Class M1144A±±	2.65	1-26-2065	1,000,000	837,182
MFA Trust Series 2021-NQM1 Class A1144A±±	1.15	4-25-2065	73,829	67,081
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	1,195,000	1,046,474
Residential Mortgage Loan Trust Series 2019-3 Class A3144A±±	3.04	9-25-2059	81,487	79,144
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE Class D144A±±	4.39	1-5-2043	700,000	397,258
TRK Trust Series 2021-INV2 Class A2144A±±	2.12	11-25-2056	742,170	631,510
Verus Securitization Trust Series 2021-2 Class A1144A±±	1.03	2-25-2066	77,106	66,493
Verus Securitization Trust Series 2021-8 Class A2144A±±	2.29	11-25-2066	1,082,972	909,260
Verus Securitization Trust Series 2021-R3 Class A2144A±±	1.28	4-25-2064	314,447	279,482
Total non-agency mortgage-backed securities (Cost $13,301,942)				11,981,703
The accompanying notes are an integral part of these consolidated financial statements.
20 | Allspring Income Plus Fund

Consolidated portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities: 9.03%
U.S. Treasury Bonds##	1.88%	11-15-2051	$605,000	$362,362
U.S. Treasury Bonds##	2.25	2-15-2052	3,235,000	2,127,897
U.S. Treasury Bonds##	2.38	5-15-2051	45,000	30,549
U.S. Treasury Bonds##	3.00	2-15-2049	150,000	116,947
U.S. Treasury Bonds##	4.00	11-15-2052	35,000	32,907
U.S. Treasury Bonds##	4.75	11-15-2053	1,520,000	1,622,600
U.S. Treasury Notes##	4.00	1-31-2029	3,720,000	3,681,637
U.S. Treasury Notes##	4.00	2-15-2034	110,000	108,178
U.S. Treasury Notes##	4.25	12-31-2025	12,000,000	11,901,094
U.S. Treasury Notes##	4.25	1-31-2026	4,000,000	3,968,438
Total U.S. Treasury securities (Cost $24,750,207)				23,952,609

	Expiration date	Shares
Warrants: 0.00%
Consumer staples: 0.00%
Consumer staples distribution & retail : 0.00%
Casino Guichard Perrachon SA♦†	4-27-2029	128,399	1,662
Total warrants (Cost $0)			1,662

		Maturity date	Principal
Yankee corporate bonds and notes: 11.04%
Basic materials: 0.22%
Chemicals: 0.22%
Braskem Netherlands Finance BV144A	7.25	2-13-2033	$600,000	577,149
Communications: 0.17%
Internet: 0.17%
Prosus NV144A	4.03	8-3-2050	700,000	445,813
Consumer, cyclical: 1.00%
Airlines: 0.18%
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	9.50	6-1-2028	550,000	467,672
Auto manufacturers: 0.09%
Aston Martin Capital Holdings Ltd.144A	10.00	3-31-2029	250,000	254,542
Leisure time: 0.73%
Carnival Corp.144A	6.00	5-1-2029	250,000	246,677
Carnival Corp.144A	10.50	6-1-2030	600,000	656,257
Royal Caribbean Cruises Ltd.144A	6.25	3-15-2032	1,035,000	1,043,239
				1,946,173
Consumer, non-cyclical: 0.56%
Beverages: 0.35%
Coca-Cola Icecek AS144A	4.50	1-20-2029	1,000,000	932,660
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Income Plus Fund | 21

Consolidated portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pharmaceuticals: 0.21%
Teva Pharmaceutical Finance Netherlands III BV	8.13%	9-15-2031	$500,000	$548,400
Energy: 0.98%
Oil & gas: 0.51%
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	720,000	747,753
BP Capital Markets PLC (5 Year Treasury Constant Maturity+4.40%)ʊ±	4.88	3-22-2030	425,000	405,459
Petroleos Mexicanos	6.70	2-16-2032	250,000	207,910
				1,361,122
Pipelines: 0.47%
Enbridge, Inc. Series 20-A (5 Year Treasury Constant Maturity+5.31%)±	5.75	7-15-2080	1,310,000	1,239,782
Financial: 7.13%
Banks: 6.15%
Banco do Brasil SA/Cayman144A	6.00	3-18-2031	650,000	650,813
Banco Industrial SA (5 Year Treasury Constant Maturity+4.44%)144A±	4.88	1-29-2031	500,000	476,505
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.64%)144Aʊ±	5.88	1-24-2027	750,000	714,755
Banco Nacional de Comercio Exterior SNC (5 Year Treasury Constant Maturity+2.00%)144A±	2.72	8-11-2031	650,000	586,332
Bank of Ireland Group PLC (U.S. SOFR+1.62%)144A±	5.60	3-20-2030	500,000	499,380
Barclays PLC (U.S. SOFR+2.42%)±	6.04	3-12-2055	655,000	681,953
BBVA Bancomer SA (5 Year Treasury Constant Maturity+4.31%)144A±	5.88	9-13-2034	500,000	473,183
BNP Paribas SA (5 Year Treasury Constant Maturity+4.90%)144Aʊ±	7.75	8-16-2029	600,000	614,210
Credit Agricole SA (USD Swap Semi Annual (vs. 3Month LIBOR) 5 Year+6.19%)144Aʊ±	8.13	12-23-2025	1,310,000	1,336,200
Danske Bank AS (1 Year Treasury Constant Maturity+1.75%)144A±	4.30	4-1-2028	1,300,000	1,254,362
Federation des Caisses Desjardins du Quebec144A	5.70	3-14-2028	1,300,000	1,319,765
HSBC Holdings PLC (U.S. SOFR+1.97%)±	6.16	3-9-2029	895,000	919,575
Intesa Sanpaolo SpA144A	5.71	1-15-2026	635,000	629,480
Intesa Sanpaolo SpA144A	7.20	11-28-2033	500,000	538,581
Lloyds Banking Group PLC (5 Year Treasury Constant Maturity+4.82%)ʊ±	6.75	6-27-2026	700,000	691,602
Macquarie Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±	3.05	3-3-2036	350,000	289,359
National Australia Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±	3.35	1-12-2037	1,310,000	1,107,963
NatWest Group PLC (5 Year Treasury Constant Maturity+5.63%)ʊ±	6.00	12-29-2025	600,000	585,895
Societe Generale SA (1 Year Treasury Constant Maturity+3.20%)144A±	6.22	6-15-2033	1,310,000	1,312,549
UBS Group AG (1 Year Treasury Constant Maturity+1.77%)144A±	5.70	2-8-2035	700,000	703,542
The accompanying notes are an integral part of these consolidated financial statements.
22 | Allspring Income Plus Fund

Consolidated portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88%	2-12-2027	$400,000	$367,287
Unicredit SpA (5 Year Treasury Constant Maturity+4.75%)144A±	5.46	6-30-2035	600,000	563,432
				16,316,723
Diversified financial services: 0.28%
Castlelake Aviation Finance DAC144A	5.00	4-15-2027	375,000	361,181
CI Financial Corp.	4.10	6-15-2051	545,000	340,435
Unifin Financiera SAB de CV144A	9.88	1-28-2029	600,000	39,750
				741,366
Insurance: 0.31%
Fairfax Financial Holdings Ltd.144A	6.35	3-22-2054	240,000	244,825
Swiss Re Finance Luxembourg SA (5 Year Treasury Constant Maturity+3.58%)144A±	5.00	4-2-2049	600,000	582,000
				826,825
Private equity: 0.39%
Brookfield Finance, Inc.	6.35	1-5-2034	985,000	1,047,852
Government securities: 0.08%
Multi-national: 0.08%
African Export-Import Bank144A	3.80	5-17-2031	260,000	220,740
Industrial: 0.43%
Engineering & construction: 0.07%
CIMIC Finance USA Pty Ltd.144A	7.00	3-25-2034	185,000	189,958
Machinery-diversified: 0.17%
TK Elevator Holdco GmbH144A	7.63	7-15-2028	450,000	441,194
Trucking & leasing: 0.19%
SMBC Aviation Capital Finance DAC144A	5.45	5-3-2028	500,000	501,411
Technology: 0.17%
Semiconductors: 0.17%
Renesas Electronics Corp.144A	2.17	11-25-2026	500,000	457,117
Utilities: 0.30%
Electric: 0.30%
Comision Federal de Electricidad144A	3.35	2-9-2031	260,000	217,013
Comision Federal de Electricidad144A	3.88	7-26-2033	700,000	571,865
				788,878
Total yankee corporate bonds and notes (Cost $30,312,297)				29,305,377
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Income Plus Fund | 23

Consolidated portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee government bonds: 3.21%
Argentina: 0.20%
Provincia de Cordoba144Aøø	6.88%	12-10-2025	$169,652	$146,573
Provincia de Cordoba144Aøø	6.88	2-1-2029	557,619	378,866
				525,439
Bahamas: 0.26%
Bahamas144A	6.00	11-21-2028	785,000	704,134
Benin: 0.48%
Benin144A	7.96	2-13-2038	1,300,000	1,264,211
Bermuda: 0.09%
Bermuda144A	5.00	7-15-2032	260,000	250,120
Colombia: 0.41%
Colombia	7.50	2-2-2034	550,000	561,771
Colombia	8.00	11-14-2035	500,000	524,913
				1,086,684
Dominican Republic: 0.29%
Dominican Republic144A	4.50	1-30-2030	200,000	181,986
Dominican Republic144A	4.88	9-23-2032	200,000	179,055
Dominican Republic144A	5.50	2-22-2029	200,000	193,902
Dominican Republic144A	7.05	2-3-2031	200,000	206,929
				761,872
Israel: 0.29%
Israel	5.75	3-12-2054	800,000	765,776
Ivory Coast: 0.33%
Ivory Coast144A	8.25	1-30-2037	880,000	881,760
Kenya: 0.16%
Kenya144A	8.25	2-28-2048	500,000	429,100
Oman: 0.12%
Oman144A	6.25	1-25-2031	300,000	310,089
Panama: 0.27%
Panama	2.25	9-29-2032	1,000,000	713,202
Romania: 0.06%
Romania144A	6.38	1-30-2034	155,000	157,006
Senegal: 0.25%
Senegal144A	6.25	5-23-2033	800,000	680,093
Total yankee government bonds (Cost $8,569,763)				8,529,486
The accompanying notes are an integral part of these consolidated financial statements.
24 | Allspring Income Plus Fund

Consolidated portfolio of investments—March 31, 2024 (unaudited)

	Yield	Shares	Value
Short-term investments: 8.06%
Investment companies: 5.05%
Allspring Government Money Market Fund Select Class♠∞*##	5.25%	13,396,200	$13,396,200

			Maturity date	Principal
U.S. Treasury securities: 3.01%
U.S. Treasury Bills☼		2.61	4-2-2024	$4,000,000	3,999,420
U.S. Treasury Bills☼		4.66	4-9-2024	4,000,000	3,995,341
					7,994,761
Total short-term investments (Cost $21,390,969)					21,390,961
Total investments in securities (Cost $326,692,701)	120.92%				320,918,272
Other assets and liabilities, net	(20.92)				(55,518,226)
Total net assets	100.00%				$265,400,046

%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
‡	Security is valued using significant unobservable inputs.
†	Non-income-earning security
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
¤	The security is issued in zero coupon form with no periodic interest payments.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

##	All or a portion of this security is segregated as collateral for when-issued securities.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
*	A portion of the holding represents an investment held in Income Plus Special Investment (Cayman) Ltd., the consolidated entity.
☼	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:
AUD	Australian dollar
BRL	Brazilian real
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
GO	General obligation
IDR	Indonesian rupiah
INR	Indian rupee
LIBOR	London Interbank Offered Rate
MYR	Malaysian ringgit
NPFGC	National Public Finance Guarantee Corporation
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Income Plus Fund | 25

Consolidated portfolio of investments—March 31, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$9,086,155	$143,816,937	$(139,506,892)	$0	$0	$13,396,200	13,396,200	$374,823
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	1,644,660	AUD	2,400,000	Morgan Stanley, Inc.	4-2-2024	$80,700	$0
USD	650,760	AUD	990,000	Morgan Stanley, Inc.	4-2-2024	5,626	0
USD	242,150	AUD	370,000	Morgan Stanley, Inc.	4-2-2024	1,039	0
USD	560,270	AUD	850,000	Morgan Stanley, Inc.	4-2-2024	6,367	0
AUD	4,610,000	USD	3,011,602	Morgan Stanley, Inc.	4-2-2024	0	(7,496)
USD	22,349,286	EUR	20,364,000	Citibank N.A	4-2-2024	379,587	0
USD	1,430,776	EUR	1,300,000	Citibank N.A	4-2-2024	28,272	0
USD	989,698	EUR	900,000	Citibank N.A	4-2-2024	18,733	0
USD	903,604	EUR	830,000	Citibank N.A	4-2-2024	8,159	0
USD	2,378,069	EUR	2,185,000	Citibank N.A	4-2-2024	20,782	0
USD	2,128,298	EUR	1,950,000	Citibank N.A	4-2-2024	24,541	0
EUR	830,000	USD	903,157	Citibank N.A	4-2-2024	0	(7,711)
USD	2,913,381	EUR	2,700,000	Citibank N.A	4-2-2024	486	0
USD	1,245,727	EUR	1,150,000	Citibank N.A	4-2-2024	5,049	0
USD	641,167	EUR	590,000	Citibank N.A	4-2-2024	4,646	0
USD	12,849,943	EUR	11,800,000	Citibank N.A	4-2-2024	119,514	0
USD	3,054,290	EUR	2,800,000	Citibank N.A	4-2-2024	33,510	0
USD	642,543	EUR	590,000	Citibank N.A	4-2-2024	6,022	0
EUR	46,329,000	USD	50,335,532	Citibank N.A	4-2-2024	0	(353,495)
USD	8,512,465	GBP	6,726,000	Citibank N.A	4-2-2024	23,246	0
USD	633,402	GBP	500,000	Citibank N.A	4-2-2024	2,327	0
USD	2,271,996	GBP	1,780,000	Citibank N.A	4-2-2024	25,369	0
GBP	9,006,000	USD	11,452,528	Citibank N.A	4-2-2024	0	(85,607)
USD	512,715	IDR	7,950,000,000	Morgan Stanley, Inc.	4-2-2024	11,296	0
IDR	7,950,000,000	USD	505,983	Morgan Stanley, Inc.	4-2-2024	0	(4,564)
JPY	48,000,000	USD	339,432	Citibank N.A	4-2-2024	0	(22,349)
USD	318,655	JPY	48,000,000	Citibank N.A	4-2-2024	1,573	0
USD	1,566,524	MYR	7,300,000	Morgan Stanley, Inc.	4-2-2024	24,162	0
USD	858,942	MYR	4,025,000	Morgan Stanley, Inc.	4-2-2024	8,530	0
MYR	11,325,000	USD	2,393,786	Morgan Stanley, Inc.	4-2-2024	0	(1,011)
USD	3,018,946	AUD	4,610,000	Morgan Stanley, Inc.	6-28-2024	7,624	0
USD	50,494,209	EUR	46,329,000	Citibank N.A	6-28-2024	337,044	0
EUR	625,000	USD	683,898	Citibank N.A	6-28-2024	0	(7,255)
USD	11,454,166	GBP	9,006,000	Citibank N.A	6-28-2024	82,142	0
USD	630,318	GBP	495,000	Citibank N.A	6-28-2024	5,274	0
USD	504,650	IDR	7,950,000,000	Morgan Stanley, Inc.	6-28-2024	4,395	0
JPY	48,000,000	USD	322,889	Citibank N.A	6-28-2024	0	(1,580)
The accompanying notes are an integral part of these consolidated financial statements.
26 | Allspring Income Plus Fund

Consolidated portfolio of investments—March 31, 2024 (unaudited)

Forward foreign currency contracts (continued)
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	2,399,975	MYR	11,325,000	Morgan Stanley, Inc.	6-28-2024	$0	$(5,962)
USD	1,555,858	MYR	7,350,000	Morgan Stanley, Inc.	6-28-2024	0	(5,610)
						$1,276,015	$(502,640)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	199	6-28-2024	$40,737,790	$40,692,391	$0	$(45,399)
5-Year U.S. Treasury Notes	88	6-28-2024	9,451,203	9,417,375	0	(33,828)
Short
10-Year Euro BUND Index	(42)	6-6-2024	(6,034,559)	(6,043,674)	0	(9,115)
2-Year Euro SCHATZ	(41)	6-6-2024	(4,678,446)	(4,675,412)	3,034	0
5-Year Euro-BOBL Futures	(72)	6-6-2024	(9,176,675)	(9,185,328)	0	(8,653)
10-Year Japanese Bond	(13)	6-13-2024	(12,490,752)	(12,509,645)	0	(18,893)
Ultra 10-Year U.S. Treasury Notes	(83)	6-18-2024	(9,443,020)	(9,512,578)	0	(69,558)
					$3,034	$(185,446)
Centrally cleared credit default swap contracts
Reference index	Fixed rate received	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Buy Protection
Markit CDX.NA.IG.S42 *	1.00%	Quarterly	6-20-2029	USD	10,000,000	$228,993	$226,824	$2,169	$0
Markit iTraxx Europe Crossover S40 *	5.00	Quarterly	12-20-2028	EUR	4,875,000	410,730	266,344	144,386	0
Markit iTraxx Europe Crossover S41 *	5.00	Quarterly	6-20-2029	EUR	3,000,000	290,819	300,096	0	(9,277)
Sell Protection
Markit CDX Emerging Markets Index S35 *	1.00	Quarterly	6-20-2026	USD	920,000	(2,064)	(11,891)	9,827	0
Markit CDX.NA.HY.S41 *	5.00	Quarterly	12-20-2028	USD	2,386,000	179,189	44,717	134,472	0
Markit iTraxx Europe Subordinated Financial Index S35 *	1.00	Quarterly	6-20-2026	EUR	10,500,000	134,985	(18,837)	153,822	0
								$444,676	$(9,277)

*	A portion of the holding represents an investment held in Income Plus Special Investment (Cayman) Ltd., the consolidated entity.
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Income Plus Fund | 27

Consolidated statement of assets and liabilities—March 31, 2024 (unaudited)
Consolidated financial statements
Consolidated statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $313,296,501)	$307,522,072
Investments in affiliated securities, at value (cost $13,396,200)	13,396,200
Cash	333,057
Cash at broker segregated for futures contracts	1,459,000
Segregated cash for swap contracts	1,621,902
Foreign currency, at value (cost $92,975)	105,092
Receivable for interest	2,823,449
Unrealized gains on forward foreign currency contracts	1,276,015
Receivable for Fund shares sold	1,124,065
Receivable for investments sold	916,887
Receivable for daily variation margin on open futures contracts	7,338
Prepaid expenses and other assets	219,927
Total assets	330,805,004
Liabilities
Payable for when-issued transactions	62,121,305
Payable for investments purchased	1,103,025
Payable for Fund shares redeemed	970,222
Cash due to broker	510,000
Unrealized losses on forward foreign currency contracts	502,640
Payable for daily variation margin on open futures contracts	52,484
Management fee payable	45,511
Administration fees payable	16,977
Payable for daily variation margin on centrally cleared swap contracts	10,055
Trustees’ fees and expenses payable	3,522
Distribution fee payable	591
Accrued expenses and other liabilities	68,626
Total liabilities	65,404,958
Total net assets	$265,400,046
Net assets consist of
Paid-in capital	$280,054,045
Total distributable loss	(14,653,999)
Total net assets	$265,400,046
The accompanying notes are an integral part of these consolidated financial statements.
28 | Allspring Income Plus Fund

Consolidated statement of assets and liabilities—March 31, 2024 (unaudited)
Consolidated statement of assets and liabilities
Computation of net asset value and offering price per share
Net assets–Class A	$14,095,567
Shares outstanding–Class A1	1,609,528
Net asset value per share–Class A	$8.76
Maximum offering price per share – Class A2	$9.13
Net assets–Class C	$908,807
Shares outstanding–Class C1	103,114
Net asset value per share–Class C	$8.81
Net assets–Administrator Class	$534,562
Shares outstanding–Administrator Class[1]	60,445
Net asset value per share–Administrator Class	$8.84
Net assets–Institutional Class	$249,861,110
Shares outstanding–Institutional Class[1]	28,596,339
Net asset value per share–Institutional Class	$8.74
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/96 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Income Plus Fund | 29

Consolidated Statement of operations— six months ended March 31, 2024 (unaudited)
Consolidated statement of operations
Investment income
Interest (net of foreign withholding taxes of $3,024)	$4,723,829
Income from affiliated securities	374,823
Dividends	117,057
Total investment income	5,215,709
Expenses
Management fee	475,773
Administration fees
Class A	12,641
Class C	881
Administrator Class	328
Institutional Class	65,025
Shareholder servicing fees
Class A	21,068
Class C	1,468
Administrator Class	819
Distribution fee
Class C	4,405
Custody and accounting fees	9,934
Professional fees	46,789
Registration fees	19,410
Shareholder report expenses	12,146
Trustees’ fees and expenses	12,465
Other fees and expenses	5,772
Total expenses	688,924
Less: Fee waivers and/or expense reimbursements
Fund-level	(301,304)
Class C	(30)
Administrator Class	(22)
Net expenses	387,568
Net investment income	4,828,141
The accompanying notes are an integral part of these consolidated financial statements.
30 | Allspring Income Plus Fund

Consolidated Statement of operations— six months ended March 31, 2024 (unaudited)
Consolidated statement of operations
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	$(1,941,069)
Foreign currency and foreign currency translations	(185,450)
Forward foreign currency contracts	(800,083)
Futures contracts	(171,998)
Swap contracts	299,142
Net realized losses on investments	(2,799,458)
Net change in unrealized gains (losses) on
Unaffiliated securities	9,606,280
Foreign currency and foreign currency translations	157,576
Forward foreign currency contracts	477,044
Futures contracts	(65,638)
Swap contracts	463,163
Net change in unrealized gains (losses) on investments	10,638,425
Net realized and unrealized gains (losses) on investments	7,838,967
Net increase in net assets resulting from operations	$12,667,108
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Income Plus Fund | 31

Consolidated statement of changes in net assets
Consolidated statement of changes in net assets
	Six months ended March 31, 2024 (unaudited)		Year ended September 30, 2023
Operations
Net investment income		$4,828,141		$7,710,787
Net realized losses on investments		(2,799,458)		(6,271,761)
Net change in unrealized gains (losses) on investments		10,638,425		7,086,881
Net increase in net assets resulting from operations		12,667,108		8,525,907
Distributions to shareholders from
Net investment income and net realized gains
Class A		(535,691)		(663,472)
Class C		(33,692)		(45,475)
Administrator Class		(22,189)		(67,747)
Institutional Class		(5,447,512)		(6,933,269)
Total distributions to shareholders		(6,039,084)		(7,709,963)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	391,857	3,409,683	494,451	4,234,852
Class C	9,114	79,109	33,984	292,830
Administrator Class	1,457	12,850	31,973	280,485
Institutional Class	13,012,480	113,076,162	4,894,170	42,046,540
		116,577,804		46,854,707
Reinvestment of distributions
Class A	62,594	534,628	77,537	661,527
Class C	3,929	33,692	5,297	45,475
Administrator Class	2,580	22,189	7,871	67,747
Institutional Class	634,247	5,418,793	814,378	6,933,211
		6,009,302		7,707,960
Payment for shares redeemed
Class A	(768,977)	(6,704,223)	(314,526)	(2,688,269)
Class C	(57,152)	(499,544)	(17,777)	(153,836)
Administrator Class	(45,807)	(399,898)	(165,034)	(1,434,877)
Institutional Class	(1,760,809)	(15,032,636)	(5,943,514)	(50,890,751)
		(22,636,301)		(55,167,733)
Net increase (decrease) in net assets resulting from capital share transactions		99,950,805		(605,066)
Total increase in net assets		106,578,829		210,878
Net assets
Beginning of period		158,821,217		158,610,339
End of period		$265,400,046		$158,821,217
The accompanying notes are an integral part of these consolidated financial statements.
32 | Allspring Income Plus Fund

Consolidated financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2024 (unaudited)	Year ended September 30
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.43	$8.38	$10.12	$9.64	$9.50	$9.43
Net investment income	0.22 [1]	0.38 [1]	0.28 [1]	0.27	0.29	0.34 [1]
Net realized and unrealized gains (losses) on investments	0.39	0.05	(1.41)	0.51	0.14	0.09
Total from investment operations	0.61	0.43	(1.13)	0.78	0.43	0.43
Distributions to shareholders from
Net investment income	(0.28)	(0.38)	(0.36)	(0.30)	(0.29)	(0.36)
Net realized gains	0.00	0.00	(0.25)	0.00	0.00	0.00
Total distributions to shareholders	(0.28)	(0.38)	(0.61)	(0.30)	(0.29)	(0.36)
Net asset value, end of period	$8.76	$8.43	$8.38	$10.12	$9.64	$9.50
Total return[2]	7.32%	5.14%	(11.77)%	8.18%	4.60%	4.66%
Ratios to average net assets (annualized)
Gross expenses	1.04%	1.09%	1.07%	1.07%	1.08%	1.09%
Net expenses	0.71%	0.81%	0.90%	0.90%	0.90%	0.90%
Net investment income	5.02%	4.44%	3.09%	3.00%	3.43%	3.65%
Supplemental data
Portfolio turnover rate	132%	182%	113%	128%	88%	116%
Net assets, end of period (000s omitted)	$14,096	$16,212	$13,960	$2,667	$1,662	$1,394

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Income Plus Fund | 33

Consolidated financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2024 (unaudited)	Year ended September 30
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.48	$8.42	$10.16	$9.68	$9.49	$9.41
Net investment income	0.18 [1]	0.32 [1]	0.21 [1]	0.22	0.23	0.27
Payment from affiliate	0.00	0.00	0.00	0.00	0.07	0.00
Net realized and unrealized gains (losses) on investments	0.39	0.05	(1.41)	0.49	0.12	0.10
Total from investment operations	0.57	0.37	(1.20)	0.71	0.42	0.37
Distributions to shareholders from
Net investment income	(0.24)	(0.31)	(0.29)	(0.23)	(0.23)	(0.29)
Net realized gains	0.00	0.00	(0.25)	0.00	0.00	0.00
Total distributions to shareholders	(0.24)	(0.31)	(0.54)	(0.23)	(0.23)	(0.29)
Net asset value, end of period	$8.81	$8.48	$8.42	$10.16	$9.68	$9.49
Total return[2]	6.85%	4.45%	(12.38)%[3]	7.36%	4.45%[4]	4.00%
Ratios to average net assets (annualized)
Gross expenses	1.80%	1.83%	1.77%	1.82%	1.83%	1.84%
Net expenses	1.46%	1.56%	1.63%	1.65%	1.65%	1.65%
Net investment income	4.25%	3.68%	2.30%	2.23%	2.67%	2.92%
Supplemental data
Portfolio turnover rate	132%	182%	113%	128%	88%	116%
Net assets, end of period (000s omitted)	$909	$1,248	$1,059	$1,290	$647	$520

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	During the year ended September 30, 2022, the Fund received payments from a service provider which had a 0.10% impact on the total return.
[4]	During the year ended September 30, 2020, the Fund received a payment from an affiliate which had a 0.79% impact on the total return.
The accompanying notes are an integral part of these consolidated financial statements.
34 | Allspring Income Plus Fund

Consolidated financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2024 (unaudited)	Year ended September 30
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.51	$8.45	$10.20	$9.71	$9.56	$9.46
Net investment income	0.22 [1]	0.38 [1]	0.29 [1]	0.29 [1]	0.34 [1]	0.36 [1]
Net realized and unrealized gains (losses) on investments	0.39	0.06	(1.43)	0.51	0.11	0.09
Total from investment operations	0.61	0.44	(1.14)	0.80	0.45	0.45
Distributions to shareholders from
Net investment income	(0.28)	(0.38)	(0.36)	(0.31)	(0.30)	(0.35)
Net realized gains	0.00	0.00	(0.25)	0.00	0.00	0.00
Total distributions to shareholders	(0.28)	(0.38)	(0.61)	(0.31)	(0.30)	(0.35)
Net asset value, end of period	$8.84	$8.51	$8.45	$10.20	$9.71	$9.56
Total return[2]	7.27%	5.24%	(11.77)%	8.31%	4.72%	4.83%
Ratios to average net assets (annualized)
Gross expenses	1.00%	1.01%	1.01%	1.00%	1.02%	1.08%
Net expenses	0.66%	0.72%	0.75%	0.75%	0.75%	0.75%
Net investment income	5.07%	4.46%	2.97%	2.83%	3.61%	3.80%
Supplemental data
Portfolio turnover rate	132%	182%	113%	128%	88%	116%
Net assets, end of period (000s omitted)	$535	$869	$1,921	$7,215	$40	$75

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Income Plus Fund | 35

Consolidated financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2024 (unaudited)	Year ended September 30
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.41	$8.36	$10.10	$9.63	$9.49	$9.42
Net investment income	0.23 [1]	0.40 [1]	0.32	0.33	0.36	0.37 [1]
Net realized and unrealized gains (losses) on investments	0.39	0.06	(1.43)	0.47	0.10	0.09
Total from investment operations	0.62	0.46	(1.11)	0.80	0.46	0.46
Distributions to shareholders from
Net investment income	(0.29)	(0.41)	(0.38)	(0.33)	(0.32)	(0.39)
Net realized gains	0.00	0.00	(0.25)	0.00	0.00	0.00
Total distributions to shareholders	(0.29)	(0.41)	(0.63)	(0.33)	(0.32)	(0.39)
Net asset value, end of period	$8.74	$8.41	$8.36	$10.10	$9.63	$9.49
Total return[2]	7.51%	5.50%	(11.53)%	8.43%	4.96%	5.00%
Ratios to average net assets (annualized)
Gross expenses	0.72%	0.76%	0.74%	0.74%	0.75%	0.75%
Net expenses	0.39%	0.50%	0.60%	0.60%	0.60%	0.60%
Net investment income	5.37%	4.74%	3.33%	3.34%	3.72%	3.97%
Supplemental data
Portfolio turnover rate	132%	182%	113%	128%	88%	116%
Net assets, end of period (000s omitted)	$249,861	$140,492	$141,671	$163,806	$149,722	$153,414

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these consolidated financial statements.
36 | Allspring Income Plus Fund

Notes to consolidated financial statements (unaudited)
Notes to consolidated financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These consolidated financial statements report on the Allspring Income Plus Fund (the “Fund”) which is a diversified series of the Trust.
2.
INVESTMENT IN SUBSIDIARY
The Fund invests in Income Plus Special Investment (Cayman) Ltd. (the “Subsidiary”), a wholly-owned subsidiary incorporated on July 11, 2019 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of March 31, 2024, the Subsidiary had $8,163,507 invested in swap contracts and cash equivalents and had $1,621,902 in cash segregated at the broker for the swap contracts which in the aggregate represented 113.59% of its net assets. The Fund is the sole shareholder of the Subsidiary. As of March 31, 2024, the Fund held $8,614,834 in the Subsidiary, representing 3.35% of the Fund’s net assets prior to consolidation.
The consolidated financial statements of the Fund include the financial results of its wholly-owned subsidiary. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary and the consolidated financial statements include the accounts of the Fund and the Subsidiary. Accordingly, all interfund balances and transactions between the Fund and the Subsidiary have been eliminated in consolidation.
3.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the consolidated financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On March 31, 2024, such fair value pricing was not used in pricing foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports
Allspring Income Plus Fund | 37

Notes to consolidated financial statements (unaudited)
of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Consolidated Statement of Assets and Liabilities.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Consolidated Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Consolidated Statement of Operations.
38 | Allspring Income Plus Fund

Notes to consolidated financial statements (unaudited)
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments and cash deposited is shown as cash segregated for centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are recorded as realized gains (losses) in the Consolidated Statement of Operations when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.Paydown gains and losses are included in interest income.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Allspring Income Plus Fund | 39

Notes to consolidated financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2024, the aggregate cost of all investments for federal income tax purposes was $326,992,452 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$4,543,542
Gross unrealized losses	(9,591,360)
Net unrealized losses	$(5,047,818)
As of September 30, 2023, the Fund had capital loss carryforwards which consisted of $5,166,146 in short-term capital losses and $2,865,403 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
4.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
40 | Allspring Income Plus Fund

Notes to consolidated financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$62,170,803	$0	$62,170,803
Asset-backed securities	0	23,250,863	294,784	23,545,647
Common stocks
Consumer discretionary	74,371	0	0	74,371
Consumer staples	5,416	0	0	5,416
Corporate bonds and notes	0	59,456,921	0	59,456,921
Foreign corporate bonds and notes	0	36,219,409	0	36,219,409
Foreign government bonds	0	37,228,832	0	37,228,832
Investment companies	4,515,635	0	0	4,515,635
Loans	0	2,504,381	0	2,504,381
Municipal obligations	0	35,059	0	35,059
Non-agency mortgage-backed securities	0	11,981,703	0	11,981,703
U.S. Treasury securities	23,952,609	0	0	23,952,609
Warrants
Consumer staples	0	1,662	0	1,662
Yankee corporate bonds and notes	0	29,305,377	0	29,305,377
Yankee government bonds	0	8,529,486	0	8,529,486
Short-term investments
Investment companies	13,396,200	0	0	13,396,200
U.S. Treasury securities	7,994,761	0	0	7,994,761
	49,938,992	270,684,496	294,784	320,918,272
Forward foreign currency contracts	0	1,276,015	0	1,276,015
Futures contracts	3,034	0	0	3,034
Swap contracts	0	444,676	0	444,676
Total assets	$49,942,026	$272,405,187	$294,784	$322,641,997
Liabilities
Forward foreign currency contracts	$0	$502,640	$0	$502,640
Futures contracts	185,446	0	0	185,446
Swap contracts	0	9,277	0	9,277
Total liabilities	$185,446	$511,917	$0	$697,363
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Consolidated  Portfolio of Investments. For futures contracts and centrally cleared swap contracts, the current day’s variation margin is reported on the Consolidated  Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Consolidated Portfolio of Investments.
At March 31, 2024, the Fund did not have transfers into/out of Level 3.
5.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative
Allspring Income Plus Fund | 41

Notes to consolidated financial statements (unaudited)
services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.525%
Next $500 million	0.500
Next $2 billion	0.475
Next $2 billion	0.450
Next $5 billion	0.415
Over $10 billion	0.405
For the six months ended March 31, 2024, the management fee was equivalent to an annual rate of 0.525% of the Fund’s average daily net assets.
The Subsidiary has entered into a separate advisory contract with Allspring Funds Management to manage the investment and reinvestment of its assets in conformity with its investment objectives and restrictions. Under this agreement, the Subsidiary does not pay Allspring Funds Management a fee for its services.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.30% and declining to 0.15% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of March 31, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.71%
Class C	1.46
Administrator Class	0.66
Institutional Class	0.39
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2024, Allspring Funds Distributor received $102 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended March 31, 2024.
42 | Allspring Income Plus Fund

Notes to consolidated financial statements (unaudited)
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended March 31, 2024.
6.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2024 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$275,149,846	$112,223,575	$226,180,860	$41,931,272
7.
DERIVATIVE TRANSACTIONS
During the six months ended March 31, 2024, the Fund entered into futures contracts and forward foreign currency contracts for hedging purpose and entered into swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Fund’s total return.
The volume of the Fund’s derivative activity during the six months ended March 31, 2024 was as follows:
Forward foreign currency contracts
Average contract amounts to buy	$11,120,336
Average contract amounts to sell	54,570,690
Futures contracts
Average notional balance on long futures	$51,982,080
Average notional balance on short futures	18,701,968
Swap contracts
Average notional balance	$21,138,429
The credit default swap transactions may contain provisions for early termination in the event the net assets of the Fund declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collateralization of the derivative transactions in net liability positions.
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
Allspring Income Plus Fund | 43

Notes to consolidated financial statements (unaudited)
The fair value of derivative instruments as of March 31, 2024 by primary risk type was as follows for the Fund:
	Interest rate risk	Credit risk	Foreign currency risk	Total
Asset derivatives
Forward foreign currency contracts	$0	$0	$1,276,015	$1,276,015
Futures contracts	3,034 *	0	0	3,034
Swap contracts	0	444,676 *	0	444,676
	$3,034	$444,676	$1,276,015	$1,723,725
Liability derivatives
Forward foreign currency contracts	$0	$0	$502,640	$502,640
Futures contracts	185,446 *	0	0	185,446
Swap contracts	0	9,277 *	0	9,277
	$185,446	$9,277	$502,640	$697,363

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Consolidated  Portfolio of Investments. For futures contracts and centrally cleared swap contracts, only the current day’s variation margin as of March 31, 2024 is reported separately on the Consolidated  Statement of Assets and
Liabilities.

The effect of derivative instruments on the Consolidated Statement of Operations for the March 31, 2024 was as follows:
	INTEREST RATE RISK	Credit risk	Foreign currency risk	TOTAL
Net realized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$(800,083)	$(800,083)
Futures contracts	(171,998)	0	0	(171,998)
Swap contracts	0	299,142	0	299,142
	$(171,998)	$299,142	$(800,083)	$(672,939)
Net change in unrealized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$477,044	$477,044
Futures contracts	(65,638)	0	0	(65,638)
Swap contracts	0	463,163	0	463,163
	$(65,638)	$463,163	$477,044	$874,569
For certain types of derivative transactions, the Fund  has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund  to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund  under ISDA Master Agreements or similar agreements, if any, are reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Consolidated Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Consolidated Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Consolidated Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of assets in the Consolidated Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Citibank N.A	$1,126,276	$(477,997)	$0	$648,279
Morgan Stanley, Inc.	149,739	(24,643)	0	125,096
44 | Allspring Income Plus Fund

Notes to consolidated financial statements (unaudited)

Counterparty	Gross amounts of liabilities in the Consolidated Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount of liabilities
Citibank N.A	$477,997	$(477,997)	$0	$0
Morgan Stanley, Inc.	24,643	(24,643)	0	0
8.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended March 31, 2024, there were no borrowings by the Fund under the agreement.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Income Plus Fund | 45

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

46 | Allspring Income Plus Fund

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 100 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

Allspring Income Plus Fund | 47

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

48 | Allspring Income Plus Fund

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Income Plus Fund | 49

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-04032024-ydo1kk8c 05-24
SAR3365 03-24

Allspring Index Asset Allocation Fund
Semi-Annual Report
March 31, 2024

The views expressed and any forward-looking statements are as of March 31, 2024, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Index Asset Allocation Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Index Asset Allocation Fund for the six-month period that ended March 31, 2024. Globally, stocks and bonds had positive returns for the period. However, markets were volatile as investors focused on persistently high inflation and the impact of aggressive central bank rate hikes. Riskier assets rallied as investors anticipated an end to the tight monetary policy.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 23.48%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 14.90% while the MSCI EM Index (Net) (USD),3 returned 10.42%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 5.99%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 5.71%, the Bloomberg Municipal Bond Index6 returned 7.48%, and the ICE BofA U.S. High Yield Index7 gained 8.68%.
Investors remained focused on central bank monetary policies.
The period began with a tough month for financial markets overall in October. Key global and domestic indexes all were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict—and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter gross domestic product (GDP) growth was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter.
The broad year-end rally among stocks and bonds that began in November continued through December as investors became more confident that monetary policy would ease in 2024. Supporting the bubbly market mood were a series of reports confirming lower inflationary trends in the U.S. and Europe. During the period, it appeared more likely that the U.S. economy could achieve a soft landing, cooling enough to lower inflation without the pain of a recession. However, by year-end, an expectations gap developed. Capital markets priced in a total of 1.50 percentage points in federal funds rate cuts in 2024—twice as much as the three cuts of 0.25% hinted at by Fed officials.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. Returns shown are net of transaction costs beginning on July 1, 2022. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
2 | Allspring Index Asset Allocation Fund

Letter to shareholders (unaudited)
Financial market performance was mixed in January 2024 as U.S. stocks had modest gains while non-U.S. equities, particularly those in emerging markets, and fixed income assets were held back by central bank pushback on market optimism over rate cuts. Overall, optimism was supported by indications of a soft landing for the U.S. economy. Key data included a surprisingly strong gain of 353,000 jobs in January, an unemployment rate of just 3.7%, and a rise of just 3.1% in the CPI in January. However, that resilience helped push back expectations of a rate cut in March to a more likely second quarter initial move.
In February, stocks were supported by positive economic data and strong corporate earnings. However, fixed income investments were under pressure as resilient inflation led to lowered expectations on the timing of interest rate cuts. The S&P 500 Index had solid monthly gains along with emerging market equities, which benefited from a rebound in China.
The first quarter of 2024 closed with ongoing stock market momentum and a more muted sense of confidence in fixed income markets as investors adjusted to the prospect of greater-than-expected economic strength. On the flip side of that is that expectations on the timing of a long-anticipated initial Fed rate cut were pushed back from March to June and then beyond. Additionally, the number of quarter-point rate cuts forecast by the market fell from six as projected in December 2023 to two to three cuts by the end of March.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers a wide variety of mutual funds spanning many asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
“ The first quarter of 2024 closed with ongoing stock market momentum and a more muted sense of confidence in fixed income markets as investors adjusted to the prospect of greater-than-expected economic strength. ”
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Allspring Index Asset Allocation Fund | 3

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

4 | Allspring Index Asset Allocation Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks long-term total return, consisting of capital appreciation and current income.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers
Manjunath Boraiah, Petros N. Bocray, CFA, FRM, John R. Campbell, CFA, Travis L. Keshemberg, CFA, CIPM,
FRM, David Kowalske, Jr.†, David Neal, CFA, Nick Toporkov, Ph.D., CFA, Robert M. Wicentowski, CFA, Limin
Xiao, Ph.D., CFA

Average annual total returns (%) as of March 31, 2024
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (SFAAX)	11-13-1986	10.54	7.37	7.65	17.28	8.65	8.29	1.12	1.07
Class C (WFALX)	4-1-1998	15.40	7.83	7.64	16.40	7.83	7.64	1.87	1.82
Administrator Class (WFAIX)	11-8-1999	–	–	–	17.47	8.83	8.49	1.05	0.90
Institutional Class (WFATX)[3]	10-31-2016	–	–	–	17.64	8.99	8.62	0.80	0.75
Russell 3000® Index[4]	–	–	–	–	29.29	14.34	12.33	–	–
Bloomberg U.S. Aggregate Bond Index[5]	–	–	–	–	1.70	0.36	1.54	–	–
Index Asset Allocation Blended Index[6]	–	–	–	–	17.23	9.18	9.06	–	–
S&P 500 Index[7]	–	–	–	–	29.88	15.05	12.96	–	–
Bloomberg U.S. Treasury Index[8]	–	–	–	–	0.05	-0.08	1.03	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through January 31, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.07% for Class A, 1.82% for Class C, 0.90% for Administrator Class and 0.75% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers)
as stated in the prospectuses.

[3]
Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.

[4]
The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[5]
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.–dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[6]
Source:  Allspring Funds Management, LLC. Index Asset Allocation Blended Index is composed 60% of the S&P 500 Index and 40% of the Bloomberg U.S. Treasury Index.
Prior to April 1, 2015, the Index Asset Allocation Blended Index was composed 60% of the S&P 500 Index and 40% of the Bloomberg U.S. Treasury 20+ Year Index. You
cannot invest directly in an index.

[7]
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[8]	The Bloomberg U.S. Treasury Index is an unmanaged index of prices of U.S. Treasury bonds with maturities of 1 to 30 years. You cannot invest directly in an index.

†	Mr. Kowalske became a portfolio manager of the Fund effective January 16, 2024.
CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring Index Asset Allocation Fund

Performance highlights (unaudited)
Investing involves risk, including the possible loss of principal. Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Consult the Fund’s prospectus for additional information on these and other risks.

Allspring Index Asset Allocation Fund | 7

Performance highlights (unaudited)

Ten largest holdings (%) as of March 31, 2024[1]
Microsoft Corp.	4.21
Apple, Inc.	3.35
NVIDIA Corp.	3.01
Amazon.com, Inc.	2.22
U.S. Treasury Bonds, 6.00%, 2-15-2026	1.73
U.S. Treasury Bonds, 6.88%, 8-15-2025	1.59
U.S. Treasury Notes, 1.38%, 10-31-2028	1.59
Meta Platforms, Inc. Class A	1.44
U.S. Treasury Notes, 1.38%, 11-15-2031	1.42
U.S. Treasury Bonds, 6.75%, 8-15-2026	1.32

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Allocation (%) as of March 31, 2024
	Neutral allocation	Effective allocation[1]
Stock Funds	60	66
Bond Funds	40	49
Effective Cash	0	(15)

[1]
Effective allocation reflects the effect of the tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. Effective allocations are subject to change and may have changed since the date specified.

8 | Allspring Index Asset Allocation Fund

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2023 to March 31, 2024.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 10-1-2023	Ending account value 3-31-2024	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,167.10	$5.77	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.54	$5.37	1.07%
Class C
Actual	$1,000.00	$1,163.00	$9.79	1.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.81	$9.12	1.82%
Administrator Class
Actual	$1,000.00	$1,167.93	$4.85	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.39	$4.52	0.90%
Institutional Class
Actual	$1,000.00	$1,168.76	$4.04	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	$3.77	0.75%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half-year period).

Allspring Index Asset Allocation Fund | 9

Portfolio of investments—March 31, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 0.00%
FNMA Series 2002-T1 Class A4	9.50%	11-25-2031	$14,644	$15,873
Total agency securities (Cost $14,644)				15,873

	Shares
Common stocks: 59.38%
Communication services: 5.32%
Diversified telecommunication services: 0.41%
AT&T, Inc.	128,429	2,260,351
Verizon Communications, Inc.	75,518	3,168,735
		5,429,086
Entertainment: 0.78%
Electronic Arts, Inc.	4,370	579,768
Live Nation Entertainment, Inc.†	2,549	269,608
Netflix, Inc.†	7,773	4,720,776
Take-Two Interactive Software, Inc.†	2,848	422,899
Walt Disney Co.	32,948	4,031,517
Warner Bros Discovery, Inc.†	39,860	347,978
		10,372,546
Interactive media & services: 3.66%
Alphabet, Inc. Class A†	105,851	15,976,091
Alphabet, Inc. Class C†	88,621	13,493,434
Match Group, Inc.†	4,882	177,119
Meta Platforms, Inc. Class A	39,518	19,189,150
		48,835,794
Media: 0.35%
Charter Communications, Inc. Class A†	1,774	515,578
Comcast Corp. Class A	71,173	3,085,350
Fox Corp. Class A	4,298	134,398
Fox Corp. Class B	2,370	67,829
Interpublic Group of Cos., Inc.	6,880	224,494
News Corp. Class A	6,826	178,705
News Corp. Class B	2,059	55,716
Omnicom Group, Inc.	3,556	344,079
Paramount Global Class B	8,666	101,999
		4,708,148
Wireless telecommunication services: 0.12%
T-Mobile U.S., Inc.	9,380	1,531,004
Consumer discretionary: 6.14%
Automobile components: 0.04%
Aptiv PLC†	5,012	399,206
BorgWarner, Inc.	4,127	143,372
		542,578
The accompanying notes are an integral part of these financial statements.
10 | Allspring Index Asset Allocation Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Automobiles: 0.80%
Ford Motor Co.	70,102	$930,955
General Motors Co.	20,736	940,378
Tesla, Inc.†	49,769	8,748,892
		10,620,225
Broadline retail: 2.27%
Amazon.com, Inc.†	164,190	29,616,592
eBay, Inc.	9,322	492,015
Etsy, Inc.†	2,151	147,817
		30,256,424
Distributors: 0.07%
Genuine Parts Co.	2,518	390,114
LKQ Corp.	4,807	256,742
Pool Corp.	695	280,432
		927,288
Hotels, restaurants & leisure: 1.22%
Airbnb, Inc. Class A†	7,824	1,290,647
Booking Holdings, Inc.	627	2,274,681
Caesars Entertainment, Inc.†	3,875	169,492
Carnival Corp.†	18,097	295,705
Chipotle Mexican Grill, Inc.†	493	1,433,038
Darden Restaurants, Inc.	2,145	358,537
Domino’s Pizza, Inc.	627	311,544
Expedia Group, Inc.†	2,349	323,575
Hilton Worldwide Holdings, Inc.	4,529	966,081
Las Vegas Sands Corp.	6,633	342,926
Marriott International, Inc. Class A	4,431	1,117,986
McDonald’s Corp.	13,029	3,673,526
MGM Resorts International†	4,908	231,707
Norwegian Cruise Line Holdings Ltd.†	7,642	159,947
Royal Caribbean Cruises Ltd.†	4,237	588,985
Starbucks Corp.	20,337	1,858,598
Wynn Resorts Ltd.	1,712	175,018
Yum! Brands, Inc.	5,047	699,766
		16,271,759
Household durables: 0.23%
D.R. Horton, Inc.	5,364	882,646
Garmin Ltd.	2,749	409,244
Lennar Corp. Class A	4,440	763,591
Mohawk Industries, Inc.†	949	124,214
NVR, Inc.†	57	461,698
PulteGroup, Inc.	3,810	459,562
		3,100,955
Leisure products: 0.01%
Hasbro, Inc.	2,343	132,426
The accompanying notes are an integral part of these financial statements.
Allspring Index Asset Allocation Fund | 11

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Specialty retail: 1.22%
AutoZone, Inc.†	311	$980,163
Bath & Body Works, Inc.	4,058	202,981
Best Buy Co., Inc.	3,443	282,429
CarMax, Inc.†	2,837	247,131
Home Depot, Inc.	17,877	6,857,617
Lowe’s Cos., Inc.	10,330	2,631,361
O’Reilly Automotive, Inc.†	1,061	1,197,742
Ross Stores, Inc.	6,047	887,458
TJX Cos., Inc.	20,471	2,076,169
Tractor Supply Co.	1,942	508,260
Ulta Beauty, Inc.†	872	455,952
		16,327,263
Textiles, apparel & luxury goods: 0.28%
Deckers Outdoor Corp.†	461	433,921
lululemon athletica, Inc.†	2,063	805,911
NIKE, Inc. Class B	21,864	2,054,779
Ralph Lauren Corp.	701	131,620
Tapestry, Inc.	4,120	195,617
VF Corp.	5,936	91,058
		3,712,906
Consumer staples: 3.54%
Beverages: 0.83%
Brown-Forman Corp. Class B	3,248	167,662
Coca-Cola Co.	69,892	4,275,992
Constellation Brands, Inc. Class A	2,889	785,115
Keurig Dr Pepper, Inc.	18,707	573,744
Molson Coors Beverage Co. Class B	3,326	223,673
Monster Beverage Corp.†	13,269	786,586
PepsiCo, Inc.	24,688	4,320,647
		11,133,419
Consumer staples distribution & retail: 1.10%
Costco Wholesale Corp.	7,970	5,839,061
Dollar General Corp.	3,943	615,345
Dollar Tree, Inc.†	3,718	495,052
Kroger Co.	11,889	679,219
Sysco Corp.	8,942	725,912
Target Corp.	8,292	1,469,425
Walgreens Boots Alliance, Inc.	12,857	278,868
Walmart, Inc.	76,890	4,626,471
		14,729,353
Food products: 0.48%
Archer-Daniels-Midland Co.	9,581	601,783
Bunge Global SA	2,610	267,577
Campbell Soup Co.	3,534	157,086
Conagra Brands, Inc.	8,586	254,489
The accompanying notes are an integral part of these financial statements.
12 | Allspring Index Asset Allocation Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Food products(continued)
General Mills, Inc.	10,201	$713,764
Hershey Co.	2,692	523,594
Hormel Foods Corp.	5,206	181,637
J M Smucker Co.	1,907	240,034
Kellanova	4,737	271,383
Kraft Heinz Co.	14,320	528,408
Lamb Weston Holdings, Inc.	2,593	276,232
McCormick & Co., Inc.	4,516	346,874
Mondelez International, Inc. Class A	24,186	1,693,020
Tyson Foods, Inc. Class A	5,143	302,049
		6,357,930
Household products: 0.73%
Church & Dwight Co., Inc.	4,426	461,676
Clorox Co.	2,229	341,282
Colgate-Palmolive Co.	14,790	1,331,840
Kimberly-Clark Corp.	6,051	782,697
Procter & Gamble Co.	42,265	6,857,496
		9,774,991
Personal care products: 0.10%
Estee Lauder Cos., Inc. Class A	4,184	644,963
Kenvue, Inc.	30,958	664,359
		1,309,322
Tobacco: 0.30%
Altria Group, Inc.	31,676	1,381,707
Philip Morris International, Inc.	27,885	2,554,824
		3,936,531
Energy: 2.35%
Energy equipment & services: 0.20%
Baker Hughes Co.	17,978	602,263
Halliburton Co.	15,988	630,247
Schlumberger NV	25,639	1,405,273
		2,637,783
Oil, gas & consumable fuels: 2.15%
APA Corp.	6,488	223,057
Chevron Corp.	31,154	4,914,232
ConocoPhillips	21,161	2,693,372
Coterra Energy, Inc.	13,511	376,687
Devon Energy Corp.	11,508	577,471
Diamondback Energy, Inc.	3,215	637,117
EOG Resources, Inc.	10,475	1,339,124
EQT Corp.	7,388	273,873
Exxon Mobil Corp.	71,328	8,291,167
Hess Corp.	4,944	754,652
Kinder Morgan, Inc.	34,735	637,040
The accompanying notes are an integral part of these financial statements.
Allspring Index Asset Allocation Fund | 13

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Oil, gas & consumable fuels(continued)
Marathon Oil Corp.	10,512	$297,910
Marathon Petroleum Corp.	6,610	1,331,915
Occidental Petroleum Corp.	11,822	768,312
ONEOK, Inc.	10,464	838,899
Phillips 66	7,724	1,261,638
Pioneer Natural Resources Co.	4,196	1,101,450
Targa Resources Corp.	4,005	448,520
Valero Energy Corp.	6,115	1,043,769
Williams Cos., Inc.	21,851	851,534
		28,661,739
Financials: 7.81%
Banks: 2.00%
Bank of America Corp.	123,668	4,689,491
Citigroup, Inc.	34,184	2,161,796
Citizens Financial Group, Inc.	8,374	303,892
Comerica, Inc.	2,369	130,271
Fifth Third Bancorp	12,234	455,227
Huntington Bancshares, Inc.	26,015	362,909
JPMorgan Chase & Co.	51,929	10,401,379
KeyCorp	16,823	265,972
M&T Bank Corp.	2,984	433,993
PNC Financial Services Group, Inc.	7,149	1,155,278
Regions Financial Corp.	16,597	349,201
Truist Financial Corp.	23,957	933,844
U.S. Bancorp	27,967	1,250,125
Wells Fargo & Co.	64,643	3,746,708
		26,640,086
Capital markets: 1.66%
Ameriprise Financial, Inc.	1,800	789,192
Bank of New York Mellon Corp.	13,639	785,879
BlackRock, Inc.	2,512	2,094,254
Blackstone, Inc.	12,921	1,697,432
Cboe Global Markets, Inc.	1,896	348,352
Charles Schwab Corp.	26,731	1,933,721
CME Group, Inc.	6,466	1,392,065
FactSet Research Systems, Inc.	684	310,803
Franklin Resources, Inc.	5,391	151,541
Goldman Sachs Group, Inc.	5,858	2,446,828
Intercontinental Exchange, Inc.	10,285	1,413,468
Invesco Ltd.	8,074	133,948
MarketAxess Holdings, Inc.	681	149,309
Moody’s Corp.	2,827	1,111,096
Morgan Stanley	22,503	2,118,882
MSCI, Inc.	1,421	796,399
Nasdaq, Inc.	6,826	430,721
Northern Trust Corp.	3,685	327,670
Raymond James Financial, Inc.	3,379	433,931
The accompanying notes are an integral part of these financial statements.
14 | Allspring Index Asset Allocation Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Capital markets(continued)
S&P Global, Inc.	5,771	$2,455,272
State Street Corp.	5,424	419,384
T Rowe Price Group, Inc.	4,022	490,362
		22,230,509
Consumer finance: 0.32%
American Express Co.	10,272	2,338,832
Capital One Financial Corp.	6,833	1,017,365
Discover Financial Services	4,492	588,856
Synchrony Financial	7,308	315,121
		4,260,174
Financial services: 2.54%
Berkshire Hathaway, Inc. Class B†	32,681	13,743,014
Corpay, Inc.†	1,297	400,176
Fidelity National Information Services, Inc.	10,642	789,424
Fiserv, Inc.†	10,781	1,723,019
Global Payments, Inc.	4,677	625,128
Jack Henry & Associates, Inc.	1,309	227,413
Mastercard, Inc. Class A	14,819	7,136,386
PayPal Holdings, Inc.†	19,251	1,289,624
Visa, Inc. Class A	28,409	7,928,384
		33,862,568
Insurance: 1.29%
Aflac, Inc.	9,456	811,892
Allstate Corp.	4,715	815,742
American International Group, Inc.	12,610	985,724
Aon PLC Class A	3,596	1,200,057
Arch Capital Group Ltd.†	6,664	616,020
Arthur J Gallagher & Co.	3,894	973,656
Assurant, Inc.	933	175,628
Brown & Brown, Inc.	4,243	371,432
Chubb Ltd.	7,280	1,886,467
Cincinnati Financial Corp.	2,820	350,159
Everest Group Ltd.	780	310,050
Globe Life, Inc.	1,538	178,977
Hartford Financial Services Group, Inc.	5,362	552,554
Loews Corp.	3,273	256,243
Marsh & McLennan Cos., Inc.	8,837	1,820,245
MetLife, Inc.	11,026	817,137
Principal Financial Group, Inc.	3,940	340,061
Progressive Corp.	10,513	2,174,299
Prudential Financial, Inc.	6,484	761,222
Travelers Cos., Inc.	4,099	943,344
W R Berkley Corp.	3,640	321,922
Willis Towers Watson PLC	1,842	506,550
		17,169,381
The accompanying notes are an integral part of these financial statements.
Allspring Index Asset Allocation Fund | 15

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Health care: 7.37%
Biotechnology: 1.15%
AbbVie, Inc.	31,713	$5,774,937
Amgen, Inc.	9,610	2,732,315
Biogen, Inc.†	2,603	561,285
Gilead Sciences, Inc.	22,381	1,639,408
Incyte Corp.†	3,341	190,337
Moderna, Inc.†	5,958	634,885
Regeneron Pharmaceuticals, Inc.†	1,898	1,826,806
Vertex Pharmaceuticals, Inc.†	4,629	1,934,968
		15,294,941
Health care equipment & supplies: 1.53%
Abbott Laboratories	31,183	3,544,260
Align Technology, Inc.†	1,279	419,410
Baxter International, Inc.	9,122	389,874
Becton Dickinson & Co.	5,189	1,284,018
Boston Scientific Corp.†	26,314	1,802,246
Cooper Cos., Inc.	3,570	362,212
Dentsply Sirona, Inc.	3,805	126,288
DexCom, Inc.†	6,925	960,498
Edwards Lifesciences Corp.†	10,894	1,041,031
GE HealthCare Technologies, Inc.	7,607	691,552
Hologic, Inc.†	4,216	328,679
IDEXX Laboratories, Inc.†	1,492	805,576
Insulet Corp.†	1,254	214,936
Intuitive Surgical, Inc.†	6,329	2,525,841
Medtronic PLC	23,883	2,081,403
ResMed, Inc.	2,642	523,195
STERIS PLC	1,775	399,056
Stryker Corp.	6,074	2,173,702
Teleflex, Inc.	844	190,887
Zimmer Biomet Holdings, Inc.	3,754	495,453
		20,360,117
Health care providers & services: 1.56%
Cardinal Health, Inc.	4,369	488,891
Cencora, Inc.	2,974	722,652
Centene Corp.†	9,600	753,408
Cigna Group	5,254	1,908,200
CVS Health Corp.	22,604	1,802,895
DaVita, Inc.†	968	133,632
Elevance Health, Inc.	4,220	2,188,239
HCA Healthcare, Inc.	3,558	1,186,700
Henry Schein, Inc.†	2,334	176,264
Humana, Inc.	2,195	761,050
Laboratory Corp. of America Holdings	1,525	333,152
McKesson Corp.	2,360	1,266,966
Molina Healthcare, Inc.†	1,042	428,085
Quest Diagnostics, Inc.	1,994	265,421
The accompanying notes are an integral part of these financial statements.
16 | Allspring Index Asset Allocation Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Health care providers & services(continued)
UnitedHealth Group, Inc.	16,614	$8,218,946
Universal Health Services, Inc. Class B	1,096	199,976
		20,834,477
Life sciences tools & services: 0.84%
Agilent Technologies, Inc.	5,264	765,965
Bio-Rad Laboratories, Inc. Class A†	376	130,047
Bio-Techne Corp.	2,824	198,781
Charles River Laboratories International, Inc.†	921	249,545
Danaher Corp.	11,813	2,949,942
Illumina, Inc.†	2,852	391,637
IQVIA Holdings, Inc.†	3,278	828,974
Mettler-Toledo International, Inc.†	386	513,878
Revvity, Inc.	2,217	232,785
Thermo Fisher Scientific, Inc.	6,940	4,033,597
Waters Corp.†	1,062	365,572
West Pharmaceutical Services, Inc.	1,329	525,899
		11,186,622
Pharmaceuticals: 2.29%
Bristol-Myers Squibb Co.	36,549	1,982,052
Catalent, Inc.†	3,246	183,237
Eli Lilly & Co.	14,323	11,142,721
Johnson & Johnson	43,240	6,840,136
Merck & Co., Inc.	45,516	6,005,836
Pfizer, Inc.	101,422	2,814,460
Viatris, Inc.	21,549	257,295
Zoetis, Inc.	8,247	1,395,475
		30,621,212
Industrials: 5.23%
Aerospace & defense: 0.89%
Axon Enterprise, Inc.†	1,265	395,793
Boeing Co.†	10,302	1,988,183
General Dynamics Corp.	4,078	1,151,994
Howmet Aerospace, Inc.	7,026	480,789
Huntington Ingalls Industries, Inc.	711	207,235
L3Harris Technologies, Inc.	3,405	725,606
Lockheed Martin Corp.	3,863	1,757,163
Northrop Grumman Corp.	2,533	1,212,446
RTX Corp.	23,833	2,324,432
Textron, Inc.	3,521	337,770
TransDigm Group, Inc.	999	1,230,368
		11,811,779
Air freight & logistics: 0.27%
CH Robinson Worldwide, Inc.	2,095	159,513
Expeditors International of Washington, Inc.	2,611	317,419
The accompanying notes are an integral part of these financial statements.
Allspring Index Asset Allocation Fund | 17

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Air freight & logistics(continued)
FedEx Corp.	4,130	$1,196,626
United Parcel Service, Inc. Class B	12,991	1,930,853
		3,604,411
Building products: 0.31%
A O Smith Corp.	2,206	197,349
Allegion PLC	1,577	212,438
Builders FirstSource, Inc.†	2,216	462,147
Carrier Global Corp.	15,007	872,357
Johnson Controls International PLC	12,241	799,582
Masco Corp.	3,947	311,339
Trane Technologies PLC	4,087	1,226,917
		4,082,129
Commercial services & supplies: 0.35%
Cintas Corp.	1,548	1,063,522
Copart, Inc.†	15,696	909,112
Republic Services, Inc.	3,674	703,350
Rollins, Inc.	5,043	233,340
Veralto Corp.	3,939	349,232
Waste Management, Inc.	6,584	1,403,380
		4,661,936
Construction & engineering: 0.05%
Quanta Services, Inc.	2,610	678,078
Electrical equipment: 0.40%
AMETEK, Inc.	4,146	758,303
Eaton Corp. PLC	7,172	2,242,541
Emerson Electric Co.	10,269	1,164,710
Generac Holdings, Inc.†	1,103	139,133
Hubbell, Inc.	963	399,693
Rockwell Automation, Inc.	2,058	599,557
		5,303,937
Ground transportation: 0.67%
CSX Corp.	35,496	1,315,837
J.B. Hunt Transport Services, Inc.	1,465	291,901
Norfolk Southern Corp.	4,057	1,034,008
Old Dominion Freight Line, Inc.	3,214	704,862
Uber Technologies, Inc.†	36,964	2,845,859
Union Pacific Corp.	10,953	2,693,671
		8,886,138
Industrial conglomerates: 0.52%
3M Co.	9,928	1,053,063
General Electric Co.	19,549	3,431,436
Honeywell International, Inc.	11,842	2,430,571
		6,915,070
The accompanying notes are an integral part of these financial statements.
18 | Allspring Index Asset Allocation Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Machinery: 1.09%
Caterpillar, Inc.	9,144	$3,350,636
Cummins, Inc.	2,448	721,303
Deere & Co.	4,677	1,921,031
Dover Corp.	2,513	445,279
Fortive Corp.	6,299	541,840
IDEX Corp.	1,358	331,379
Illinois Tool Works, Inc.	4,884	1,310,524
Ingersoll Rand, Inc.	7,271	690,381
Nordson Corp.	975	267,677
Otis Worldwide Corp.	7,283	722,983
PACCAR, Inc.	9,396	1,164,070
Parker-Hannifin Corp.	2,307	1,282,208
Pentair PLC	2,969	253,671
Snap-on, Inc.	948	280,817
Stanley Black & Decker, Inc.	2,754	269,699
Westinghouse Air Brake Technologies Corp.	3,218	468,798
Xylem, Inc.	4,330	559,609
		14,581,905
Passenger airlines: 0.10%
American Airlines Group, Inc.†	11,752	180,393
Delta Air Lines, Inc.	11,502	550,601
Southwest Airlines Co.	10,717	312,829
United Airlines Holdings, Inc.†	5,892	282,109
		1,325,932
Professional services: 0.40%
Automatic Data Processing, Inc.	7,379	1,842,831
Broadridge Financial Solutions, Inc.	2,115	433,279
Ceridian HCM Holding, Inc.†	2,804	185,653
Equifax, Inc.	2,215	592,557
Jacobs Solutions, Inc.	2,257	346,969
Leidos Holdings, Inc.	2,470	323,792
Paychex, Inc.	5,752	706,345
Paycom Software, Inc.	863	171,746
Robert Half, Inc.	1,871	148,333
Verisk Analytics, Inc.	2,604	613,841
		5,365,346
Trading companies & distributors: 0.18%
Fastenal Co.	10,279	792,922
United Rentals, Inc.	1,207	870,380
WW Grainger, Inc.	793	806,719
		2,470,021
Information technology: 17.55%
Communications equipment: 0.48%
Arista Networks, Inc.†	4,526	1,312,450
Cisco Systems, Inc.	72,989	3,642,881
The accompanying notes are an integral part of these financial statements.
Allspring Index Asset Allocation Fund | 19

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Communications equipment(continued)
F5, Inc.†	1,056	$200,207
Juniper Networks, Inc.	5,782	214,281
Motorola Solutions, Inc.	2,981	1,058,195
		6,428,014
Electronic equipment, instruments & components: 0.36%
Amphenol Corp. Class A	10,775	1,242,896
CDW Corp.	2,406	615,407
Corning, Inc.	13,792	454,584
Jabil, Inc.	2,291	306,880
Keysight Technologies, Inc.†	3,137	490,564
TE Connectivity Ltd.	5,547	805,646
Teledyne Technologies, Inc.†	848	364,063
Trimble, Inc.†	4,468	287,561
Zebra Technologies Corp. Class A†	923	278,229
		4,845,830
IT services: 0.69%
Accenture PLC Class A	11,262	3,903,522
Akamai Technologies, Inc.†	2,709	294,631
Cognizant Technology Solutions Corp. Class A	8,945	655,579
EPAM Systems, Inc.†	1,036	286,102
Gartner, Inc.†	1,400	667,338
International Business Machines Corp.	16,436	3,138,618
VeriSign, Inc.†	1,583	299,994
		9,245,784
Semiconductors & semiconductor equipment: 6.09%
Advanced Micro Devices, Inc.†	29,023	5,238,361
Analog Devices, Inc.	8,906	1,761,518
Applied Materials, Inc.	14,946	3,082,314
Broadcom, Inc.	7,904	10,476,041
Enphase Energy, Inc.†	2,439	295,070
First Solar, Inc.†	1,919	323,927
Intel Corp.	75,944	3,354,446
KLA Corp.	2,429	1,696,827
Lam Research Corp.	2,355	2,288,047
Microchip Technology, Inc.	9,707	870,815
Micron Technology, Inc.	19,829	2,337,641
Monolithic Power Systems, Inc.	863	584,613
NVIDIA Corp.	44,366	40,087,343
NXP Semiconductors NV	4,630	1,147,175
ON Semiconductor Corp.†	7,676	564,570
Qorvo, Inc.†	1,734	199,115
QUALCOMM, Inc.	20,046	3,393,788
Skyworks Solutions, Inc.	2,878	311,745
Teradyne, Inc.	2,746	309,831
Texas Instruments, Inc.	16,333	2,845,372
		81,168,559
The accompanying notes are an integral part of these financial statements.
20 | Allspring Index Asset Allocation Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Software: 6.36%
Adobe, Inc.†	8,119	$4,096,847
ANSYS, Inc.†	1,561	541,917
Autodesk, Inc.†	3,842	1,000,534
Cadence Design Systems, Inc.†	4,887	1,521,225
Fair Isaac Corp.†	446	557,326
Fortinet, Inc.†	11,448	782,013
Gen Digital, Inc.	10,067	225,501
Intuit, Inc.	5,028	3,268,200
Microsoft Corp.	133,467	56,152,236
Oracle Corp.	28,638	3,597,219
Palo Alto Networks, Inc.†	5,663	1,609,028
PTC, Inc.†	2,147	405,654
Roper Technologies, Inc.	1,919	1,076,252
Salesforce, Inc.	17,387	5,236,617
ServiceNow, Inc.†	3,682	2,807,157
Synopsys, Inc.†	2,740	1,565,910
Tyler Technologies, Inc.†	757	321,733
		84,765,369
Technology hardware, storage & peripherals: 3.57%
Apple, Inc.	260,727	44,709,466
Hewlett Packard Enterprise Co.	23,351	414,013
HP, Inc.	15,663	473,336
NetApp, Inc.	3,701	388,494
Seagate Technology Holdings PLC	3,500	325,675
Super Micro Computer, Inc.†	904	913,067
Western Digital Corp.†	5,824	397,430
		47,621,481
Materials: 1.41%
Chemicals: 0.94%
Air Products & Chemicals, Inc.	3,993	967,384
Albemarle Corp.	2,108	277,708
Celanese Corp.	1,799	309,176
CF Industries Holdings, Inc.	3,432	285,577
Corteva, Inc.	12,606	726,988
Dow, Inc.	12,615	730,787
DuPont de Nemours, Inc.	7,726	592,352
Eastman Chemical Co.	2,107	211,164
Ecolab, Inc.	4,558	1,052,442
FMC Corp.	2,241	142,752
International Flavors & Fragrances, Inc.	4,585	394,264
Linde PLC	8,710	4,044,227
LyondellBasell Industries NV Class A	4,598	470,283
Mosaic Co.	5,871	190,573
PPG Industries, Inc.	4,235	613,652
Sherwin-Williams Co.	4,230	1,469,206
		12,478,535
The accompanying notes are an integral part of these financial statements.
Allspring Index Asset Allocation Fund | 21

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Construction materials: 0.10%
Martin Marietta Materials, Inc.	1,110	$681,473
Vulcan Materials Co.	2,387	651,460
		1,332,933
Containers & packaging: 0.13%
Amcor PLC	25,961	246,889
Avery Dennison Corp.	1,447	323,043
Ball Corp.	5,663	381,460
International Paper Co.	6,215	242,509
Packaging Corp. of America	1,598	303,268
Westrock Co.	4,616	228,261
		1,725,430
Metals & mining: 0.24%
Freeport-McMoRan, Inc.	25,757	1,211,094
Newmont Corp.-U.S. Exchange Traded Shares	20,701	741,924
Nucor Corp.	4,416	873,927
Steel Dynamics, Inc.	2,732	404,964
		3,231,909
Real estate: 1.35%
Health care REITs: 0.11%
Healthpeak Properties, Inc.	12,716	238,425
Ventas, Inc.	7,228	314,707
Welltower, Inc.	9,941	928,887
		1,482,019
Hotel & resort REITs: 0.02%
Host Hotels & Resorts, Inc.	12,671	262,036
Industrial REITs : 0.16%
Prologis, Inc.	16,596	2,161,131
Office REITs : 0.04%
Alexandria Real Estate Equities, Inc.	2,829	364,686
Boston Properties, Inc.	2,593	169,349
		534,035
Real estate management & development: 0.09%
CBRE Group, Inc. Class A†	5,342	519,456
CoStar Group, Inc.†	7,335	708,561
		1,228,017
Residential REITs : 0.17%
AvalonBay Communities, Inc.	2,548	472,807
Camden Property Trust	1,918	188,731
Equity Residential	6,200	391,282
Essex Property Trust, Inc.	1,153	282,266
Invitation Homes, Inc.	10,333	367,958
The accompanying notes are an integral part of these financial statements.
22 | Allspring Index Asset Allocation Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Residential REITs (continued)
Mid-America Apartment Communities, Inc.	2,096	$275,792
UDR, Inc.	5,436	203,361
		2,182,197
Retail REITs : 0.17%
Federal Realty Investment Trust	1,320	134,798
Kimco Realty Corp.	11,965	234,634
Realty Income Corp.	14,938	808,146
Regency Centers Corp.	2,951	178,713
Simon Property Group, Inc.	5,854	916,092
		2,272,383
Specialized REITs : 0.59%
American Tower Corp.	8,373	1,654,421
Crown Castle, Inc.	7,790	824,416
Digital Realty Trust, Inc.	5,440	783,578
Equinix, Inc.	1,686	1,391,506
Extra Space Storage, Inc.	3,795	557,865
Iron Mountain, Inc.	5,245	420,701
Public Storage	2,843	824,641
SBA Communications Corp.	1,938	419,965
VICI Properties, Inc.	18,582	553,558
Weyerhaeuser Co.	13,108	470,708
		7,901,359
Utilities: 1.31%
Electric utilities: 0.88%
Alliant Energy Corp.	4,584	231,034
American Electric Power Co., Inc.	9,446	813,301
Constellation Energy Corp.	5,737	1,060,484
Duke Energy Corp.	13,849	1,339,337
Edison International	6,890	487,330
Entergy Corp.	3,799	401,478
Evergy, Inc.	4,126	220,246
Eversource Energy	6,275	375,057
Exelon Corp.	17,880	671,752
FirstEnergy Corp.	9,276	358,239
NextEra Energy, Inc.	36,853	2,355,275
NRG Energy, Inc.	4,055	274,483
PG&E Corp.	38,322	642,277
Pinnacle West Capital Corp.	2,037	152,225
PPL Corp.	13,240	364,497
Southern Co.	19,590	1,405,386
Xcel Energy, Inc.	9,912	532,770
		11,685,171
Gas utilities: 0.02%
Atmos Energy Corp.	2,709	322,019
The accompanying notes are an integral part of these financial statements.
Allspring Index Asset Allocation Fund | 23

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Independent power and renewable electricity producers: 0.02%
AES Corp.	12,028	$215,662
Multi-utilities: 0.36%
Ameren Corp.	4,723	349,313
CenterPoint Energy, Inc.	11,338	323,020
CMS Energy Corp.	5,289	319,138
Consolidated Edison, Inc.	6,201	563,113
Dominion Energy, Inc.	15,031	739,375
DTE Energy Co.	3,708	415,815
NiSource, Inc.	7,426	205,403
Public Service Enterprise Group, Inc.	8,951	597,748
Sempra	11,304	811,966
WEC Energy Group, Inc.	5,666	465,292
		4,790,183
Water utilities: 0.03%
American Water Works Co., Inc.	3,497	427,368
Total common stocks (Cost $178,172,875)		791,763,663

	Interest rate	Maturity date	Principal
Non-agency mortgage-backed securities: 0.00%
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB4 Class AA (U.S. SOFR 1 Month+0.44%)±	5.77%	12-25-2034	$2,244	2,053
Total non-agency mortgage-backed securities (Cost $2,244)				2,053
U.S. Treasury securities: 34.90%
U.S. Treasury Bonds	1.13	5-15-2040	15,806,000	9,875,663
U.S. Treasury Bonds	1.13	8-15-2040	2,981,000	1,845,309
U.S. Treasury Bonds	1.38	11-15-2040	1,746,000	1,122,760
U.S. Treasury Bonds	1.38	8-15-2050	4,388,000	2,317,241
U.S. Treasury Bonds	1.63	11-15-2050	4,394,000	2,481,752
U.S. Treasury Bonds	1.75	8-15-2041	4,938,000	3,332,378
U.S. Treasury Bonds	1.88	2-15-2041	7,384,000	5,147,744
U.S. Treasury Bonds	1.88	2-15-2051	4,844,000	2,918,132
U.S. Treasury Bonds	1.88	11-15-2051	3,485,000	2,087,324
U.S. Treasury Bonds	2.00	2-15-2050	3,135,000	1,963,539
U.S. Treasury Bonds	2.00	8-15-2051	4,900,000	3,035,895
U.S. Treasury Bonds	2.25	5-15-2041	4,397,000	3,248,627
U.S. Treasury Bonds	2.25	8-15-2046	556,000	380,534
U.S. Treasury Bonds	2.25	8-15-2049	3,118,000	2,079,194
U.S. Treasury Bonds	2.25	2-15-2052	11,040,000	7,261,819
U.S. Treasury Bonds	2.38	5-15-2051	4,919,000	3,339,348
U.S. Treasury Bonds	2.50	2-15-2046	1,960,000	1,417,478
U.S. Treasury Bonds	2.50	5-15-2046	1,949,000	1,406,021
U.S. Treasury Bonds	2.75	8-15-2047	1,864,000	1,394,942
U.S. Treasury Bonds	2.75	11-15-2047	1,853,000	1,384,538
U.S. Treasury Bonds	2.88	8-15-2045	1,430,000	1,113,110
The accompanying notes are an integral part of these financial statements.
24 | Allspring Index Asset Allocation Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bonds	2.88%	11-15-2046	$3,221,000	$2,482,057
U.S. Treasury Bonds	2.88	5-15-2049	2,582,000	1,964,035
U.S. Treasury Bonds	3.00	5-15-2042	776,000	635,138
U.S. Treasury Bonds	3.00	5-15-2045	1,115,000	888,951
U.S. Treasury Bonds	3.00	11-15-2045	834,000	662,411
U.S. Treasury Bonds	3.00	2-15-2047	1,889,000	1,486,038
U.S. Treasury Bonds	3.00	5-15-2047	1,921,000	1,508,960
U.S. Treasury Bonds	3.00	2-15-2048	2,119,000	1,657,373
U.S. Treasury Bonds	3.00	8-15-2048	2,099,000	1,638,204
U.S. Treasury Bonds	3.00	2-15-2049	2,614,000	2,038,001
U.S. Treasury Bonds	3.13	11-15-2041	846,000	710,739
U.S. Treasury Bonds	3.13	2-15-2042	919,000	769,016
U.S. Treasury Bonds	3.13	5-15-2048	2,283,000	1,825,865
U.S. Treasury Bonds	3.38	5-15-2044	1,432,000	1,221,955
U.S. Treasury Bonds	3.38	11-15-2048	2,541,000	2,123,422
U.S. Treasury Bonds	3.50	2-15-2039	731,000	671,578
U.S. Treasury Bonds	3.63	2-15-2044	1,547,000	1,372,660
U.S. Treasury Bonds	3.63	2-15-2053	615,000	540,047
U.S. Treasury Bonds	3.75	8-15-2041	929,000	855,152
U.S. Treasury Bonds	3.75	11-15-2043	1,660,000	1,501,587
U.S. Treasury Bonds	3.88	8-15-2040	946,000	892,935
U.S. Treasury Bonds	4.25	5-15-2039	681,000	679,537
U.S. Treasury Bonds	4.25	11-15-2040	977,000	963,719
U.S. Treasury Bonds	4.38	2-15-2038	381,000	388,650
U.S. Treasury Bonds	4.38	11-15-2039	757,000	763,683
U.S. Treasury Bonds	4.38	5-15-2040	1,078,000	1,083,727
U.S. Treasury Bonds	4.38	5-15-2041	842,000	840,388
U.S. Treasury Bonds	4.50	5-15-2038	428,000	441,425
U.S. Treasury Bonds	4.50	8-15-2039	721,000	738,715
U.S. Treasury Bonds	4.63	2-15-2040	730,000	756,348
U.S. Treasury Bonds	4.75	2-15-2037	264,000	280,789
U.S. Treasury Bonds	4.75	2-15-2041	1,084,000	1,134,516
U.S. Treasury Bonds	5.00	5-15-2037	375,000	407,593
U.S. Treasury Bonds	5.25	11-15-2028	479,000	498,609
U.S. Treasury Bonds	5.25	2-15-2029	11,599,000	12,111,440
U.S. Treasury Bonds	5.38	2-15-2031	752,000	807,372
U.S. Treasury Bonds	5.50	8-15-2028	369,000	387,248
U.S. Treasury Bonds	6.00	2-15-2026	22,565,000	23,137,058
U.S. Treasury Bonds	6.13	11-15-2027	525,000	556,008
U.S. Treasury Bonds	6.13	8-15-2029	293,000	319,267
U.S. Treasury Bonds	6.25	5-15-2030	478,000	528,974
U.S. Treasury Bonds	6.38	8-15-2027	224,000	237,807
U.S. Treasury Bonds	6.50	11-15-2026	296,000	311,089
U.S. Treasury Bonds	6.63	2-15-2027	215,000	227,967
U.S. Treasury Bonds	6.75	8-15-2026	16,836,000	17,662,016
U.S. Treasury Bonds	6.88	8-15-2025	20,634,000	21,243,348
U.S. Treasury Notes	0.25	5-31-2025	10,364,000	9,815,842
U.S. Treasury Notes	0.25	8-31-2025	7,398,000	6,936,203
The accompanying notes are an integral part of these financial statements.
Allspring Index Asset Allocation Fund | 25

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes	0.25%	10-31-2025	$3,586,000	$3,340,303
U.S. Treasury Notes	0.38	11-30-2025	3,685,000	3,428,345
U.S. Treasury Notes	0.38	1-31-2026	2,923,000	2,702,519
U.S. Treasury Notes	0.38	7-31-2027	2,771,000	2,430,578
U.S. Treasury Notes	0.38	9-30-2027	3,141,000	2,739,418
U.S. Treasury Notes	0.50	3-31-2025	2,469,000	2,361,257
U.S. Treasury Notes	0.50	2-28-2026	4,104,000	3,793,154
U.S. Treasury Notes	0.50	4-30-2027	2,015,000	1,789,965
U.S. Treasury Notes	0.50	5-31-2027	2,282,000	2,021,085
U.S. Treasury Notes	0.50	6-30-2027	2,520,000	2,226,262
U.S. Treasury Notes	0.50	8-31-2027	2,918,000	2,563,281
U.S. Treasury Notes	0.50	10-31-2027	3,418,000	2,984,742
U.S. Treasury Notes	0.63	3-31-2027	1,681,000	1,503,904
U.S. Treasury Notes	0.63	11-30-2027	7,236,000	6,332,913
U.S. Treasury Notes	0.63	12-31-2027	3,852,000	3,361,773
U.S. Treasury Notes	0.63	5-15-2030	3,025,000	2,443,042
U.S. Treasury Notes	0.63	8-15-2030	4,582,000	3,669,359
U.S. Treasury Notes	0.75	4-30-2026	4,130,000	3,815,410
U.S. Treasury Notes	0.75	5-31-2026	4,136,000	3,810,452
U.S. Treasury Notes	0.75	1-31-2028	4,214,000	3,686,921
U.S. Treasury Notes	0.88	11-15-2030	2,681,000	2,170,039
U.S. Treasury Notes	1.13	1-15-2025	1,445,000	1,400,719
U.S. Treasury Notes	1.13	2-28-2025	2,444,000	2,358,293
U.S. Treasury Notes	1.13	2-29-2028	4,178,000	3,700,957
U.S. Treasury Notes	1.13	2-15-2031	7,183,000	5,890,341
U.S. Treasury Notes	1.25	3-31-2028	4,152,000	3,688,955
U.S. Treasury Notes	1.25	4-30-2028	4,224,000	3,745,005
U.S. Treasury Notes	1.25	5-31-2028	4,167,000	3,686,656
U.S. Treasury Notes	1.25	9-30-2028	15,145,000	13,287,963
U.S. Treasury Notes	1.25	8-15-2031	7,687,000	6,261,602
U.S. Treasury Notes	1.38	1-31-2025	2,372,000	2,300,099
U.S. Treasury Notes	1.38	8-31-2026	1,787,000	1,658,908
U.S. Treasury Notes	1.38	10-31-2028	24,085,000	21,215,498
U.S. Treasury Notes	1.38	11-15-2031	23,180,000	18,933,352
U.S. Treasury Notes	1.50	8-15-2026	3,430,000	3,196,599
U.S. Treasury Notes	1.50	1-31-2027	1,873,000	1,727,257
U.S. Treasury Notes	1.50	2-15-2030	4,305,000	3,701,123
U.S. Treasury Notes	1.63	2-15-2026	3,342,000	3,160,279
U.S. Treasury Notes	1.63	5-15-2026	3,385,000	3,181,503
U.S. Treasury Notes	1.63	10-31-2026	1,800,000	1,675,477
U.S. Treasury Notes	1.63	8-15-2029	2,854,000	2,504,942
U.S. Treasury Notes	1.63	5-15-2031	7,512,000	6,330,621
U.S. Treasury Notes	1.88	7-31-2026	1,828,000	1,720,534
U.S. Treasury Notes	2.00	2-15-2025	3,537,000	3,442,979
U.S. Treasury Notes	2.00	8-15-2025	3,491,000	3,360,087
U.S. Treasury Notes	2.00	11-15-2026	3,370,000	3,163,587
U.S. Treasury Notes	2.13	5-15-2025	3,005,000	2,912,150
U.S. Treasury Notes	2.13	5-31-2026	1,793,000	1,702,369
The accompanying notes are an integral part of these financial statements.
26 | Allspring Index Asset Allocation Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes	2.25%	11-15-2025	$3,473,000	$3,336,115
U.S. Treasury Notes	2.25	2-15-2027	3,350,000	3,153,711
U.S. Treasury Notes	2.25	8-15-2027	3,338,000	3,116,727
U.S. Treasury Notes	2.25	11-15-2027	3,248,000	3,021,147
U.S. Treasury Notes	2.38	4-30-2026	1,812,000	1,731,734
U.S. Treasury Notes	2.38	5-15-2027	3,375,000	3,175,928
U.S. Treasury Notes	2.38	5-15-2029	3,295,000	3,014,281
U.S. Treasury Notes	2.50	1-31-2025	1,936,000	1,894,784
U.S. Treasury Notes	2.50	2-28-2026	1,888,000	1,813,513
U.S. Treasury Notes	2.63	3-31-2025	1,884,000	1,840,338
U.S. Treasury Notes	2.63	12-31-2025	1,914,000	1,847,085
U.S. Treasury Notes	2.63	2-15-2029	3,512,000	3,262,456
U.S. Treasury Notes	2.75	2-28-2025	1,955,000	1,914,697
U.S. Treasury Notes	2.75	6-30-2025	1,959,000	1,908,341
U.S. Treasury Notes	2.75	8-31-2025	2,020,000	1,962,162
U.S. Treasury Notes	2.75	2-15-2028	4,229,000	3,992,110
U.S. Treasury Notes	2.75	8-15-2032	2,430,000	2,179,501
U.S. Treasury Notes	2.88	4-30-2025	1,884,000	1,842,052
U.S. Treasury Notes	2.88	5-31-2025	1,939,000	1,893,555
U.S. Treasury Notes	2.88	7-31-2025	1,949,000	1,898,905
U.S. Treasury Notes	2.88	11-30-2025	1,880,000	1,823,527
U.S. Treasury Notes	2.88	5-15-2028	4,397,000	4,160,833
U.S. Treasury Notes	2.88	8-15-2028	4,422,000	4,175,681
U.S. Treasury Notes	3.00	9-30-2025	1,994,000	1,942,125
U.S. Treasury Notes	3.00	10-31-2025	1,814,000	1,764,753
U.S. Treasury Notes	3.13	11-15-2028	3,621,000	3,448,861
U.S. Treasury Notes	3.38	5-15-2033	2,640,000	2,473,144
U.S. Treasury Notes	3.88	8-15-2033	12,035,000	11,715,320
U.S. Treasury Notes	4.00	10-31-2029	2,100,000	2,075,145
Total U.S. Treasury securities (Cost $517,235,223)				465,319,918

		Yield	Shares
Short-term investments: 3.69%
Investment companies: 3.69%
Allspring Government Money Market Fund Select Class♠∞		5.25	49,196,731	49,196,731
Total short-term investments (Cost $49,196,731)				49,196,731
Total investments in securities (Cost $744,621,717)	97.97%			1,306,298,238
Other assets and liabilities, net	2.03			27,122,846
Total net assets	100.00%			$1,333,421,084

†	Non-income-earning security
±	Variable rate investment. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.
Allspring Index Asset Allocation Fund | 27

Portfolio of investments—March 31, 2024 (unaudited)

Abbreviations:
FNMA	Federal National Mortgage Association
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$35,935,442	$151,009,052	$(137,747,763)	$0	$0	$49,196,731	49,196,731	$1,085,158
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	1,310	6-18-2024	$144,170,931	$145,143,906	$972,975	$0
U.S. Long Term Bond	94	6-18-2024	11,254,458	11,321,125	66,667	0
Ultra Long Term U.S. Treasury Bond	41	6-18-2024	5,223,128	5,289,000	65,872	0
E-Mini S&P 500 Index	335	6-21-2024	87,083,500	88,917,375	1,833,875	0
2-Year U.S. Treasury Notes	53	6-28-2024	10,849,127	10,837,672	0	(11,455)
5-Year U.S. Treasury Notes	165	6-28-2024	17,639,955	17,657,578	17,623	0
Short
Ultra Long Term U.S. Treasury Bond	(152)	6-18-2024	(19,144,459)	(19,608,000)	0	(463,541)
					$2,957,012	$(474,996)
The accompanying notes are an integral part of these financial statements.
28 | Allspring Index Asset Allocation Fund

Statement of assets and liabilities—March 31, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $695,424,986)	$1,257,101,507
Investments in affiliated securities, at value (cost $49,196,731)	49,196,731
Cash	33,271
Cash at broker segregated for futures contracts	7,312,660
Receivable for investments sold	17,800,101
Receivable for dividends and interest	3,558,456
Receivable for Fund shares sold	513,377
Receivable for daily variation margin on open futures contracts	43,124
Prepaid expenses and other assets	180,105
Total assets	1,335,739,332
Liabilities
Payable for Fund shares redeemed	800,090
Management fee payable	630,572
Shareholder servicing fees payable	249,674
Administration fees payable	205,311
Payable for daily variation margin on open futures contracts	191,544
Distribution fee payable	56,535
Payable for investments purchased	31,702
Trustees’ fees and expenses payable	3,393
Accrued expenses and other liabilities	149,427
Total liabilities	2,318,248
Total net assets	$1,333,421,084
Net assets consist of
Paid-in capital	$704,066,861
Total distributable earnings	629,354,223
Total net assets	$1,333,421,084
Computation of net asset value and offering price per share
Net assets–Class A	$918,435,568
Shares outstanding–Class A1	22,988,364
Net asset value per share–Class A	$39.95
Maximum offering price per share – Class A2	$42.39
Net assets–Class C	$88,693,518
Shares outstanding–Class C1	3,826,516
Net asset value per share–Class C	$23.18
Net assets–Administrator Class	$180,429,752
Shares outstanding–Administrator Class[1]	4,515,932
Net asset value per share–Administrator Class	$39.95
Net assets–Institutional Class	$145,862,246
Shares outstanding–Institutional Class[1]	3,656,239
Net asset value per share–Institutional Class	$39.89
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Index Asset Allocation Fund | 29

Statement of operations—six months ended March 31, 2024 (unaudited)
Statement of operations
Investment income
Interest	$6,678,841
Dividends (net of foreign withholdings taxes of $1,503)	6,204,005
Income from affiliated securities	1,085,158
Total investment income	13,968,004
Expenses
Management fee	3,908,038
Administration fees
Class A	861,842
Class C	91,773
Administrator Class	126,008
Institutional Class	89,708
Shareholder servicing fees
Class A	1,077,303
Class C	114,414
Administrator Class	239,002
Distribution fee
Class C	343,186
Custody and accounting fees	11,185
Professional fees	31,861
Registration fees	125,063
Shareholder report expenses	34,902
Trustees’ fees and expenses	12,319
Other fees and expenses	100,081
Total expenses	7,166,685
Less: Fee waivers and/or expense reimbursements
Fund-level	(194,437)
Class A	(31,678)
Administrator Class	(99,645)
Institutional Class	(5,030)
Net expenses	6,835,895
Net investment income	7,132,109
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	83,620,963
Futures contracts	13,263,872
Net realized gains on investments	96,884,835
Net change in unrealized gains (losses) on
Unaffiliated securities	88,691,227
Futures contracts	6,791,818
Net change in unrealized gains (losses) on investments	95,483,045
Net realized and unrealized gains (losses) on investments	192,367,880
Net increase in net assets resulting from operations	$199,499,989
The accompanying notes are an integral part of these financial statements.
30 | Allspring Index Asset Allocation Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended March 31, 2024 (unaudited)		Year ended September 30, 2023
Operations
Net investment income		$7,132,109		$12,142,192
Net realized gains on investments		96,884,835		104,050,598
Net change in unrealized gains (losses) on investments		95,483,045		18,347,116
Net increase in net assets resulting from operations		199,499,989		134,539,906
Distributions to shareholders from
Net investment income and net realized gains
Class A		(58,785,399)		(41,253,554)
Class C		(9,788,073)		(4,535,716)
Administrator Class		(13,424,884)		(12,512,380)
Institutional Class		(9,623,538)		(7,993,165)
Total distributions to shareholders		(91,621,894)		(66,294,815)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	633,159	24,174,525	806,319	29,549,090
Class C	166,987	3,742,037	306,574	6,806,459
Administrator Class	249,019	9,473,102	582,853	21,356,900
Institutional Class	424,766	16,187,443	592,766	21,741,984
		53,577,107		79,454,433
Reinvestment of distributions
Class A	1,541,103	56,804,693	1,107,495	39,713,342
Class C	443,319	9,429,245	204,027	4,402,900
Administrator Class	362,959	13,379,726	347,693	12,472,668
Institutional Class	225,224	8,299,847	189,431	6,791,294
		87,913,511		63,380,204
Payment for shares redeemed
Class A	(1,551,948)	(58,944,068)	(2,503,116)	(92,077,661)
Class C	(1,038,676)	(23,280,449)	(1,503,730)	(33,335,177)
Administrator Class	(1,925,953)	(73,174,299)	(2,529,928)	(93,030,861)
Institutional Class	(642,454)	(24,395,412)	(1,457,041)	(52,865,750)
		(179,794,228)		(271,309,449)
Net decrease in net assets resulting from capital share transactions		(38,303,610)		(128,474,812)
Total increase (decrease) in net assets		69,574,485		(60,229,721)
Net assets
Beginning of period		1,263,846,599		1,324,076,320
End of period		$1,333,421,084		$1,263,846,599
The accompanying notes are an integral part of these financial statements.
Allspring Index Asset Allocation Fund | 31

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2024 (unaudited)	Year ended September 30
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$36.72	$34.96	$43.74	$38.89	$35.13	$34.63
Net investment income	0.21 [1]	0.33 [1]	0.21	0.19	0.30	0.33
Net realized and unrealized gains (losses) on investments	5.69	3.25	(6.23)	5.97	4.22	1.46
Total from investment operations	5.90	3.58	(6.02)	6.16	4.52	1.79
Distributions to shareholders from
Net investment income	(0.22)	(0.34)	(0.30)	(0.12)	(0.30)	(0.33)
Net realized gains	(2.45)	(1.48)	(2.46)	(1.19)	(0.46)	(0.96)
Total distributions to shareholders	(2.67)	(1.82)	(2.76)	(1.31)	(0.76)	(1.29)
Net asset value, end of period	$39.95	$36.72	$34.96	$43.74	$38.89	$35.13
Total return[2]	16.71%	10.41%	(14.91)%	16.18%	13.08%	5.54%
Ratios to average net assets (annualized)
Gross expenses	1.11%	1.13%	1.10%	1.09%	1.10%	1.11%
Net expenses	1.07%	1.07%	1.08%	1.08%	1.08%	1.08%
Net investment income	1.10%	0.91%	0.52%	0.46%	0.83%	0.99%
Supplemental data
Portfolio turnover rate	4%	11%	13%	11%	19%	14%
Net assets, end of period (000s omitted)	$918,436	$821,312	$802,444	$1,013,263	$907,134	$834,289

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
32 | Allspring Index Asset Allocation Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2024 (unaudited)	Year ended September 30
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$22.25	$21.15	$26.46	$23.64	$21.36	$21.07
Net investment income (loss)	0.04 [1]	0.03 [1]	(0.07)	(0.08)	0.01	0.05
Net realized and unrealized gains (losses) on investments	3.36	1.97	(3.75)	3.63	2.57	0.88
Total from investment operations	3.40	2.00	(3.82)	3.55	2.58	0.93
Distributions to shareholders from
Net investment income	(0.02)	0.00	0.00	(0.01)	(0.02)	(0.06)
Net realized gains	(2.45)	(0.90)	(1.49)	(0.72)	(0.28)	(0.58)
Total distributions to shareholders	(2.47)	(0.90)	(1.49)	(0.73)	(0.30)	(0.64)
Net asset value, end of period	$23.18	$22.25	$21.15	$26.46	$23.64	$21.36
Total return[2]	16.30%	9.57%	(15.56)%	15.31%	12.22%	4.75%
Ratios to average net assets (annualized)
Gross expenses	1.85%	1.87%	1.85%	1.84%	1.85%	1.86%
Net expenses	1.82%	1.83%	1.83%	1.83%	1.83%	1.83%
Net investment income (loss)	0.35%	0.15%	(0.24)%	(0.29)%	0.08%	0.24%
Supplemental data
Portfolio turnover rate	4%	11%	13%	11%	19%	14%
Net assets, end of period (000s omitted)	$88,694	$94,684	$110,992	$150,795	$144,828	$144,264

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Index Asset Allocation Fund | 33

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2024 (unaudited)	Year ended September 30
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$36.72	$34.96	$43.80	$38.89	$35.14	$34.64
Net investment income	0.24 [1]	0.40 [1]	0.28	0.26	0.37	0.39
Net realized and unrealized gains (losses) on investments	5.68	3.25	(6.22)	5.98	4.20	1.46
Total from investment operations	5.92	3.65	(5.94)	6.24	4.57	1.85
Distributions to shareholders from
Net investment income	(0.24)	(0.40)	(0.43)	(0.14)	(0.36)	(0.39)
Net realized gains	(2.45)	(1.49)	(2.47)	(1.19)	(0.46)	(0.96)
Total distributions to shareholders	(2.69)	(1.89)	(2.90)	(1.33)	(0.82)	(1.35)
Net asset value, end of period	$39.95	$36.72	$34.96	$43.80	$38.89	$35.14
Total return[2]	16.79%	10.61%	(14.77)%	16.40%	13.26%	5.73%
Ratios to average net assets (annualized)
Gross expenses	1.03%	1.05%	1.02%	1.01%	1.02%	1.03%
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	1.27%	1.08%	0.69%	0.63%	1.01%	1.17%
Supplemental data
Portfolio turnover rate	4%	11%	13%	11%	19%	14%
Net assets, end of period (000s omitted)	$180,430	$214,064	$259,704	$358,573	$281,988	$229,390

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
34 | Allspring Index Asset Allocation Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2024 (unaudited)	Year ended September 30
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$36.67	$34.91	$43.79	$38.84	$35.09	$34.59
Net investment income	0.27 [1]	0.45 [1]	0.33	0.33	0.42	0.44
Net realized and unrealized gains (losses) on investments	5.67	3.25	(6.20)	5.97	4.21	1.46
Total from investment operations	5.94	3.70	(5.87)	6.30	4.63	1.90
Distributions to shareholders from
Net investment income	(0.27)	(0.46)	(0.54)	(0.16)	(0.42)	(0.44)
Net realized gains	(2.45)	(1.48)	(2.47)	(1.19)	(0.46)	(0.96)
Total distributions to shareholders	(2.72)	(1.94)	(3.01)	(1.35)	(0.88)	(1.40)
Net asset value, end of period	$39.89	$36.67	$34.91	$43.79	$38.84	$35.09
Total return[2]	16.88%	10.79%	(14.64)%	16.57%	13.44%	5.89%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.80%	0.77%	0.76%	0.77%	0.78%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	1.42%	1.23%	0.85%	0.79%	1.16%	1.32%
Supplemental data
Portfolio turnover rate	4%	11%	13%	11%	19%	14%
Net assets, end of period (000s omitted)	$145,862	$133,787	$150,936	$165,569	$139,896	$123,504

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Index Asset Allocation Fund | 35

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Index Asset Allocation Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values and is subject to interest rate risk and equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis.  Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased.  If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
36 | Allspring Index Asset Allocation Fund

Notes to financial statements (unaudited)
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income quarterly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2024, the aggregate cost of all investments for federal income tax purposes was $713,926,879 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$655,222,085
Gross unrealized losses	(60,368,710)
Net unrealized gains	$594,853,375
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Index Asset Allocation Fund | 37

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$15,873	$0	$15,873
Common stocks
Communication services	70,876,578	0	0	70,876,578
Consumer discretionary	81,891,824	0	0	81,891,824
Consumer staples	47,241,546	0	0	47,241,546
Energy	31,299,522	0	0	31,299,522
Financials	104,162,718	0	0	104,162,718
Health care	98,297,369	0	0	98,297,369
Industrials	69,686,682	0	0	69,686,682
Information technology	234,075,037	0	0	234,075,037
Materials	18,768,807	0	0	18,768,807
Real estate	18,023,177	0	0	18,023,177
Utilities	17,440,403	0	0	17,440,403
Non-agency mortgage-backed securities	0	2,053	0	2,053
U.S. Treasury securities	465,319,918	0	0	465,319,918
Short-term investments
Investment companies	49,196,731	0	0	49,196,731
	1,306,280,312	17,926	0	1,306,298,238
Futures contracts	2,957,012	0	0	2,957,012
Total assets	$1,309,237,324	$17,926	$0	$1,309,255,250
Liabilities
Futures contracts	$474,996	$0	$0	$474,996
Total liabilities	$474,996	$0	$0	$474,996
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At March 31, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.650%
Next $500 million	0.600
Next $2 billion	0.550
Next $2 billion	0.525
Next $5 billion	0.490
Over $10 billion	0.480
For the six months ended March 31, 2024, the management fee was equivalent to an annual rate of 0.61% of the Fund’s average daily net assets.
38 | Allspring Index Asset Allocation Fund

Notes to financial statements (unaudited)
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.15% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of March 31, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.07%
Class C	1.82
Administrator Class	0.90
Institutional Class	0.75
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2024, Allspring Funds Distributor received $13,841 from the sale of Class A shares and $340 in contingent deferred sales charges from redemptions of Class A shares. No contingent deferred sales charges were incurred by Class C shares for the six months ended March 31, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended March 31, 2024.
Allspring Index Asset Allocation Fund | 39

Notes to financial statements (unaudited)
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2024 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$36,311,225	$11,113,378	$44,483,447	$127,793,448
6.
DERIVATIVE TRANSACTIONS
During the six months ended March 31, 2024, the Fund entered into futures contracts to manage the duration of the portfolio and to gain market exposure to certain asset classes by implementing tactical asset allocation shifts. The Fund had an average notional amount of $235,660,182 in long futures contracts and $8,762,548 in short futures contracts during the six months ended March 31, 2024.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
The fair value of derivative instruments as of March 31, 2024 by primary risk type was as follows for the Fund:
	Interest rate risk	Equity risk	Total
Asset derivatives
Futures contracts	$1,123,137 *	$1,833,875 *	$2,957,012
Liability derivatives
Futures contracts	$474,996 *	$0 *	$474,996

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day’s variation margin as of March 31, 2024 is reported separately on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the March 31, 2024 was as follows:
	INTEREST RATE RISK	Equity risk	TOTAL
Net realized gains (losses) on derivatives
Futures contracts	$(421,928)	$13,685,800	$13,263,872
Net change in unrealized gains (losses) on derivatives
Futures contracts	$1,944,710	$4,847,108	$6,791,818
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended March 31, 2024, there were no borrowings by the Fund under the agreement.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
40 | Allspring Index Asset Allocation Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Index Asset Allocation Fund | 41

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 100 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

42 | Allspring Index Asset Allocation Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

Allspring Index Asset Allocation Fund | 43

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

44 | Allspring Index Asset Allocation Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-04032024-quul5chi 05-24
SAR0458 03-24

Allspring Opportunity Fund
Semi-Annual Report
March 31, 2024

The views expressed and any forward-looking statements are as of March 31, 2024, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Opportunity Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Opportunity Fund for the six-month period that ended March 31, 2024. Globally, stocks and bonds had positive returns for the period. However, markets were volatile as investors focused on persistently high inflation and the impact of aggressive central bank rate hikes. Riskier assets rallied as investors anticipated an end to the tight monetary policy.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 23.48%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 14.90% while the MSCI EM Index (Net) (USD),3 returned 10.42%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 5.99%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 5.71%, the Bloomberg Municipal Bond Index6 returned 7.48%, and the ICE BofA U.S. High Yield Index7 gained 8.68%.
Investors remained focused on central bank monetary policies.
The period began with a tough month for financial markets overall in October. Key global and domestic indexes all were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict—and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter gross domestic product (GDP) growth was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter.
The broad year-end rally among stocks and bonds that began in November continued through December as investors became more confident that monetary policy would ease in 2024. Supporting the bubbly market mood were a series of reports confirming lower inflationary trends in the U.S. and Europe. During the period, it appeared more likely that the U.S. economy could achieve a soft landing, cooling enough to lower inflation without the pain of a recession. However, by year-end, an expectations gap developed. Capital markets priced in a total of 1.50 percentage points in federal funds rate cuts in 2024—twice as much as the three cuts of 0.25% hinted at by Fed officials.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. Returns shown are net of transaction costs beginning on July 1, 2022. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
2 | Allspring Opportunity Fund

Letter to shareholders (unaudited)
Financial market performance was mixed in January 2024 as U.S. stocks had modest gains while non-U.S. equities, particularly those in emerging markets, and fixed income assets were held back by central bank pushback on market optimism over rate cuts. Overall, optimism was supported by indications of a soft landing for the U.S. economy. Key data included a surprisingly strong gain of 353,000 jobs in January, an unemployment rate of just 3.7%, and a rise of just 3.1% in the CPI in January. However, that resilience helped push back expectations of a rate cut in March to a more likely second quarter initial move.
In February, stocks were supported by positive economic data and strong corporate earnings. However, fixed income investments were under pressure as resilient inflation led to lowered expectations on the timing of interest rate cuts. The S&P 500 Index had solid monthly gains along with emerging market equities, which benefited from a rebound in China.
The first quarter of 2024 closed with ongoing stock market momentum and a more muted sense of confidence in fixed income markets as investors adjusted to the prospect of greater-than-expected economic strength. On the flip side of that is that expectations on the timing of a long-anticipated initial Fed rate cut were pushed back from March to June and then beyond. Additionally, the number of quarter-point rate cuts forecast by the market fell from six as projected in December 2023 to two to three cuts by the end of March.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers a wide variety of mutual funds spanning many asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
“ The first quarter of 2024 closed with ongoing stock market momentum and a more muted sense of confidence in fixed income markets as investors adjusted to the prospect of greater-than-expected economic strength. ”
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Allspring Opportunity Fund | 3

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

4 | Allspring Opportunity Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio manager	Christopher G. Miller, CFA

Average annual total returns (%) as of March 31, 2024
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (SOPVX)	2-24-2000	19.49	12.00	10.08	26.77	13.34	10.73	1.19	1.17
Class C (WFOPX)	3-31-2008	24.87	12.81	10.21	25.87	12.81	10.21	1.94	1.92
Class R6 (WOFRX)[3]	5-29-2020	–	–	–	27.31	13.83	11.23	0.77	0.72
Administrator Class (WOFDX)	8-30-2002	–	–	–	26.99	13.54	10.95	1.12	1.00
Institutional Class (WOFNX)	7-30-2010	–	–	–	27.30	13.81	11.22	0.87	0.75
Russell 3000® Index[4]	–	–	–	–	29.29	14.34	12.33	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for short time periods, should not be the sole factor in making your investment decision.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through January 31, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.17% for Class A, 1.92% for Class C, 0.72% for Class R6, 1.00% for Administrator Class and 0.75% for Institutional Class. Brokerage
commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees.
Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[4]
The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

Investing involves risk, including the possible loss of principal. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Consult the Fund’s prospectus for additional information on these and other risks.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring Opportunity Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of March 31, 2024[1]
Amazon.com, Inc.	5.15
Alphabet, Inc. Class C	4.49
Apple, Inc.	4.43
Salesforce, Inc.	4.31
Mastercard, Inc. Class A	3.78
Meta Platforms, Inc. Class A	3.13
Texas Instruments, Inc.	2.67
Regal Rexnord Corp.	2.47
HEICO Corp. Class A	2.33
Burlington Stores, Inc.	2.12

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of March 31, 2024[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Opportunity Fund | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2023 to March 31, 2024.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 10-1-2023	Ending account value 3-31-2024	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,232.32	$6.49	1.17%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$5.87	1.17%
Class C
Actual	$1,000.00	$1,227.85	$10.52	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.42	$9.52	1.90%
Class R6
Actual	$1,000.00	$1,235.08	$4.00	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.28	$3.62	0.72%
Administrator Class
Actual	$1,000.00	$1,233.39	$5.55	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$5.02	1.00%
Institutional Class
Actual	$1,000.00	$1,235.11	$4.17	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	$3.77	0.75%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half-year period).

8 | Allspring Opportunity Fund

Portfolio of investments—March 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 96.63%
Communication services: 7.62%
Interactive media & services: 7.62%
Alphabet, Inc. Class C†	581,236	$88,498,993
Meta Platforms, Inc. Class A	127,246	61,788,113
		150,287,106
Consumer discretionary: 10.25%
Broadline retail: 5.15%
Amazon.com, Inc.†	563,698	101,679,845
Hotels, restaurants & leisure: 1.03%
Starbucks Corp.	221,461	20,239,321
Specialty retail: 4.07%
Burlington Stores, Inc.†	180,024	41,799,773
Home Depot, Inc.	100,615	38,595,914
		80,395,687
Consumer staples: 4.71%
Consumer staples distribution & retail: 3.36%
Dollar General Corp.	245,478	38,309,297
Sysco Corp.	343,466	27,882,570
		66,191,867
Household products: 1.35%
Church & Dwight Co., Inc.	255,962	26,699,396
Financials: 10.38%
Capital markets: 5.12%
Charles Schwab Corp.	518,059	37,476,388
Intercontinental Exchange, Inc.	246,693	33,903,019
S&P Global, Inc.	69,575	29,600,684
		100,980,091
Financial services: 3.78%
Mastercard, Inc. Class A	154,971	74,629,385
Insurance: 1.48%
Marsh & McLennan Cos., Inc.	142,232	29,296,947
Health care: 9.85%
Health care equipment & supplies: 3.20%
Align Technology, Inc.†	60,002	19,675,856
LivaNova PLC†	410,750	22,977,355
Medtronic PLC	235,475	20,521,646
		63,174,857
Health care providers & services: 1.83%
UnitedHealth Group, Inc.	72,966	36,096,280
The accompanying notes are an integral part of these financial statements.
Allspring Opportunity Fund | 9

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Life sciences tools & services: 4.82%
Agilent Technologies, Inc.	232,051	$33,765,741
Bio-Rad Laboratories, Inc. Class A†	77,408	26,773,105
Thermo Fisher Scientific, Inc.	59,571	34,623,261
		95,162,107
Industrials: 18.48%
Aerospace & defense: 4.10%
HEICO Corp. Class A	298,811	45,998,966
Melrose Industries PLC	4,105,901	34,876,623
		80,875,589
Building products: 3.00%
AZEK Co., Inc.†	406,634	20,421,159
Carlisle Cos., Inc.	99,175	38,861,724
		59,282,883
Commercial services & supplies: 1.85%
Republic Services, Inc.	190,830	36,532,495
Electrical equipment: 3.39%
Atkore, Inc.	95,018	18,087,627
Regal Rexnord Corp.	271,060	48,817,906
		66,905,533
Machinery: 2.10%
Fortive Corp.	294,972	25,373,492
Ingersoll Rand, Inc.	168,296	15,979,705
		41,353,197
Professional services: 2.35%
Dun & Bradstreet Holdings, Inc.	2,075,942	20,842,458
TransUnion	319,037	25,459,152
		46,301,610
Trading companies & distributors: 1.69%
Air Lease Corp.	648,130	33,339,807
Information technology: 21.30%
Electronic equipment, instruments & components: 3.97%
Amphenol Corp. Class A	333,884	38,513,519
Teledyne Technologies, Inc.†	92,756	39,822,006
		78,335,525
Semiconductors & semiconductor equipment: 4.72%
Marvell Technology, Inc.	570,183	40,414,571
Texas Instruments, Inc.	302,513	52,700,790
		93,115,361
Software: 8.18%
Palo Alto Networks, Inc.†	63,761	18,116,413
The accompanying notes are an integral part of these financial statements.
10 | Allspring Opportunity Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Software(continued)
Salesforce, Inc.	282,813	$85,177,620
ServiceNow, Inc.†	36,718	27,993,803
Workday, Inc. Class A†	110,516	30,143,239
		161,431,075
Technology hardware, storage & peripherals: 4.43%
Apple, Inc.	509,140	87,307,327
Materials: 4.88%
Chemicals: 4.88%
Ashland, Inc.	356,536	34,715,910
Olin Corp.	615,810	36,209,628
Sherwin-Williams Co.	73,234	25,436,365
		96,361,903
Real estate: 9.16%
Industrial REITs : 1.72%
Prologis, Inc.	260,333	33,900,563
Real estate management & development: 1.72%
CoStar Group, Inc.†	350,874	33,894,428
Residential REITs : 1.67%
Sun Communities, Inc.	256,737	33,011,244
Specialized REITs : 4.05%
American Tower Corp.	176,517	34,877,994
Equinix, Inc.	20,074	16,567,674
VICI Properties, Inc.	953,054	28,391,479
		79,837,147
Total common stocks (Cost $1,017,351,983)		1,906,618,576

		Yield
Short-term investments: 3.43%
Investment companies: 3.43%
Allspring Government Money Market Fund Select Class♠∞		5.25%	67,679,485	67,679,485
Total short-term investments (Cost $67,679,485)				67,679,485
Total investments in securities (Cost $1,085,031,468)	100.06%			1,974,298,061
Other assets and liabilities, net	(0.06)			(1,204,800)
Total net assets	100.00%			$1,973,093,261

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
Allspring Opportunity Fund | 11

Portfolio of investments—March 31, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$34,872,865	$183,972,217	$(151,165,597)	$0	$0	$67,679,485	67,679,485	$1,635,430
The accompanying notes are an integral part of these financial statements.
12 | Allspring Opportunity Fund

Statement of assets and liabilities—March 31, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $1,017,351,983)	$1,906,618,576
Investments in affiliated securities, at value (cost $67,679,485)	67,679,485
Cash	361,085
Foreign currency, at value (cost $109)	109
Receivable for dividends	2,296,857
Receivable for Fund shares sold	23,094
Prepaid expenses and other assets	159,071
Total assets	1,977,138,277
Liabilities
Payable for Fund shares redeemed	1,352,196
Management fee payable	1,138,929
Shareholder servicing fee payable	406,271
Administration fees payable	312,569
Trustees’ fees and expenses payable	3,523
Distribution fee payable	874
Accrued expenses and other liabilities	830,654
Total liabilities	4,045,016
Total net assets	$1,973,093,261
Net assets consist of
Paid-in capital	$995,995,964
Total distributable earnings	977,097,297
Total net assets	$1,973,093,261
Computation of net asset value and offering price per share
Net assets–Class A	$1,668,787,349
Shares outstanding–Class A1	32,010,694
Net asset value per share–Class A	$52.13
Maximum offering price per share – Class A2	$55.31
Net assets–Class C	$1,462,548
Shares outstanding–Class C1	32,194
Net asset value per share–Class C	$45.43
Net assets–Class R6	$299,657
Shares outstanding–Class R6[1]	4,778
Net asset value per share–Class R6	$62.71
Net assets–Administrator Class	$271,895,845
Shares outstanding–Administrator Class[1]	4,502,401
Net asset value per share–Administrator Class	$60.39
Net assets–Institutional Class	$30,647,862
Shares outstanding–Institutional Class[1]	489,213
Net asset value per share–Institutional Class	$62.65
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Opportunity Fund | 13

Statement of operations—six months ended March 31, 2024 (unaudited)
Statement of operations
Investment income
Dividends	$8,879,677
Income from affiliated securities	1,635,430
Interest	315
Total investment income	10,515,422
Expenses
Management fee	6,478,434
Administration fees
Class A	1,520,464
Class C	1,427
Class R6	38
Administrator Class	160,544
Institutional Class	18,569
Shareholder servicing fees
Class A	1,899,656
Class C	1,782
Administrator Class	306,325
Distribution fee
Class C	5,059
Custody and accounting fees	23,296
Professional fees	33,786
Registration fees	27,784
Shareholder report expenses	34,059
Trustees’ fees and expenses	12,465
Other fees and expenses	23,839
Total expenses	10,547,527
Less: Fee waivers and/or expense reimbursements
Fund-level	(163,536)
Class R6	(34)
Administrator Class	(118,653)
Institutional Class	(14,065)
Net expenses	10,251,239
Net investment income	264,183
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	97,173,448
Foreign currency and foreign currency translations	(4,210)
Net realized gains on investments	97,169,238
Net change in unrealized gains (losses) on
Unaffiliated securities	283,117,802
Foreign currency and foreign currency translations	1,801
Net change in unrealized gains (losses) on investments	283,119,603
Net realized and unrealized gains (losses) on investments	380,288,841
Net increase in net assets resulting from operations	$380,553,024
The accompanying notes are an integral part of these financial statements.
14 | Allspring Opportunity Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended March 31, 2024 (unaudited)		Year ended September 30, 2023
Operations
Net investment income (loss)		$264,183		$(2,542,945)
Net realized gains on investments		97,169,238		74,803,987
Net change in unrealized gains (losses) on investments		283,119,603		221,925,619
Net increase in net assets resulting from operations		380,553,024		294,186,661
Distributions to shareholders from
Net investment income and net realized gains
Class A		(60,356,131)		(135,924,779)
Class C		(67,168)		(163,434)
Class R6		(8,935)		(2,539)
Administrator Class		(8,509,577)		(19,167,609)
Institutional Class		(992,927)		(2,217,648)
Total distributions to shareholders		(69,934,738)		(157,476,009)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	104,188	4,882,489	248,448	10,637,541
Class C	656	27,468	3,536	133,304
Class R6	1,378	71,527	2,670	141,114
Administrator Class	6,160	331,411	19,568	968,586
Institutional Class	122,091	6,815,136	259,731	13,329,935
		12,128,031		25,210,480
Reinvestment of distributions
Class A	1,278,860	58,622,947	3,274,219	131,918,309
Class C	1,652	66,111	4,525	161,301
Class R6	162	8,935	53	2,539
Administrator Class	148,123	7,860,908	386,357	17,892,203
Institutional Class	17,989	989,756	44,993	2,152,021
		67,548,657		152,126,373
Payment for shares redeemed
Class A	(1,697,425)	(80,162,624)	(3,264,464)	(140,859,583)
Class C	(6,045)	(251,644)	(11,702)	(446,521)
Class R6	(75)	(4,156)	0	0
Administrator Class	(210,300)	(11,420,261)	(365,545)	(17,990,967)
Institutional Class	(167,357)	(9,410,903)	(279,551)	(14,417,041)
		(101,249,588)		(173,714,112)
Net increase (decrease) in net assets resulting from capital share transactions		(21,572,900)		3,622,741
Total increase in net assets		289,045,386		140,333,393
Net assets
Beginning of period		1,684,047,875		1,543,714,482
End of period		$1,973,093,261		$1,684,047,875
The accompanying notes are an integral part of these financial statements.
Allspring Opportunity Fund | 15

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2024 (unaudited)	Year ended September 30
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$44.06	$40.84	$57.30	$45.64	$43.37	$46.31
Net investment income (loss)	(0.00)[1,2]	(0.08)[2]	(0.22)	(0.20)	0.01	0.10
Payment from affiliate	0.00	0.00	0.00	0.00	0.00 [3]	0.00
Net realized and unrealized gains (losses) on investments	9.97	7.61	(9.64)	14.95	4.85	1.54
Total from investment operations	9.97	7.53	(9.86)	14.75	4.86	1.64
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.02)	(0.10)	0.00
Net realized gains	(1.90)	(4.31)	(6.60)	(3.07)	(2.49)	(4.58)
Total distributions to shareholders	(1.90)	(4.31)	(6.60)	(3.09)	(2.59)	(4.58)
Net asset value, end of period	$52.13	$44.06	$40.84	$57.30	$45.64	$43.37
Total return[4]	23.23%	19.42%	(20.07)%	33.63%	11.62%[5]	5.18%
Ratios to average net assets (annualized)
Gross expenses	1.19%	1.20%	1.19%	1.20%	1.21%	1.21%
Net expenses	1.17%	1.17%	1.16%	1.17%	1.16%	1.19%
Net investment income (loss)	(0.00)%	(0.18)%	(0.43)%	(0.37)%	0.04%	0.23%
Supplemental data
Portfolio turnover rate	9%	26%	22%	29%	43%	28%
Net assets, end of period (000s omitted)	$1,668,787	$1,424,188	$1,309,459	$1,782,585	$1,453,975	$1,461,345

[1]	Amount is more than $(0.005).
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	During the year ended September 30, 2020, the Fund received a payment from an affiliate which had an impact of less than 0.005% to the total return.
The accompanying notes are an integral part of these financial statements.
16 | Allspring Opportunity Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2024 (unaudited)	Year ended September 30
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$38.76	$36.63	$52.32	$42.19	$40.02	$43.43
Net investment loss	(0.15)[1]	(0.35)[1]	(0.50)[1]	(0.55)[1]	(0.28)[1]	(0.26)[1]
Payment from affiliate	0.00	0.00	0.00	0.00	0.54	0.00
Net realized and unrealized gains (losses) on investments	8.72	6.79	(8.59)	13.75	4.40	1.43
Total from investment operations	8.57	6.44	(9.09)	13.20	4.66	1.17
Distributions to shareholders from
Net realized gains	(1.90)	(4.31)	(6.60)	(3.07)	(2.49)	(4.58)
Net asset value, end of period	$45.43	$38.76	$36.63	$52.32	$42.19	$40.02
Total return[2]	22.79%	18.60%	(20.55)%[3]	32.65%	12.13%[4]	4.37%
Ratios to average net assets (annualized)
Gross expenses	1.90%	1.90%	1.85%	1.92%	1.94%	1.96%
Net expenses	1.90%	1.89%	1.84%	1.91%	1.92%	1.95%
Net investment loss	(0.73)%	(0.90)%	(1.11)%	(1.12)%	(0.71)%	(0.69)%
Supplemental data
Portfolio turnover rate	9%	26%	22%	29%	43%	28%
Net assets, end of period (000s omitted)	$1,463	$1,393	$1,450	$2,073	$2,268	$3,739

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	During the year ended September 30, 2022, the Fund received payments from a service provider which had a 0.09% impact on the total return.
[4]	During the year ended September 30, 2020, the Fund received a payment from an affiliate which had a 1.44% impact on the total return.
The accompanying notes are an integral part of these financial statements.
Allspring Opportunity Fund | 17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2024 (unaudited)	Year ended September 30
Class R6		2023	2022	2021	2020[1]
Net asset value, beginning of period	$52.53	$47.73	$65.66	$51.83	$46.84
Net investment income	0.13 [2]	0.16 [2]	0.01 [2]	0.04	0.04
Net realized and unrealized gains (losses) on investments	11.95	8.95	(11.34)	17.06	4.95
Total from investment operations	12.08	9.11	(11.33)	17.10	4.99
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.20)	0.00
Net realized gains	(1.90)	(4.31)	(6.60)	(3.07)	0.00
Total distributions to shareholders	(1.90)	(4.31)	(6.60)	(3.27)	0.00
Net asset value, end of period	$62.71	$52.53	$47.73	$65.66	$51.83
Total return[3]	23.51%	19.96%	(19.72)%	34.23%	10.65%
Ratios to average net assets (annualized)
Gross expenses	0.77%	0.79%	0.75%	0.76%	0.76%
Net expenses	0.72%	0.73%	0.72%	0.72%	0.72%
Net investment income	0.46%	0.31%	0.01%	0.08%	0.25%
Supplemental data
Portfolio turnover rate	9%	26%	22%	29%	43%
Net assets, end of period (000s omitted)	$300	$174	$28	$35	$28

[1]	For the period from May 29, 2020 (commencement of class operations) to September 30, 2020
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
18 | Allspring Opportunity Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2024 (unaudited)	Year ended September 30
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$50.72	$46.33	$64.07	$50.68	$47.85	$50.50
Net investment income (loss)	0.05 [1]	(0.00)[1,2]	(0.14)[1]	(0.10)	0.18	0.21
Net realized and unrealized gains (losses) on investments	11.52	8.70	(11.00)	16.65	5.30	1.73
Total from investment operations	11.57	8.70	(11.14)	16.55	5.48	1.94
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.09)	(0.16)	(0.01)
Net realized gains	(1.90)	(4.31)	(6.60)	(3.07)	(2.49)	(4.58)
Total distributions to shareholders	(1.90)	(4.31)	(6.60)	(3.16)	(2.65)	(4.59)
Net asset value, end of period	$60.39	$50.72	$46.33	$64.07	$50.68	$47.85
Total return[3]	23.34%	19.63%	(19.91)%	33.87%	11.85%	5.37%
Ratios to average net assets (annualized)
Gross expenses	1.12%	1.12%	1.11%	1.12%	1.13%	1.13%
Net expenses	1.00%	0.99%	0.97%	0.98%	0.97%	1.00%
Net investment income (loss)	0.17%	(0.00)%	(0.24)%	(0.18)%	0.22%	0.42%
Supplemental data
Portfolio turnover rate	9%	26%	22%	29%	43%	28%
Net assets, end of period (000s omitted)	$271,896	$231,186	$209,340	$281,217	$225,604	$227,963

[1]	Calculated based upon average shares outstanding
[2]	Amount is more than $(0.005).
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Opportunity Fund | 19

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2024 (unaudited)	Year ended September 30
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$52.48	$47.70	$65.64	$51.83	$48.89	$51.50
Net investment income (loss)	0.12 [1]	0.13 [1]	(0.01)[1]	0.03 [1]	0.34	0.35
Net realized and unrealized gains (losses) on investments	11.95	8.96	(11.33)	17.04	5.37	1.74
Total from investment operations	12.07	9.09	(11.34)	17.07	5.71	2.09
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.19)	(0.28)	(0.12)
Net realized gains	(1.90)	(4.31)	(6.60)	(3.07)	(2.49)	(4.58)
Total distributions to shareholders	(1.90)	(4.31)	(6.60)	(3.26)	(2.77)	(4.70)
Net asset value, end of period	$62.65	$52.48	$47.70	$65.64	$51.83	$48.89
Total return[2]	23.51%	19.93%	(19.76)%	34.20%	12.09%	5.63%
Ratios to average net assets (annualized)
Gross expenses	0.87%	0.87%	0.86%	0.87%	0.88%	0.88%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss)	0.42%	0.24%	(0.01)%	0.05%	0.44%	0.66%
Supplemental data
Portfolio turnover rate	9%	26%	22%	29%	43%	28%
Net assets, end of period (000s omitted)	$30,648	$27,107	$23,437	$29,303	$24,710	$26,447

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
20 | Allspring Opportunity Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Opportunity Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On March 31, 2024, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date.
Allspring Opportunity Fund | 21

Notes to financial statements (unaudited)
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2024, the aggregate cost of all investments for federal income tax purposes was $1,077,950,513 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$925,225,489
Gross unrealized losses	(28,877,941)
Net unrealized gains	$896,347,548
As of September 30, 2023, the Fund had a qualified late-year ordinary loss of $1,877,110 which will be recognized on the first day of the following fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
22 | Allspring Opportunity Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$150,287,106	$0	$0	$150,287,106
Consumer discretionary	202,314,853	0	0	202,314,853
Consumer staples	92,891,263	0	0	92,891,263
Financials	204,906,423	0	0	204,906,423
Health care	194,433,244	0	0	194,433,244
Industrials	364,591,114	0	0	364,591,114
Information technology	420,189,288	0	0	420,189,288
Materials	96,361,903	0	0	96,361,903
Real estate	180,643,382	0	0	180,643,382
Short-term investments
Investment companies	67,679,485	0	0	67,679,485
Total assets	$1,974,298,061	$0	$0	$1,974,298,061
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At March 31, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.750%
Next $500 million	0.725
Next $1 billion	0.700
Next $2 billion	0.675
Next $1 billion	0.650
Next $5 billion	0.640
Next $2 billion	0.630
Next $4 billion	0.620
Over $16 billion	0.610
For the six months ended March 31, 2024, the management fee was equivalent to an annual rate of 0.72% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
Allspring Opportunity Fund | 23

Notes to financial statements (unaudited)
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of March 31, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.17%
Class C	1.92
Class R6	0.72
Administrator Class	1.00
Institutional Class	0.75
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2024, Allspring Funds Distributor received $955 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended March 31, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended March 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2024 were $163,843,903 and $288,692,755, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption
24 | Allspring Opportunity Fund

Notes to financial statements (unaudited)
requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended March 31, 2024, there were no borrowings by the Fund under the agreement.
7.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Opportunity Fund | 25

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

26 | Allspring Opportunity Fund

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 100 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

Allspring Opportunity Fund | 27

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

28 | Allspring Opportunity Fund

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Opportunity Fund | 29

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-04032024-ulgldsvc 05-24
SAR3002 03-24

Allspring Special Mid Cap Value Fund
Semi-Annual Report
March 31, 2024

The views expressed and any forward-looking statements are as of March 31, 2024, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Special Mid Cap Value Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Special Mid Cap Value Fund for the six-month period that ended March 31, 2024. Globally, stocks and bonds had positive returns for the period. However, markets were volatile as investors focused on persistently high inflation and the impact of aggressive central bank rate hikes. Riskier assets rallied as investors anticipated an end to the tight monetary policy.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 23.48%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 14.90% while the MSCI EM Index (Net) (USD),3 returned 10.42%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 5.99%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 5.71%, the Bloomberg Municipal Bond Index6 returned 7.48%, and the ICE BofA U.S. High Yield Index7 gained 8.68%.
Investors remained focused on central bank monetary policies.
The period began with a tough month for financial markets overall in October. Key global and domestic indexes all were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict—and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter gross domestic product (GDP) growth was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter.
The broad year-end rally among stocks and bonds that began in November continued through December as investors became more confident that monetary policy would ease in 2024. Supporting the bubbly market mood were a series of reports confirming lower inflationary trends in the U.S. and Europe. During the period, it appeared more likely that the U.S. economy could achieve a soft landing, cooling enough to lower inflation without the pain of a recession. However, by year-end, an expectations gap developed. Capital markets priced in a total of 1.50 percentage points in federal funds rate cuts in 2024—twice as much as the three cuts of 0.25% hinted at by Fed officials.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. Returns shown are net of transaction costs beginning on July 1, 2022. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
2 | Allspring Special Mid Cap Value Fund

Letter to shareholders (unaudited)
Financial market performance was mixed in January 2024 as U.S. stocks had modest gains while non-U.S. equities, particularly those in emerging markets, and fixed income assets were held back by central bank pushback on market optimism over rate cuts. Overall, optimism was supported by indications of a soft landing for the U.S. economy. Key data included a surprisingly strong gain of 353,000 jobs in January, an unemployment rate of just 3.7%, and a rise of just 3.1% in the CPI in January. However, that resilience helped push back expectations of a rate cut in March to a more likely second quarter initial move.
In February, stocks were supported by positive economic data and strong corporate earnings. However, fixed income investments were under pressure as resilient inflation led to lowered expectations on the timing of interest rate cuts. The S&P 500 Index had solid monthly gains along with emerging market equities, which benefited from a rebound in China.
The first quarter of 2024 closed with ongoing stock market momentum and a more muted sense of confidence in fixed income markets as investors adjusted to the prospect of greater-than-expected economic strength. On the flip side of that is that expectations on the timing of a long-anticipated initial Fed rate cut were pushed back from March to June and then beyond. Additionally, the number of quarter-point rate cuts forecast by the market fell from six as projected in December 2023 to two to three cuts by the end of March.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers a wide variety of mutual funds spanning many asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
“ The first quarter of 2024 closed with ongoing stock market momentum and a more muted sense of confidence in fixed income markets as investors adjusted to the prospect of greater-than-expected economic strength. ”
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Allspring Special Mid Cap Value Fund | 3

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

4 | Allspring Special Mid Cap Value Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	James M. Tringas, CFA, Bryant VonCronkhite, CFA, CPA, Shane Zweck, CFA

Average annual total returns (%) as of March 31, 2024
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (WFPAX)	7-31-2007	11.38	10.41	8.75	18.17	11.73	9.39	1.12	1.12
Class C (WFPCX)	7-31-2007	16.28	10.90	8.74	17.28	10.90	8.74	1.87	1.87
Class R6 (WFPRX)	6-28-2013	–	–	–	18.66	12.21	9.87	0.70	0.70
Administrator Class (WFMDX)	4-8-2005	–	–	–	18.26	11.82	9.49	1.05	1.05
Institutional Class (WFMIX)	4-8-2005	–	–	–	18.54	12.09	9.77	0.80	0.80
Russell 3000® Index[3]	–	–	–	–	29.29	14.34	12.33	–	–
Russell Midcap® Value Index[4]	–	–	–	–	20.40	9.94	8.57	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through January 31, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.15% for Class A, 1.90% for Class C, 0.73% for Class R6, 1.08% for Administrator Class and 0.83% for Institutional Class. Brokerage
commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees.
Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[4]
The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price/book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index. You cannot invest directly in an index.

Investing involves risk, including the possible loss of principal. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. Consult the Fund’s prospectus for additional information on these and other risks.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring Special Mid Cap Value Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of March 31, 2024[1]
AerCap Holdings NV	3.71
Carlisle Cos., Inc.	3.67
CBRE Group, Inc. Class A	3.28
Arch Capital Group Ltd.	3.23
Republic Services, Inc.	3.13
Allstate Corp.	3.13
Vulcan Materials Co.	2.96
LKQ Corp.	2.92
Jacobs Solutions, Inc.	2.89
Keurig Dr Pepper, Inc.	2.61

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of March 31, 2024[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Special Mid Cap Value Fund | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2023 to March 31, 2024.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 10-1-2023	Ending account value 3-31-2024	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,190.83	$6.10	1.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.29	$5.62	1.12%
Class C
Actual	$1,000.00	$1,186.57	$10.17	1.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.56	$9.37	1.87%
Class R6
Actual	$1,000.00	$1,193.31	$3.82	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.38	$3.52	0.70%
Administrator Class
Actual	$1,000.00	$1,191.21	$5.72	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.64	$5.27	1.05%
Institutional Class
Actual	$1,000.00	$1,192.84	$4.36	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.89	$4.02	0.80%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half-year period).

8 | Allspring Special Mid Cap Value Fund

Portfolio of investments—March 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.32%
Communication services: 0.09%
Entertainment: 0.09%
TKO Group Holdings, Inc.	140,100	$12,106,041
Consumer discretionary: 6.38%
Automobile components: 1.18%
Aptiv PLC†	1,994,830	158,888,210
Distributors: 2.92%
LKQ Corp.	7,362,500	393,231,125
Hotels, restaurants & leisure: 1.50%
Wendy’s Co.	3,892,750	73,339,410
Yum China Holdings, Inc.	3,232,450	128,619,185
		201,958,595
Specialty retail: 0.78%
Foot Locker, Inc.	1,818,750	51,834,375
RH†	153,850	53,579,801
		105,414,176
Consumer staples: 6.76%
Beverages: 2.61%
Keurig Dr Pepper, Inc.	11,447,914	351,107,522
Household products: 4.15%
Church & Dwight Co., Inc.	2,411,050	251,496,626
Reynolds Consumer Products, Inc.♠	10,759,100	307,279,896
		558,776,522
Energy: 6.21%
Energy equipment & services: 1.54%
Baker Hughes Co.	4,265,400	142,890,900
NOV, Inc.	3,313,250	64,674,640
		207,565,540
Oil, gas & consumable fuels: 4.67%
Devon Energy Corp.	2,513,350	126,119,903
EOG Resources, Inc.	1,717,250	219,533,240
Targa Resources Corp.	653,250	73,157,468
Valero Energy Corp.	1,230,150	209,974,303
		628,784,914
Financials: 19.87%
Banks: 3.00%
Fifth Third Bancorp	7,287,850	271,180,899
Regions Financial Corp.	6,331,650	133,217,916
		404,398,815
The accompanying notes are an integral part of these financial statements.
Allspring Special Mid Cap Value Fund | 9

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Capital markets: 1.67%
Jefferies Financial Group, Inc.	5,116,550	$225,639,855
Pershing Square Tontine Holdings Ltd.♦†	7,483,000	7
		225,639,862
Financial services: 2.26%
Euronet Worldwide, Inc.♠†	2,769,450	304,445,639
Insurance: 10.86%
Allstate Corp.	2,436,200	421,486,962
Arch Capital Group Ltd.†	4,702,550	434,703,722
Axis Capital Holdings Ltd.	887,650	57,715,003
Brown & Brown, Inc.	3,824,350	334,783,599
Loews Corp.	2,723,150	213,195,413
		1,461,884,699
Mortgage real estate investment trusts (REITs): 2.08%
Annaly Capital Management, Inc.	14,219,299	279,977,997
Health care: 8.84%
Health care equipment & supplies: 3.57%
Alcon, Inc.	2,278,050	189,738,784
Zimmer Biomet Holdings, Inc.	2,207,750	291,378,845
		481,117,629
Health care providers & services: 2.93%
Humana, Inc.	360,700	125,061,904
Laboratory Corp. of America Holdings	1,234,150	269,612,409
		394,674,313
Life sciences tools & services: 2.34%
Charles River Laboratories International, Inc.†	936,764	253,816,206
Qiagen NV	1,410,515	60,638,040
		314,454,246
Industrials: 22.53%
Aerospace & defense: 2.50%
L3Harris Technologies, Inc.	1,580,850	336,879,135
Building products: 3.67%
Carlisle Cos., Inc.	1,262,550	494,730,218
Commercial services & supplies: 3.13%
Republic Services, Inc.	2,202,450	421,637,028
Construction & engineering: 2.36%
API Group Corp.†	4,097,266	160,899,639
MasTec, Inc.†	1,686,100	157,228,825
		318,128,464
The accompanying notes are an integral part of these financial statements.
10 | Allspring Special Mid Cap Value Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Ground transportation: 1.15%
Knight-Swift Transportation Holdings, Inc.	2,811,100	$154,666,722
Machinery: 2.30%
Donaldson Co., Inc.	1,867,000	139,427,560
Gates Industrial Corp. PLC†	9,604,927	170,103,257
		309,530,817
Professional services: 3.71%
Dun & Bradstreet Holdings, Inc.	10,952,546	109,963,562
Jacobs Solutions, Inc.	2,532,200	389,275,106
		499,238,668
Trading companies & distributors: 3.71%
AerCap Holdings NV†	5,739,950	498,859,054
Information technology: 3.93%
IT services: 1.15%
Amdocs Ltd.	1,713,450	154,844,477
Semiconductors & semiconductor equipment: 2.55%
ON Semiconductor Corp.†	1,857,450	136,615,447
Teradyne, Inc.	1,829,900	206,467,617
		343,083,064
Software: 0.23%
Informatica, Inc. Class A†	911,800	31,913,000
Materials: 9.03%
Chemicals: 1.68%
Ashland, Inc.	843,550	82,136,464
Huntsman Corp.	5,534,550	144,064,336
		226,200,800
Construction materials: 2.96%
Vulcan Materials Co.	1,462,250	399,077,270
Containers & packaging: 2.70%
AptarGroup, Inc.	836,700	120,392,763
Graphic Packaging Holding Co.	8,317,200	242,695,896
		363,088,659
Metals & mining: 1.69%
Freeport-McMoRan, Inc.	4,834,050	227,297,031
Real estate: 8.81%
Office REITs : 1.69%
Boston Properties, Inc.	3,492,550	228,098,440
Real estate management & development: 3.28%
CBRE Group, Inc. Class A†	4,542,800	441,741,872
The accompanying notes are an integral part of these financial statements.
Allspring Special Mid Cap Value Fund | 11

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Specialized REITs : 3.84%
CubeSmart	3,241,900	$146,598,718
Gaming & Leisure Properties, Inc.	4,268,550	196,652,098
Weyerhaeuser Co.	4,832,750	173,544,053
		516,794,869
Utilities: 5.87%
Electric utilities: 4.31%
American Electric Power Co., Inc.	3,442,400	296,390,640
FirstEnergy Corp.	7,336,350	283,329,837
		579,720,477
Water utilities: 1.56%
American Water Works Co., Inc.	1,722,750	210,537,278
Total common stocks (Cost $9,410,067,941)		13,240,493,188

	Expiration date
Rights: 0.00%
Financials: 0.00%
Capital markets: 0.00%
Pershing Square Holdings Ltd.♦†	9-23-2033	2,255,595	0
Total rights (Cost $0)			0
Warrants: 0.00%
Financials: 0.00%
Capital markets: 0.00%
Pershing Square Holdings Ltd.♦†	7-24-2027	769,690	0
Total warrants (Cost $4,560,928)			0

		Yield
Short-term investments: 0.86%
Investment companies: 0.86%
Allspring Government Money Market Fund Select Class♠∞		5.25%	115,461,876	115,461,876
Total short-term investments (Cost $115,461,876)				115,461,876
Total investments in securities (Cost $9,530,090,745)	99.18%			13,355,955,064
Other assets and liabilities, net	0.82			110,575,539
Total net assets	100.00%			$13,466,530,603

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
12 | Allspring Special Mid Cap Value Fund

Portfolio of investments—March 31, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Common stocks
Euronet Worldwide, Inc.†	$223,073,676	$4,695,448	$(8,581,393)	$(894,424)	$86,152,332	$304,445,639	2,769,450	$0
Reynolds Consumer Products, Inc.	271,124,392	5,152,662	0	0	31,002,842	307,279,896	10,759,100	4,907,625
Short-term investments
Allspring Government Money Market Fund Select Class	502,383,050	746,690,664	(1,133,611,838)	0	0	115,461,876	115,461,876	6,931,934
				$(894,424)	$117,155,174	$727,187,411		$11,839,559

†	Non-income-earning security
Written options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Put
Trimble, Inc.	Bank of America Securities, Inc.	4,000	$18,000,000	$45.00	5-17-2024	$(22)
						$(22)
The accompanying notes are an integral part of these financial statements.
Allspring Special Mid Cap Value Fund | 13

Statement of assets and liabilities—March 31, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $8,870,545,179)	$12,628,767,653
Investments in affiliated securities, at value (cost $659,545,566)	727,187,411
Cash	9,867,495
Cash at broker segregated for written options	18,000,000
Receivable for investments sold	105,920,223
Receivable for dividends	27,245,605
Receivable for Fund shares sold	22,623,282
Prepaid expenses and other assets	752,819
Total assets	13,540,364,488
Liabilities
Payable for investments purchased	40,733,751
Payable for Fund shares redeemed	23,798,468
Management fee payable	7,282,295
Administration fees payable	1,249,012
Distribution fees payable	67,111
Trustees’ fees and expenses payable	7,199
Written options, at value (premiums received $528,876)	22
Accrued expenses and other liabilities	696,027
Total liabilities	73,833,885
Total net assets	$13,466,530,603
Net assets consist of
Paid-in capital	$9,326,854,151
Total distributable earnings	4,139,676,452
Total net assets	$13,466,530,603
The accompanying notes are an integral part of these financial statements.
14 | Allspring Special Mid Cap Value Fund

Statement of assets and liabilities—March 31, 2024 (unaudited)
Statement of assets and liabilities
Computation of net asset value and offering price per share
Net assets–Class A	$1,542,021,962
Shares outstanding–Class A1	31,853,452
Net asset value per share–Class A	$48.41
Maximum offering price per share – Class A2	$51.36
Net assets–Class C	$107,187,277
Shares outstanding–Class C1	2,365,743
Net asset value per share–Class C	$45.31
Net assets–Class R6	$3,549,092,407
Shares outstanding–Class R6[1]	70,675,494
Net asset value per share–Class R6	$50.22
Net assets–Administrator Class	$316,363,609
Shares outstanding–Administrator Class[1]	6,365,804
Net asset value per share–Administrator Class	$49.70
Net assets–Institutional Class	$7,951,865,348
Shares outstanding–Institutional Class[1]	158,624,441
Net asset value per share–Institutional Class	$50.13
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Special Mid Cap Value Fund | 15

Statement of operations—six months ended March 31, 2024 (unaudited)
Statement of operations
Investment income
Dividends	$123,645,871
Income from affiliated securities	11,839,559
Interest	136,068
Total investment income	135,621,498
Expenses
Management fee	40,055,910
Administration fees
Class A	1,362,653
Class C	103,467
Class R6	488,593
Administrator Class	195,395
Institutional Class	4,657,428
Shareholder servicing fees
Class A	1,703,315
Class C	129,082
Administrator Class	375,110
Distribution fees
Class C	387,245
Custody and accounting fees	163,785
Professional fees	43,853
Registration fees	26,411
Shareholder report expenses	451,196
Trustees’ fees and expenses	14,967
Other fees and expenses	196,320
Total expenses	50,354,730
Net investment income	85,266,768
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	334,286,838
Affiliated securities	(894,424)
Net realized gains on investments	333,392,414
Net change in unrealized gains (losses) on
Unaffiliated securities	1,662,499,269
Affiliated securities	117,155,174
Written options	528,854
Net change in unrealized gains (losses) on investments	1,780,183,297
Net realized and unrealized gains (losses) on investments	2,113,575,711
Net increase in net assets resulting from operations	$2,198,842,479
The accompanying notes are an integral part of these financial statements.
16 | Allspring Special Mid Cap Value Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended March 31, 2024 (unaudited)		Year ended September 30, 2023
Operations
Net investment income		$85,266,768		$145,773,253
Net realized gains on investments		333,392,414		546,955,331
Net change in unrealized gains (losses) on investments		1,780,183,297		744,968,122
Net increase in net assets resulting from operations		2,198,842,479		1,437,696,706
Distributions to shareholders from
Net investment income and net realized gains
Class A		(72,575,389)		(102,285,172)
Class C		(4,859,037)		(9,430,371)
Class R		N/A		(1,960,608)[1]
Class R6		(180,956,781)		(237,972,215)
Administrator Class		(16,081,852)		(24,865,616)
Institutional Class		(390,251,708)		(562,285,015)
Total distributions to shareholders		(664,724,767)		(938,798,997)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,289,225	101,018,064	7,552,518	332,109,508
Class C	102,294	4,188,682	466,057	19,285,083
Class R	N/A	N/A	78,409 [1]	3,492,357 [1]
Class R6	7,920,083	361,752,575	20,291,959	929,463,236
Administrator Class	308,745	13,945,241	1,483,366	67,588,980
Institutional Class	20,336,149	927,845,767	40,965,841	1,874,760,310
		1,408,750,329		3,226,699,474
Reinvestment of distributions
Class A	1,562,560	67,331,371	2,185,133	94,493,842
Class C	115,958	4,623,250	223,322	9,002,114
Class R	N/A	N/A	44,728 [1]	1,960,608 [1]
Class R6	3,705,131	166,003,937	4,822,812	216,198,148
Administrator Class	361,867	16,007,557	558,463	24,747,212
Institutional Class	8,381,897	374,702,181	12,091,678	540,975,336
		628,668,296		887,377,260
Payment for shares redeemed
Class A	(5,202,573)	(229,871,576)	(6,040,100)	(266,711,307)
Class C	(537,168)	(22,161,496)	(850,350)	(35,205,264)
Class R	N/A	N/A	(122,396)[1]	(5,491,609)[1]
Class R6	(13,282,435)	(606,877,829)	(12,961,260)	(592,331,314)
Administrator Class	(1,509,940)	(68,531,135)	(2,052,760)	(93,411,794)
Institutional Class	(27,576,805)	(1,257,373,464)	(43,859,807)	(1,999,538,758)
		(2,184,815,500)		(2,992,690,046)
1 For the period from October 1, 2022 to June 16, 2023
The accompanying notes are an integral part of these financial statements.
Allspring Special Mid Cap Value Fund | 17

Statement of changes in net assets
Statement of changes in net assets
	Six months ended March 31, 2024 (unaudited)		Year ended September 30, 2023
	Shares		Shares
Net asset value of shares issued in acquisition
Class A	2,119,683	$96,889,975	0	$0
Class C	27,382	1,172,263	0	0
Class R6	283,445	13,434,335	0	0
Administrator Class	216,950	10,179,714	0	0
Institutional Class	1,445,839	68,416,152	0	0
		190,092,439		0
Share conversions
Class A	0	0	564,940 [2]	25,168,076 [2]
Class R	0	0	(556,158)[2]	(25,168,076)[2]
		0		0
Net increase in net assets resulting from capital share transactions		42,695,564		1,121,386,688
Total increase in net assets		1,576,813,276		1,620,284,397
Net assets
Beginning of period		11,889,717,327		10,269,432,930
End of period		$13,466,530,603		$11,889,717,327
2 Effective at the close of business on June 16, 2023, Class R shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
18 | Allspring Special Mid Cap Value Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2024 (unaudited)	Year ended September 30
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$42.93	$40.97	$49.22	$35.33	$39.63	$37.59
Net investment income	0.24 [1]	0.37	0.22	0.13	0.18	0.26
Net realized and unrealized gains (losses) on investments	7.64	5.32	(3.63)	13.91	(2.85)	2.54
Total from investment operations	7.88	5.69	(3.41)	14.04	(2.67)	2.80
Distributions to shareholders from
Net investment income	(0.45)	(0.32)	(0.11)	(0.15)	(0.23)	(0.17)
Net realized gains	(1.95)	(3.41)	(4.73)	0.00	(1.40)	(0.59)
Total distributions to shareholders	(2.40)	(3.73)	(4.84)	(0.15)	(1.63)	(0.76)
Net asset value, end of period	$48.41	$42.93	$40.97	$49.22	$35.33	$39.63
Total return[2]	19.08%	13.89%	(8.32)%	39.83%	(7.22)%	7.81%
Ratios to average net assets (annualized)
Gross expenses	1.12%	1.13%	1.12%	1.13%	1.14%	1.15%
Net expenses	1.12%	1.13%	1.12%	1.13%	1.14%	1.15%
Net investment income	1.11%	0.94%	0.55%	0.17%	0.56%	0.67%
Supplemental data
Portfolio turnover rate	9%	27%	24%	38%	51%	37%
Net assets, end of period (000s omitted)	$1,542,022	$1,334,415	$1,098,924	$1,131,411	$969,508	$1,003,560

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Special Mid Cap Value Fund | 19

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2024 (unaudited)	Year ended September 30
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$40.05	$38.43	$46.68	$33.63	$37.85	$36.02
Net investment income (loss)	0.07 [1]	0.03	(0.11)	(0.25)[1]	(0.11)	(0.07)
Net realized and unrealized gains (losses) on investments	7.14	5.00	(3.41)	13.30	(2.71)	2.49
Total from investment operations	7.21	5.03	(3.52)	13.05	(2.82)	2.42
Distributions to shareholders from
Net realized gains	(1.95)	(3.41)	(4.73)	0.00	(1.40)	(0.59)
Net asset value, end of period	$45.31	$40.05	$38.43	$46.68	$33.63	$37.85
Total return[2]	18.66%	13.03%	(9.03)%	38.80%	(7.89)%	7.00%
Ratios to average net assets (annualized)
Gross expenses	1.87%	1.88%	1.87%	1.88%	1.89%	1.90%
Net expenses	1.87%	1.88%	1.87%	1.88%	1.89%	1.90%
Net investment income (loss)	0.34%	0.17%	(0.22)%	(0.58)%	(0.19)%	(0.09)%
Supplemental data
Portfolio turnover rate	9%	27%	24%	38%	51%	37%
Net assets, end of period (000s omitted)	$107,187	$106,431	$108,314	$132,741	$110,318	$147,086

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
20 | Allspring Special Mid Cap Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2024 (unaudited)	Year ended September 30
Class R6		2023	2022	2021	2020	2019
Net asset value, beginning of period	$44.53	$42.36	$50.72	$36.39	$40.76	$38.67
Net investment income	0.35 [1]	0.59	0.46	0.29	0.36	0.40
Net realized and unrealized gains (losses) on investments	7.92	5.49	(3.79)	14.36	(2.94)	2.62
Total from investment operations	8.27	6.08	(3.33)	14.65	(2.58)	3.02
Distributions to shareholders from
Net investment income	(0.63)	(0.50)	(0.30)	(0.32)	(0.39)	(0.34)
Net realized gains	(1.95)	(3.41)	(4.73)	0.00	(1.40)	(0.59)
Total distributions to shareholders	(2.58)	(3.91)	(5.03)	(0.32)	(1.79)	(0.93)
Net asset value, end of period	$50.22	$44.53	$42.36	$50.72	$36.39	$40.76
Total return[2]	19.33%	14.38%	(7.93)%	40.44%	(6.84)%	8.28%
Ratios to average net assets (annualized)
Gross expenses	0.70%	0.70%	0.69%	0.70%	0.71%	0.72%
Net expenses	0.70%	0.70%	0.69%	0.70%	0.71%	0.72%
Net investment income	1.52%	1.37%	0.96%	0.60%	0.99%	1.12%
Supplemental data
Portfolio turnover rate	9%	27%	24%	38%	51%	37%
Net assets, end of period (000s omitted)	$3,549,092	$3,208,044	$2,537,407	$2,925,693	$2,103,895	$2,094,860

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Special Mid Cap Value Fund | 21

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2024 (unaudited)	Year ended September 30
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$44.02	$41.90	$50.22	$36.02	$40.35	$38.23
Net investment income	0.26 [1]	0.46	0.39	0.23	0.24 [1]	0.27 [1]
Net realized and unrealized gains (losses) on investments	7.84	5.40	(3.85)	14.13	(2.93)	2.61
Total from investment operations	8.10	5.86	(3.46)	14.36	(2.69)	2.88
Distributions to shareholders from
Net investment income	(0.47)	(0.33)	(0.13)	(0.16)	(0.24)	(0.17)
Net realized gains	(1.95)	(3.41)	(4.73)	0.00	(1.40)	(0.59)
Total distributions to shareholders	(2.42)	(3.74)	(4.86)	(0.16)	(1.64)	(0.76)
Net asset value, end of period	$49.70	$44.02	$41.90	$50.22	$36.02	$40.35
Total return[2]	19.12%	13.99%	(8.26)%	39.96%	(7.15)%	7.88%
Ratios to average net assets (annualized)
Gross expenses	1.05%	1.05%	1.04%	1.05%	1.06%	1.07%
Net expenses	1.05%	1.05%	1.04%	1.05%	1.06%	1.07%
Net investment income	1.16%	1.00%	0.60%	0.25%	0.65%	0.72%
Supplemental data
Portfolio turnover rate	9%	27%	24%	38%	51%	37%
Net assets, end of period (000s omitted)	$316,364	$307,586	$293,286	$389,512	$324,727	$604,126

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
22 | Allspring Special Mid Cap Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2024 (unaudited)	Year ended September 30
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$44.43	$42.28	$50.63	$36.33	$40.70	$38.61
Net investment income	0.32 [1]	0.56	0.42	0.24	0.32	0.38 [1]
Net realized and unrealized gains (losses) on investments	7.92	5.45	(3.78)	14.35	(2.94)	2.60
Total from investment operations	8.24	6.01	(3.36)	14.59	(2.62)	2.98
Distributions to shareholders from
Net investment income	(0.59)	(0.45)	(0.26)	(0.29)	(0.35)	(0.30)
Net realized gains	(1.95)	(3.41)	(4.73)	0.00	(1.40)	(0.59)
Total distributions to shareholders	(2.54)	(3.86)	(4.99)	(0.29)	(1.75)	(0.89)
Net asset value, end of period	$50.13	$44.43	$42.28	$50.63	$36.33	$40.70
Total return[2]	19.28%	14.24%	(8.01)%	40.30%	(6.93)%	8.17%
Ratios to average net assets (annualized)
Gross expenses	0.80%	0.80%	0.79%	0.80%	0.81%	0.82%
Net expenses	0.80%	0.80%	0.79%	0.80%	0.81%	0.82%
Net investment income	1.43%	1.26%	0.86%	0.50%	0.89%	1.00%
Supplemental data
Portfolio turnover rate	9%	27%	24%	38%	51%	37%
Net assets, end of period (000s omitted)	$7,951,865	$6,933,240	$6,208,455	$7,209,810	$5,197,362	$5,349,953

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Special Mid Cap Value Fund | 23

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Special Mid Cap Value Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on June 16, 2023, Class R shares became Class A shares in a tax-free conversion. Shareholders of Class R received Class A shares at a value equal to the value of their Class R shares immediately prior to the conversion. Class R shares are no longer offered by the Fund.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Options that are listed on a foreign or domestic exchange or market are valued at the closing mid-price. Non-listed options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.
The Fund may also purchase call or put options. Premiums paid are included in the Statement of Assets and Liabilities as investments, the values of which are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
24 | Allspring Special Mid Cap Value Fund

Notes to financial statements (unaudited)
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2024, the aggregate cost of all investments for federal income tax purposes was $9,518,554,761 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$4,066,007,331
Gross unrealized losses	(228,607,050)
Net unrealized gains	$3,837,400,281
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Special Mid Cap Value Fund | 25

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$12,106,041	$0	$0	$12,106,041
Consumer discretionary	859,492,106	0	0	859,492,106
Consumer staples	909,884,044	0	0	909,884,044
Energy	836,350,454	0	0	836,350,454
Financials	2,676,347,005	7	0	2,676,347,012
Health care	1,190,246,188	0	0	1,190,246,188
Industrials	3,033,670,106	0	0	3,033,670,106
Information technology	529,840,541	0	0	529,840,541
Materials	1,215,663,760	0	0	1,215,663,760
Real estate	1,186,635,181	0	0	1,186,635,181
Utilities	790,257,755	0	0	790,257,755
Rights
Financials	0	0	0	0
Warrants
Financials	0	0	0	0
Short-term investments
Investment companies	115,461,876	0	0	115,461,876
Total assets	$13,355,955,057	$7	$0	$13,355,955,064
Liabilities
Written options	$0	$22	$0	$22
Total liabilities	$0	$22	$0	$22
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At March 31, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.750%
Next $500 million	0.725
Next $1 billion	0.700
Next $2 billion	0.675
Next $1 billion	0.650
Next $5 billion	0.640
Next $2 billion	0.630
Next $4 billion	0.620
Over $16 billion	0.610
For the six months ended March 31, 2024, the management fee was equivalent to an annual rate of 0.66% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned
26 | Allspring Special Mid Cap Value Fund

Notes to financial statements (unaudited)
subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through January 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of March 31, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.15%
Class C	1.90
Class R6	0.73
Administrator Class	1.08
Institutional Class	0.83
Distribution fees
The Trust has adopted a distribution plan for Class C and Class R shares pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2024, Allspring Funds Distributor received $11,521 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended March 31, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended March 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2024 were $1,039,063,199 and $1,483,304,533, respectively.
Allspring Special Mid Cap Value Fund | 27

Notes to financial statements (unaudited)
6.
DERIVATIVE TRANSACTIONS
During the six months ended March 31, 2024, the Fund entered into written options for income generation and hedging purposes. The Fund had an average of 1,714 written option contracts.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
For options contracts, the Fund has the right to use the collateral to offset any losses incurred. As of March 31, 2024, the Fund had written options contracts with the following counterparty which are subject to offset:
Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Bank of America Securities, Inc.	$22	$0	$(22)	$0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.
7.
ACQUISITION
After the close of business on February 23, 2024, the Fund acquired the net assets of Allspring C&B Mid Cap Value Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Class A, Class C, Class R6, Administrator Class and Institutional Class shares of Allspring C&B Mid Cap Value Fund received Class A, Class C, Class R6, Administrator Class and Institutional Class shares, respectively, of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Allspring C&B Mid Cap Value Fund for 4,093,299 shares of the Fund valued at $190,092,439 at an exchange ratio of 0.66, 0.61, 0.65, 0.66 and 0.65 for Class A, Class C, Class R6, Administrator Class and Institutional Class shares, respectively. The investment portfolio of Allspring C&B Mid Cap Value Fund with a fair value of $197,862,214, identified cost of $184,956,851 and net unrealized gains (losses) of $12,905,363 at February 23, 2024 was the principal asset acquired by the Fund. The aggregate net assets of Allspring C&B Mid Cap Value Fund and the Fund immediately prior to the acquisition were $190,092,439 and $12,652,366,791, respectively. The aggregate net assets of the Fund immediately after the acquisition were $12,842,459,230. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Allspring C&B Mid Cap Value Fund was carried forward to align with ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed October 1, 2023, the beginning of the semi-annual reporting period for the Fund, the pro forma results of operations for the six months ended March 31, 2024 would have been as follows (unaudited):
Net investment income	$85,911,070
Net realized and unrealized gains (losses) on investments	2,192,881,219
Net increase in net assets resulting from operations	$2,278,792,289
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Allspring C&B Mid Cap Value Fund that have been included in the Fund’s Statement of Operations since February 24, 2024.
8.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended March 31, 2024, there were no borrowings by the Fund under the agreement.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without
28 | Allspring Special Mid Cap Value Fund

Notes to financial statements (unaudited)
the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Special Mid Cap Value Fund | 29

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

30 | Allspring Special Mid Cap Value Fund

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 100 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

Allspring Special Mid Cap Value Fund | 31

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

32 | Allspring Special Mid Cap Value Fund

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Special Mid Cap Value Fund | 33

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-04032024-jjpnvnvm 05-24
SAR3323 03-24

ITEM 2. CODE OF ETHICS

Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for the series of Allspring Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

3

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: May 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: May 23, 2024

By:	/s/Jeremy DePalma
Jeremy DePalma
Treasurer

Date: May 23, 2024

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